UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
COMMON STOCKS — 73.5%
Advertising Services — 0.1%
Marchex, Inc., Class B	7,875	$36,146
Millennial Media, Inc.†	8,125	13,000
		49,146
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	5,125	142,372
Agricultural Chemicals — 0.4%
Monsanto Co.	2,527	301,901
Airlines — 0.8%
Alaska Air Group, Inc.	2,650	158,364
United Continental Holdings, Inc.†	6,072	406,156
Virgin America, Inc.†	200	8,650
		573,170
Apparel Manufacturers — 0.3%
Carter’s, Inc.	2,806	244,992
Applications Software — 0.4%
Five9, Inc.†	650	2,912
Globant SA†	375	5,857
HubSpot, Inc.†	600	20,166
NetSuite, Inc.†	711	77,620
New Relic, Inc.†	250	8,710
Paycom Software, Inc.†	975	25,672
salesforce.com, Inc.†	2,793	165,653
		306,590
Athletic Equipment — 0.0%
Nautilus, Inc.†	1,650	25,047
Athletic Footwear — 0.6%
NIKE, Inc., Class B	4,239	407,580
Audio/Video Products — 0.0%
VOXX International Corp.†	2,050	17,958
Auto/Truck Parts & Equipment-Original — 0.5%
Dana Holding Corp.	6,675	145,114
Delphi Automotive PLC	2,391	173,874
Tower International, Inc.†	1,500	38,325
		357,313
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,550	97,506
Banks-Commercial — 1.6%
1st Source Corp.	550	18,871
BancFirst Corp.	1,075	68,144
BancorpSouth, Inc.	2,375	53,461
Banner Corp.	550	23,661
BBCN Bancorp, Inc.	775	11,145
Capital Bank Financial Corp., Class A†	2,450	65,660
Cathay General Bancorp	925	23,671
Central Pacific Financial Corp.	4,500	96,750
Chemical Financial Corp.	375	11,490
Citizens & Northern Corp.	250	5,168
City Holding Co.	600	27,918
CoBiz Financial, Inc.	625	8,206
CVB Financial Corp.	4,000	64,080
East West Bancorp, Inc.	74	2,865
First Commonwealth Financial Corp.	6,400	59,008
First Financial Bancorp	150	2,789
First Interstate BancSystem, Inc.	525	14,606
FNB Corp.	1,450	19,314
Guaranty Bancorp	400	5,776
MainSource Financial Group, Inc.	400	8,368
National Penn Bancshares, Inc.	650	6,841
OFG Bancorp	2,550	42,457
PacWest Bancorp	4,540	206,388
Sierra Bancorp	275	4,829
Simmons First National Corp., Class A	650	26,422
Southside Bancshares, Inc.	167	4,828
Southwest Bancorp, Inc.	850	14,756
Suffolk Bancorp	1,250	28,387
Susquehanna Bancshares, Inc.	1,350	18,131
TCF Financial Corp.	2,400	38,136
UMB Financial Corp.	375	21,334
Union Bankshares Corp.	3,666	88,277
Webster Financial Corp.	225	7,319
West Bancorporation, Inc.	1,050	17,871
Westamerica Bancorporation	300	14,706
Wilshire Bancorp, Inc.	2,250	22,792
		1,154,425
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	825	14,471
Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	5,577	527,361
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,385	121,658
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	825	42,727
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	2,700	43,902
Trex Co., Inc.†	225	9,581
		53,483
Cable/Satellite TV — 1.4%
Comcast Corp., Class A	13,306	771,881
Time Warner Cable, Inc.	1,529	232,500
		1,004,381
Casino Hotels — 0.3%
Las Vegas Sands Corp.	3,462	201,350
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	11,951	321,960
Chemicals-Diversified — 0.9%
LyondellBasell Industries NV, Class A	3,506	278,341
PPG Industries, Inc.	1,485	343,258
		621,599
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	1,625	112,856
OM Group, Inc.	1,150	34,270
		147,126
Coal — 0.1%
Cloud Peak Energy, Inc.†	3,650	33,507
Commercial Services — 0.1%
HMS Holdings Corp.†	1,875	39,637
Medifast, Inc.†	150	5,033
		44,670
Commercial Services-Finance — 1.0%
EVERTEC, Inc.	375	8,299

1

Heartland Payment Systems, Inc.	650	35,067
MasterCard, Inc., Class A	7,544	649,991
MoneyGram International, Inc.†	1,250	11,363
Vantiv, Inc., Class A†	600	20,352
		725,072
Computer Aided Design — 0.5%
ANSYS, Inc.†	3,147	258,054
Aspen Technology, Inc.†	3,750	131,325
		389,379
Computer Data Security — 0.1%
Qualys, Inc.†	1,225	46,244
Varonis Systems, Inc.†	1,300	42,679
		88,923
Computer Services — 1.1%
Amdocs, Ltd.	7,844	365,962
Engility Holdings, Inc.†	1,375	58,850
IHS, Inc., Class A†	1,650	187,902
Insight Enterprises, Inc.†	375	9,709
Manhattan Associates, Inc.†	1,125	45,810
Science Applications International Corp.	775	38,385
Unisys Corp.†	1,575	46,431
		753,049
Computer Software — 0.3%
AVG Technologies NV†	6,575	129,790
Avid Technology, Inc.†	4,075	57,906
		187,696
Computers — 3.5%
Apple, Inc.	22,771	2,513,463
Computers-Memory Devices — 0.3%
EMC Corp.	5,164	153,577
Nimble Storage, Inc.†	1,775	48,813
		202,390
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	700	19,348
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	7,530	383,277
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	9,145	124,555
Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	8,909	616,414
Estee Lauder Cos., Inc., Class A	3,315	252,603
Inter Parfums, Inc.	200	5,490
		874,507
Data Processing/Management — 0.1%
Fair Isaac Corp.	850	61,455
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	2,575	30,128
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	675	6,662
Distribution/Wholesale — 0.2%
United Stationers, Inc.	3,450	145,452
Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	4,077	229,984
Blount International, Inc.†	500	8,785
Colfax Corp.†	6,945	358,154
Danaher Corp.	3,047	261,158
Dover Corp.	3,591	257,547
Park-Ohio Holdings Corp.	275	17,333
Standex International Corp.	425	32,835
		1,165,796
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	1,300	15,626
Revance Therapeutics, Inc.†	450	7,623
		23,249
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,573	488,181
Chegg, Inc.†	300	2,073
		490,254
E-Commerce/Services — 0.6%
Coupons.com, Inc.†	300	5,325
Priceline Group, Inc.†	364	415,036
Wayfair, Inc., Class A†	300	5,955
		426,316
E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	375	6,053
Electric-Generation — 0.0%
Atlantic Power Corp.	7,450	20,190
Electric-Integrated — 0.4%
El Paso Electric Co.	1,125	45,067
NorthWestern Corp.	2,225	125,890
PNM Resources, Inc.	825	24,445
Portland General Electric Co.	2,225	84,172
		279,574
Electric-Transmission — 0.4%
Brookfield Infrastructure Partners LP	6,794	284,465
Electronic Components-Misc. — 1.0%
Benchmark Electronics, Inc.†	3,350	85,224
Sanmina Corp.†	1,475	34,707
Stoneridge, Inc.†	8,325	107,059
TE Connectivity, Ltd.	7,381	466,848
Vishay Intertechnology, Inc.	1,050	14,858
		708,696
Electronic Components-Semiconductors — 0.8%
DSP Group, Inc.†	975	10,598
Fairchild Semiconductor International, Inc.†	3,400	57,392
First Solar, Inc.†	800	35,676
Freescale Semiconductor, Ltd.†	6,543	165,080
InvenSense, Inc.†	1,675	27,235
OmniVision Technologies, Inc.†	600	15,600
PMC-Sierra, Inc.†	3,475	31,831
Xilinx, Inc.	5,754	249,091
		592,503

2

Electronic Connectors — 0.7%
Amphenol Corp., Class A	8,890	478,371
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	17,028	323,021
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	7,448	231,558
Electronic Security Devices — 0.5%
Taser International, Inc.†	2,850	75,468
Tyco International PLC	6,044	265,090
		340,558
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	650	6,311
REX American Resources Corp.†	1,625	100,701
Vivint Solar, Inc.†	675	6,224
		113,236
Engineering/R&D Services — 0.4%
Argan, Inc.	2,325	78,213
EMCOR Group, Inc.	2,400	106,776
VSE Corp.	1,050	69,195
		254,184
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,525	71,981
Enterprise Software/Service — 0.9%
Hortonworks, Inc.†	225	6,075
ManTech International Corp., Class A	2,925	88,423
MedAssets, Inc.†	2,675	52,858
OPOWER, Inc.†	75	1,067
Oracle Corp.	8,458	380,356
Rally Software Development Corp.†	2,550	28,993
Tyler Technologies, Inc.†	913	99,919
Veeva Systems, Inc., Class A†	450	11,885
		669,576
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	3,450	96,703
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	2,150	101,157
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	13,641
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	1,000	46,330
PRA Group, Inc.†	800	46,344
World Acceptance Corp.†	950	75,477
		168,151
Finance-Credit Card — 1.3%
American Express Co.	2,514	233,903
Visa, Inc., Class A	2,546	667,561
		901,464
Finance-Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	4,775	22,920
E*TRADE Financial Corp.†	7,545	183,004
FBR & Co.†	650	15,984
Investment Technology Group, Inc.†	5,275	109,825
LPL Financial Holdings, Inc.	3,804	169,468
		501,201
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	725	14,884
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	550	14,636
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	684	149,994
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	475	4,427
NMI Holdings, Inc., Class A†	2,350	21,456
		25,883
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	225	6,082
Food-Confectionery — 0.6%
Hershey Co.	4,155	431,829
Food-Misc./Diversified — 0.2%
B&G Foods, Inc.	800	23,920
Chiquita Brands International, Inc.†	4,225	61,093
Pinnacle Foods, Inc.	1,325	46,773
		131,786
Food-Retail — 0.9%
Kroger Co.	6,846	439,582
Smart & Final Stores, Inc.†	1,100	17,303
Whole Foods Market, Inc.	3,480	175,461
		632,346
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	8,775	348,280
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	4,300	145,297
Gas-Distribution — 0.2%
AGL Resources, Inc.	525	28,618
Laclede Group, Inc.	650	34,580
Piedmont Natural Gas Co., Inc.	625	24,631
Southwest Gas Corp.	550	33,995
		121,824
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	125	3,181
Home Furnishings — 0.1%
Leggett & Platt, Inc.	925	39,414
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	2,968	231,593
Human Resources — 0.3%
Barrett Business Services, Inc.	2,025	55,485
Cross Country Healthcare, Inc.†	10,250	127,920
Paylocity Holding Corp.†	400	10,444
TriNet Group, Inc.†	300	9,384
		203,233
Independent Power Producers — 0.0%
Dynegy, Inc.†	650	19,728

3

Ormat Technologies, Inc.	97	2,636
		22,364
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	575	19,602
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	3,365	485,334
Instruments-Controls — 0.7%
Sensata Technologies Holding NV†	9,436	494,541
Watts Water Technologies, Inc., Class A	75	4,758
		499,299
Insurance Brokers — 0.4%
Aon PLC	3,351	317,775
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	2,625	76,624
CNO Financial Group, Inc.	4,525	77,920
Primerica, Inc.	550	29,843
Trupanion, Inc.†	575	3,985
		188,372
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	175	4,288
Global Indemnity PLC†	225	6,383
Navigators Group, Inc.†	500	36,670
ProAssurance Corp.	800	36,120
Stewart Information Services Corp.	150	5,556
		89,017
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	275	12,037
Platinum Underwriters Holdings, Ltd.	1,050	77,091
		89,128
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	2,275	18,291
Connecture, Inc.†	475	4,280
Intralinks Holdings, Inc.†	4,025	47,897
Yodlee, Inc.†	300	3,660
		74,128
Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	7,556	589,519
Internet Content-Information/News — 0.0%
WebMD Health Corp.†	725	28,674
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	4,975	4,975
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	1,364	11,076
RingCentral, Inc.†	2,200	32,824
TeleCommunication Systems, Inc., Class A†	7,150	22,308
		66,208
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	565	202,021
Federated Investors, Inc., Class B	350	11,526
		213,547
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,025	62,238
Newport Corp.†	200	3,822
		66,060
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	525	73,537
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	400	28,340
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	250	18,300
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	800	36,472
Kadant, Inc.	1,325	56,564
Roper Industries, Inc.	1,295	202,473
		295,509
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,932	281,492
Medical Instruments — 0.8%
Boston Scientific Corp.†	20,593	272,857
CONMED Corp.	2,025	91,044
NuVasive, Inc.†	1,150	54,234
SurModics, Inc.†	4,475	98,898
Symmetry Surgical, Inc.†	612	4,767
Thoratec Corp.†	1,425	46,256
		568,056
Medical Labs & Testing Services — 0.0%
Roka Bioscience, Inc.†	575	2,536
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	700	19,194
PhotoMedex, Inc.†	1,496	2,289
		21,483
Medical Products — 0.6%
Accuray, Inc.†	3,850	29,068
Sientra, Inc.†	300	5,037
Wright Medical Group, Inc.†	1,975	53,068
Zimmer Holdings, Inc.	2,895	328,351
		415,524
Medical-Biomedical/Gene — 3.9%
Alnylam Pharmaceuticals, Inc.†	925	89,725
Amgen, Inc.	4,442	707,566
Applied Genetic Technologies Corp.†	175	3,679
Ardelyx, Inc.†	550	10,390
Atara Biotherapeutics, Inc.†	900	24,075
Avalanche Biotechnologies, Inc.†	125	6,750
Bellicum Pharmaceuticals, Inc.†	1,425	32,832
Biogen Idec, Inc.†	2,247	762,744
Celgene Corp.†	5,763	644,649
Eleven Biotherapeutics, Inc.†	600	7,128
Foundation Medicine, Inc.†	225	5,000
Karyopharm Therapeutics, Inc.†	175	6,550
Kite Pharma, Inc.†	200	11,534
MacroGenics, Inc.†	975	34,193

4

Merrimack Pharmaceuticals, Inc.†	2,300	25,990
NPS Pharmaceuticals, Inc.†	7,578	271,065
Prothena Corp. PLC†	1,300	26,988
PTC Therapeutics, Inc.†	975	50,476
Sage Therapeutics, Inc.†	100	3,660
Synageva BioPharma Corp.†	500	46,395
Trius Therapeutics, Inc. CVR†(1)(2)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	200	8,776
Versartis, Inc.†	1,150	25,817
		2,805,982
Medical-Drugs — 3.3%
ACADIA Pharmaceuticals, Inc.†	2,500	79,375
Adamas Pharmaceuticals, Inc.†	900	15,633
Auspex Pharmaceuticals, Inc.†	75	3,936
Bristol-Myers Squibb Co.	7,712	455,240
ChemoCentryx, Inc.†	1,575	10,757
Chimerix, Inc.†	800	32,208
Dicerna Pharmaceuticals, Inc.†	450	7,412
Endo International PLC†	5,618	405,170
FibroGen, Inc.†	550	15,037
Immune Design Corp.†	1,500	46,170
Infinity Pharmaceuticals, Inc.†	2,200	37,158
Ironwood Pharmaceuticals, Inc.†	13,438	205,870
Jazz Pharmaceuticals PLC†	2,130	348,745
Johnson & Johnson	1,211	126,634
Lannett Co., Inc.†	325	13,936
Mallinckrodt PLC†	3,642	360,667
Pacira Pharmaceuticals, Inc.†	800	70,928
PRA Health Sciences, Inc.†	650	15,743
Prestige Brands Holdings, Inc.†	1,475	51,212
Sagent Pharmaceuticals, Inc.†	1,800	45,198
Tokai Pharmaceuticals, Inc.†	1,450	21,373
ZS Pharma Inc†	175	7,275
		2,375,677
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,450	16,835
Medical-HMO — 0.2%
Centene Corp.†	1,050	109,042
Molina Healthcare, Inc.†	475	25,427
		134,469
Medical-Wholesale Drug Distribution — 0.0%
VWR Corp.†	600	15,522
Metal Processors & Fabrication — 1.1%
Ampco-Pittsburgh Corp.	200	3,850
Precision Castparts Corp.	1,831	441,051
Rexnord Corp.†	12,395	349,663
		794,564
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	4,125	35,228
Surgical Care Affiliates, Inc.†	700	23,555
		58,783
Multimedia — 1.7%
Demand Media, Inc.†	3,050	18,666
Twenty-First Century Fox, Inc., Class A	17,700	679,768
Walt Disney Co.	5,147	484,796
		1,183,230
Networking Products — 0.1%
Arista Networks, Inc.†	225	13,671
Polycom, Inc.†	5,275	71,213
		84,884
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	500	8,975
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	1,225	11,037
Oil Companies-Exploration & Production — 1.0%
Abraxas Petroleum Corp.†	22,625	66,517
Anadarko Petroleum Corp.	3,778	311,685
Clayton Williams Energy, Inc.†	600	38,280
Comstock Resources, Inc.	850	5,789
Contango Oil & Gas Co.†	250	7,310
FMSA Holdings, Inc.†	500	3,460
Isramco, Inc.†	50	6,900
Noble Energy, Inc.	5,463	259,110
Stone Energy Corp.†	800	13,504
VAALCO Energy, Inc.†	4,150	18,924
		731,479
Oil Companies-Integrated — 0.4%
Phillips 66	3,882	278,339
Oil Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	200	9,990
Alon USA Energy, Inc.	1,150	14,571
Valero Energy Corp.	5,265	260,617
Western Refining, Inc.	725	27,390
		312,568
Oil-Field Services — 0.7%
Basic Energy Services, Inc.†	3,800	26,638
Core Laboratories NV	1,719	206,864
Exterran Holdings, Inc.	2,700	87,966
NOW, Inc.†	3,428	88,202
Pioneer Energy Services Corp.†	2,875	15,928
SEACOR Holdings, Inc.†	1,175	86,727
		512,325
Paper & Related Products — 0.1%
Domtar Corp.	450	18,099
Resolute Forest Products, Inc.†	2,000	35,220
		53,319
Pharmacy Services — 0.4%
Express Scripts Holding Co.†	3,065	259,514
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	550	21,153
Poultry — 0.1%
Pilgrim’s Pride Corp.†	1,800	59,022
Sanderson Farms, Inc.	500	42,012
		101,034
Power Converter/Supply Equipment — 0.1%
SunPower Corp.†	1,675	43,265

5

Printing-Commercial — 0.1%
Deluxe Corp.	1,150	71,587
Quad/Graphics, Inc.	675	15,498
RR Donnelley & Sons Co.	509	8,554
		95,639
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	5,675	20,884
Radio — 0.0%
Entercom Communications Corp., Class A†	975	11,856
Radio One, Inc., Class D†	1,575	2,630
		14,486
Real Estate Investment Trusts — 3.0%
American Assets Trust, Inc.	1,025	40,805
American Tower Corp.	6,889	680,978
Anworth Mtg. Asset Corp.	3,900	20,475
Ashford Hospitality Prime, Inc.	100	1,716
Ashford Hospitality Trust, Inc.	450	4,716
Associated Estates Realty Corp.	225	5,222
BioMed Realty Trust, Inc.	550	11,847
Capstead Mtg. Corp.	6,875	84,425
CBL & Associates Properties, Inc.	1,125	21,848
Chambers Street Properties	500	4,030
CoreSite Realty Corp.	3,350	130,817
Cousins Properties, Inc.	300	3,426
CYS Investments, Inc.	15,675	136,686
DCT Industrial Trust, Inc.	525	18,722
DiamondRock Hospitality Co.	1,100	16,357
EastGroup Properties, Inc.	600	37,992
EPR Properties	650	37,459
Equity LifeStyle Properties, Inc.	400	20,620
FelCor Lodging Trust, Inc.	575	6,222
First Industrial Realty Trust, Inc.	425	8,738
Franklin Street Properties Corp.	950	11,657
Gladstone Commercial Corp.	225	3,863
Home Properties, Inc.	600	39,360
Hospitality Properties Trust	1,125	34,875
Lexington Realty Trust	6,634	72,841
LTC Properties, Inc.	1,750	75,547
National Retail Properties, Inc.	425	16,732
Outfront Media, Inc.	3,152	84,600
Pennsylvania Real Estate Investment Trust	1,100	25,806
Post Properties, Inc.	575	33,793
Potlatch Corp.	2,025	84,787
PS Business Parks, Inc.	200	15,908
RAIT Financial Trust	525	4,027
Ramco-Gershenson Properties Trust	2,025	37,948
Saul Centers, Inc.	525	30,025
Simon Property Group, Inc.	985	179,378
Strategic Hotels & Resorts, Inc.†	5,225	69,127
Taubman Centers, Inc.	375	28,657
		2,142,032
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,300	194,909
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,425	55,945
Forestar Group, Inc.†	3,000	46,200
St. Joe Co.†	225	4,138
		106,283
Research & Development — 0.1%
Arrowhead Research Corp.†	2,250	16,605
INC Research Holdings, Inc.†	200	5,138
PAREXEL International Corp.†	325	18,057
		39,800
Respiratory Products — 0.0%
Inogen, Inc.†	375	11,764
Retail-Apparel/Shoe — 0.3%
ANN, Inc.†	400	14,592
Boot Barn Holdings, Inc.†	100	1,820
Children’s Place, Inc.	2,250	128,250
Express, Inc.†	1,475	21,668
Guess?, Inc.	800	16,864
		183,194
Retail-Appliances — 0.1%
hhgregg, Inc.†	12,850	97,274
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	577	357,226
Retail-Bookstores — 0.1%
Barnes & Noble, Inc.†	3,625	84,173
Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	10,734	738,499
Retail-Catalog Shopping — 0.4%
MSC Industrial Direct Co., Inc., Class A	3,508	285,025
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	325	4,388
Retail-Convenience Store — 0.2%
Pantry, Inc.†	4,675	173,255
Retail-Drug Store — 0.2%
Rite Aid Corp.†	23,075	173,524
Retail-Gardening Products — 0.4%
Tractor Supply Co.	4,008	315,911
Retail-Hair Salons — 0.1%
Regis Corp.†	6,075	101,817
Retail-Jewelry — 0.3%
Tiffany & Co.	2,112	225,688
Retail-Mail Order — 0.3%
Williams-Sonoma, Inc.	2,872	217,353
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	6,066	416,006
Retail-Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,727	220,780
Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	200	3,412
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	1,000	7,410
Dillard’s, Inc., Class A	1,150	143,957
		151,367

6

Retail-Restaurants — 1.2%
Dave & Buster’s Entertainment, Inc.†	625	17,063
DineEquity, Inc.	75	7,773
Dunkin’ Brands Group, Inc.	3,183	135,755
Jack in the Box, Inc.	275	21,989
Red Robin Gourmet Burgers, Inc.†	550	42,336
Sonic Corp.	4,150	113,004
Starbucks Corp.	6,131	503,049
		840,969
Retail-Video Rentals — 0.3%
Outerwall, Inc.†	2,625	197,452
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,175	20,680
Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp.	275	3,674
BankFinancial Corp.	200	2,372
Beneficial Mutual Bancorp, Inc.	675	8,282
Capitol Federal Financial, Inc.	225	2,876
Charter Financial Corp.	1,475	16,889
Flushing Financial Corp.	1,250	25,337
Northfield Bancorp, Inc.	7,625	112,850
OceanFirst Financial Corp.	725	12,426
		184,706
Schools — 0.2%
Strayer Education, Inc.†	2,200	163,416
Semiconductor Components-Integrated Circuits — 1.6%
Atmel Corp.†	31,813	267,070
Emulex Corp.†	19,100	108,297
Integrated Device Technology, Inc.†	3,475	68,110
Micrel, Inc.	750	10,883
QUALCOMM, Inc.	7,336	545,285
TriQuint Semiconductor, Inc.†	4,500	123,975
		1,123,620
Semiconductor Equipment — 0.4%
Brooks Automation, Inc.	5,550	70,763
KLA-Tencor Corp.	2,176	153,016
Photronics, Inc.†	3,325	27,631
Ultra Clean Holdings, Inc.†	6,819	63,280
		314,690
Steel-Producers — 0.1%
Commercial Metals Co.	350	5,702
Worthington Industries, Inc.	2,500	75,225
		80,927
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	10,725	75,182
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	1,275	35,483
EarthLink Holdings Corp.	11,925	52,351
FairPoint Communications, Inc.†	1,175	16,697
NeuStar, Inc., Class A†	2,600	72,280
Vonage Holdings Corp.†	6,441	24,540
		201,351
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	10,014	228,620
Television — 0.5%
CBS Corp., Class B	4,253	235,361
ION Media Networks, Inc.†(1)(2)(3)	2	1,215
Sinclair Broadcast Group, Inc., Class A	3,050	83,448
		320,024
Textile-Apparel — 0.0%
Unifi, Inc.†	850	25,271
Therapeutics — 0.8%
Agios Pharmaceuticals, Inc.†	100	11,204
Calithera Biosciences, Inc.†	850	17,170
Cara Therapeutics, Inc.†	675	6,730
Egalet Corp.†	350	1,991
Mirati Therapeutics, Inc.†	1,350	25,002
Neurocrine Biosciences, Inc.†	1,800	40,212
Nevro Corp.†	625	24,169
Pharmacyclics, Inc.†	3,070	375,338
Xencor, Inc.†	2,125	34,085
Zafgen Inc†	200	6,168
		542,069
Tobacco — 0.5%
Altria Group, Inc.	7,002	344,989
Universal Corp.	550	24,189
		369,178
Toys — 0.3%
Mattel, Inc.	7,285	225,434
Transactional Software — 0.4%
ACI Worldwide, Inc.†	2,025	40,844
Solera Holdings, Inc.	4,073	208,456
		249,300
Transport-Rail — 1.1%
Kansas City Southern	2,444	298,241
Union Pacific Corp.	4,398	523,934
		822,175
Transport-Services — 0.2%
Matson, Inc.	3,425	118,231
Transport-Truck - 0.2%
ArcBest Corp.	1,250	57,962
Celadon Group, Inc.	375	8,509
Swift Transportation Co.†	1,325	37,935
USA Truck, Inc.†	1,775	50,410
		154,816
Travel Services — 0.0%
Interval Leisure Group, Inc.	800	16,712
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	550	17,353
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	200	7,540
USANA Health Sciences, Inc.†	600	61,554
		69,094
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	300	5,652

7

Web Portals/ISP — 1.9%
Blucora, Inc.†	3,750	51,938
Google, Inc., Class C†	2,541	1,337,582
		1,389,520
Wireless Equipment — 0.7%
Aruba Networks, Inc.†	1,550	28,179
InterDigital, Inc.	675	35,707
Motorola Solutions, Inc.	4,534	304,141
RF Micro Devices, Inc.†	2,325	38,572
Ubiquiti Networks, Inc.	2,200	65,208
		471,807
Total Common Stocks (cost $42,885,960)		52,944,480
PREFERRED SECURITIES — 0.0%
Telecom Services — 0.0%
Qwest Corp. 6.13% (cost $10,625)	425	10,242
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.4%
Societe Generale SA VRS 8.25% due 11/29/2018(4)	$270,000	277,357
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 01/30/2015†(2)	6,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,448
Voya Financial, Inc. FRS 5.65% due 05/15/2053	5,000	4,950
		16,398
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	52,168
Total Preferred Securities/Capital Securities (cost $349,698)		345,924
ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	2,588	2,590
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	4,984
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	7,938	7,959
Asset Backed Securities Corp. FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	3,564	3,336
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(5)	15,000	15,618
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	31,102	33,904
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	101,749
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(6)	56,254	49,777
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	52,987
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	25,000	27,116
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,917	3,938
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,035
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	21,226
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	20,000	21,422
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(5)	35,000	37,993
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.15% due 12/10/2049(5)	9,267	10,151
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(6)	39,289	36,223
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/2044(5)	93,592	95,104
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(5)	20,000	20,564
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	40,000	42,351

8

Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	30,318	33,023
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.05% due 12/10/2049(5)	32,618	35,056
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(5)	25,000	26,038
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(5)	45,000	47,675
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	20,000	21,423
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(5)	15,000	16,122
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(5)	50,000	53,968
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(5)	15,000	16,475
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	109,477
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(5)	46,406	48,640
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(6)	28,831	27,066
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	18,188	18,452
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	20,523	19,276
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,217	1,130
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(5)	10,000	10,091
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	12,435	13,088
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	24,156	25,324
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(6)	62,752	58,591
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	35,000	34,895
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	14,975
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	6,988
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	87,442	88,989

Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	32,000
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(5)	30,000	31,856
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	20,000	21,450
GS Mtg. Securities Trust VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	113,560
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	30,785
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(6)	11,509	10,027
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(6)	27,052	25,092
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.71% due 04/25/2035(6)	17,602	17,092
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(6)	26,376	24,321

9

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(5)	49,185	52,236
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	23,531	25,714
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	25,250	27,545
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(5)	25,000	26,821
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	15,000	15,808
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(5)	50,000	54,645
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.84% due 06/15/2038(5)	28,752	30,201
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	28,110	29,662
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(5)	35,000	38,591
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.52% due 12/25/2034(6)	15,533	15,357
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.69% due 05/12/2039(5)	25,000	26,079
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	23,915	25,405
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	25,000	27,037
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	35,000	36,862
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	37,467	39,560
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	49,129	52,445
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	50,000	53,836
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	24,812	26,975
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	18,874	17,920
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(6)	74,948	68,109
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(6)	10,318	10,329
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	11,898	6,907
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(6)	2,058	2,095
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	25,000	25,080
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	10,004
Santander Drive Auto Receivables Trust Series 2013-C, Class 5 2.25% due 06/17/2019	5,000	5,048
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,140
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	6,734	6,748
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	34,532	24,926
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.42% due 02/20/2047(6)	43,307	37,786
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	20,000	20,334
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,021
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	15,000	15,866
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(6)	36,639	37,265

10

Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(6)	2,423	2,428
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	52,341	51,939
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	23,622	22,212
Westlake Automobile Receivables Trust 2014-2 Series 2014-B, Class 2A 1.58% due 04/15/2020*	35,000	34,993
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(5)	20,000	20,959
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	37,578
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	35,000	37,670
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	15,000	16,239
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	15,000	16,337
Total Asset Backed Securities (cost $2,724,201)		2,792,684
U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.0%
Raytheon Co. Senior Notes 3.15% due 12/15/2024	15,000	15,045
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	5,000	4,988
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	31,380
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	30,000	30,900
Auction Houses/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	20,000	18,900
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	9,000	8,969
General Motors Co. Senior Notes 5.20% due 04/01/2045	10,000	10,550
		19,519
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	15,863
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	42,200
Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	69,851
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	25,000	26,981
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	19,000	18,985
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	45,000	45,993
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	25,000	24,993
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	10,135
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	15,000	15,744
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	25,000	25,796
		238,478
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	31,000	31,050
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	23,157
		54,207
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,575

11

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	9,990
Building-Heavy Construction — 0.0%
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	25,061
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,300
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	14,550
		39,850
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	11,000	10,973
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	15,884
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	16,716
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	15,000	15,141
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,228
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.95% due 01/15/2025	10,000	10,079
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	25,000	24,835
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	10,000	10,905
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,870
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024*	15,000	15,075
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,450
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	15,000	17,885
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	17,203
		193,244
Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,687
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	9,300
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,400
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,225
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,350
		54,962
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	27,000	23,423
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,155
		27,578
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	10,000	9,750
Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	25,000	25,032
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	32,123
		57,155
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	25,000	25,750
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,058

12

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	12,000	12,093
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,665
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	25,000	27,566
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	110,000	121,716
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	27,877
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	10,000	12,930
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	35,000	43,612
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	41,466
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	11,031
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	18,962
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	30,218
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	35,206
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	11,000	10,905
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	20,000	20,343
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,198
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	25,000	24,733
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	25,000	25,590
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,867
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	25,000	27,733
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	40,702
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	10,000	11,616
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	118,075
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	49,817
Morgan Stanley Senior Notes 3.70% due 10/23/2024	70,000	70,953
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	15,000	15,090
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	23,434
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	25,000	26,552
		909,950
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	12,000	12,124
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	30,000	34,478
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	61,000	77,187
		123,789
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	8,000	8,003
E-Commerce/Products — 0.1%
Amazon.com, Inc. 4.95% due 12/05/2044	30,000	30,990
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,970
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,222
AES Corp. Senior Notes 8.00% due 10/15/2017	4,000	4,490
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,425
		35,107

13

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	10,000	10,183
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	16,000	16,010
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	30,000	30,144
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	45,000	46,979
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,164
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,342
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	4,000	4,262
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	10,000	10,412
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	20,614
		185,110
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	35,000	36,750
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	10,000	9,850
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,968
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	5,000	6,362
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,634
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	42,184
		94,998
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/2018	25,000	27,875
Finance-Credit Card — 0.1%
American Express Co. 3.63% due 12/05/2024	50,000	50,417
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,525
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,024
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	10,000	1
		12,551
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	25,000	25,687
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	4,000	4,250
		29,937
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	20,000	20,109
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	6,000	6,174
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	3,000	3,230
		29,513
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	9,825
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	28,579
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,100
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,130
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,158
		9,288

14

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,253
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,032
		20,285
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	5,000	5,452
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	25,000	39,611
		45,063
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	5,000	5,945
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	20,000	32,270
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,084
		49,299
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.25% due 12/01/2019	55,000	55,060
Medical Instruments — 0.1%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	50,000	50,131
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	30,000	30,380
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	15,000	16,260
		96,771
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	12,000	11,980
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	10,000	13,247
Celgene Corp. Senior Notes 4.63% due 05/15/2044	25,000	25,932
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	15,000	15,396
		54,575
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	25,000	25,073
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	13,848
Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	25,000	24,976
UnitedHealth Group, Inc. Senior Notes 2.30% due 12/15/2019	25,000	25,103
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,138
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	25,000	28,094
		103,311
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	5,188
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,013
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,215
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,807
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,150
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	35,000	37,584
		83,957
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	35,000	34,901
McKesson Corp. Senior Notes 1.40% due 03/15/2018	20,000	19,753
		54,654

15

Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	10,000	9,456
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	20,000	19,816
		29,272
Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	44,691
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	76,060
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	40,377
Time Warner, Inc. Notes 5.88% due 11/15/2016	15,000	16,260
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	4,000	4,448
		181,836
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	50,000	49,475
Oil Companies-Exploration & Production — 0.0%
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	3,000	2,745
Hess Corp. Senior Notes 1.30% due 06/15/2017	10,000	9,852
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	4,000	2,980
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,650
		20,227
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,925
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	9,850
		12,775
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	50,061
Pipelines — 0.4%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	31,080
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	25,000	24,192
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	27,420
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	20,000	20,331
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	10,000	9,920
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	21,000	21,010
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	8,000	8,323
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,888
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	5,000	4,887
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	5,000	5,200
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	50,000	49,652
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,113
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	10,000	9,925
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,010
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	10,000	9,975
Williams Partners LP Senior Notes 3.90% due 01/15/2025	25,000	24,027

16

Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	14,972
		277,925
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,450
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,535
American Tower Corp. Senior Notes 3.45% due 09/15/2021	30,000	29,494
American Tower Corp. Senior Notes 5.00% due 02/15/2024	15,000	15,907
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	10,020
Duke Realty LP Senior Notes 3.75% due 12/01/2024	10,000	10,118
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	17,658
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,277
HCP, Inc. Senior Notes 4.20% due 03/01/2024	25,000	26,030
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,911
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	25,000	26,475
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	16,000	17,779
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	36,390
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,749
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,183
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	50,000	50,671
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	50,000	49,292
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,367
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	9,895
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	5,000	5,435
		382,186
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	13,476
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	10,000	9,775
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	10,000	10,915
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,504	5,182
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,365	9,728
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	29,012	35,176
		50,086
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	20,000	21,250
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	27,000	29,966
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	5,000	5,399

17

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	3,000	3,021
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	4,250
		12,670
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,230
ADT Corp. Senior Notes 6.25% due 10/15/2021	35,000	35,962
		46,192
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,360
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,000	1,900
Steel-Producers — 0.0%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	25,040
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	5,000	5,075
		30,115
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	20,000	20,379
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	16,000	15,817
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	25,000	24,562
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	20,000	19,880
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	11,000	11,943
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	34,000	34,926
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	22,000	22,760
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	45,000	49,690
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	14,000	17,245
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	37,000	47,403
		264,605
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	13,968
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	10,014
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,206
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,970
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,622
		42,798
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	35,000	34,825
Total U.S. Corporate Bonds & Notes (cost $4,657,732)		4,819,233
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	109,991
Credit Suisse Sub. Notes 5.40% due 01/14/2020	34,000	38,022
		148,013
Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	18,000	17,848
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	50,000	53,215
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	4,000	4,040

18

Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000	7,592
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,442
		88,137
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	14,000	11,655
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,110
Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	10,000	10,033
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	9,638
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,355
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	10,000	13,878
		28,871
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Notes 2.52% due 01/15/2020	15,000	15,018
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	25,000	24,077
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	23,460
		62,555
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,135
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	29,543
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,688
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	50,000	48,611
		62,299
Total Foreign Corporate Bonds & Notes (cost $443,431)		445,351
MUNICIPAL BONDS & NOTES — 0.4%
Illinois State General Obligation Bonds 4.51% due 03/01/2015	25,000	25,174
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	45,082
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	12,445
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000	37,268
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	25,000	12,422
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,268
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	5,000	5,981
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	69,444
State of California General Obligation Bonds 7.63% due 03/01/2040	25,000	38,375
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	16,426
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	16,570
Total Municipal Bonds & Notes (cost $278,711)		308,455

19

U.S. GOVERNMENT AGENCIES — 5.9%
Federal Home Loan Mtg. Corp. — 0.8%
1.89% due 02/01/2037 FRS	2,245	2,362
2.50% due 01/01/2028	5,884	6,001
2.50% due 04/01/2028	16,590	16,909
3.00% due 10/01/2042	13,872	14,060
3.00% due 11/01/2042	6,953	7,038
3.00% due 02/01/2043	22,766	23,039
3.00% due 08/01/2043	106,487	107,776
3.50% due 03/01/2042	4,714	4,909
3.50% due 09/01/2043	49,901	52,076
3.50% due January 30 TBA	200,000	207,953
4.00% due 09/01/2040	8,418	8,989
4.50% due 01/01/2039	1,781	1,929
5.00% due 07/01/2021	36,744	38,857
5.50% due 07/01/2034	6,315	7,110
6.00% due 08/01/2036	10,287	11,617
6.50% due 05/01/2029	1,148	1,318
6.50% due 05/01/2036	33	38
7.50% due 08/01/2023	109	119
7.50% due 04/01/2028	1,144	1,353
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(6)	1,653	1,662
Series 1577, Class PK
6.50% due 09/15/2023(6)	3,879	4,262
Series 1226, Class Z
7.75% due 03/15/2022(6)	492	526
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.73% due 03/25/2045*(5)	20,000	20,083
Series 2014-K503, Class B
3.01% due 10/25/2047*(5)	20,000	19,997
Series 2012-K706, Class B
4.03% due 11/25/2044*(5)	20,000	20,807
Series 2010-K8, Class B
5.24% due 09/25/2043*(5)	25,000	27,634
		608,424
Federal National Mtg. Assoc. — 4.0%
2.10% due 05/01/2037 FRS	4,371	4,641
2.50% due January 15 TBA	100,000	101,813
2.50% due 02/01/2043	94,334	92,233
2.99% due 10/01/2040 FRS	4,685	5,001
3.00% due 01/01/2028	16,834	17,528
3.00% due January 15 TBA	100,000	103,941
3.00% due January 30 TBA	400,000	404,625
3.50% due 08/01/2026	20,365	21,541
3.50% due 09/01/2026	19,723	20,912
3.50% due 10/01/2028	21,992	23,369
4.00% due 11/01/2025	3,429	3,675
4.00% due 09/01/2040	9,266	9,906
4.00% due 11/01/2040	2,485	2,656
4.00% due 12/01/2040	32,729	34,972
4.00% due 10/01/2041	12,153	12,985
4.00% due 11/01/2041	13,495	14,420
4.00% due 01/01/2042	14,148	15,117
4.00% due 12/01/2043	28,040	30,243
4.00% due January 30 TBA	300,000	320,176
4.50% due 11/01/2022	13,981	14,808
4.50% due 01/01/2039	4,230	4,599
4.50% due 06/01/2039	40,735	44,502
4.50% due 09/01/2039	7,963	8,655
4.50% due 09/01/2040	17,876	19,420
4.50% due 05/01/2041	7,851	8,530
4.50% due January 30 TBA	400,000	434,188
4.87% due 11/01/2015	84,535	85,678
5.00% due 06/01/2019	729	781
5.00% due 05/01/2035	1,395	1,540
5.00% due 06/01/2040	63,898	70,812
5.00% due 07/01/2040	15,340	16,970
5.00% due January 30 TBA	400,000	441,930
5.50% due 11/01/2020	4,457	4,745
5.50% due 04/01/2021	68,633	75,037
5.50% due 12/01/2029	2,314	2,591
5.50% due 06/01/2035	162,435	183,644
5.50% due 08/01/2037	25,410	28,457
5.50% due 06/01/2038	13,248	14,878
6.00% due 06/01/2017	1,828	1,901
6.00% due 12/01/2033	9,886	11,296
6.00% due 05/01/2034	754	861
6.00% due 06/01/2040	339	384
6.00% due January 30 TBA	100,000	113,402
6.50% due 08/01/2017	3,768	3,901
6.50% due 10/01/2037	413	470
7.00% due 06/01/2037	11,410	12,644
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	12,965	12,987
		2,859,365
Government National Mtg. Assoc. — 1.1%
4.00% due 09/15/2041	402,762	435,163
4.50% due 06/15/2041	250,088	273,970
6.00% due 11/15/2031	50,511	57,159
7.00% due 05/15/2033	9,891	11,631
8.50% due 11/15/2017	184	195
9.00% due 11/15/2021	147	170
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(6)	218	248
Series 2005-74, Class HC
7.50% due 09/16/2035(6)	2,740	3,159
		781,695
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	6,000	6,056
Total U.S. Government Agencies (cost $4,182,778)		4,255,540
U.S. GOVERNMENT TREASURIES — 6.0%
United States Treasury Bonds — 0.9%
3.00% due 11/15/2044	125,000	131,367
3.13% due 08/15/2044	45,000	48,445
3.38% due 05/15/2044	216,000	243,169
4.38% due 02/15/2038(7)	40,000	52,341
4.38% due 11/15/2039	145,000	190,131
		665,453
United States Treasury Notes — 5.1%
0.07% due 01/31/2016 FRS	34,000	33,991

20

0.63% due 08/31/2017	13,000		12,876
0.88% due 09/15/2016	510,000		512,669
0.88% due 02/28/2017	70,000		70,169
0.88% due 04/30/2017	145,000		145,170
0.88% due 11/15/2017	315,000		313,499
1.00% due 08/31/2016	68,000		68,510
1.38% due 11/30/2015	190,000		191,900
1.38% due 07/31/2018	69,000		69,070
1.75% due 07/31/2015	470,000		474,315
2.00% due 01/31/2016	390,000		396,947
2.00% due 04/30/2016	395,000		403,332
2.00% due 02/15/2022	21,000		21,052
2.13% due 08/15/2021	5,000		5,059
2.38% due 08/15/2024	36,000		36,667
United States Treasury Notes TIPS
0.13% due 04/15/2019(8)	430,682		425,938
0.13% due 07/15/2024(8)	500,015		481,538
			3,662,702
Total U.S. Government Treasuries (cost $4,244,810)			4,328,155
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Colombian TES Senior Notes 6.00% due 04/28/2028	COP	60,800,000	22,199
Federative Republic of Brazil Letras Financeiras do Tesouro FRS Bills zero coupon due 09/01/2020	BRL	16,000	39,349
Government of Canada Senior Notes 0.88% due 02/14/2017	7,000		7,006
Government of Romania Senior Notes 4.38% due 08/22/2023	30,000		31,538
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	632,352	25,624
Government of Uruguay Senior Notes 4.38% due 12/15/2028	UYU	185,833	7,616
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	205,000	17,633
Republic of Venezuela Bonds 7.00% due 03/31/2038	25,000		10,225
Russian Federation Bonds 7.50% due 02/27/2019	RUB	825,000	10,457
United Mexican States Bonds 4.00% due 06/13/2019	MXN	352,061	26,040
United Mexican States Senior Notes 4.00% due 10/02/2023	26,000		26,975
United Mexican States Bonds 4.00% due 11/08/2046	MXN	373,669	28,913
United Mexican States Senior Notes 4.75% due 03/08/2044	38,000		39,615
Total Foreign Government Obligations (cost $319,432)			293,190
OPTIONS — PURCHASED†(2)(9) — 0.0%
Call Options-Purchased	BRL	90,000	94
Call Options-Purchased	INR	2,000,000	28
Call Options-Purchased	MXN	388,072	0
Call Options-Purchased	RUB	1,000,000	105
Put Options-Purchased	PEN	60,000	283
Total Options - Purchased (cost $2,358)			510
Total Long-Term Investment Securities (cost $60,099,736)			70,543,764

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/02/2015 (cost $356,000)	356,000		356,000
REPURCHASE AGREEMENTS — 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014 to be repurchased 01/02/2015 in the amount of $109,000 and collateralized by $120,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $114,128	109,000		109,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	555,000		555,000
Barclays Capital PLC Joint Repurchase Agreement(11)	725,000		725,000
BNP Paribas SA Joint Repurchase Agreement(11)	710,000		710,000
Deutsche Bank AG Joint Repurchase Agreement(11)	440,000		440,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	710,000		710,000
Total Repurchase Agreements (cost $3,249,000)			3,249,000
TOTAL INVESTMENTS (cost $63,704,736)(12)	102.9%		74,148,764
Liabilities in excess of other assets	(2.9)		(2,063,107)
NET ASSETS	100.0%		$72,085,657

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $1,330,764 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

21

(2)                                 Illiquid security.  At December 31, 2014, the aggregate value of these securities was $1,728 representing 0.0% of net assets.

(3)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Multi-Managed Growth Portfolio held the following restricted securities:

						Value as
	Acquistion		Acquistion		Value	a % of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	2	$—	$1,215	$608	0.00%

(4)                                 Perpetual maturity - maturity date reflects the next call date.

(5)                                 Commercial Mortgage Backed Security

(6)                                 Collateralized Mortgage Obligation

(7)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(8)                                 Principal amount of security is adjusted for inflation.

(9)                                 Options — Purchased

Options-Purchased

							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2014	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	90,000	$667	$94	$(573)
Call option to buy Indian Rupees in exchange for U.S. dollars with Goldman Sachs International.	January 2015	62.55	INR	2,000,000	513	28	(486)
Call option to buy Mexican Pesos in exchange for U.S. dollars with Goldman Sachs International.	January 2015	13.61	MXN	388,072	599	0	(599)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	1,000,000	362	105	(257)
Put option to sell Peruvian Nuevos Soles in exchange for U.S. dollars with Goldman Sachs International.	March 2015	3.01	PEN	60,000	217	283	66
					$2,358	$510	$(1,849)

(10)                          Denominated in United States dollars unless otherwise indicated.

(11)                          See Note 2 for details of Joint Repurchase Agreements.

(12)                          See Note 4 for cost of investments on a tax basis.

BRL                      — Brazilian Real

COP                       — Colombian Peso

CVR                     — Contingent Value Rights

INR        — Indian Rupee

MXN                  — Mexican Peso

PEN        — Pervian Nuevo Sol

REMIC               — Real Estate Mortgage Investment Conduit

RUB                               — Russian Ruble

TBA         — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.  The actual principal and maturity date will be determined upon settlement date.

TIPS                               — Treasury Inflation Protected Securities

UYU                               — Uruguayan Peso

ZAR                                — South African Rand

FRS                                   — Floating Rate Security

VRS                                 — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
3	Long	Russell 2000 Mini Index	March 2015	$356,329	$360,211	$3,882
2	Long	U.S. Treasury 2YR Notes	March 2015	437,589	437,187	(402)
25	Long	U.S. Treasury 5YR Notes	March 2015	2,972,201	2,973,242	1,041
14	Short	U.S. Treasury 10YR Notes	March 2015	1,767,216	1,775,156	(7,940)
2	Long	U.S. Long Bonds	March 2015	290,375	289,125	(1,250)
						$(4,669)

22

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	COP	120,900,000	USD	51,345	01/15/2015	$483	$—
	USD	25,777	MYR	90,000	02/13/2015	—	(163)
	USD	23,160	TRY	55,000	03/31/2015	—	(54)
						483	(217)
Barclays Bank PLC	MYR	180,000	USD	53,548	02/13/2015	2,319	—
	TRY	55,000	USD	23,573	03/31/2015	467	—
	ZAR	150,000	USD	13,013	01/15/2015	67	—
						2,853	—
BNP Paribas SA	USD	27,699	RON	100,000	03/16/2015	—	(750)
	USD	22,782	NGN	4,135,000	10/08/2015	—	(4,546)
						—	(5,296)
Citibank N.A.	EUR	10,000	USD	12,935	09/18/2015	798	—
	USD	12,987	ZAR	150,000	01/15/2015	—	(40)
	USD	10,078	RSD	1,000,000	09/18/2015	—	(714)
						798	(754)
JPMorgan Chase Bank	NGN	4,136,000	USD	20,680	01/15/2015	—	(1,434)
	RUB	400,000	USD	7,608	01/15/2015	1,013	—
						1,013	(1,434)
UBS AG	BRL	120,000	USD	44,408	01/15/2015	—	(613)
	USD	25,770	BRL	70,000	01/15/2015	492	—
	USD	51,933	COP	120,900,000	01/15/2015	—	(1,071)
						492	(1,684)
Net Unrealized Appreciation(Depreciation)						$5,639	$(9,385)

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro Dollar

MYR — Malaysian Ringgit

NGN — Nigerian Naira

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2014(2)	Notional Amount(3)	Value at December 31, 2014(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/2019	Goldman Sachs International	1.46%	$35,000	$761	$1,222	$(461)

Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/2019	Goldman Sachs International	4.78	75,000	11,788	16,184	(4,396)

						$12,549	$17,406	$(4,857)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,805,982	$—	$0	$2,805,982
Television	318,809	—	1,215	320,024
Other Industries	49,818,474	—	—	49,818,474
Preferred Securities	10,242	—	—	10,242
Preferred Securities/Capital Securities	—	345,924	—	345,924
Asset Backed Securities	—	2,792,684	—	2,792,684
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries	—	4,819,233	—	4,819,233
Foreign Corporate Bonds & Notes	—	445,351	—	445,351
Municipal Bonds & Notes	—	308,455	—	308,455
U.S. Government Agencies	—	4,255,540	—	4,255,540
U.S. Government Treasuries	—	4,328,155	—	4,328,155
Foreign Government Obligations	—	293,190	—	293,190
Options - Purchased	510	—	—	510
Short-Term Investment Securities	—	356,000	—	356,000
Repurchase Agreements	—	3,249,000	—	3,249,000
Total Investments at Value	$52,954,017	$21,193,532	$1,215	$74,148,764

Other Financial Instruments:+
Open Futures Contracts	$4,923	$—	$—	$4,923
Open Forward Foreign Currency Contracts	—	5,639	—	5,639
Total Other Financial Instruments	$4,923	$5,639	$—	$10,562

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$9,592	$—	$—	$9,592
Open Forward Foreign Currency Contracts	—	9,385	—	9,385
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	4,857	—	4,857
Total Other Financial Instruments	$9,592	$14,242	$—	$23,834

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

23

SEASONS SERIES TRUST MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
COMMON STOCKS — 58.0%
Advertising Services — 0.1%
Marchex, Inc., Class B	13,600	$62,424
Millennial Media, Inc.†	14,075	22,520
		84,944
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	8,850	245,853
Agricultural Chemicals — 0.3%
Monsanto Co.	3,678	439,411
Airlines — 0.6%
Alaska Air Group, Inc.	4,600	274,896
United Continental Holdings, Inc.†	8,693	581,475
Virgin America, Inc.†	300	12,975
		869,346
Apparel Manufacturers — 0.2%
Carter’s, Inc.	3,739	326,452
Applications Software — 0.3%
Five9, Inc.†	1,125	5,040
Globant SA†	625	9,763
HubSpot, Inc.†	1,050	35,290
NetSuite, Inc.†	1,014	110,698
New Relic, Inc.†	425	14,807
Paycom Software, Inc.†	1,675	44,103
salesforce.com, Inc.†	3,986	236,410
		456,111
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,875	43,643
Athletic Footwear — 0.4%
NIKE, Inc., Class B	6,151	591,419
Audio/Video Products — 0.0%
VOXX International Corp.†	3,550	31,098
Auto/Truck Parts & Equipment-Original — 0.4%
Dana Holding Corp.	11,550	251,097
Delphi Automotive PLC	3,438	250,011
Tower International, Inc.†	2,625	67,069
		568,177
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	7,850	168,225
Banks-Commercial — 1.4%
1st Source Corp.	975	33,452
BancFirst Corp.	1,850	117,271
BancorpSouth, Inc.	4,100	92,291
Banner Corp.	975	41,945
BBCN Bancorp, Inc.	1,350	19,413
Capital Bank Financial Corp., Class A†	4,225	113,230
Cathay General Bancorp	1,600	40,944
Central Pacific Financial Corp.	7,750	166,625
Chemical Financial Corp.	625	19,150
Citizens & Northern Corp.	425	8,785
City Holding Co.	1,025	47,693
CoBiz Financial, Inc.	1,100	14,443
CVB Financial Corp.	6,900	110,538
East West Bancorp, Inc.	143	5,536
First Commonwealth Financial Corp.	11,050	101,881
First Financial Bancorp	250	4,648
First Interstate BancSystem, Inc.	900	25,038
FNB Corp.	2,525	33,633
Guaranty Bancorp	675	9,747
MainSource Financial Group, Inc.	700	14,644
National Penn Bancshares, Inc.	1,150	12,104
OFG Bancorp	4,425	73,676
PacWest Bancorp	5,931	269,623
Sierra Bancorp	475	8,341
Simmons First National Corp., Class A	1,125	45,731
Southside Bancshares, Inc.	275	7,950
Southwest Bancorp, Inc.	1,450	25,172
Suffolk Bancorp	2,147	48,758
Susquehanna Bancshares, Inc.	2,325	31,225
TCF Financial Corp.	4,125	65,546
UMB Financial Corp.	625	35,556
Union Bankshares Corp.	6,334	152,523
Webster Financial Corp.	375	12,199
West Bancorporation, Inc.	1,800	30,636
Westamerica Bancorporation	500	24,510
Wilshire Bancorp, Inc.	3,875	39,254
		1,903,711
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,425	24,995
Beverages-Non-alcoholic — 0.6%
PepsiCo, Inc.	7,867	743,904
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,009	176,471
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,425	73,801
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	4,650	75,609
Trex Co., Inc.†	375	15,967
		91,576
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	18,777	1,089,254
Time Warner Cable, Inc.	2,121	322,519
		1,411,773
Casino Hotels — 0.2%
Las Vegas Sands Corp.	4,949	287,834
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	16,425	442,489
Chemicals-Diversified — 0.6%
LyondellBasell Industries NV, Class A	4,729	375,435
PPG Industries, Inc.	2,139	494,430
		869,865
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	2,825	196,196
OM Group, Inc.	1,975	58,855
		255,051
Coal — 0.1%
Cloud Peak Energy, Inc.†	6,325	58,064
Commercial Services — 0.1%
HMS Holdings Corp.†	3,250	68,705
Medifast, Inc.†	250	8,388
		77,093
Commercial Services-Finance — 0.8%
EVERTEC, Inc.	625	13,831

1

Heartland Payment Systems, Inc.	1,125	60,694
MasterCard, Inc., Class A	10,764	927,426
MoneyGram International, Inc.†	2,150	19,544
Vantiv, Inc., Class A†	1,025	34,768
		1,056,263
Computer Aided Design — 0.4%
ANSYS, Inc.†	4,503	369,246
Aspen Technology, Inc.†	6,500	227,630
		596,876
Computer Data Security — 0.1%
Qualys, Inc.†	2,100	79,275
Varonis Systems, Inc.†	2,236	73,408
		152,683
Computer Services — 0.8%
Amdocs, Ltd.	11,704	546,050
Engility Holdings, Inc.†	2,350	100,580
IHS, Inc., Class A†	2,341	266,593
Insight Enterprises, Inc.†	625	16,181
Manhattan Associates, Inc.†	1,950	79,404
Science Applications International Corp.	1,375	68,104
Unisys Corp.†	2,725	80,333
		1,157,245
Computer Software — 0.2%
AVG Technologies NV†	11,325	223,555
Avid Technology, Inc.†	7,050	100,181
		323,736
Computers — 2.6%
Apple, Inc.	32,515	3,589,006
Computers-Memory Devices — 0.2%
EMC Corp.	7,365	219,035
Nimble Storage, Inc.†	3,075	84,563
		303,598
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	1,225	33,859
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	11,011	560,460
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	15,800	215,196
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	12,803	885,839
Estee Lauder Cos., Inc., Class A	4,758	362,560
Inter Parfums, Inc.	325	8,921
		1,257,320
Data Processing/Management — 0.1%
Fair Isaac Corp.	1,475	106,642
Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	4,475	52,358
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,175	11,597
Distribution/Wholesale — 0.2%
United Stationers, Inc.	5,950	250,852
Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	5,963	336,373
Blount International, Inc.†	850	14,934
Colfax Corp.†	9,944	512,812
Danaher Corp.	4,429	379,610
Dover Corp.	5,142	368,784
Park-Ohio Holdings Corp.	475	29,939
Standex International Corp.	650	50,219
		1,692,671
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	2,250	27,045
Revance Therapeutics, Inc.†	775	13,129
		40,174
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	2,248	697,667
Chegg, Inc.†	500	3,455
		701,122
E-Commerce/Services — 0.4%
Coupons.com, Inc.†	500	8,875
Priceline Group, Inc.†	502	572,385
Wayfair, Inc., Class A†	500	9,925
		591,185
E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	625	10,088
Electric-Generation — 0.0%
Atlantic Power Corp.	12,900	34,959
Electric-Integrated — 0.4%
El Paso Electric Co.	1,950	78,117
NorthWestern Corp.	3,825	216,418
PNM Resources, Inc.	1,425	42,223
Portland General Electric Co.	3,825	144,700
		481,458
Electric-Transmission — 0.3%
Brookfield Infrastructure Partners LP	9,612	402,454
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	5,775	146,916
Sanmina Corp.†	2,575	60,590
Stoneridge, Inc.†	14,375	184,862
TE Connectivity, Ltd.	10,525	665,706
Vishay Intertechnology, Inc.	1,800	25,470
		1,083,544
Electronic Components-Semiconductors — 0.7%
DSP Group, Inc.†	1,675	18,207
Fairchild Semiconductor International, Inc.†	5,850	98,748
First Solar, Inc.†	1,400	62,433
Freescale Semiconductor, Ltd.†	9,321	235,169
InvenSense, Inc.†	2,900	47,154
OmniVision Technologies, Inc.†	1,025	26,650
PMC-Sierra, Inc.†	6,025	55,189
Xilinx, Inc.	8,173	353,809
		897,359

2

Electronic Connectors — 0.5%
Amphenol Corp., Class A	12,749	686,024
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	24,066	456,532
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	10,607	329,772
Electronic Security Devices — 0.4%
Taser International, Inc.†	4,925	130,414
Tyco International PLC	8,922	391,319
		521,733
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	1,125	10,924
REX American Resources Corp.†	2,825	175,065
Vivint Solar, Inc.†	1,175	10,833
		196,822
Engineering/R&D Services — 0.3%
Argan, Inc.	4,000	134,560
EMCOR Group, Inc.	4,125	183,521
VSE Corp.	1,825	120,268
		438,349
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,075	124,051
Enterprise Software/Service — 0.7%
Hortonworks, Inc.†	400	10,800
ManTech International Corp., Class A	5,050	152,661
MedAssets, Inc.†	4,625	91,390
OPOWER, Inc.†	150	2,135
Oracle Corp.	12,064	542,518
Rally Software Development Corp.†	4,425	50,312
Tyler Technologies, Inc.†	1,346	147,306
Veeva Systems, Inc., Class A†	750	19,808
		1,016,930
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	5,950	166,778
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	3,700	174,085
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	175	23,872
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	1,725	79,919
PRA Group, Inc.†	1,400	81,102
World Acceptance Corp.†	1,650	131,093
		292,114
Finance-Credit Card — 1.0%
American Express Co.	3,907	363,507
Visa, Inc., Class A	3,632	952,311
		1,315,818
Finance-Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	8,250	39,600
E*TRADE Financial Corp.†	10,731	260,280
FBR & Co.†	1,125	27,664
Investment Technology Group, Inc.†	9,100	189,462
LPL Financial Holdings, Inc.	5,516	245,738
		762,744
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	1,275	26,176
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	975	25,945
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	972	213,150
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	800	7,456
NMI Holdings, Inc., Class A†	4,050	36,977
		44,433
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	375	10,136
Food-Confectionery — 0.5%
Hershey Co.	5,926	615,889
Food-Misc./Diversified — 0.2%
B&G Foods, Inc.	1,400	41,860
Chiquita Brands International, Inc.†	7,525	108,811
Pinnacle Foods, Inc.	2,275	80,308
		230,979
Food-Retail — 0.7%
Kroger Co.	10,079	647,173
Smart & Final Stores, Inc.†	1,900	29,887
Whole Foods Market, Inc.	4,968	250,486
		927,546
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	12,546	497,951
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	7,425	250,891
Gas-Distribution — 0.2%
AGL Resources, Inc.	900	49,059
Laclede Group, Inc.	1,125	59,850
Piedmont Natural Gas Co., Inc.	1,100	43,351
Southwest Gas Corp.	975	60,265
		212,525
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	225	5,726
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,600	68,176
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	4,256	332,096
Human Resources — 0.3%
Barrett Business Services, Inc.	3,500	95,900
Cross Country Healthcare, Inc.†	17,700	220,896
Paylocity Holding Corp.†	675	17,624
TriNet Group, Inc.†	500	15,640
		350,060
Independent Power Producers — 0.0%
Dynegy, Inc.†	1,125	34,144

3

Ormat Technologies, Inc.	100	2,718
		36,862
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,000	34,090
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	4,720	680,766
Instruments-Controls — 0.5%
Sensata Technologies Holding NV†	13,671	716,497
Watts Water Technologies, Inc., Class A	150	9,516
		726,013
Insurance Brokers — 0.3%
Aon PLC	4,726	448,167
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	4,550	132,814
CNO Financial Group, Inc.	7,800	134,316
Primerica, Inc.	975	52,904
Trupanion, Inc.†	1,025	7,103
		327,137
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	300	7,350
Global Indemnity PLC†	375	10,639
Navigators Group, Inc.†	875	64,172
ProAssurance Corp.	1,400	63,210
Stewart Information Services Corp.	250	9,260
		154,631
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	475	20,791
Platinum Underwriters Holdings, Ltd.	1,825	133,991
		154,782
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	3,925	31,557
Connecture, Inc.†	800	7,208
Intralinks Holdings, Inc.†	6,950	82,705
Yodlee, Inc.†	550	6,710
		128,180
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	10,725	836,764
Internet Content-Information/News — 0.0%
WebMD Health Corp.†	1,275	50,426
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	8,650	8,650
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	2,344	19,033
RingCentral, Inc.†	3,800	56,696
TeleCommunication Systems, Inc., Class A†	12,350	38,532
		114,261
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	802	286,763
Federated Investors, Inc., Class B	600	19,758
		306,521
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,775	107,778
Newport Corp.†	325	6,211
		113,989
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	925	129,565
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	675	47,824
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	425	31,110
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	1,400	63,826
Kadant, Inc.	2,275	97,120
Roper Industries, Inc.	1,892	295,814
		456,760
Medical Information Systems — 0.3%
athenahealth, Inc.†	2,873	418,596
Medical Instruments — 0.7%
Boston Scientific Corp.†	30,629	405,834
CONMED Corp.	3,500	157,360
NuVasive, Inc.†	1,975	93,141
SurModics, Inc.†	7,725	170,723
Symmetry Surgical, Inc.†	1,062	8,273
Thoratec Corp.†	2,450	79,527
		914,858
Medical Labs & Testing Services — 0.0%
Roka Bioscience, Inc.†	1,025	4,520
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	1,225	33,589
PhotoMedex, Inc.†	3,050	4,667
		38,256
Medical Products — 0.5%
Accuray, Inc.†	6,650	50,207
Sientra, Inc.†	550	9,235
Wright Medical Group, Inc.†	3,425	92,030
Zimmer Holdings, Inc.	4,336	491,789
		643,261
Medical-Biomedical/Gene — 3.1%
Alnylam Pharmaceuticals, Inc.†	1,600	155,200
Amgen, Inc.	6,606	1,052,270
Applied Genetic Technologies Corp.†	300	6,306
Ardelyx, Inc.†	950	17,946
Atara Biotherapeutics, Inc.†	1,575	42,131
Avalanche Biotechnologies, Inc.†	175	9,450
Bellicum Pharmaceuticals, Inc.†	2,475	57,024
Biogen Idec, Inc.†	3,216	1,091,671
Celgene Corp.†	8,551	956,515
Eleven Biotherapeutics, Inc.†	1,025	12,177
Foundation Medicine, Inc.†	375	8,333
Karyopharm Therapeutics, Inc.†	300	11,229
Kite Pharma, Inc.†	375	21,626
MacroGenics, Inc.†	1,700	59,619

4

Merrimack Pharmaceuticals, Inc.†	4,000	45,200
NPS Pharmaceuticals, Inc.†	11,731	419,618
Prothena Corp. PLC†	2,250	46,710
PTC Therapeutics, Inc.†	1,675	86,715
Sage Therapeutics, Inc.†	175	6,405
Synageva BioPharma Corp.†	850	78,871
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	350	15,358
Versartis, Inc.†	1,950	43,777
		4,244,151
Medical-Drugs — 2.7%
ACADIA Pharmaceuticals, Inc.†	4,300	136,525
Adamas Pharmaceuticals, Inc.†	1,575	27,358
Auspex Pharmaceuticals, Inc.†	150	7,872
Bristol-Myers Squibb Co.	11,344	669,636
ChemoCentryx, Inc.†	2,700	18,441
Chimerix, Inc.†	1,375	55,357
Dicerna Pharmaceuticals, Inc.†	775	12,764
Endo International PLC†	8,055	580,927
FibroGen, Inc.†	950	25,973
Immune Design Corp.†	2,600	80,028
Infinity Pharmaceuticals, Inc.†	3,775	63,760
Ironwood Pharmaceuticals, Inc.†	22,957	351,701
Jazz Pharmaceuticals PLC†	3,135	513,294
Johnson & Johnson	1,790	187,180
Lannett Co., Inc.†	575	24,656
Mallinckrodt PLC†	5,381	532,880
Pacira Pharmaceuticals, Inc.†	1,350	119,691
PRA Health Sciences, Inc.†	1,100	26,642
Prestige Brands Holdings, Inc.†	2,525	87,668
Sagent Pharmaceuticals, Inc.†	3,125	78,469
Tokai Pharmaceuticals, Inc.†	2,500	36,850
ZS Pharma Inc†	300	12,471
		3,650,143
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	2,500	29,025
Medical-HMO — 0.2%
Centene Corp.†	1,825	189,526
Molina Healthcare, Inc.†	800	42,824
		232,350
Medical-Wholesale Drug Distribution — 0.0%
VWR Corp.†	1,000	25,870
Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	350	6,738
Precision Castparts Corp.	2,632	633,996
Rexnord Corp.†	17,833	503,069
		1,143,803
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	7,125	60,848
Surgical Care Affiliates, Inc.†	1,225	41,221
		102,069
Multimedia — 1.2%
Demand Media, Inc.†	5,275	32,283
Twenty-First Century Fox, Inc., Class A	24,674	947,605
Walt Disney Co.	7,187	676,943
		1,656,831
Networking Products — 0.1%
Arista Networks, Inc.†	375	22,785
Polycom, Inc.†	9,100	122,850
		145,635
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	850	15,258
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	2,100	18,921
Oil Companies-Exploration & Production — 0.8%
Abraxas Petroleum Corp.†	39,050	114,807
Anadarko Petroleum Corp.	5,515	454,987
Clayton Williams Energy, Inc.†	1,050	66,990
Comstock Resources, Inc.	1,475	10,045
Contango Oil & Gas Co.†	425	12,427
FMSA Holdings, Inc.†	1,025	7,093
Isramco, Inc.†	75	10,350
Noble Energy, Inc.	8,020	380,389
Stone Energy Corp.†	1,400	23,632
VAALCO Energy, Inc.†	7,175	32,718
		1,113,438
Oil Companies-Integrated — 0.3%
Phillips 66	5,498	394,207
Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	325	16,234
Alon USA Energy, Inc.	1,975	25,023
Valero Energy Corp.	7,461	369,319
Western Refining, Inc.	1,275	48,170
		458,746
Oil-Field Services — 0.6%
Basic Energy Services, Inc.†	6,575	46,091
Core Laboratories NV	2,820	339,359
Exterran Holdings, Inc.	4,675	152,311
NOW, Inc.†	4,843	124,610
Pioneer Energy Services Corp.†	4,975	27,562
SEACOR Holdings, Inc.†	2,025	149,465
		839,398
Paper & Related Products — 0.1%
Domtar Corp.	750	30,165
Resolute Forest Products, Inc.†	3,450	60,754
		90,919
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	4,523	382,962
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	975	37,499
Poultry — 0.1%
Pilgrim’s Pride Corp.†	3,125	102,469
Sanderson Farms, Inc.	850	71,421
		173,890
Power Converter/Supply Equipment — 0.1%
SunPower Corp.†	2,900	74,907

5

Printing-Commercial — 0.1%
Deluxe Corp.	1,975	122,944
Quad/Graphics, Inc.	1,175	26,978
RR Donnelley & Sons Co.	853	14,334
		164,256
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	9,825	36,156
Radio — 0.0%
Entercom Communications Corp., Class A†	1,475	17,936
Radio One, Inc., Class D†	2,750	4,593
		22,529
Real Estate Investment Trusts — 2.5%
American Assets Trust, Inc.	1,775	70,663
American Tower Corp.	10,056	994,036
Anworth Mtg. Asset Corp.	6,750	35,437
Ashford Hospitality Prime, Inc.	180	3,089
Ashford Hospitality Trust, Inc.	750	7,860
Associated Estates Realty Corp.	375	8,704
BioMed Realty Trust, Inc.	975	21,001
Capstead Mtg. Corp.	11,900	146,132
CBL & Associates Properties, Inc.	1,950	37,869
Chambers Street Properties	1,200	9,672
CoreSite Realty Corp.	5,775	225,514
Cousins Properties, Inc.	500	5,710
CYS Investments, Inc.	27,050	235,876
DCT Industrial Trust, Inc.	918	32,736
DiamondRock Hospitality Co.	1,900	28,253
EastGroup Properties, Inc.	1,050	66,486
EPR Properties	1,125	64,834
Equity LifeStyle Properties, Inc.	675	34,796
FelCor Lodging Trust, Inc.	1,025	11,090
First Industrial Realty Trust, Inc.	725	14,906
Franklin Street Properties Corp.	1,650	20,245
Gladstone Commercial Corp.	375	6,439
Home Properties, Inc.	1,050	68,880
Hospitality Properties Trust	1,950	60,450
Lexington Realty Trust	9,634	105,781
LTC Properties, Inc.	3,025	130,589
National Retail Properties, Inc.	725	28,543
Outfront Media, Inc.	4,439	119,143
Pennsylvania Real Estate Investment Trust	1,900	44,574
Post Properties, Inc.	1,000	58,770
Potlatch Corp.	3,500	146,545
PS Business Parks, Inc.	350	27,839
RAIT Financial Trust	925	7,095
Ramco-Gershenson Properties Trust	3,500	65,590
Saul Centers, Inc.	925	52,901
Simon Property Group, Inc.	1,426	259,689
Strategic Hotels & Resorts, Inc.†	9,025	119,401
Taubman Centers, Inc.	625	47,762
		3,424,900
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,832	274,672
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	2,450	96,187
Forestar Group, Inc.†	5,325	82,005
St. Joe Co.†	375	6,896
		185,088
Research & Development — 0.1%
Arrowhead Research Corp.†	3,925	28,966
INC Research Holdings, Inc.†	350	8,992
PAREXEL International Corp.†	550	30,558
		68,516
Respiratory Products — 0.0%
Inogen, Inc.†	625	19,606
Retail-Apparel/Shoe — 0.2%
ANN, Inc.†	675	24,624
Boot Barn Holdings, Inc.†	100	1,820
Children’s Place, Inc.	3,875	220,875
Express, Inc.†	2,575	37,827
Guess?, Inc.	1,400	29,512
		314,658
Retail-Appliances — 0.1%
hhgregg, Inc.†	22,328	169,023
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	824	510,147
Retail-Bookstores — 0.1%
Barnes & Noble, Inc.†	6,275	145,705
Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	15,184	1,044,659
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	5,006	406,737
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	525	7,088
Retail-Convenience Store — 0.2%
Pantry, Inc.†	8,100	300,186
Retail-Drug Store — 0.2%
Rite Aid Corp.†	39,825	299,484
Retail-Gardening Products — 0.3%
Tractor Supply Co.	5,839	460,230
Retail-Hair Salons — 0.1%
Regis Corp.†	10,850	181,846
Retail-Jewelry — 0.2%
Tiffany & Co.	3,035	324,320
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	4,195	317,478
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	9,061	621,403
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,299	293,904
Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	400	6,824
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	1,725	12,782
Dillard’s, Inc., Class A	1,975	247,231
		260,013

6

Retail-Restaurants — 0.9%
Dave & Buster’s Entertainment, Inc.†	1,075	29,347
DineEquity, Inc.	150	15,546
Dunkin’ Brands Group, Inc.	3,484	148,593
Jack in the Box, Inc.	500	39,980
Red Robin Gourmet Burgers, Inc.†	975	75,051
Sonic Corp.	7,175	195,375
Starbucks Corp.	8,783	720,645
		1,224,537
Retail-Video Rentals — 0.3%
Outerwall, Inc.†	4,525	340,370
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,025	35,640
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp.	475	6,346
BankFinancial Corp.	350	4,151
Beneficial Mutual Bancorp, Inc.	1,175	14,417
Capitol Federal Financial, Inc.	375	4,793
Charter Financial Corp.	2,575	29,484
Flushing Financial Corp.	2,150	43,580
Northfield Bancorp, Inc.	13,375	197,950
OceanFirst Financial Corp.	1,275	21,853
		322,574
Schools — 0.2%
Strayer Education, Inc.†	3,800	282,264
Semiconductor Components-Integrated Circuits — 1.2%
Atmel Corp.†	44,934	377,221
Emulex Corp.†	33,000	187,110
Integrated Device Technology, Inc.†	5,975	117,110
Micrel, Inc.	1,300	18,863
QUALCOMM, Inc.	10,463	777,715
TriQuint Semiconductor, Inc.†	7,750	213,512
		1,691,531
Semiconductor Equipment — 0.4%
Brooks Automation, Inc.	9,575	122,081
KLA-Tencor Corp.	3,182	223,758
Photronics, Inc.†	5,725	47,575
Ultra Clean Holdings, Inc.†	11,744	108,985
		502,399
Steel-Producers — 0.1%
Commercial Metals Co.	600	9,774
Worthington Industries, Inc.	4,300	129,387
		139,161
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	18,500	129,685
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	2,200	61,226
EarthLink Holdings Corp.	20,600	90,434
FairPoint Communications, Inc.†	2,025	28,775
NeuStar, Inc., Class A†	4,500	125,100
Vonage Holdings Corp.†	11,400	43,434
		348,969
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	14,369	328,044
Television — 0.4%
CBS Corp., Class B	6,017	332,981
ION Media Networks, Inc.†(1)(2)(3)	4	2,430
Sinclair Broadcast Group, Inc., Class A	5,275	144,324
		479,735
Textile-Apparel — 0.0%
Unifi, Inc.†	1,475	43,852
Therapeutics — 0.6%
Agios Pharmaceuticals, Inc.†	175	19,607
Calithera Biosciences, Inc.†	1,475	29,795
Cara Therapeutics, Inc.†	1,175	11,715
Egalet Corp.†	617	3,511
Mirati Therapeutics, Inc.†	2,350	43,522
Neurocrine Biosciences, Inc.†	2,975	66,461
Nevro Corp.†	1,075	41,570
Pharmacyclics, Inc.†	4,566	558,239
Xencor, Inc.†	3,700	59,348
Zafgen Inc†	350	10,794
		844,562
Tobacco — 0.4%
Altria Group, Inc.	10,311	508,023
Universal Corp.	975	42,880
		550,903
Toys — 0.2%
Mattel, Inc.	10,416	322,323
Transactional Software — 0.3%
ACI Worldwide, Inc.†	3,500	70,595
Solera Holdings, Inc.	5,646	288,962
		359,557
Transport-Rail — 0.8%
Kansas City Southern	3,499	426,983
Union Pacific Corp.	5,950	708,823
		1,135,806
Transport-Services — 0.2%
Matson, Inc.	5,900	203,668
Transport-Truck — 0.2%
ArcBest Corp.	2,150	99,696
Celadon Group, Inc.	625	14,181
P.A.M. Transportation Services, Inc.†	19	985
Swift Transportation Co.†	2,275	65,133
USA Truck, Inc.†	3,075	87,330
		267,325
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,400	29,246
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	950	29,973
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	350	13,195
USANA Health Sciences, Inc.†	1,025	105,155
		118,350
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	500	9,420

7

Web Portals/ISP — 1.4%
Blucora, Inc.†	6,500	90,025
Google, Inc., Class C†	3,575	1,881,880
		1,971,905
Wireless Equipment — 0.5%
Aruba Networks, Inc.†	2,700	49,086
InterDigital, Inc.	1,175	62,158
Motorola Solutions, Inc.	6,692	448,899
RF Micro Devices, Inc.†	4,000	66,360
Ubiquiti Networks, Inc.	3,800	112,632
		739,135
Total Common Stocks (cost $66,023,677)		80,107,687
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70% (cost $8,748)	350	7,714
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	246,547
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	146,000
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	100,000	117,980
		510,527
Building Societies — 0.1%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	100,000	152,158
Diversified Banking Institutions — 0.5%
Barclays PLC VRS 8.25% due 12/15/2018(4)	200,000	204,984
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	245,942
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	205,450
		656,376
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 01/30/2015†(1)(2)	8,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	34,345
Voya Financial, Inc. FRS 5.65% due 05/15/2053	10,000	9,900
		44,245
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	186,313
Total Preferred Securities/Capital Securities (cost $1,651,342)		1,549,620
ASSET BACKED SECURITIES — 9.0%
Diversified Financial Services — 9.0%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	7,974
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	21,169	21,223
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(5)	250,000	247,400
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(5)	250,000	248,400
ARES CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(5)	244,637	242,582
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	14,255	13,343
Atrium CDO Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(5)	250,000	242,800
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	133,333	134,469
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	70,000	72,883
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	105,165	114,639
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	200,000	203,497
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	191,262	169,241
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	70,000	75,926
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	45,000	48,537

8

CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	16,450	16,539
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,055
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	243,900
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	248,575
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.71% due 05/24/2026*(5)	250,000	247,800
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(5)	250,000	248,075
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	65,000	69,622
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	125,000	135,691
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.15% due 12/10/2049(6)	32,435	35,529
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	108,044	99,613
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(6)	70,000	71,975
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	135,000	142,933
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	102,323	111,454
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.05% due 12/10/2049(6)	102,514	110,177
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	105,000	107,745
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	85,000	88,530
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	140,000	148,321
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	65,000	69,624
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	50,000	53,739
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	65,000	70,079
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	165,000	178,093
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	45,000	49,426
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(6)	41,765	43,776
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	60,000	64,365
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(7)	100,908	94,730
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	18,188	18,452
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	84,408	79,279
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	4,035	3,747
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	40,000	40,364
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	41,450	43,628
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	74,401	77,999
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(5)	250,000	246,950
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(5)	250,000	248,350
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	175,706	164,055
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,016

9

First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	115,000	114,655
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	20,082
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,968
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	39,934
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	11,979
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(5)	250,000	249,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,000	112,001
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	110,000	109,824
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,000	35,608
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(6)	90,000	93,460
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	100,000	106,188
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	60,000	64,351
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	85,000	87,224
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	14,979	12,702
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(7)	44,393	38,677
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(7)	73,642	68,307
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.71% due 04/25/2035(7)	58,674	56,974
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	160,000	160,202
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(7)	93,781	86,474
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	162,310	172,378
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	80,005	87,429
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	100,000	104,528
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	95,000	103,633
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(6)	95,000	101,918
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	55,000	57,963
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	30,000	32,787
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	44,962	48,101
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.84% due 06/15/2038(6)	100,630	105,703
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	93,700	98,873
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(6)	125,000	137,824
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	247,975

10

Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(5)	250,000	248,025
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	247,625
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	84,703	84,502
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.52% due 12/25/2034(7)	50,482	49,911
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.69% due 05/12/2039(6)	95,000	99,100
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	119,575	127,024
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	50,092	54,173
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.75% due 06/12/2050(6)	70,500	76,131
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	110,000	115,851
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	20,000	21,570
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	100,000	103,478
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	135,817	143,404
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	95,000	102,288
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	64,512	70,135
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.26% due 01/11/2043(6)	50,083	55,863
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	62,429	59,273
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(7)	236,503	214,922
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.63% due 08/04/2025*(5)	250,000	247,650
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	18,760	18,780
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	45,610	26,477
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.78% due 04/17/2026*(5)	250,000	249,075
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	4,116	4,191
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	85,000	85,272
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,012
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,192
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	85,000	85,476
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	25,815	25,868
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	113,860	82,189
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.42% due 02/20/2047(7)	115,033	100,369
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	118,026	117,838
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	70,000	71,168
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,083
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	50,899	52,214
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	50,000	52,885

11

Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	116,288	118,277
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	4,241	4,249
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	168,238	166,948
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	73,114	68,751
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	125,000	124,976
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	75,000	78,598
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	110,000	118,102
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	110,000	118,390
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	50,111	54,251
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	35,000	38,119
Total Asset Backed Securities (cost $12,285,361)		12,389,267
U.S. CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.0%
Raytheon Co. Senior Notes 3.15% due 12/15/2024	40,000	40,120
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	20,000	19,950
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	109,830
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	55,000	56,650
Auction Houses/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	65,000	61,425
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	17,000	16,941
General Motors Co. Senior Notes 5.20% due 04/01/2045	20,000	21,100
		38,041
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	58,163
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	90,000	94,950
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	134,330
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	107,923
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	34,000	33,972
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	50,000	50,313
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	40,540
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	120,000	122,647
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	60,000	62,975
		552,700
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	76,000	76,122
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	40,000	42,300
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,650

12

Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	80,000	80,210
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	85,000	85,208
		165,418
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,300
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	58,200
		118,500
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	46,000	45,885
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,063
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	58,241
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	80,000	89,151
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	100,000	100,942
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,228
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,670
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	25,000	25,472
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	30,000	30,236
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,263
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,870
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	20,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	64,500
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	59,618
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	51,609
		660,248
Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,748
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	37,200
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,375
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	31,200
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,225
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	70,000	71,225
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,262
		192,235
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	99,000	85,883
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,155
		90,038
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	25,000	24,375
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	95,000	95,121

13

Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	105,000	112,431
		207,552
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,000	2,790
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	45,000	46,350
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,350
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,086
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	20,000	20,156
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	85,000	88,504
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	90,000	94,784
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	50,936
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	25,000	25,171
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	101,168
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	75,000	74,832
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	120,000	132,781
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	55,754
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	55,000	71,118
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	99,685
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,262
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,259
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,837
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	56,887
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	60,435
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	57,839
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	20,000	19,828
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	55,000	55,943
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,093
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	30,000	29,680
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	45,000	46,062
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	43,004
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,600
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	80,000	88,744
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	151,177
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	34,847
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	177,113
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	63,172
Morgan Stanley Senior Notes 1.88% due 01/05/2018	200,000	199,268
Morgan Stanley Senior Notes 2.13% due 04/25/2018	100,000	100,058

14

Morgan Stanley Sub. Notes 4.35% due 09/08/2026	63,000	63,377
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,086
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	45,000	47,794
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	142,379
		2,512,633
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	22,000	22,227
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	105,000	120,674
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	132,000	167,028
		309,929
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	15,000	15,006
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	85,000	87,805
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	8,000	8,320
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,978
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	30,444
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	7,857
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	57,125
		98,404
Electric-Integrated — 0.4%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	40,000	40,732
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	30,600
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	190,000	190,127
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	25,120
Edison International Senior Notes 3.75% due 09/15/2017	50,000	52,771
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	86,211
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,275
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	8,000	8,523
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	35,000	36,443
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	68,714
		544,516
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	115,000	120,750
Finance-Auto Loans — 0.3%
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	45,000	44,325
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,941
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	123,866
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	7,000	8,907
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	105,000	107,218
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	121,279
		416,536
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,337

15

SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,850
SLM Corp. Senior Notes 8.45% due 06/15/2018	95,000	105,925
		132,112
Finance-Credit Card — 0.1%
American Express Co. Notes 3.63% due 12/05/2024	150,000	151,250
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	46,102
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,462
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	2
		47,567
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	102,750
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	7,000	7,437
		110,187
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	65,000	65,354
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,319
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	5,000	5,383
		82,056
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,300
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	85,737
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,300
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,130
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,260
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	6,000	6,135
		12,525
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,676
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	30,191
		70,867
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	25,000	27,260
Nationwide Mutual Insurance Co.
Sub. Notes
9.38% due 08/15/2039*	90,000	142,601
		169,861
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	15,000	17,836
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	104,878
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,137
		140,851
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.25% due 12/01/2019	180,000	180,197
Medical Instruments — 0.2%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	180,000	180,472
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	75,000	75,951

16

Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	40,000	43,359
		299,782
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	23,000	22,962
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	35,000	39,450
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	33,119
Celgene Corp. Senior Notes 4.63% due 05/15/2044	75,000	77,795
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	50,000	51,320
		201,684
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,250
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	22,369
Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 2.30% due 12/15/2019	175,000	175,723
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,083
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	84,281
		275,087
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	20,750
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	35,000	35,044
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,475
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,538
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	39,217
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	9,000	9,135
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	110,000	118,121
		238,280
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	115,000	114,676
McKesson Corp. Senior Notes 1.40% due 03/15/2018	75,000	74,073
		188,749
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	14,184
Freeport-McMoRan, Inc
Company Guar. Notes
4.00% due 11/14/2021	100,000	99,080
		113,264
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	104,560
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	75,000	95,767
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	133,105
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	134,589
Time Warner, Inc. Notes 5.88% due 11/15/2016	55,000	59,617
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	7,000	7,785
		535,423
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	100,000	98,950
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	30,042

17

California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	8,550
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	5,000	4,225
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	13,000	11,895
Hess Corp. Senior Notes 1.30% due 06/15/2017	50,000	49,263
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	4,000	2,980
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	9,400
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,650
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,625
		130,630
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	4,963
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,900
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	24,625
		28,525
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	170,209
Pipelines — 0.7%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	100,000	111,000
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	82,252
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	137,100
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	50,000	50,827
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	24,801
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	60,000	60,028
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	16,000	16,646
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,775
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	10,000	9,775
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	15,000	15,600
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	150,000	148,957
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	35,000	35,394
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	15,000	14,887
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	25,000	24,937
Williams Partners LP Senior Notes 3.90% due 01/15/2025	90,000	86,497
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	74,862
		899,338
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	71,575
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	105,000	106,871
American Tower Corp. Senior Notes 3.45% due 09/15/2021	70,000	68,820
American Tower Corp. Senior Notes 5.00% due 02/15/2024	50,000	53,023

18

Duke Realty LP Senior Notes 3.75% due 12/01/2024	25,000	25,295
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	52,973
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,277
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,918
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	70,924
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	52,949
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	100,000	111,118
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	124,766
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,373
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,733
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	76,007
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,916
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	39,582
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	66,301
		957,846
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 12/15/2014 †(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	33,690
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	25,000	24,438
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	54,577
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,008	10,364
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,083	14,051
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	116,046	140,706
		165,121
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	60,000	63,750
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	43,000	47,724
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	8,000	8,639
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	6,042
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,436
		22,117
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	13,000	11,082
ADT Corp. Senior Notes 6.25% due 10/15/2021	130,000	133,575
		144,657
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	51,840
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	3,800

19

Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	100,159
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,187
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	10,000	10,250
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	15,000	15,225
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	46,000	48,300
		184,121
Telecom Services — 0.0%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	3,000	3,008
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	75,000	76,422
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	91,000	89,960
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	75,000	74,548
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,801
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	59,000	60,606
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	69,000	71,384
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	104,902
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	29,000	35,722
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	195,000	249,824
		786,169
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	33,000	41,904
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,048
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	50,688
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,969
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,084
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	102,336
		163,077
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	70,000	69,650
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	5,000
		74,650
Total U.S. Corporate Bonds & Notes (cost $13,797,400)		14,329,129
FOREIGN CORPORATE BONDS & NOTES — 2.1%
Banks-Commercial — 0.6%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	300,000	329,973
BPCE SA Sub. Notes 5.15% due 07/21/2024*	220,000	226,704
Credit Suisse Sub. Notes 5.40% due 01/14/2020	107,000	119,657
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	207,078
		883,412
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	33,000	32,722
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	132,617
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	6,000	6,060

20

Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	150,000		152,579
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000		14,100
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000		32,652
			370,730
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	46,000		38,295
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 4.50% due 11/28/2034*	200,000		205,603
Electric-Integrated — 0.1%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	200,000		201,000
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000		3,165
Food-Baking — 0.2%
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	200,000		201,200
Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	40,000		40,132
Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000		28,913
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000		5,355
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000		41,635
			75,903
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Notes 2.52% due 01/15/2020	40,000		40,047
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	75,000		72,230
Petrobras Global Finance BV Senior Notes 5.38% due 10/01/2029	GBP	125,000	154,886
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000		64,860
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	80,000		81,600
			413,623
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000		196,304
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000		2,135
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000		110,787
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000		34,220
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	125,000		121,529
			155,749
Total Foreign Corporate Bonds & Notes (cost $2,883,033)			2,898,038
MUNICIPAL BONDS & NOTES — 0.6%
Municipal Bonds & Notes — 0.6%
Illinois State General Obligation Bonds 4.51% due 03/01/2015	75,000		75,522
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000		75,137
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000		15,839
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000		12,420
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000		86,957

21

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	85,000	42,236
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	35,000	41,870
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	87,803
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	92,591
State of California General Obligation Bonds 7.63% due 03/01/2040	75,000	115,125
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	60,227
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	82,851
Total Municipal Bonds & Notes (cost $712,286)		788,578
U.S. GOVERNMENT AGENCIES — 9.6%
Federal Home Loan Mtg. Corp. — 1.4%
1.89% due 02/01/2037 FRS	4,116	4,331
2.50% due 01/01/2028	8,826	9,001
2.50% due 04/01/2028	29,032	29,591
3.00% due 08/01/2027	14,070	14,642
3.00% due 10/01/2042	22,542	22,847
3.00% due 11/01/2042	16,505	16,707
3.00% due 02/01/2043	45,532	46,077
3.00% due 08/01/2043	199,850	202,277
3.50% due 03/01/2042	10,774	11,220
3.50% due 08/01/2042	63,273	65,878
3.50% due 09/01/2043	45,365	47,342
3.50% due January 30 TBA	800,000	831,812
4.00% due 03/01/2023	15,665	16,590
4.00% due 10/01/2043	57,851	61,741
4.50% due 01/01/2039	3,053	3,308
5.00% due 05/01/2020	153,622	162,478
5.00% due 05/01/2034	34,872	38,743
5.50% due 07/01/2034	9,473	10,664
5.50% due 05/01/2037	5,389	6,027
6.00% due 08/01/2026	33,382	37,702
6.50% due 05/01/2029	2,295	2,637
6.50% due 05/01/2036	265	301
7.50% due 08/01/2023	109	119
7.50% due 08/01/2025	1,519	1,534
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	8,265	8,308
Series 1577, Class PK
6.50% due 09/15/2023(7)	7,757	8,524
Series 1226, Class Z
7.75% due 03/15/2022(7)	662	709
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.73% due 03/25/2045*(6)	100,000	100,414
Series 2014-K503, Class B
3.01% due 10/25/2047*(6)	70,000	69,988
Series 2012-K706, Class B
4.03% due 11/25/2044*(6)	60,000	62,420
Series 2010-K8, Class B
5.24% due 09/25/2043*(6)	80,000	88,429
		1,982,361
Federal National Mtg. Assoc. — 6.1%
2.10% due 05/01/2037 FRS	7,970	8,463
2.50% due January 15 TBA	100,000	101,812
2.50% due 02/01/2043	94,334	92,233
2.50% due 03/01/2043	188,507	184,299
2.99% due 10/01/2040 FRS	8,590	9,169
3.00% due 12/01/2027	18,533	19,297
3.00% due 01/01/2028	25,251	26,292
3.00% due January 15 TBA	600,000	623,648
3.00% due January 30 TBA	1,300,000	1,315,031
3.50% due 08/01/2026	33,941	35,901
3.50% due 09/01/2026	19,723	20,912
3.50% due 10/01/2028	106,633	112,858
4.00% due 11/01/2040	24,854	26,564
4.00% due 12/01/2040	65,458	69,943
4.00% due 11/01/2041	9,189	9,819
4.00% due 01/01/2042	23,579	25,195
4.00% due 11/01/2043	53,945	57,642
4.00% due 12/01/2043	18,693	20,162
4.00% due January 30 TBA	1,000,000	1,067,254
4.50% due 01/01/2039	7,050	7,664
4.50% due 06/01/2039	67,212	73,428
4.50% due 09/01/2039	16,988	18,463
4.50% due 05/01/2041	16,626	18,064
4.50% due January 30 TBA	1,100,000	1,194,016
4.87% due 11/01/2015	244,212	247,513
5.00% due 03/01/2018	3,792	3,996
5.00% due 06/01/2019	1,864	1,997
5.00% due 03/01/2020	7,404	7,954
5.00% due 05/01/2035	4,909	5,421
5.00% due 07/01/2040	101,714	112,478
5.00% due January 30 TBA	1,400,000	1,546,754
5.50% due 05/01/2020	29,052	30,721
5.50% due 06/01/2020	37,234	39,375
5.50% due 12/01/2029	4,629	5,182
5.50% due 06/01/2035	312,937	353,799
5.50% due 06/01/2036	125,220	141,233
5.50% due 08/01/2037	27,225	30,489
5.50% due 06/01/2038	22,711	25,506
6.00% due 06/01/2017	2,611	2,715
6.00% due 06/01/2021	77,033	83,109
6.00% due 12/01/2033	15,535	17,751
6.00% due 05/01/2034	12,989	14,848
6.00% due 08/01/2034	2,772	3,168
6.00% due 11/01/2038	4,506	5,115
6.00% due January 30 TBA	500,000	567,012
7.00% due 06/01/2037	32,882	36,437

22

Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)		12,965	12,987
			8,433,689
Government National Mtg. Assoc. — 2.1%
4.00% due 07/15/2041		53,333	57,268
4.00% due 08/15/2041		22,732	24,410
4.00% due 10/15/2041		48,064	51,611
4.00% due January 30 TBA		1,300,000	1,394,641
4.50% due 06/15/2041		1,250,439	1,369,851
6.00% due 11/15/2028		35,977	40,954
7.00% due 07/15/2033		15,560	18,224
8.50% due 11/15/2017		337	358
9.00% due 11/15/2021		217	252
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(7)		1,340	1,528
Series 2005-74, Class HC
7.50% due 09/16/2035(7)		8,389	9,672
			2,968,769
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		10,000	10,094
Total U.S. Government Agencies (cost $13,214,172)			13,394,913
U.S. GOVERNMENT TREASURIES — 8.0%
United States Treasury Bonds — 0.5%
3.00% due 11/15/2044		425,000	446,649
4.38% due 11/15/2039(12)		149,200	195,638
			642,287
United States Treasury Notes — 7.5%
0.07% due 01/31/2016 FRS		64,000	63,983
0.25% due 07/31/2015		810,000	810,569
0.38% due 08/31/2015		375,000	375,498
0.63% due 08/15/2016		3,010,000	3,014,939
0.63% due 12/15/2016		65,000	64,970
0.63% due 05/31/2017		92,000	91,475
0.63% due 08/31/2017		131,000	129,751
0.63% due 09/30/2017		21,000	20,775
1.00% due 08/31/2016		77,000	77,578
1.13% due 05/31/2019		10,000	9,823
1.38% due 11/30/2015		334,000	337,340
1.38% due 07/31/2018		572,000	572,581
1.50% due 08/31/2018		663,000	666,212
1.75% due 05/15/2022		18,000	17,695
2.00% due 01/31/2016		735,000	748,092
2.00% due 04/30/2016		490,000	500,336
2.38% due 08/15/2024		70,000	71,296
United States Treasury Notes TIPS
0.13% due 04/15/2019(8)		1,342,715	1,327,924
0.13% due 07/15/2024(8)		1,535,046	1,478,321
			10,379,158
Total U.S. Government Treasuries (cost $10,951,960)			11,021,445

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Banks-Export/Import — 0.2%
Export-Import Bank of China Senior Notes 3.63% due 07/31/2024		200,000	201,952
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		3,000	3,034
Sovereign — 1.0%
Colombian TES Senior Notes 6.00% due 04/28/2028	COP	190,200,000	69,445
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	5,000,000	111,746
Federative Republic of Brazil Letras Financeiras do Tesouro FRS Bills zero coupon due 09/01/2020	BRL	56,000	137,722
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	12,010
Government of Romania Senior Notes 4.38% due 08/22/2023		100,000	105,125
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	2,213,231	89,685
Government of Uruguay Senior Notes 4.38% due 12/15/2028	UYU	570,314	23,373
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		250,000	248,750
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		200,000	164,500
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	650,000	55,910
Republic of Venezuela Bonds 7.00% due 03/31/2038		100,000	40,900
Russian Federation Bonds 7.50% due 02/27/2019	RUB	2,950,000	37,391
United Mexican States Bonds 4.00% due 06/13/2019	MXN	1,239,591	91,686
United Mexican States Senior Notes 4.00% due 10/02/2023		50,000	51,875

23

United Mexican States Bonds 4.00% due 11/08/2046	MXN	1,168,968	90,450
United Mexican States Senior Notes 4.75% due 03/08/2044	78,000		81,315
			1,411,883
Total Foreign Government Obligations (cost $1,753,840)			1,616,869
OPTIONS - PURCHASED†(2)(9) — 0.0%
Call Options-Purchased	BRL	310,000	323
Call Options-Purchased	INR	6,000,000	83
Call Options-Purchased	MXN	1,365,948	0
Call Options-Purchased	RUB	5,000,000	524
Put Options-Purchased	PEN	170,000	803
Total Options - Purchased (cost $8,369)			1,733
Total Long-Term Investment Securities (cost $123,290,188)			138,104,993

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/02/2015 (cost $545,000)	545,000		545,000
REPURCHASE AGREEMENTS — 5.4%
Bank of America Securities LLC Joint Repurchase Agreement(11)	1,315,000		1,315,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	1,695,000		1,695,000
BNP Paribas SA Joint Repurchase Agreement(11)	1,685,000		1,685,000
Deutsche Bank AG Joint Repurchase Agreement(11)	1,040,000		1,040,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(11)	1,685,000		1,685,000
Total Repurchase Agreements (cost $7,420,000)			7,420,000
TOTAL INVESTMENTS (cost $131,255,188)(13)	105.8%		146,069,993
Liabilities in excess of other assets	(5.8)		(7,950,441)
NET ASSETS	100.0%		$138,119,552

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $9,570,995 representing 6.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $4,167 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

						Value as
	Acquistion		Acquistion		Value	a % of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$—	$2,430	$608	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Principal amount of security is adjusted for inflation.
(9)	Options – Purchased.

Options-Purchased
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2014	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	310,000	$2,297	$323	$(1,974)
Call option to buy Indian Rupees in exchange for U.S. dollars with Goldman Sachs International.	January 2015	62.55	INR	6,000,000	1,540	83	(1,457)
Call option to buy Mexican Pesos in exchange for U.S. dollars with Goldman Sachs International.	January 2015	13.61	MXN	1,365,948	2,108	0	(2,108)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	5,000,000	1,808	524	(1,285)
Put option to sell Peruvian Nuevos Soles in exchange for U.S. dollars with Goldman Sachs International.	March 2015	3.01	PEN	170,000	616	803	188
					$8,369	$1,733	$(6,636)

(10)	Denominated in United States dollars unless otherwise indicated.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
COP	— Colombian Peso
CVR	— Contingent Value Rights
DOP	— Dominican Peso
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble

24

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
1	Short	Euro-Bund Futures	March 2015	$185,225	$188,610	$(3,385)
1	Long	Long Gilt	March 2015	181,290	186,299	5,009
5	Long	Russell 2000 Mini Index	March 2015	594,352	600,350	5,998
6	Long	U.S. Treasury 2YR Notes	March 2015	1,311,840	1,311,563	(277)
46	Long	U.S. Treasury 5YR Notes	March 2015	5,468,012	5,470,765	2,753
16	Short	U.S. Treasury 10YR Notes	March 2015	2,022,971	2,028,750	(5,779)
12	Short	U.S. Long Bonds	March 2015	1,693,375	1,734,750	(41,375)
17	Long	U.S. Ultra Bonds	March 2015	2,682,272	2,808,187	125,915
						$88,859

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	COP	379,400,000	USD	161,129	01/15/2015	$1,517	$—
	USD	77,331	MYR	270,000	02/13/2015	—	(488)
	USD	84,218	TRY	200,000	03/31/2015	—	(197)
						1,517	(685)
Barclays Bank PLC	MYR	570,000	USD	169,567	02/13/2015	7,344	—
	TRY	200,000	USD	85,720	03/31/2015	1,700	—
	ZAR	570,000	USD	49,450	01/15/2015	254	—
						9,298	—
BNP Paribas SA	USD	110,797	RON	400,000	03/16/2015	—	(3,000)
	USD	80,132	NGN	14,544,000	10/08/2015	—	(15,990)
						—	(18,990)
Citibank N.A.	EUR	40,000	USD	51,738	09/18/2015	3,192	—
	GBP	100,000	USD	156,637	01/16/2015	790	—
	USD	49,349	ZAR	570,000	01/15/2015	—	(153)
	USD	50,388	RSD	5,000,000	09/18/2015	—	(3,573)
						3,982	(3,726)
JPMorgan Chase Bank	EUR	513,000	USD	637,082	01/16/2015	16,253	—
	NGN	14,523,000	USD	72,615	01/15/2015	—	(5,035)
	RUB	1,500,000	USD	28,531	01/15/2015	3,799	—
						20,052	(5,035)
Morgan Stanley & Co.	GBP	85,000	USD	133,790	02/06/2015	1,343	—

Royal Bank of Canada	USD	6,144	EUR	5,000	01/16/2015	—	(93)

UBS AG	BRL	405,000	USD	149,809	01/15/2015	—	(2,138)
	USD	82,832	BRL	225,000	01/15/2015	1,583	—
	USD	162,973	COP	379,400,000	01/15/2015	—	(3,361)
						1,583	(5,499)
Net Unrealized Appreciation(Depreciation)						$37,775	$(34,028)

BRL — Brazilian Real
COP — Colombina Peso
EUR — Euro
GBP — Pound Sterling
MYR — Malaysian Ringgit
NGN — Nigerian Naira
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2014(2)	Notional Amount(3)	Value at December 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/2019	Goldman Sachs International	1.46%	$110,000	$2,391	$3,841	$(1,450)

Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/2019	Goldman Sachs International	4.78	225,000	35,366	48,554	(13,188)

						$37,757	$52,395	$(14,638)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,244,151	$—	$0	$4,244,151
Television	477,305	—	2,430	479,735
Other Industries	75,383,801	—	—	75,383,801
Preferred Securities	7,714	—	—	7,714
Preferred Securities/Capital Securities	—	1,549,620	—	1,549,620
Asset Backed Securities	—	12,389,267	—	12,389,267
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries	—	14,329,129	—	14,329,129
Foreign Corporate Bonds & Notes	—	2,898,038	—	2,898,038
Municipal Bond & Notes	—	788,578	—	788,578
U.S. Government Agencies	—	13,394,913	—	13,394,913
U.S. Government Treasuries	—	11,021,445	—	11,021,445
Foreign Government Obligations	—	1,616,869	—	1,616,869
Options - Purchased	1,733	—	—	1,733
Short-Term Investment Securities	—	545,000	—	545,000
Repurchase Agreements	—	7,420,000	—	7,420,000
Total Investments at Value	$80,114,704	$65,952,859	$2,430	$146,069,993

Other Financial Instruments:+
Open Futures Contracts	$139,675	$—	$—	$139,675
Open Forward Foreign Currency Contracts	—	37,775	—	37,775
Total Other Financial Instruments	$139,675	$37,775	$—	$177,450

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$50,816	$—	$—	$50,816
Open Forward Foreign Currency Contracts	—	34,028	—	34,028
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	14,638	—	14,638
Total Other Financial Instruments	$50,816	$48,666	$—	$99,482

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 31.8%
Agricultural Chemicals — 0.3%
Monsanto Co.	2,153	$257,219
Airlines — 0.3%
United Continental Holdings, Inc.†	5,174	346,089
Apparel Manufacturers — 0.2%
Carter’s, Inc.	2,206	192,606
Applications Software — 0.2%
NetSuite, Inc.†	600	65,502
salesforce.com, Inc.†	2,355	139,675
		205,177
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,579	344,121
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	2,065	150,167
Banks-Commercial — 0.1%
PacWest Bancorp	3,178	144,472
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	4,735	447,742
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,187	104,266
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	11,063	641,765
Time Warner Cable, Inc.	1,249	189,923
		831,688
Casino Hotels — 0.2%
Las Vegas Sands Corp.	2,948	171,456
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	9,676	260,671
Chemicals-Diversified — 0.5%
LyondellBasell Industries NV, Class A	3,017	239,520
PPG Industries, Inc.	1,241	286,857
		526,377
Commercial Services-Finance — 0.5%
MasterCard, Inc., Class A	6,403	551,682
Computer Aided Design — 0.2%
ANSYS, Inc.†	2,613	214,266
Computer Services — 0.5%
Amdocs, Ltd.	6,780	316,321
IHS, Inc., Class A†	1,359	154,763
		471,084
Computers — 2.0%
Apple, Inc.	19,039	2,101,525
Computers-Memory Devices — 0.1%
EMC Corp.	4,355	129,518
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	6,481	329,883
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	7,539	521,623
Estee Lauder Cos., Inc., Class A	2,808	213,970
		735,593
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	3,513	198,168
Colfax Corp.†	5,918	305,191
Danaher Corp.	2,598	222,675
Dover Corp.	3,060	219,463
		945,497
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,325	411,214
E-Commerce/Services — 0.3%
Priceline Group, Inc.†	306	348,904
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	6,068	254,067
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	6,224	393,668
Electronic Components-Semiconductors — 0.3%
Freescale Semiconductor, Ltd.†	5,423	136,823
Xilinx, Inc.	4,756	205,887
		342,710
Electronic Connectors — 0.4%
Amphenol Corp., Class A	7,452	400,992
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	14,910	282,843
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	6,156	191,390
Electronic Security Devices — 0.2%
Tyco International PLC	5,103	223,818
Enterprise Software/Service — 0.4%
Oracle Corp.	7,133	320,771
Tyler Technologies, Inc.†	760	83,174
		403,945
Finance-Credit Card — 0.7%
American Express Co.	2,214	205,991
Visa, Inc., Class A	2,161	566,614
		772,605
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	6,247	151,521
LPL Financial Holdings, Inc.	3,226	143,718
		295,239
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	565	123,899
Food-Confectionery — 0.4%
Hershey Co.	3,459	359,494
Food-Retail — 0.5%
Kroger Co.	5,834	374,601
Whole Foods Market, Inc.	2,929	147,680
		522,281
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	7,472	296,564
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	2,507	195,621
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,866	413,363
Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	7,965	417,446
Insurance Brokers — 0.3%
Aon PLC	2,780	263,627

1

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	6,315	492,696
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	466	166,623
Machinery-General Industrial — 0.2%
Roper Industries, Inc.	1,113	174,018
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,645	239,676
Medical Instruments — 0.2%
Boston Scientific Corp.†	17,546	232,484
Medical Products — 0.3%
Zimmer Holdings, Inc.	2,439	276,631
Medical-Biomedical/Gene — 1.9%
Amgen, Inc.	3,784	602,754
Biogen Idec, Inc.†	1,914	649,707
Celgene Corp.†	4,851	542,633
NPS Pharmaceuticals, Inc.†	5,434	194,374
		1,989,468
Medical-Drugs — 1.5%
Bristol-Myers Squibb Co.	6,409	378,323
Endo International PLC†	4,535	327,064
Ironwood Pharmaceuticals, Inc.†	12,880	197,321
Jazz Pharmaceuticals PLC†	1,801	294,878
Johnson & Johnson	1,003	104,884
Mallinckrodt PLC†	2,932	290,356
		1,592,826
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	1,569	377,941
Rexnord Corp.†	10,703	301,931
		679,872
Multimedia — 0.9%
Twenty-First Century Fox, Inc., Class A	14,894	572,004
Walt Disney Co.	4,329	407,749
		979,753
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	3,610	297,825
Noble Energy, Inc.	5,086	241,229
		539,054
Oil Companies-Integrated — 0.2%
Phillips 66	3,462	248,225
Oil Refining & Marketing — 0.2%
Valero Energy Corp.	4,661	230,719
Oil-Field Services — 0.3%
Core Laboratories NV	1,642	197,598
NOW, Inc.†	3,123	80,355
		277,953
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	2,663	225,476
Real Estate Investment Trusts — 0.8%
American Tower Corp.	5,924	585,587
Lexington Realty Trust	5,615	61,653
Outfront Media, Inc.	2,659	71,368
Simon Property Group, Inc.	831	151,333
		869,941
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,077	161,475
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	486	300,887
Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	9,059	623,259
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	2,934	238,387
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,383	266,648
Retail-Jewelry — 0.2%
Tiffany & Co.	1,755	187,539
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	2,448	185,265
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	5,374	368,549
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,457	186,263
Retail-Restaurants — 0.5%
Dunkin’ Brands Group, Inc.	2,735	116,648
Starbucks Corp.	5,149	422,475
		539,123
Semiconductor Components-Integrated Circuits — 0.7%
Atmel Corp.†	26,251	220,377
QUALCOMM, Inc.	6,186	459,806
		680,183
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,846	129,811
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	8,271	188,827
Television — 0.2%
CBS Corp., Class B	3,528	195,240
ION Media Networks, Inc.†(1)(2)(3)	10	6,076
		201,316
Therapeutics — 0.3%
Pharmacyclics, Inc.†	2,615	319,710
Tobacco — 0.3%
Altria Group, Inc.	5,969	294,093
Toys — 0.2%
Mattel, Inc.	6,203	191,952
Transactional Software — 0.2%
Solera Holdings, Inc.	3,362	172,067
Transport-Rail — 0.7%
Kansas City Southern	2,083	254,189
Union Pacific Corp.	3,748	446,499
		700,688
Web Portals/ISP — 1.1%
Google, Inc., Class C†	2,140	1,126,496

2

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,792	254,367
Total Common Stocks (cost $28,080,645)		32,907,109
PREFERRED SECURITIES — 0.0%
Telecom Services — 0.0%
Qwest Corp. 6.13% (cost $33,750)	1,350	32,535
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.6%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	246,547
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	146,000
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	200,000	235,960
		628,507
Building Societies — 0.2%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	100,000	152,158
Diversified Banking Institutions — 0.4%
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	245,943
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	205,450
		451,393
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 01/30/2015†(1)	16,000	2
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	35,000	40,069
Voya Financial, Inc. FRS 5.65% due 05/15/2053	15,000	14,850
		54,919
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	223,575
Total Preferred Securities/Capital Securities (cost $1,623,961)		1,510,554
ASSET BACKED SECURITIES — 14.0%
Diversified Financial Services — 14.0%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000	14,951
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	25,138	25,202
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(5)	250,000	247,400
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(5)	250,000	248,400
ARES CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(5)	244,637	242,582
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	28,511	26,686
Atrium CDO Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(5)	250,000	242,800
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	145,833	147,075
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	90,000	93,707
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	116,829	127,353
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	213,672
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	221,800	196,263
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	80,000	86,773
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	50,000	53,930
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	19,583	19,690
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	23,114
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	243,900
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.53% due 07/20/2023*(5)	250,000	248,050

3

Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	248,575
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.71% due 05/24/2026*(5)	250,000	247,800
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(5)	250,000	248,075
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	70,000	74,978
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	135,000	146,546
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.15% due 12/10/2049(6)	37,068	40,605
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	134,704	124,193
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(6)	75,000	77,116
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	145,000	153,520
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	121,271	132,093
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.05% due 12/10/2049(6)	111,834	120,193
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	143,660
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	45,000	47,144
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	100,000	104,153
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	170,000	180,104
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	70,000	74,979
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	55,000	59,112
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	200,000	215,870
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	50,110	55,039
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	213,480
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(6)	51,046	53,504
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	69,728
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(7)	115,323	108,263
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	18,188	18,452
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	107,578	101,042
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	5,337	4,957
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	45,000	45,409
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	45,596	47,990
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	79,233	83,064
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(5)	250,000	246,950
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(5)	250,000	248,350
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	219,633	205,069
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,016
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	139,581
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,103

4

Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	11,936
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	44,926
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	22,959
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(5)	250,000	249,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	125,000	133,335
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	124,800
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	36,136
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	104,196
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	110,000	116,807
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	70,000	75,076
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	120,000	123,139
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	16,643	14,114
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(7)	52,614	45,839
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(7)	90,174	83,641
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.71% due 04/25/2035(7)	76,276	74,066
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	175,221
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(7)	123,088	113,497
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	196,740	208,942
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	102,857
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	120,000	125,434
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	114,542
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(6)	105,000	112,647
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	68,502
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	195,000	213,117
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	53,137	56,847
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	103,071	108,761
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(6)	145,000	159,876
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	247,975
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(5)	250,000	248,025
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	247,625
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	42,862	42,760

5

Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.52% due 12/25/2034(7)	64,073	63,348
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.69% due 05/12/2039(6)	110,000	114,748
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	129,141	137,186
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	55,000	59,481
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.75% due 06/12/2050(6)	105,000	113,387
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	142,181
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,963
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	108,651
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	149,867	158,239
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	113,055
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	74,437	80,925
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.26% due 01/11/2043(6)	54,636	60,942
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	72,592	68,922
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(7)	311,450	283,031
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.63% due 08/04/2025*(5)	250,000	247,650
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	36,583	36,622
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	47,593	27,628
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.78% due 04/17/2026*(5)	250,000	249,075
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	8,233	8,382
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	105,000	105,336
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,011
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,192
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	105,000	105,588
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	30,305	30,367
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	127,860	92,295
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.42% due 02/20/2047(7)	143,453	125,165
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	131,644	131,434
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	100,000	99,917
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	81,335
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,104
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	58,730	60,247
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	55,000	58,174
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	152,130	154,732
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	8,381	8,397

6

Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	224,317	222,597
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	89,987	84,617
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	140,000	139,973
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.08% due 02/15/2044*(6)(8)	940,625	28,028
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	85,000	89,077
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	135,000	144,944
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	125,000	134,534
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	59,665
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	45,000	49,010
Total Asset Backed Securities (cost $14,295,373)		14,429,764
U.S. CORPORATE BONDS & NOTES — 16.5%
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 3.15% due 12/15/2024	50,000	50,150
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,938
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	120,290
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	65,000	66,950
Auction Houses/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	70,000	66,150
Auto-Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	33,000	32,885
General Motors Co. Senior Notes 5.20% due 04/01/2045	25,000	26,375
		59,260
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	60,000	63,450
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	110,000	116,050
Banks-Super Regional — 0.6%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	165,494
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	107,923
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	68,000	67,945
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	45,607
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	30,000	30,662
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	65,000	68,223
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	108,083
		593,937
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	106,000	106,170
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	50,000	52,875
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	32,190
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	90,000	90,236

7

SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	100,000	100,245
		190,481
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,300
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	67,900
		128,200
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	50,000	49,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,062
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	63,536
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	95,000	105,867
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	100,000	100,942
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	56,457
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.95% due 01/15/2025	40,000	40,315
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,670
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	50,000	50,943
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,262
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,675
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	70,950
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	25,000	27,550
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	47,694
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	57,344
		763,142
Cellular Telecom — 0.2%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,748
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	41,850
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,375
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	40,000	41,600
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,225
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	80,000	81,400
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,394
		222,592
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	109,000	94,557
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	9,000	9,349
		103,906
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	30,000	29,250
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	110,140
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	120,000	128,492
		238,632

8

Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	17,000	15,810
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	55,000	56,650
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,350
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,201
Diversified Banking Institutions — 3.1%
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	50,936
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	50,000	55,549
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	100,000	110,265
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	50,000	50,342
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	101,168
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	50,000	49,888
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	100,000	110,651
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	105,000	135,771
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	168,219
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,262
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,914
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	39,223
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	69,528
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	90,653
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	109,000	137,054
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	40,000	39,655
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	70,000	71,200
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,192
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	35,000	34,626
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	30,000	30,708
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,755
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	38,034
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	100,000	110,930
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	174,435
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	40,655
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	282,000	332,973
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	132,087
Morgan Stanley Senior Notes 1.88% due 01/05/2018	250,000	249,085
Morgan Stanley Senior Notes 2.13% due 04/25/2018	50,000	50,029
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	61,000	61,364
Morgan Stanley Senior Notes 4.75% due 03/22/2017	69,000	73,498
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	55,000	58,414

9

Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,823
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	113,904
		3,161,790
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	41,000	41,424
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	25,000	28,732
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	216,000	273,318
		343,474
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	28,000	28,011
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Bonds 4.95% due 12/05/2044	105,000	108,466
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	13,000	13,520
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,940
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	30,444
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	7,858
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	57,125
		103,367
Electric-Integrated — 0.7%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	45,000	45,823
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	45,900
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	255,000	255,170
Edison International Senior Notes 3.75% due 09/15/2017	85,000	89,712
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	100,410
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	10,550
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	17,000	18,113
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	40,000	41,649
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	82,456
		689,783
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	125,000	131,250
Finance-Auto Loans — 0.3%
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	50,000	49,250
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,882
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	10,000	12,725
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	115,000	117,429
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	147,644
		348,930
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,225
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,850
SLM Corp. Senior Notes 8.45% due 06/15/2018	100,000	111,500
		132,575
Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	200,000	201,667

10

Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	57,627
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	2,779
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	26,000	3
		60,411
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	128,437
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	15,000	15,938
		144,375
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	75,408
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	23,000	23,668
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	10,000	10,766
		109,842
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,300
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	97,168
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,300
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,195
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,910
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,158
		25,263
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	45,761
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	50,000	50,318
		96,079
Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	25,000	27,260
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	90,000	142,601
		169,861
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	112,945
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,281
		150,226
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.25% due 12/01/2019	225,000	225,246
Medical Instruments — 0.4%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	215,000	215,564
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	90,000	91,141
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	50,000	54,199
		360,904
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	46,000	45,925
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	40,000	45,086
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	33,119

11

Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	98,540
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	55,000	56,452
		233,197
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,279
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	43,673
Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	75,000	74,927
UnitedHealth Group, Inc. Senior Notes 2.30% due 12/15/2019	125,000	125,516
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,166
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	84,281
		314,890
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	25,937
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	50,062
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,950
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,538
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	11,205
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,150
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	120,000	128,860
		247,702
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	139,605
McKesson Corp. Senior Notes 1.40% due 03/15/2018	85,000	83,949
		223,554
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	14,184
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	125,000	123,850
		138,034
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	104,560
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	95,000	121,305
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	171,135
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	154,777
Time Warner, Inc. Notes 5.88% due 11/15/2016	65,000	70,457
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	14,000	15,569
		637,803
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	150,000	148,425
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	30,042
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	8,550
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	5,000	4,225
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	13,000	11,895
Hess Corp. Senior Notes 1.30% due 06/15/2017	55,000	54,189

12

Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	10,000	7,450
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	9,400
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,650
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,625
		140,026
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,925
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,725
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	29,550
		40,275
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	200,245
Pipelines — 1.0%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	128,760
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	72,575
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	164,520
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	75,000	76,240
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	24,801
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	65,000	65,030
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	29,000	30,170
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	14,438
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	15,000	14,663
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	15,000	15,600
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	175,000	173,784
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	45,506
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	15,000	14,888
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,010
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	25,000	24,937
Williams Partners LP Senior Notes 3.90% due 01/15/2025	100,000	96,108
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	74,862
		1,040,892
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	76,688
Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	135,000	137,406
American Tower Corp. Senior Notes 3.45% due 09/15/2021	100,000	98,314
American Tower Corp. Senior Notes 5.00% due 02/15/2024	65,000	68,930
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	30,354
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	64,744
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	20,555

13

HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,918
HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	87,291
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	52,949
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	138,898
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	155,958
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,373
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	25,916
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,343
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,916
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	49,477
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	66,301
		1,176,643
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 12/15/2014†(1)(3)	25,000	1
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	40,428
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	25,000	24,438
Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	54,577
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,512	15,545
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	22,308	25,941
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	136,769	165,832
		207,318
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	65,000	69,063
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	85,000	94,337
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	17,000	18,357
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	11,000	11,077
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	14,874
		44,308
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	24,000	20,460
ADT Corp. Senior Notes 6.25% due 10/15/2021	145,000	148,987
		169,447
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	57,000	61,560
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	4,750
Steel-Producers — 0.2%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	115,183
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,187
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	15,000	15,375
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	15,000	15,225

14

United States Steel Corp. Senior Notes 7.38% due 04/01/2020	50,000	52,500
		208,470
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	80,000	81,517
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	107,000	105,777
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	85,000	84,488
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	41,000	44,516
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	98,000	100,668
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	77,000	79,660
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	105,000	115,944
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	131,000	161,364
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	169,000	216,514
		990,448
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	38,000	48,253
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,055
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	55,000	55,757
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,970
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,084
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	140,038
		205,849
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	65,000	64,675
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	25,000
		89,675
Total U.S. Corporate Bonds & Notes (cost $16,435,182)		17,086,585
FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 1.3%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	305,000	335,473
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	218,000
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	206,094
Credit Suisse Sub. Notes 5.40% due 01/14/2020	142,000	158,797
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	116,637
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	100,000	108,248
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	207,078
		1,350,327
Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	64,000	63,461
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	132,617
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	13,000	13,130
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	175,000	178,008
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	28,200

15

Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022		40,000	43,536
			458,952
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		53,000	44,123
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 4.50% due 11/28/2034*		200,000	205,603
Electric-Integrated — 0.2%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*		200,000	201,000
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		6,000	6,330
Food-Baking — 0.2%
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*		200,000	201,200
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017		55,000	55,181
Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		35,000	33,731
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		6,000	5,355
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		5,000	4,563
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		5,000	4,525
Nexen, Inc. Senior Notes 7.50% due 07/30/2039		35,000	48,575
			96,749
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Notes 2.52% due 01/15/2020		55,000	55,064
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		75,000	72,231
Petrobras Global Finance BV Senior Notes 5.38% due 10/01/2029	GBP	150,000	185,863
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021		65,000	60,227
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		75,000	76,500
			449,885
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*		200,000	196,304
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022		4,000	4,270
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		85,000	125,558
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		30,000	41,063
Kansas City Southern de Mexico SA de CV
Senior Notes
3.00% due 05/15/2023		150,000	145,835
			186,898
Total Foreign Corporate Bonds & Notes (cost $3,571,738)			3,582,380
MUNICIPAL BONDS & NOTES — 1.0%
California State General Obligation Bonds 7.30% due 10/01/2039		5,000	7,365
Illinois State General Obligation Bonds 4.51% due 03/01/2015		100,000	100,696
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040		50,000	75,137
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		27,000	30,548
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058		25,000	12,420

16

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000	149,070
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	90,000	44,720
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	117,071
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	25,000	29,907
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	108,023
State of California General Obligation Bonds 7.63% due 03/01/2040	120,000	184,200
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	71,177
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	99,421
Total Municipal Bonds & Notes (cost $928,455)		1,029,755
U.S. GOVERNMENT AGENCIES — 15.7%
Federal Home Loan Mtg. Corp. — 2.6%
1.89% due 02/01/2037 FRS	7,483	7,874
2.50% due 01/01/2028	20,594	21,002
2.50% due 04/01/2028	49,769	50,727
3.00% due 08/01/2027	84,000	87,411
3.00% due 10/01/2042	51,153	51,845
3.00% due 11/01/2042	22,596	22,873
3.00% due 08/01/2043	388,449	393,174
3.50% due 03/01/2042	16,835	17,531
3.50% due 08/01/2042	110,728	115,286
3.50% due 09/01/2043	81,656	85,216
3.50% due 12/01/2099	900,000	935,789
4.00% due 03/01/2023	31,330	33,180
4.00% due 09/01/2040	8,418	8,989
4.00% due 10/01/2043	115,702	123,481
4.50% due 01/01/2039	5,954	6,450
5.00% due 12/01/2020	10,217	10,933
5.00% due 05/01/2021	133,720	142,465
5.00% due 07/01/2021	38,825	41,057
5.00% due 05/01/2034	63,971	71,104
5.50% due 05/01/2037	16,896	18,899
5.50% due 06/01/2037	8,138	9,114
6.00% due 09/01/2026	26,586	30,059
6.00% due 08/01/2036	19,288	21,783
6.50% due 05/01/2029	3,443	3,955
6.50% due 07/01/2035	3,811	4,330
6.50% due 05/01/2036	110	125
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	15,979	16,063
Series 1577, Class PK
6.50% due 09/15/2023(7)	11,636	12,786
Series 1226, Class Z
7.75% due 03/15/2022(7)	946	1,012
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.73% due 03/25/2045*(6)	100,000	100,414
Series 2014-K503, Class B
3.01% due 10/25/2047*(6)	80,000	79,986
Series 2012-K706, Class B
4.03% due 11/25/2044*(6)	70,000	72,823
Series 2010-K8, Class B
5.24% due 09/25/2043*(6)	90,000	99,483
		2,697,219
Federal National Mtg. Assoc. — 10.3%
2.10% due 05/01/2037 FRS	14,140	15,015
2.50% due 04/01/2028	84,501	86,214
2.50% due January 15 TBA	100,000	101,813
2.50% due 02/01/2043	94,334	92,233
2.50% due 03/01/2043	187,865	183,676
2.99% due 10/01/2040 FRS	16,399	17,505
3.00% due 10/01/2027	38,106	39,711
3.00% due 12/01/2027	22,240	23,156
3.00% due 01/01/2028	67,337	70,113
3.00% due January 15 TBA	600,000	623,648
3.00% due January 30 TBA	1,800,000	1,820,812
3.50% due 08/01/2026	42,426	44,876
3.50% due 10/01/2028	145,553	154,125
4.00% due 11/01/2025	12,858	13,781
4.00% due 09/01/2040	9,266	9,906
4.00% due 12/01/2040	147,281	157,372
4.00% due 11/01/2041	15,135	16,172
4.00% due 01/01/2042	47,159	50,390
4.00% due 12/01/2043	38,321	41,332
4.00% due January 30 TBA	1,200,000	1,280,705
4.50% due 01/01/2039	14,099	15,328
4.50% due 09/01/2039	31,853	34,618
4.50% due 09/01/2040	70,585	76,685
4.50% due 05/01/2041	30,942	33,619
4.50% due 01/14/2045	1,300,000	1,411,109
4.87% due 11/01/2015	319,354	323,671
5.00% due 03/01/2018	21,484	22,636
5.00% due 06/01/2019	5,677	6,080
5.00% due 05/01/2035	663	732
5.00% due 07/01/2040	53,141	58,787
5.00% due January 30 TBA	1,600,000	1,767,719
5.50% due 10/01/2021	17,899	19,567
5.50% due 06/01/2022	5,862	6,241
5.50% due 12/01/2029	9,566	10,709
5.50% due 05/01/2034	37,711	42,464
5.50% due 09/01/2035	795,378	898,134
5.50% due 08/01/2037	54,451	60,979
5.50% due 06/01/2038	14,194	15,941

17

6.00% due 06/01/2017		5,222	5,430
6.00% due 06/01/2026		31,058	35,202
6.00% due 04/01/2027		158,956	180,176
6.00% due 12/01/2033		42,369	48,411
6.00% due 05/01/2034		27,407	31,331
6.00% due January 30 TBA		500,000	567,012
6.50% due 06/01/2035		101,171	115,216
6.50% due 10/01/2037		7,363	8,385
7.00% due 06/01/2037		34,178	37,874
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)		18,799	18,831
			10,695,442

Government National Mtg. Assoc. — 2.8%
4.00% due 09/15/2040		958,395	1,029,708
4.00% due 11/15/2040		143,601	154,280
4.00% due 09/15/2041		78,275	84,587
4.00% due 03/20/2044		52,051	55,848
4.50% due 02/15/2039		14,386	15,728
4.50% due 06/15/2041		875,307	958,896
4.50% due 08/15/2041		372,569	408,305
5.50% due 05/15/2036		16,179	18,077
6.00% due 09/15/2032		15,552	18,241
6.00% due 12/15/2033		61,959	71,664
7.00% due 07/15/2033		16,135	18,897
7.00% due 11/15/2033		17,127	20,359
8.00% due 11/15/2031		5,249	5,435
8.50% due 11/15/2017		402	426
9.00% due 11/15/2021		235	272
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(7)		252	284
Series 2005-74, Class HB
7.50% due 09/16/2035(7)		13,380	15,259
			2,876,266

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		25,000	25,234
Total U.S. Government Agencies (cost $15,998,646)			16,294,161

U.S. GOVERNMENT TREASURIES — 11.1%
United States Treasury Bonds — 0.8%
2.88% due 05/15/2043		8,000	8,183
3.00% due 11/15/2044		500,000	525,469
3.38% due 05/15/2044		110,000	123,836
4.38% due 11/15/2039		179,300	235,107
			892,595

United States Treasury Notes — 10.3%
0.07% due 01/31/2016 FRS		121,000	120,967
0.63% due 08/15/2016		1,165,000	1,166,912
0.63% due 12/15/2016		190,000	189,911
0.88% due 09/15/2016		1,920,000	1,930,049
0.88% due 02/28/2017		160,000	160,387
0.88% due 11/15/2017		725,000	721,545
1.38% due 11/30/2015		691,000	697,910
2.00% due 01/31/2016		1,000,000	1,017,812
2.38% due 03/31/2016		780,000	799,257
2.38% due 05/31/2018		10,000	10,365
2.38% due 08/15/2024		141,000	143,611
2.50% due 05/15/2024		212,000	218,393
United States Treasury Notes
0.13% due 04/15/2019 TIPS(9)		1,646,726	1,628,586
0.13% due 07/15/2024 TIPS(9)		1,895,057	1,825,029
			10,630,734

Total U.S. Government Treasuries (cost $11,447,388)			11,523,329
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Banks-Export/Import — 0.2%
Export-Import Bank of China Senior Notes 3.63% due 07/31/2024		200,000	201,952
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		28,000	28,318
Sovereign — 1.9%
Colombian TES Senior Notes 6.00% due 04/28/2028	COP	232,000,000	84,707
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	5,000,000	111,746
Federal Democratic Republic of Ethiopia Notes 6.63% due 12/11/2024*		200,000	195,000
Federative Republic of Brazil Letras Financeiras do Tesouro FRS Bills zero coupon due 09/01/2020	BRL	61,000	150,019
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	23,019
Government of Romania Senior Notes 4.38% due 08/22/2023		100,000	105,125
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	2,439,071	98,837
Government of Uruguay Senior Notes 4.38% due 12/15/2028	UYU	692,067	28,363
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		250,000	248,750

18

Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		200,000	164,500
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044*		200,000	183,000
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	800,000	68,812
Republic of Venezuela Bonds 7.00% due 03/31/2038		100,000	40,900
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,225,000	40,876
United Mexican States Bonds 4.00% due 06/13/2019	MXN	1,373,458	101,588
United Mexican States Senior Notes 4.00% due 10/02/2023		76,000	78,850
United Mexican States Bonds 4.00% due 11/08/2046	MXN	1,438,810	111,329
United Mexican States Senior Notes 4.75% due 03/08/2044		101,000	105,292
			1,940,713
Total Foreign Government Obligations (cost $2,324,253)			2,170,983
OPTIONS — PURCHASED†(1)(10) — 0.0%
Call Options-Purchased	BRL	350,000	365
Call Options-Purchased	INR	7,000,000	96
Call Options-Purchased	MXN	1,515,158	0
Call Options-Purchased	RUB	5,000,000	524
Put Options-Purchased	PEN	210,000	992
Total Options - Purchased (cost $9,297)			1,977
Total Long-Term Investment Securities (cost $94,748,688)			100,569,132
REPURCHASE AGREEMENTS — 10.2%
Bank of America Securities LLC Joint Repurchase Agreement(11)		1,860,000	1,860,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)		2,390,000	2,390,000
BNP Paribas SA Joint Repurchase Agreement(11)		2,385,000	2,385,000
Deutsche Bank AG Joint Repurchase Agreement(11)		1,470,000	1,470,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(11)		2,385,000	2,385,000
Total Repurchase Agreements (cost $10,490,000)			10,490,000
TOTAL INVESTMENTS (cost $105,238,688)(13)		107.4%	111,059,132
Liabilities in excess of other assets		(7.4)	(7,655,323)
NET ASSETS		100.0%	$103,403,809

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $11,540,811 representing 11.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $8,061 representing 0.0% of net assets.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

						Value as
	Acquistion		Acquistion		Value	a % of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	10	$—	$6,076	$608	0.00%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	Principal amount of security is adjusted for inflation.
(10)	Options - Purchased

Options-Purchased
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2014	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	350,000	$2,594	$365	$(2,229)
Call option to buy Indian Rupees in exchange for U.S. dollars with Goldman Sachs International.	January 2015	62.55	INR	7,000,000	1,796	96	(1,700)
Call option to buy Mexican Pesos in exchange for U.S. dollars with Goldman Sachs International.	January 2015	13.61	MXN	1,515,158	2,338	0	(2,338)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	5,000,000	1,809	524	(1,285)
Put option to sell Peruvian Nuevos Soles in exchange for U.S. dollars with Goldman Sachs International.	March 2015	3.01	PEN	210,000	760	992	232
					$9,297	$1,977	$(7,320)

(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
COP	— Colombian Peso
DOP	— Dominican Peso
GBP	— British Pound
INR	— Indian Rupee

19

MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
1	Short	Euro-Bund Futures	March 2015	$185,225	$188,611	$(3,386)
1	Long	Long Gilt	March 2015	181,291	186,300	5,009
4	Short	U.S. Treasury 2YR Notes	March 2015	874,500	874,375	125
45	Long	U.S. Treasury 5YR Notes	March 2015	5,347,627	5,351,836	4,209
5	Short	U.S. Long Bonds	March 2015	704,531	722,812	(18,281)
16	Long	U.S. Ultra Bonds	March 2015	2,524,491	2,643,000	118,509
						$106,185

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	COP	464,500,000	USD	197,263	01/15/2015	$1,850	$—
	USD	94,515	MYR	330,000	02/13/2015	—	(596)
	USD	94,745	TRY	225,000	03/31/2015	—	(222)
						1,850	(818)
Barclays Bank PLC	MYR	700,000	USD	208,240	02/13/2015	9,020	—
	TRY	225,000	USD	96,435	03/31/2015	1,912	—
	ZAR	620,000	USD	53,788	01/15/2015	276	—
						11,208	—
BNP Paribas SA	USD	110,797	RON	400,000	03/16/2015	—	(3,000)
	USD	88,738	NGN	16,106,000	10/08/2015	—	(17,707)
						—	(20,707)
Citibank N.A.	EUR	40,000	USD	51,738	09/18/2015	3,192	—
	GBP	100,000	USD	156,637	01/16/2015	790	—
	USD	53,678	ZAR	620,000	01/15/2015	—	(166)
	USD	50,388	RSD	5,000,000	09/18/2015	—	(3,573)
						3,982	(3,739)
JPMorgan Chase Bank	EUR	617,000	USD	766,237	01/16/2015	19,548	—
	NGN	16,050,000	USD	80,250	01/15/2015	—	(5,564)
	RUB	1,500,000	USD	28,531	01/15/2015	3,799	—
						23,347	(5,564)
Morgan Stanley & Co. International Plc	GBP	105,000	USD	165,270	02/06/2015	1,658	—

Royal Bank of Canada	USD	12,289	EUR	10,000	01/16/2015	—	(187)

UBS AG	BRL	475,000	USD	175,769	01/15/2015	—	(2,441)
	USD	101,240	BRL	275,000	01/15/2015	1,935	—
	USD	199,528	COP	464,500,000	01/15/2015	—	(4,114)
						1,935	(6,555)
Net Unrealized Appreciation(Depreciation)						$43,980	$(37,570)

BRL — Brazilian Real
COP — Colombina Peso
EUR — Euro Dollar
GBP — Pound Sterling
MYR — Malaysian Ringgit
NGN — Nigerian Naira
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2014(2)	Notional Amount(3)	Value at December 31, 2014(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/2019	Goldman Sachs International	1.46%	$130,000	$2,826	$4,540	(1,714)

Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/2019	Goldman Sachs International	4.78%	275,000	43,224	$59,342	(16,118)

Ukraine Government 6.75% due 11/14/2017	(5.000)	12/20/2019	Goldman Sachs International	2.64%	25,000	10,979	$8,581	2,398

						$57,029	$72,463	$(15,434)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	195,240	—	6,076	201,316
Other Industries	32,705,793	—	—	32,705,793
Preferred Securities	32,535			32,535
Preferred Securities/Capital Securities	—	1,510,554	—	1,510,554
Asset Backed Securities	—	14,429,764	—	14,429,764
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries	—	17,086,584	—	17,086,584
Foreign Corporate Bonds & Notes	—	3,582,380	—	3,582,380
Municipal Bond & Notes	—	1,029,755	—	1,029,755
U.S. Government Agencies	—	16,294,161	—	16,294,161
U.S. Government Treasuries	—	11,523,329	—	11,523,329
Foreign Government Obligations	—	2,170,983	—	2,170,983
Options - Purchased	1,977	—	—	1,977
Repurchase Agreements	—	10,490,000	—	10,490,000
Total Investments at Value	$32,935,545	$78,117,510	$6,077	$111,059,132

Other Financial Instruments:+
Open Futures Contracts	$127,852	$—	$—	$127,852
Open Forward Foreign Currency Contracts	—	43,980	—	43,980
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	2,398	—	2,398
Total Other Financial Instruments	$127,852	$46,378	$—	$174,230

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$21,667	$—	$—	$21,667
Open Forward Foreign Currency Contracts	—	37,570	—	37,570
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	17,832	—	17,832
Total Other Financial Instruments	$21,667	$55,402	$—	$77,069

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 16.4%
Agricultural Chemicals — 0.1%
Monsanto Co.	887	$105,970
Airlines — 0.2%
United Continental Holdings, Inc.†	2,117	141,606
Apparel Manufacturers — 0.1%
Carter’s, Inc.	903	78,841
Applications Software — 0.1%
NetSuite, Inc.†	249	27,184
salesforce.com, Inc.†	975	57,827
		85,011
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,469	141,244
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	851	61,885
Banks-Commercial — 0.1%
PacWest Bancorp	1,297	58,962
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,888	178,529
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	481	42,251
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	4,624	268,238
Time Warner Cable, Inc.	518	78,767
		347,005
Casino Hotels — 0.1%
Las Vegas Sands Corp.	1,212	70,490
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,032	108,622
Chemicals-Diversified — 0.3%
LyondellBasell Industries NV, Class A	1,241	98,523
PPG Industries, Inc.	530	122,509
		221,032
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	2,621	225,825
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,065	87,330
Computer Services — 0.2%
Amdocs, Ltd.	2,751	128,348
IHS, Inc., Class A†	566	64,456
		192,804
Computers — 1.0%
Apple, Inc.	7,790	859,860
Computers-Memory Devices — 0.1%
EMC Corp.	1,802	53,591
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	2,675	136,157
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	3,019	208,885
Estee Lauder Cos., Inc., Class A	1,148	87,477
		296,362
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	1,444	81,456
Colfax Corp.†	2,420	124,799
Danaher Corp.	1,071	91,796
Dover Corp.	1,251	89,722
		387,773
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	546	169,451
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	131	149,368
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	2,331	97,599
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	2,576	162,932
Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Ltd.†	2,257	56,944
Xilinx, Inc.	1,967	85,152
		142,096
Electronic Connectors — 0.2%
Amphenol Corp., Class A	3,094	166,488
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	5,968	113,213
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	2,568	79,839
Electronic Security Devices — 0.1%
Tyco International PLC	2,146	94,124
Enterprise Software/Service — 0.2%
Oracle Corp.	2,952	132,751
Tyler Technologies, Inc.†	324	35,459
		168,210
Finance-Credit Card — 0.4%
American Express Co.	936	87,085
Visa, Inc., Class A	884	231,785
		318,870
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	2,601	63,087
LPL Financial Holdings, Inc.	1,305	58,138
		121,225
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	235	51,533
Food-Confectionery — 0.2%
Hershey Co.	1,433	148,932
Food-Retail — 0.3%
Kroger Co.	2,444	156,929
Whole Foods Market, Inc.	1,211	61,059
		217,988
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,072	121,928
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	1,022	79,747
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,185	170,913
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	3,321	174,054
Insurance Brokers — 0.1%
Aon PLC	1,135	107,632

1

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	2,609	203,554
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	194	69,367
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	459	71,765
Medical Information Systems — 0.1%
athenahealth, Inc.†	703	102,427
Medical Instruments — 0.1%
Boston Scientific Corp.†	7,497	99,335
Medical Products — 0.1%
Zimmer Holdings, Inc.	1,049	118,978
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	1,617	257,572
Biogen Idec, Inc.†	787	267,147
Celgene Corp.†	2,080	232,669
NPS Pharmaceuticals, Inc.†	2,092	74,831
		832,219
Medical-Drugs — 0.8%
Bristol-Myers Squibb Co.	2,741	161,801
Endo International PLC†	1,941	139,985
Ironwood Pharmaceuticals, Inc.†	5,538	84,842
Jazz Pharmaceuticals PLC†	764	125,090
Johnson & Johnson	431	45,070
Mallinckrodt PLC†	1,254	124,183
		680,971
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	645	155,368
Rexnord Corp.†	4,402	124,180
		279,548
Multimedia — 0.5%
Twenty-First Century Fox, Inc., Class A	6,093	234,002
Walt Disney Co.	1,847	173,969
		407,971
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,318	108,735
Noble Energy, Inc.	1,909	90,544
		199,279
Oil Companies-Integrated — 0.1%
Phillips 66	1,352	96,938
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	1,944	96,228
Oil-Field Services — 0.1%
Core Laboratories NV	686	82,553
NOW, Inc.†	1,130	29,075
		111,628
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	1,091	92,375
Real Estate Investment Trusts — 0.4%
American Tower Corp.	2,448	241,985
Lexington Realty Trust	2,353	25,836
Outfront Media, Inc.	1,071	28,746
Simon Property Group, Inc.	350	63,738
		360,305
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	452	67,768
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	198	122,584
Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	3,668	252,358
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,246	101,238
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,389	109,481
Retail-Jewelry — 0.1%
Tiffany & Co.	711	75,977
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,005	76,058
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	2,099	143,949
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	555	70,951
Retail-Restaurants — 0.3%
Dunkin’ Brands Group, Inc.	1,114	47,512
Starbucks Corp.	2,115	173,536
		221,048
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.†	10,824	90,867
QUALCOMM, Inc.	2,560	190,285
		281,152
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	771	54,217
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	3,829	87,416
Television — 0.1%
CBS Corp., Class B	1,386	76,701
ION Media Networks, Inc.†(1)(2)(3)	4	2,431
		79,132
Therapeutics — 0.2%
Pharmacyclics, Inc.†	1,117	136,564
Tobacco — 0.2%
Altria Group, Inc.	2,502	123,274
Toys — 0.1%
Mattel, Inc.	2,550	78,910
Transactional Software — 0.1%
Solera Holdings, Inc.	1,402	71,754
Transport-Rail — 0.3%
Kansas City Southern	851	103,848
Union Pacific Corp.	1,439	171,428
		275,276
Web Portals/ISP — 0.6%
Google, Inc., Class C†	881	463,758

2

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,612	108,133
Total Common Stocks (cost $11,693,034)		13,561,178
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70% (cost $8,748)	350	7,714
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks-Commercial — 0.8%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	246,547
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	146,000
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	200,000	235,960
		628,507
Building Societies — 0.3%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	175,000	266,277
Diversified Banking Institutions — 0.6%
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	245,943
Societe Generale SA VRS 8.25% due 11/29/2018(4)	225,000	231,131
		477,074
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(4)	100,000	108,875
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 01/30/2015†(2)	8,000	1
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	45,000	51,517
Voya Financial, Inc. FRS 5.65% due 05/15/2053	25,000	24,750
		76,267
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	260,838
Total Preferred Securities/Capital Securities (cost $1,936,201)		1,817,839
ASSET BACKED SECURITIES — 18.4%
Diversified Financial Services — 18.4%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	6,977
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	31,753	31,834
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(5)	250,000	247,400
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(5)	250,000	248,400
ARES CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(5)	244,637	242,582
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	5,702	5,337
Atrium CDO Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(5)	250,000	242,800
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	162,500	163,884
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	95,000	98,913
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	139,961	152,569
BB-UBS Trust Series 2012-SHOW, Class A
3.43% due 11/05/2036*(6)	235,000	239,109
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	263,588	233,240
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	95,000	103,043
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	60,000	64,716
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	23,500	23,628
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	12,060

3

Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	243,900
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.53% due 07/20/2023*(5)	250,000	248,050
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	248,575
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.71% due 05/24/2026*(5)	250,000	247,800
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(5)	250,000	248,075
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	80,333
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	155,000	168,256
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.15% due 12/10/2049(6)	41,702	45,680
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	148,736	137,130
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(6)	80,071	82,330
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	165,000	174,696
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	151,589	165,117
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.05% due 12/10/2049(6)	125,813	135,217
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	159,052
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	50,000	52,382
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	100,000	104,153
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	165,000	174,807
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	75,000	80,335
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	60,000	64,486
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	95,000	102,538
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	60,109	66,021
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(6)	55,687	58,368
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	80,456
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(7)	137,976	129,528
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	18,188	18,452
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	117,509	110,369
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3
6.25% due 09/25/2036(7)	5,807	5,393
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	38,046	38,051
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	50,000	50,454
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	53,886	56,716
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	65,705	68,882
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(5)	250,000	246,950
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(5)	250,000	248,350
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	244,734	228,506
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	40,000	40,018

4

First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	139,581
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,103
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,968
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	49,917
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	10,980
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(5)	250,000	249,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	155,000	165,335
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	159,744
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	47,478
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	104,196
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	125,000	132,735
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	75,000	80,438
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	150,000	153,924
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	19,972	16,936
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.61% due 03/25/2047(7)	52,614	45,839
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(7)	100,694	93,399
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.71% due 04/25/2035(7)	80,188	77,864
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	195,000	195,246
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(7)	128,949	118,902
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	191,821	203,719
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	102,857
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	145,000	151,566
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4
4.17% due 12/15/2046(6)	115,250	125,723
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(6)	115,000	123,375
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	68,502
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	45,000	49,181
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	24,525	26,237
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.84% due 06/15/2038(6)	129,382	135,904
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	117,126	123,592
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(6)	60,000	66,156
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	247,975

5

Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(5)	250,000	248,025
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	247,625
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(5)	250,000	242,775
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	40,821	40,724
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.52% due 12/25/2034(7)	67,956	67,187
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.69% due 05/12/2039(6)	125,000	130,395
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	143,490	152,429
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	60,091	64,987
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.75% due 06/12/2050(6)	90,000	97,189
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	142,181
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,963
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	108,651
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	173,284	182,964
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	115,000	123,823
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	79,518	86,450
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.26% due 01/11/2043(6)	63,742	71,099
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	66,785	63,409
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(7)	324,775	295,140
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.63% due 08/04/2025*(5)	250,000	247,650
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	17,822	17,841
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	57,508	33,384
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.78% due 04/17/2026*(5)	250,000	249,075
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	3,602	3,667
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	100,000	100,320
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	35,000	35,013
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,192
Santander Drive Auto Receivables Trust Series 2014-1, Class C
2.36% due 04/15/2020	100,000	100,560
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	34,794	34,866
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	148,392	107,116
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.42% due 02/20/2047(7)	158,340	138,154
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	145,262	145,031
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	110,000	109,909
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(7)	100,000	102,024
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.25% due 04/25/2045(7)	154,012	154,689
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	85,000	86,419

6

Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,125
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	60,000	63,463
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	159,298	162,023
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	4,039	4,047
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	243,010	241,147
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	95,611	89,905
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	155,000	154,970
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.08% due 02/15/2044*(6)(8)	1,063,580	31,691
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	95,000	99,557
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	130,000	139,575
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	139,916
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	64,957
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	55,000	59,900
Total Asset Backed Securities (cost $14,997,884)		15,183,242
U.S. CORPORATE BONDS & NOTES — 21.1%
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 3.15% due 12/15/2024	50,000	50,150
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,938
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	135,980
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	60,000	61,800
Auction Houses/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	80,000	75,600
Auto-Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	15,000	14,948
General Motors Co. Senior Notes 5.20% due 04/01/2045	25,000	26,375
		41,323
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	70,000	74,025
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	130,000	137,150
Banks-Super Regional — 0.8%
Capital One Financial Corp.
Sub. Notes 6.15% due 09/01/2016	150,000	161,196
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	125,000	134,904
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	32,000	31,974
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	95,000	95,594
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	155,000	158,419
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	70,000	73,471
		655,558
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	87,000	87,140
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	63,450

7

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,540
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	100,000	100,262
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	120,000	120,294
		220,556
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	65,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,300
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	77,600
		147,900
Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	55,000	54,863
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	10,000	10,125
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	68,830
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	95,000	105,867
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	150,000	151,413
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,671
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	75,000	76,415
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	30,000	30,236
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,870
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	80,625
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	60,000	71,541
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	55,000	63,078
		766,534
Cellular Telecom — 0.3%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	25,000	28,435
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	46,500
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	15,000	15,562
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	35,000	36,400
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,225
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	91,575
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,394
		243,091
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	124,000	107,570
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,155
		111,725
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	35,000	34,125
Computers — 0.3%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	110,141
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	140,000	149,907
		260,048

8

Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	4,650
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	70,000	72,100
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,350
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,086
Diversified Banking Institutions — 3.8%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	19,000	19,148
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	65,000	66,217
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	45,000	49,994
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	165,398
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	125,000	126,461
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	75,000	74,832
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	200,000	221,301
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	51,722
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	155,000	193,140
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,262
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,586
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,386
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	69,528
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	42,305
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	70,413
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	19,000	18,836
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	65,000	66,114
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,087
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	25,000	24,733
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	35,000	35,826
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	59,767
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	95,000	105,384
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	209,323
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	139,855
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	200,000	236,151
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	172,287
Morgan Stanley Senior Notes 1.88% due 01/05/2018	200,000	199,268
Morgan Stanley Senior Notes 2.13% due 04/25/2018	75,000	75,043
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	16,000	16,199
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	77,000	77,460
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,086
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	70,000	74,345

9

Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,823
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	113,904
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,906
		3,129,090
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	19,000	19,196
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	152,000	192,335
		211,531
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	13,000	13,005
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Bonds 4.95% due 12/05/2044	105,000	108,466
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	6,000	6,240
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,977
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,074
AES Corp. Senior Notes 8.00% due 10/15/2017	8,000	8,980
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	68,550
		85,581
Electric-Integrated — 0.9%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	45,000	45,824
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	40,800
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	225,000	225,150
Edison International Senior Notes 3.75% due 09/15/2017	96,000	101,321
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	121,709
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	21,100
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	8,000	8,524
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	45,000	46,855
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	109,942
		721,225
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	145,000	152,250
Finance-Auto Loans — 0.4%
Ally Financial, Inc.
Senior Notes 3.75% due 11/18/2019	60,000	59,100
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,941
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	7,000	8,908
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	125,000	127,640
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	147,644
		354,233
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.50% due 01/15/2019	25,000	25,562
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,850
SLM Corp. Senior Notes 8.45% due 06/15/2018	120,000	133,800
		170,212
Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	175,000	176,459

10

Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,525
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,463
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	11,000	1
		12,990
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	128,437
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	5,000	5,313
		133,750
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	75,408
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,319
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	5,000	5,383
		92,110
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,300
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,250
		49,550
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	97,168
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	70,350
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,130
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,650
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,158
		19,938
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	50,845
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	30,191
		81,036
Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	35,000	38,164
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	115,000	182,212
		220,376
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes
8.88% due 06/01/2039*	80,000	129,080
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,152
		149,232
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.25% due 12/01/2019	225,000	225,246
Medical Instruments — 0.4%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	205,000	205,538
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	90,000	91,141
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	50,000	54,199
		350,878
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	21,000	20,966
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	22,543

11

Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	46,367
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	98,540
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	60,000	61,584
		229,034
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	115,338
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	23,434
Medical-HMO — 0.4%
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	75,000	74,927
UnitedHealth Group, Inc. Senior Notes 2.30% due 12/15/2019	125,000	125,516
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,166
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	100,000	112,375
		342,984
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	31,125
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	55,000	55,069
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,475
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,537
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	44,820
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	9,000	9,135
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	135,000	144,967
		301,128
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	139,605
McKesson Corp. Senior Notes 1.40% due 03/15/2018	85,000	83,949
		223,554
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	20,000	18,912
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	120,000	118,896
		137,808
Multimedia — 0.9%
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	153,227
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	342,271
Time Warner Entertainment Co. LP
Company Guar. Notes 8.38% due 03/15/2023	135,000	181,695
Time Warner, Inc. Notes 5.88% due 11/15/2016	65,000	70,457
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	6,000	6,672
		754,322
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	150,000	148,425
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	30,042
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	8,550
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	5,000	4,225
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	17,000	15,555
Hess Corp. Senior Notes 1.30% due 06/15/2017	65,000	64,041
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	4,000	2,980

12

SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	9,400
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,650
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,625
		149,068
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,925
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,900
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	34,475
		38,375
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	250,000	250,307
Pipelines — 1.2%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	126,000	139,860
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	50,000	48,383
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	191,940
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	60,000	60,992
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	24,801
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	65,000	65,030
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	13,000	13,525
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,813
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	20,000	19,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	15,000	15,600
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	175,000	173,784
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	45,506
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	15,000	14,888
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,010
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	25,000	24,937
Williams Partners LP Senior Notes 3.90% due 01/15/2025	105,000	100,913
Williams Partners LP Senior Notes 4.30% due 03/04/2024	95,000	94,825
		1,043,357
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	86,912
Real Estate Investment Trusts — 1.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	135,000	137,406
American Tower Corp. Senior Notes 3.45% due 09/15/2021	100,000	98,314
American Tower Corp. Senior Notes 5.00% due 02/15/2024	65,000	68,930
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	30,354
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	76,516
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,277

13

HCP, Inc. Senior Notes 6.00% due 01/30/2017	100,000	109,113
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	75,000	79,424
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	116,000	128,897
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	181,951
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	34,122
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	31,099
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	101,343
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,283
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	64,321
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	54,345
		1,242,695
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014 †(1)(2)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	60,643
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	30,000	29,325
Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	60,000	65,493
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,008	10,364
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,013	15,132
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	124,335	150,756
		176,252
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	75,000	79,688
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	44,000	48,833
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	9,000	9,718
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	6,042
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,437
		23,197
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	18,000	15,345
ADT Corp. Senior Notes 6.25% due 10/15/2021	165,000	169,537
		184,882
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	62,640
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	3,800
Steel-Producers — 0.3%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	110,000	110,175
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,187
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	15,000	15,375
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	20,000	20,300

14

United States Steel Corp. Senior Notes 7.38% due 04/01/2020	65,000	68,250
		224,287
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	90,000	91,706
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	128,000	126,537
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	95,000	94,428
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,801
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	76,000	78,069
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	87,000	90,006
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	104,902
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	102,000	125,642
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	196,000	251,105
		985,196
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000	10,282
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	43,000	54,602
		64,884
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,062
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	70,000	70,963
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,970
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,084
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	150,000	161,583
		242,600
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	65,000	64,675
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	25,000
		89,675
Total U.S. Corporate Bonds & Notes (cost $16,777,796)		17,431,824
FOREIGN CORPORATE BONDS & NOTES — 4.1%
Banks-Commercial — 1.4%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000	351,972
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	218,000
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	206,094
Credit Suisse Sub. Notes 5.40% due 01/14/2020	136,000	152,087
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	8,000	8,067
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	207,078
		1,143,298
Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	30,000	29,747
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	132,618
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	7,000	7,070
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	200,000	203,438
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	14,100

15

Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022		35,000	38,094
			425,067
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		51,000	42,457
E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 4.50% due 11/28/2034*		200,000	205,603
Electric-Integrated — 0.2%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*		200,000	201,000
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		3,000	3,165
Food-Baking — 0.2%
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*		200,000	201,200
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017		70,000	70,231
Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		45,000	43,369
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		6,000	5,355
Nexen, Inc. Senior Notes 7.50% due 07/30/2039		45,000	62,453
			111,177
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Notes 2.52% due 01/15/2020		55,000	55,064
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		75,000	72,231
Petrobras Global Finance BV Senior Notes 5.38% due 10/01/2029	GBP	150,000	185,863
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021		70,000	64,860
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		81,000	82,620
			460,638
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*		200,000	196,304
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022		2,000	2,135
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		100,000	147,716
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		30,000	41,063
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023		150,000	145,835
			186,898
Total Foreign Corporate Bonds & Notes (cost $3,382,459)			3,396,889
MUNICIPAL BONDS & NOTES — 1.3%
California State General Obligation Bonds 7.30% due 10/01/2039		5,000	7,365
Illinois State General Obligation Bonds 4.51% due 03/01/2015		75,000	75,522
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040		130,000	195,356
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		18,000	20,365
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058		25,000	12,420

16

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000	124,225
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	110,000	54,658
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	117,071
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	45,000	53,833
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	154,319
State of California General Obligation Bonds 7.63% due 03/01/2040	45,000	69,075
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	82,127
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	115,991
Total Municipal Bonds & Notes (cost $925,503)		1,082,327
U.S. GOVERNMENT AGENCIES — 19.6%
Federal Home Loan Mtg. Corp. — 2.4%
1.89% due 02/01/2037 FRS	3,554	3,740
2.50% due 01/01/2028	11,768	12,001
2.50% due 04/01/2028	24,885	25,363
3.00% due 08/01/2027	17,588	18,302
3.00% due 10/01/2042	28,611	28,998
3.00% due 11/01/2042	9,560	9,677
3.00% due 02/01/2043	45,532	46,077
3.00% due 08/01/2043	91,104	92,274
3.50% due 02/01/2042	14,750	15,360
3.50% due 03/01/2042	6,734	7,013
3.50% due 09/01/2043	45,365	47,342
3.50% due January 30 TBA	1,000,000	1,039,766
4.00% due 03/01/2023	15,665	16,590
4.00% due 10/01/2043	22,250	23,746
4.50% due 01/01/2039	2,697	2,922
5.00% due 12/01/2020	3,626	3,864
5.00% due 07/01/2021	16,237	17,451
5.00% due 05/01/2034	21,135	23,519
5.50% due 07/01/2034	11,052	12,442
5.50% due 07/01/2035	14,164	15,937
5.50% due 04/01/2037	6,941	7,760
5.50% due 05/01/2037	5,940	6,644
5.50% due 08/01/2037	28,825	32,401
6.00% due 09/01/2026	26,586	30,059
6.00% due 08/01/2036	6,429	7,261
6.50% due 05/01/2029	4,602	5,286
6.50% due 11/01/2034	4,379	4,975
6.50% due 05/01/2036	44	50
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(7)	2,204	2,216
Series 1577, Class PK
6.50% due 09/15/2023(7)	18,617	20,458
Series 1226, Class Z
7.75% due 03/15/2022(7)	1,324	1,417
Freddie Mac Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.73% due 03/25/2045*(6)	100,000	100,414
Series 2014-K503, Class B
3.01% due 10/25/2047*(6)	90,000	89,985
Series 2012-K706, Class B
4.03% due 11/25/2044*(6)	75,000	78,025
Series 2010-K8, Class B
5.24% due 09/25/2043*(6)	100,000	110,536
		1,959,871
Federal National Mtg. Assoc. — 12.0%
2.10% due 05/01/2037	6,942	7,371
2.50% due January 15 TBA	200,000	203,625
2.50% due 02/01/2043	188,668	184,466
2.50% due 03/01/2043	188,507	184,299
2.99% due 10/01/2040 FRS	7,809	8,336
3.00% due 01/01/2028	25,251	26,292
3.00% due January 15 TBA	700,000	727,590
3.00% due January 30 TBA	2,100,000	2,124,281
3.50% due 08/01/2026	3,055	3,231
3.50% due 10/01/2028	42,320	44,745
4.00% due 11/01/2040	99,415	106,254
4.00% due 11/01/2041	5,946	6,353
4.00% due 10/01/2043	119,500	127,688
4.00% due 11/01/2043	19,266	20,586
4.00% due 12/01/2043	57,015	61,494
4.00% due January 30 TBA	1,300,000	1,387,430
4.50% due 01/01/2039	5,640	6,131
4.50% due 06/01/2039	67,212	73,428
4.50% due 05/01/2041	16,164	17,562
4.50% due January 30 TBA	1,500,000	1,628,203
4.87% due 11/01/2015	319,354	323,671
5.00% due 03/01/2018	8,020	8,450
5.00% due 06/01/2019	2,838	3,040
5.00% due 07/01/2040	53,572	59,270
5.50% due 06/01/2020	106,000	115,065
5.50% due 07/01/2020	17,616	18,619
5.50% due 03/01/2021	40,804	44,439
5.50% due 04/01/2021	42,863	45,816
5.50% due 06/01/2021	75,945	80,295
5.50% due 10/01/2021	65,557	70,373
5.50% due 12/01/2021	83,616	88,408
5.50% due 06/01/2022	113,911	123,471
5.50% due 12/01/2029	3,086	3,455
5.50% due 05/01/2034	7,486	8,430
5.50% due 06/01/2036	395,871	446,497
5.50% due 08/01/2037	18,150	20,326

17

5.50% due 06/01/2038	1,703		1,913
5.50% due January 30 TBA		400,000	447,438
6.00% due 06/01/2017		2,611	2,715
6.00% due 06/01/2026		31,059	35,203
6.00% due 03/01/2027		35,532	40,274
6.00% due 12/01/2033		3,762	4,299
6.00% due 05/01/2034		15,587	17,818
6.00% due 08/01/2034		1,292	1,476
6.00% due 06/01/2040		10,166	11,534
6.00% due January 30 TBA		800,000	907,219
6.50% due 08/01/2016		1,556	1,604
6.50% due 11/01/2035		12,367	14,084
6.50% due 10/01/2037		4,185	4,765
7.00% due 06/01/2037		34,178	37,874
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)		12,965	12,987
			9,950,193
Government National Mtg. Assoc. — 5.2%
4.00% due 10/15/2040		32,283	34,671
4.00% due 11/15/2040		512,094	550,482
4.00% due 02/15/2041		27,618	29,665
4.00% due 07/15/2041		456,374	490,052
4.00% due 09/15/2041		27,931	29,993
4.00% due 10/15/2041		20,347	21,849
4.00% due 11/15/2041		379,913	407,949
4.50% due 06/15/2041		708,582	776,249
5.00% due 01/15/2033		4,049	4,492
5.00% due 12/15/2038		167,923	185,210
5.00% due 04/15/2039		213,229	235,807
5.00% due 01/15/2040		75,691	84,236
5.00% due 04/15/2041		191,814	212,855
5.00% due January 30 TBA		700,000	770,916
5.50% due 04/15/2036		90,805	101,872
6.00% due 02/15/2033		50,187	56,797
6.50% due 07/15/2028		142,174	162,235
6.50% due 08/15/2028		8,379	9,769
6.50% due 09/15/2028		19,213	22,096
6.50% due 11/15/2028		22,254	25,393
7.00% due 01/15/2033		10,227	12,149
7.00% due 05/15/2033		14,372	16,899
7.00% due 11/15/2033		6,696	7,960
8.00% due 02/15/2030		2,131	2,446
8.50% due 11/15/2017		418	443
9.00% due 11/15/2021		264	306
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(7)		541	611
Series 2005-74, Class HB
7.50% due 09/16/2035(7)		4,906	5,595
Series 2005-74, Class HC
7.50% due 09/16/2035(7)		2,974	3,429
			4,262,426
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		12,000	12,112
Total U.S. Government Agencies (cost $15,929,996)			16,184,602
U.S. GOVERNMENT TREASURIES — 14.3%
United States Treasury Bonds — 2.4%
3.00% due 11/15/2044		375,000	394,102
3.13% due 08/15/2044		475,000	511,367
4.38% due 02/15/2038		700,000	915,961
6.63% due 02/15/2027(14)		105,000	153,136
8.13% due 08/15/2019		8,000	10,345
			1,984,911
United States Treasury Notes — 11.9%
0.07% due 01/31/2016 FRS		58,000	57,984
0.25% due 07/31/2015		1,750,000	1,751,230
0.63% due 08/15/2016		885,000	886,452
0.75% due 12/31/2017		2,000	1,979
0.88% due 02/28/2017		60,000	60,145
0.88% due 08/15/2017		1,500,000	1,496,367
1.38% due 11/30/2015		398,000	401,980
2.00% due 01/31/2016(14)		1,720,000	1,750,637
2.38% due 08/15/2024		66,000	67,222
United States Treasury Notes
0.13% due 04/15/2019 TIPS(9)		1,596,058	1,578,476
0.13% due 07/15/2024 TIPS(9)		1,845,055	1,776,875
			9,829,347
Total U.S. Government Treasuries (cost $11,626,913)			11,814,258
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Banks-Export/Import — 0.3%
Export-Import Bank of China Senior Notes 3.63% due 07/31/2024		200,000	201,951
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		17,000	17,193
Sovereign — 2.2%
Colombian TES Senior Notes 6.00% due 04/28/2028	COP	227,800,000	83,173
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	5,000,000	111,746
Federative Republic of Brazil Letras Financeiras do Tesouro FRS Bills zero coupon due 09/01/2020	BRL	68,000	167,234
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	13,011
Government of Romania Senior Notes 4.38% due 08/22/2023		100,000	105,125

18

Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	2,710,079	109,819
Government of Uruguay Senior Notes 4.38% due 12/15/2028	UYU	679,251	27,838
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019	250,000		248,750
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043	200,000		164,500
Republic of Kazakhstan Senior Bonds 4.88% due 10/14/2044*	200,000		183,000
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	775,000	66,662
Republic of Venezuela Bonds 7.00% due 03/31/2038	100,000		40,900
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,600,000	45,630
United Mexican States Bonds 4.00% due 06/13/2019	MXN	1,526,299	112,893
United Mexican States Senior Notes 4.00% due 10/02/2023	76,000		78,850
United Mexican States Bonds 4.00% due 11/08/2046	MXN	1,404,026	108,637
United Mexican States Senior Notes 4.75% due 03/08/2044	133,000		138,652
			1,806,420
Total Foreign Government Obligations (cost $2,179,545)			2,025,564
OPTIONS - PURCHASED†(2)(10) — 0.0%
Call Options-Purchased	BRL	380,000	396
Call Options-Purchased	INR	8,000,000	110
Call Options-Purchased	MXN	1,677,219	0
Call Options-Purchased	RUB	6,000,000	629
Put Options-Purchased	PEN	200,000	945
Total Options - Purchased (cost $10,351)			2,080
Total Long-Term Investment Securities (cost $79,468,430)			82,507,517

REPURCHASE AGREEMENTS — 10.7%
Bank of America Securities LLC Joint Repurchase Agreement(11)	1,560,000		1,560,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	2,010,000		2,010,000
BNP Paribas SA Joint Repurchase Agreement(11)	2,000,000		2,000,000
Deutsche Bank AG Joint Repurchase Agreement(11)	1,235,000		1,235,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(11)	2,000,000		2,000,000
Total Repurchase Agreements (cost $8,805,000)			8,805,000
TOTAL INVESTMENTS (cost $88,273,430)(13)	110.6%		91,312,517
Liabilities in excess of other assets	(10.6)		(8,786,984)
NET ASSETS	100.0%		$82,525,533

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $11,620,402 representing 14.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)                                 Illiquid security. At December 31, 2014, the aggregate value of these securities was $3,897 representing 0.0% of net assets.

(3)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Multi-Managed Income Portfolio held the following restricted securities:

						Value as
	Acquistion		Acquistion		Value	a % of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$—	$2,431	$608	0.00%

(4)                                 Perpetual maturity - maturity date reflects the next call date.

(5)                                 Collateralized Loan Obligation

(6)                                 Commercial Mortgage Backed Security

(7)                                 Collateralized Mortgage Obligation

(8)                                 Interest Only

19

(9)	Principal amount of security is adjusted for inflation.
(10)	Options-Purchased

Options-Purchased
	Expiration	Strike	Notional		Premiums	Value at	Unrealized Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2014	(Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	380,000	$2,816	$396	$(2,420)
Call option to buy Indian Rupees in exchange for U.S. dollars with Goldman Sachs International.	January 2015	62.55	INR	8,000,000	2,053	110	(1,943)
Call option to buy Mexican Pesos in exchange for U.S. dollars with Goldman Sachs International.	January 2015	13.61	MXN	1,677,219	2,588	0	(2,588)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	6,000,000	2,170	629	(1,541)
Put option to sell Peruvian Nuevos Soles in exchange for U.S. dollars with Goldman Sachs International.	March 2015	3.01	PEN	200,000	724	945	221
					$10,351	$2,080	$(8,271)

(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
BRL	— Brazilian Real
COP	— Colombian Peso
DOP	— Dominican Peso
GBP	— Pound Sterling
INR	— Indian Rupee
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
1	Short	Euro-Bund Futures	March 2015	$185,226	$188,611	$(3,385)
1	Long	Long Gilt	March 2015	181,290	186,300	5,009
4	Short	U.S. Treasury 2YR Notes	March 2015	874,500	874,375	125
79	Long	U.S. Treasury 5YR Notes	March 2015	9,393,251	9,395,445	2,194
17	Short	U.S. Treasury 10YR Notes	March 2014	2,149,752	2,155,547	(5,795)
17	Short	U.S. Long Bonds	March 2015	2,395,406	2,457,562	(62,156)
14	Long	U.S. Ultra Bonds	March 2015	2,208,930	2,312,625	103,695
						$39,687

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	COP	453,900,000	USD	192,770	01/15/2015	$1,816	$—
	GBP	105,000	USD	165,562	02/06/2015	1,950	—
	USD	94,515	MYR	330,000	02/13/2015	—	(597)
	USD	103,167	TRY	245,000	03/31/2015	—	(241)
						3,766	(838)
Barclays Bank PLC	MYR	690,000	USD	205,266	02/13/2015	8,891	—
	TRY	245,000	USD	105,007	03/31/2015	2,082	—
	ZAR	700,000	USD	60,729	01/15/2015	312	—
						11,285	—
BNP Paribas SA	USD	110,797	RON	400,000	03/16/2015	—	(3,000)
	USD	98,567	NGN	17,890,000	10/08/2015	—	(19,668)
						—	(22,668)
Citibank N.A.	EUR	50,000	USD	64,673	09/18/2015	3,990	—
	GBP	174,000	USD	272,548	01/16/2015	1,375	—
	USD	60,605	ZAR	700,000	01/15/2015	—	(188)
	USD	60,466	RSD	6,000,000	09/18/2015	—	(4,287)
						5,365	(4,475)
JPMorgan Chase Bank	EUR	617,000	USD	766,237	01/16/2015	19,548	—
	NGN	17,828,000	USD	89,140	01/15/2015	—	(6,180)
	RUB	1,700,000	USD	32,335	01/15/2015	4,305	—
						23,853	(6,180)
Royal Bank of Canada	USD	12,289	EUR	10,000	01/16/2015	—	(187)

UBS AG	BRL	485,000	USD	179,375	01/15/2015	—	(2,587)
	USD	97,558	BRL	265,000	01/15/2015	1,864	—
	USD	194,974	COP	453,900,000	01/15/2015	—	(4,021)
						1,864	(6,608)
Net Unrealized Appreciation(Depreciation)						$46,133	$(40,956)

COP — Colombina Peso

EUR — Euro Dollar

GBP — Pound Sterling

MYR — Malaysian Ringgit

NGN — Nigerian Naira

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2014(2)	Notional Amount (3)	Value at December 31, 2014(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/2019	Goldman Sachs International	1.46%	$130,000	$2,826	$4,540	$(1,714)

Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/2019	Goldman Sachs International	4.78	275,000	43,224	59,342	(16,118)

Ukraine Government 6.75% due 11/14/2017	(5.000)	12/20/2019	Goldman Sachs International	2.64	25,000	10,979	8,581	2,398

						$57,029	$72,463	$(15,434)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	76,701	—	2,431	79,132
Other Industries	13,482,046	—	—	13,482,046
Preferred Securities	7,714	—	—	7,714
Preferred Securities/Capital Securities	—	1,817,839	—	1,817,839
Asset Backed Securities	—	15,183,242	—	15,183,242
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries	—	17,431,824	—	17,431,824
Foreign Corporate Bonds & Notes	—	3,396,889	—	3,396,889
Municipal Bond & Notes	—	1,082,327	—	1,082,327
U.S. Government Agencies	—	16,184,602	—	16,184,602
U.S. Government Treasuries	—	11,814,258	—	11,814,258
Foreign Government Obligations	—	2,025,564	—	2,025,564
Options - Purchased	2,080	—	—	2,080
Repurchase Agreements	—	8,805,000	—	8,805,000
Total Investments at Value	$13,568,541	$77,741,545	$2,431	$91,312,517

Other Financial Instruments:+
Open Futures Contracts	$111,023	$—	$—	$111,023
Open Forward Foreign Currency Contracts	—	46,133	—	46,133
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	2,398	—	2,398
Total Other Financial Instruments	$111,023	$48,531	$—	$159,554

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$71,336	$—	$—	$71,336
Open Forward Foreign Currency Contracts	—	40,956	—	40,956
Over the Counter Credit Default Swaps on Corporate and Sovereign Issues-Buy Protection	—	17,832	—	17,832
Total Other Financial Instruments	$71,336	$58,788	$—	$130,124

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio Of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 80.7%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	6,900	$534,543
WPP PLC(1)	1,946	40,372
		574,915
Advertising Services — 0.0%
Vertis, Inc. †(6)(10)	99	0
Aerospace/Defense — 1.7%
BAE Systems PLC(1)	14,241	103,960
Embraer SA ADR	1,935	71,324
Northrop Grumman Corp.	6,700	987,513
Raytheon Co.	13,000	1,406,210
		2,569,007
Aerospace/Defense-Equipment — 0.1%
Airbus Group NV(1)	865	42,962
Alliant Techsystems, Inc.	192	22,320
Astronics Corp.†	572	31,637
AviChina Industry & Technology Co., Ltd., Class H(1)	24,000	14,674
IHI Corp.(1)	4,000	20,309
		131,902
Agricultural Chemicals — 0.1%
Monsanto Co.	210	25,089
Syngenta AG(1)	248	79,633
		104,722
Agricultural Operations — 0.4%
Andersons, Inc.	713	37,889
Bunge, Ltd.	6,000	545,460
Chaoda Modern Agriculture Holdings, Ltd.†(10)	10,000	645
Limoneira Co.	568	14,188
		598,182
Airlines — 1.2%
Air Arabia PJSC(1)	137,800	55,667
ANA Holdings, Inc.(1)	47,000	115,685
Delta Air Lines, Inc.	1,500	73,785
Hawaiian Holdings, Inc.†	3,009	78,385
International Consolidated Airlines Group SA†(1)	1,429	10,679
Japan Airlines Co., Ltd.(1)	400	11,684
JetBlue Airways Corp.†	5,308	84,185
SkyWest, Inc.	1,529	20,305
Southwest Airlines Co.	28,700	1,214,584
Spirit Airlines, Inc.†	745	56,307
Turk Hava Yollari†(1)	13,176	54,069
		1,775,335
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	4,100	457,642
VF Corp.	1,900	142,310
		599,952
Applications Software — 0.2%
Constant Contact, Inc.†	628	23,048
Microsoft Corp.	4,872	226,304
PTC, Inc.†	920	33,718
Verint Systems, Inc.†	593	34,560
		317,630
Athletic Footwear — 0.0%
adidas AG(1)	626	43,631
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,580	54,747
Audio/Video Products — 0.2%
Harman International Industries, Inc.	500	53,355
Panasonic Corp.(1)	11,800	138,634
Skyworth Digital Holdings, Ltd.(1)	154,000	83,402
TiVo, Inc.†	6,299	74,580
		349,971
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG(1)	785	85,254
Daimler AG(1)	407	33,956
Fuji Heavy Industries, Ltd.(1)	4,000	140,860
General Motors Co.	6,800	237,388
Nissan Motor Co., Ltd.(1)	2,100	18,292
Renault SA(1)	893	65,256
Suzuki Motor Corp.(1)	4,500	135,275
Toyota Motor Corp.(1)	4,100	255,678
UMW Holdings Bhd†(1)	12,200	38,310
		1,010,269
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	4,478	55,348
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	5,700	193,230
Dana Holding Corp.	1,756	38,175
Delphi Automotive PLC	980	71,266
Denso Corp.(1)	1,300	60,587
Lear Corp.	3,300	323,664
Miller Industries, Inc.	1,109	23,056
Tenneco, Inc.†	447	25,305
Tower International, Inc.†	1,873	47,855
Toyota Industries Corp.(1)	500	25,549
Valeo SA(1)	515	64,147
Visteon Corp.†	327	34,943
		907,777
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,435	30,752
Remy International, Inc.	911	19,058
Standard Motor Products, Inc.	1,610	61,373
		111,183
Banks-Commercial — 2.2%
Abu Dhabi Commercial Bank PJSC(1)	34,332	64,385
Access National Corp.	865	14,644
Australia & New Zealand Banking Group, Ltd.(1)	2,732	71,067
Banco Bilbao Vizcaya Argentaria SA(1)	7,625	71,763
Banco Bradesco SA ADR	4,621	61,783
Banco Santander SA†(1)	12,183	101,872
Bank of China, Ltd., Class H(1)	146,000	81,744
Bank of Ireland†(1)	109,569	40,853
Bank of Queensland, Ltd.(1)	1,857	18,351
Bank of Yokohama, Ltd.(1)	13,000	70,557
Bankia SA†(1)	43,228	64,086
Cardinal Financial Corp.	1,776	35,218
China Construction Bank Corp., Class H(1)	130,000	105,472
Citizens & Northern Corp.	1,126	23,274

1

Commercial International Bank Egypt SAE GDR(1)	12,006	79,168
Commonwealth Bank of Australia(1)	3,398	235,992
Compartamos SAB de CV	26,440	53,135
Credicorp, Ltd.	715	114,529
Customers Bancorp, Inc.†	2,272	44,213
DBS Group Holdings, Ltd.(1)	6,000	92,655
DNB ASA(1)	826	12,179
Dubai Islamic Bank PJSC(1)	74,883	137,649
East West Bancorp, Inc.	609	23,574
Erste Group Bank AG(1)	201	4,608
Farmers Capital Bank Corp.†	788	18,353
Financial Institutions, Inc.	1,159	29,149
First Community Bancshares, Inc.	1,105	18,199
First NBC Bank Holding Co.†	1,217	42,838
FirstMerit Corp.	1,368	25,842
Grupo Financiero Banorte SAB de CV, Class O	10,918	60,326
Hang Seng Bank, Ltd.(1)	5,200	86,463
Hanmi Financial Corp.	2,304	50,250
Heartland Financial USA, Inc.	777	21,057
Industrial & Commercial Bank of China, Ltd., Class H(1)	134,000	97,343
ING Groep NV CVA†(1)	4,866	63,003
Itau Unibanco Holding SA ADR	11,385	148,119
Joyo Bank, Ltd.(1)	13,000	64,511
King S Town Bank†(1)	66,000	68,166
MainSource Financial Group, Inc.	1,705	35,669
Metro Bank PLC(10)(17)	736	15,271
Mizuho Financial Group, Inc.(1)	5,100	8,570
National Australia Bank, Ltd.(1)	2,865	78,063
OFG Bancorp	1,060	17,649
PacWest Bancorp	959	43,596
Peoples Bancorp, Inc.	1,078	27,953
Philippine National Bank†(1)	30,057	53,660
Popular, Inc.†	910	30,986
Republic Bancorp, Inc., Class A	702	17,353
Resona Holdings, Inc.(1)	25,000	126,178
Skandinaviska Enskilda Banken AB, Class A(1)	7,193	90,988
Sumitomo Mitsui Financial Group, Inc.(1)	3,000	108,398
Swedbank AB, Class A(1)	3,468	86,294
Turkiye Garanti Bankasi AS(1)	14,322	57,387
Turkiye Is Bankasi, Class C(1)	16,119	46,238
United Community Banks, Inc.	1,129	21,383
United Overseas Bank, Ltd.(1)	1,000	18,488
Westpac Banking Corp.(1)	3,134	84,254
		3,384,768
Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	18,200	738,374
State Street Corp.	17,800	1,397,300
		2,135,674
Banks-Regional — 0.0%
TSB Banking Group PLC†*(1)	4,611	19,933
Banks-Super Regional — 1.6%
KeyCorp.	36,300	504,570
PNC Financial Services Group, Inc.	16,200	1,477,926
Wells Fargo & Co.	9,856	540,306
		2,522,802
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	1,400	179,984
EnerSys	1,302	80,359
		260,343
Beverages-Non-alcoholic — 1.0%
Britvic PLC(1)	889	9,264
Dr Pepper Snapple Group, Inc.	11,800	845,824
Monster Beverage Corp.†	5,900	639,265
		1,494,353
Beverages-Wine/Spirits — 0.1%
Diageo PLC(1)	2,448	70,211
Bicycle Manufacturing — 0.1%
Shimano, Inc.(1)	1,000	129,350
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	1,711	192,545
Heineken Holding NV(1)	1,253	78,541
SABMiller PLC†(1)	1,197	61,948
		333,034
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	9,600	330,720
Scripps Networks Interactive, Inc., Class A	3,300	248,391
Starz, Class A†	3,800	112,860
		691,971
Building & Construction Products-Misc. — 0.1%
Caesarstone Sdot-Yam, Ltd.	380	22,732
China Singyes Solar Technologies Holdings, Ltd.(1)	30,000	41,606
Cie de St-Gobain(1)	169	7,115
Geberit AG(1)	247	83,939
Trex Co., Inc.†	742	31,594
		186,986
Building & Construction-Misc. — 0.1%
Boskalis Westminster NV(1)	1,415	77,360
Pembangunan Perumahan Persero Tbk PT(1)	147,500	42,118
		119,478
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.(1)	200	12,899
Building Products-Cement — 0.0%
Continental Building Products, Inc.†	2,844	50,424
CRH PLC(1)	244	5,871
		56,295
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	4,780	46,031
Building-Heavy Construction — 0.5%
China Railway Group, Ltd., Class H(1)	70,000	57,380

2

Hyundai Engineering & Construction Co., Ltd.†(1)	1,207	45,698
Mota-Engil Africa NV†	1,554	13,460
Mota-Engil SGPS SA†(1)	17,963	57,054
SBA Communications Corp., Class A†	5,300	587,028
Vinci SA(1)	299	16,362
		776,982
Building-Maintenance & Services — 0.0%
Babcock International Group PLC(1)	4,135	67,653
Building-Residential/Commercial — 0.2%
NVR, Inc.†	200	255,066
Cable/Satellite TV — 0.0%
Liberty Global PLC, Class A†	148	7,431
Liberty Global PLC, Class C†	620	29,952
Numericable Group SA†(1)	507	25,000
		62,383
Casino Hotels — 0.1%
Century Casinos, Inc.†	1,255	6,338
Melco Crown Entertainment, Ltd. ADR	400	10,160
MGM China Holdings, Ltd.(1)	26,000	65,544
SJM Holdings, Ltd.(1)	26,000	40,917
		122,959
Cellular Telecom — 0.2%
China Mobile, Ltd.(1)	15,000	176,604
NTT DOCOMO, Inc.(1)	5,100	74,654
Vodafone Group PLC(1)	21,931	75,146
		326,404
Chemicals-Diversified — 0.9%
Aceto Corp.	778	16,883
BASF SE†(1)	1,082	91,466
Croda International PLC(1)	361	14,875
Innophos Holdings, Inc.	632	36,940
Innospec, Inc.	846	36,124
LyondellBasell Industries NV, Class A	14,500	1,151,155
Symrise AG(1)	412	24,985
		1,372,428
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG(1)	162	65,772
Chemicals-Specialty — 0.1%
Cabot Corp.	526	23,071
Kraton Performance Polymers, Inc.†	818	17,006
Minerals Technologies, Inc.	345	23,960
OM Group, Inc.	1,722	51,316
Tronox, Ltd., Class A	1,073	25,623
Zep, Inc.	1,747	26,467
		167,443
Circuit Boards — 0.0%
Silergy Corp.†(1)	1,198	9,801
Coatings/Paint — 0.7%
Nippon Paint Holdings Co., Ltd.(1)	3,000	87,076
Sherwin-Williams Co.	3,600	946,944
		1,034,020
Commercial Services — 0.1%
Live Nation Entertainment, Inc.†	2,635	68,800
Performant Financial Corp.†	4,877	32,432
PHH Corp.†	915	21,923
Providence Service Corp.†	805	29,334
Weight Watchers International, Inc.†	1,044	25,933
		178,422
Commercial Services-Finance — 0.2%
Experian PLC(1)	5,194	87,611
Global Cash Access Holdings, Inc.†	6,443	46,067
Green Dot Corp., Class A†	938	19,220
Heartland Payment Systems, Inc.	903	48,717
Net 1 UEPS Technologies, Inc.†	3,567	40,664
		242,279
Communications Software — 0.0%
SolarWinds, Inc.†	1,258	62,686
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	660	23,113
Computer Services — 1.0%
Amdocs, Ltd.	7,500	349,913
CACI International, Inc., Class A†	718	61,877
Computer Sciences Corp.	11,000	693,550
Engility Holdings, Inc.†	1,558	66,682
Leidos Holdings, Inc.	5,700	248,064
LivePerson, Inc.†	987	13,917
Luxoft Holding, Inc.†	1,248	48,060
Manhattan Associates, Inc.†	682	27,771
MAXIMUS, Inc.	408	22,375
		1,532,209
Computer Software — 0.0%
AVG Technologies NV†	964	19,030
SS&C Technologies Holdings, Inc.	615	35,971
		55,001
Computers — 2.1%
Apple, Inc.	29,222	3,225,524
Computers-Integrated Systems — 0.1%
Cray, Inc.†	768	26,481
Fujitsu, Ltd.(1)	12,000	63,923
MTS Systems Corp.	274	20,558
NetScout Systems, Inc.†	508	18,562
NTT Data Corp.(1)	1,100	41,120
		170,644
Computers-Memory Devices — 1.7%
EMC Corp.	17,600	523,424
NetApp, Inc.	19,400	804,130
Nimble Storage, Inc.†	721	19,827
Quantum Corp.†	13,295	23,399
Spansion, Inc., Class A†	2,921	99,957
Western Digital Corp.	10,000	1,107,000
		2,577,737
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	558	23,029
Synaptics, Inc.†	985	67,807
		90,836

3

Consulting Services — 0.1%
Bureau Veritas SA(1)	2,494	55,072
Corporate Executive Board Co.	304	22,049
		77,121
Consumer Products-Misc. — 1.0%
Kimberly-Clark Corp.	12,700	1,467,358
Containers-Metal/Glass — 0.7%
Ball Corp.	5,800	395,386
Crown Holdings, Inc.†	14,000	712,600
		1,107,986
Containers-Paper/Plastic — 0.1%
Amcor, Ltd.(1)	6,556	72,145
KapStone Paper and Packaging Corp.	1,961	57,477
		129,622
Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	877	8,235
Colgate-Palmolive Co.	3,800	262,922
Coty, Inc., Class A	3,951	81,628
Kao Corp.(1)	2,600	102,569
L’Oreal SA(1)	473	79,410
Unilever NV CVA(1)	1,902	74,716
		609,480
Data Processing/Management — 0.2%
Acxiom Corp.†	705	14,290
Amber Road, Inc.†	429	4,385
Dun & Bradstreet Corp.	2,900	350,784
		369,459
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	2,360	32,120
Diagnostic Kits — 0.1%
Alere, Inc.†	2,063	78,394
OraSure Technologies, Inc.†	3,934	39,891
Trinity Biotech PLC ADR	678	11,872
		130,157
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,200	533,184
ICU Medical, Inc.†	939	76,904
		610,088
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,310	36,418
Core-Mark Holding Co., Inc.	657	40,688
MWI Veterinary Supply, Inc.†	250	42,478
Wolseley PLC(1)	613	34,897
		154,481
Diversified Banking Institutions — 3.8%
Barclays PLC(1)	11,236	42,242
BNP Paribas SA(1)	1,293	75,982
Credit Agricole SA(1)	8,408	108,091
Credit Suisse Group AG(1)	1,808	45,324
Deutsche Bank AG(1)	2,128	64,320
Goldman Sachs Group, Inc.	9,200	1,783,236
HSBC Holdings PLC(1)	22,957	216,955
JPMorgan Chase & Co.	36,289	2,270,966
Lloyds Banking Group PLC†(1)	157,787	186,325
Mitsubishi UFJ Financial Group, Inc.(1)	16,800	92,083
Morgan Stanley	20,600	799,280
Natixis SA(1)	4,631	30,453
UBS Group AG†	6,784	116,615
UniCredit SpA(1)	9,382	59,796
		5,891,668
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.†(1)	182,624	117,992
Virgin Money Holdings UK PLC†	2,602	11,680
		129,672
Diversified Manufacturing Operations — 1.3%
AZZ, Inc.	507	23,789
Chase Corp.	923	33,219
Illinois Tool Works, Inc.	12,900	1,221,630
Ingersoll-Rand PLC	4,800	304,272
LSB Industries, Inc.†	1,894	59,547
Siemens AG(1)	1,845	209,242
Standex International Corp.	493	38,089
Toshiba Corp.(1)	13,000	55,047
		1,944,835
Diversified Minerals — 0.2%
BHP Billiton PLC(1)	2,805	59,999
BHP Billiton, Ltd.(1)	3,933	93,324
Sumitomo Metal Mining Co., Ltd.(1)	5,000	74,609
US Silica Holdings, Inc.	827	21,246
		249,178
Diversified Operations — 0.1%
Haci Omer Sabanci Holding AS(1)	11,783	51,189
Harbinger Group, Inc.†	4,722	66,864
Wendel SA(1)	632	70,632
		188,685
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC(1)	3,066	83,579
John Keells Holdings PLC(1)	23,638	45,011
		128,590
Drug Delivery Systems — 0.0%
Nektar Therapeutics†	1,677	25,994
E-Commerce/Products — 1.1%
Alibaba Group Holding, Ltd. ADR†	774	80,450
eBay, Inc.†	28,400	1,593,808
Shutterfly, Inc.†	223	9,298
		1,683,556
E-Commerce/Services — 0.3%
Borderfree, Inc.†	1,392	12,472
ChannelAdvisor Corp.†	1,077	23,242
Ctrip.com International, Ltd. ADR†	1,189	54,099
Expedia, Inc.	3,250	277,420
Liberty Ventures, Series A†	3,100	116,932
		484,165
E-Marketing/Info — 0.0%
Rocket Fuel, Inc.†	1,273	20,521
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,433	26,697

4

Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,250	381,567
Brother Industries, Ltd.(1)	5,100	92,528
GrafTech International, Ltd.†	9,747	49,320
		523,415
Electric-Generation — 0.1%
China Power New Energy Development Co., Ltd.†(1)	820,000	52,232
China Resources Power Holdings Co., Ltd.(1)	38,000	97,811
China WindPower Group, Ltd.†(1)	860,000	46,038
		196,081
Electric-Integrated — 1.9%
Alliant Energy Corp.	1,000	66,420
Edison International	13,500	883,980
Enel SpA†(1)	18,905	84,529
Entergy Corp.	16,200	1,417,176
Korea Electric Power Corp.†(1)	1,089	41,940
OGE Energy Corp.	8,200	290,936
Origin Energy, Ltd.(1)	1,671	15,769
Tenaga Nasional Bhd(1)	16,600	65,419
		2,866,169
Electric-Transmission — 0.1%
Red Electrica Corp. SA(1)	1,812	159,070
Electronic Components-Misc. — 0.2%
Hoya Corp.(1)	4,000	133,924
Murata Manufacturing Co., Ltd.(1)	200	21,847
Phison Electronics Corp.†(1)	8,000	55,200
Sparton Corp.†	1,018	28,850
Stoneridge, Inc.†	2,468	31,738
		271,559
Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.	5,200	523,068
Broadcom Corp., Class A	23,600	1,022,588
Cavium, Inc.†	304	18,793
CEVA, Inc.†	1,150	20,861
Fairchild Semiconductor International, Inc.†	1,100	18,568
Freescale Semiconductor, Ltd.†	1,318	33,253
Inotera Memories, Inc.†(1)	30,000	47,381
Integrated Silicon Solution, Inc.	3,448	57,133
Mellanox Technologies, Ltd.†	432	18,459
Microsemi Corp.†	693	19,667
QLogic Corp.†	4,105	54,679
Rovi Corp.†	1,407	31,784
Samsung Electronics Co., Ltd.(1)	292	350,999
Semtech Corp.†	689	18,996
Silicon Image, Inc.†	6,720	37,095
SK Hynix, Inc.†(1)	3,613	155,573
Sumco Corp.†(1)	800	11,504
		2,440,401
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	4,444	97,412
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	200	8,188
Electronic Security Devices — 0.0%
Tyco International PLC	466	20,439
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	6,800	858,228
Safran SA(1)	2,038	125,437
		983,665
Energy-Alternate Sources — 0.1%
Sao Martinho SA†(1)	5,228	70,573
Engineering/R&D Services — 0.1%
ABB, Ltd.(1)	4,284	90,614
Drake & Scull International PJSC†(1)	102,172	24,606
Gaztransport Et Technigaz SA(1)	194	11,457
		126,677
Enterprise Software/Service — 1.4%
MobileIron, Inc.†	1,991	19,830
Oracle Corp.	43,050	1,935,958
Proofpoint, Inc.†	466	22,475
PROS Holdings, Inc.†	714	19,621
SAP SE(1)	592	41,858
SYNNEX Corp.	892	69,719
Tyler Technologies, Inc.†	299	32,723
Ultimate Software Group, Inc.†	262	38,465
		2,180,649
Entertainment Software — 0.4%
Activision Blizzard, Inc.	24,500	493,675
Electronic Arts, Inc.†	1,400	65,821
		559,496
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	413	21,926
Female Health Care Products — 0.0%
Asaleo Care, Ltd.†(1)	6,215	8,361
Filtration/Separation Products — 0.0%
Polypore International, Inc.†	256	12,045
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	216	29,465
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,233	54,745
Nelnet, Inc., Class A	1,256	58,191
Ocwen Financial Corp.†	1,583	23,903
PRA Group, Inc.†	1,175	68,068
Regional Management Corp.†	1,230	19,446
		224,353
Finance-Credit Card — 0.1%
Visa, Inc., Class A	800	209,760
Finance-Investment Banker/Broker — 0.1%
Gain Capital Holdings, Inc.	2,941	26,528
KCG Holdings, Inc., Class A†	4,148	48,324
		74,852
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.†(1)	16,100	76,081

5

Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	605	16,099
Federal Agricultural Mtg. Corp., Class C	786	23,847
Home Loan Servicing Solutions, Ltd.	1,896	37,010
		76,956
Finance-Other Services — 0.0%
Plus500, Ltd.†(1)	1,050	9,684
Food-Catering — 0.1%
Compass Group PLC(1)	7,651	130,406
Food-Confectionery — 0.0%
Barry Callebaut AG(1)	19	19,459
Ulker Biskuvi Sanayi AS†(1)	4,500	35,614
		55,073
Food-Meat Products — 0.0%
WH Group, Ltd.†*(1)	20,955	11,935
Food-Misc./Diversified — 1.5%
Associated British Foods PLC(1)	889	43,193
Boulder Brands, Inc.†	553	6,116
Cal-Maine Foods, Inc.	640	24,979
Calbee, Inc.(1)	2,900	100,110
Gruma S.A.B. de CV	4,967	53,115
Kerry Group PLC, Class A(1)	671	46,296
Mondelez International, Inc., Class A	43,100	1,565,608
Nestle SA(1)	4,998	366,361
Pinnacle Foods, Inc.	1,091	38,512
Unilever PLC(1)	1,533	62,272
		2,306,562
Food-Retail — 0.2%
Carrefour SA(1)	2,456	74,619
Distribuidora Internacional de Alimentacion SA(1)	7,444	50,053
Koninklijke Ahold NV(1)	6,006	106,763
Seven & I Holdings Co., Ltd.(1)	200	7,214
WM Morrison Supermarkets PLC(1)	935	2,661
Woolworths, Ltd.(1)	1,533	38,195
		279,505
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	925	24,180
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,656	150,762
Iconix Brand Group, Inc.†	1,507	50,922
Steven Madden, Ltd.†	536	17,061
		218,745
Gas-Distribution — 0.4%
Centrica PLC(1)	19,882	85,571
Tokyo Gas Co., Ltd.(1)	27,000	145,697
UGI Corp.	10,550	400,689
		631,957
Home Furnishings — 0.2%
Leggett & Platt, Inc.	5,300	225,833
Select Comfort Corp.†	1,883	50,897
		276,730
Hotels/Motels — 1.1%
Dalata Hotel Group, Ltd.†(1)	2,666	9,493
Hilton Worldwide Holdings, Inc.†	25,900	675,731
Homeinns Hotel Group ADR†	2,036	61,120
Marcus Corp.	2,080	38,501
Marriott International, Inc., Class A	5,800	452,574
Wyndham Worldwide Corp.	5,200	445,952
		1,683,371
Human Resources — 0.4%
Kforce, Inc.	1,931	46,595
Korn/Ferry International†	1,042	29,968
Manpowergroup, Inc.	5,700	388,569
On Assignment, Inc.†	1,631	54,133
Recruit Holdings Co., Ltd.†(1)	400	11,324
TrueBlue, Inc.†	2,652	59,007
		589,596
Import/Export — 0.0%
ITOCHU Corp.(1)	600	6,415
Marubeni Corp.(1)	4,000	23,977
Mitsubishi Corp.(1)	2,100	38,514
		68,906
Industrial Automated/Robotic — 0.1%
FANUC Corp.(1)	800	132,031
Hollysys Automation Technologies, Ltd.†	2,408	58,827
		190,858
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	600	181,476
Instruments-Scientific — 0.0%
FEI Co.	329	29,725
Insurance Brokers — 0.7%
Aon PLC	10,900	1,033,647
Insurance-Life/Health — 0.4%
AIA Group, Ltd.(1)	34,800	190,959
American Equity Investment Life Holding Co.	2,117	61,795
Cathay Financial Holding Co., Ltd.†(1)	22,557	33,188
Challenger, Ltd.†(1)	9,958	52,459
CNO Financial Group, Inc.	2,199	37,867
Prudential PLC(1)	6,246	143,734
Samsung Life Insurance Co., Ltd.(1)	404	42,670
St James’s Place PLC(1)	918	11,537
Symetra Financial Corp.	1,896	43,703
		617,912
Insurance-Multi-line — 0.6%
ACE, Ltd.	111	12,752
Ageas(1)	2,451	86,922
Allianz SE(1)	881	146,381
Assicurazioni Generali SpA(1)	5,384	110,024
AXA SA(1)	3,894	89,938
CNP Assurances(1)	6,519	115,438
Genworth Financial, Inc., Class A†	4,169	35,436
XL Group PLC	11,100	381,507
		978,398
Insurance-Property/Casualty — 0.2%
Admiral Group PLC(1)	662	13,557

6

AmTrust Financial Services, Inc.	1,175	66,094
Employers Holdings, Inc.	2,374	55,813
HCI Group, Inc.	1,161	50,201
Insurance Australia Group, Ltd.†(1)	20,515	104,009
Intact Financial Corp.	150	10,826
United Insurance Holdings Corp.	1,903	41,771
		342,271
Insurance-Reinsurance — 0.9%
Aspen Insurance Holdings, Ltd.	1,500	65,655
Axis Capital Holdings, Ltd.	4,400	224,796
Everest Re Group, Ltd.	1,900	323,570
Maiden Holdings, Ltd.	1,903	24,339
Muenchener Rueckversicherungs AG(1)	315	63,108
PartnerRe, Ltd.	3,300	376,629
Reinsurance Group of America, Inc.	2,800	245,336
SCOR SE(1)	340	10,289
		1,333,722
Internet Application Software — 0.1%
Intralinks Holdings, Inc.†	2,929	34,855
Tencent Holdings, Ltd.(1)	12,100	173,615
		208,470
Internet Connectivity Services — 0.0%
Com Hem Holding AB†(1)	3,706	29,758
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	769	13,711
Internet Security — 0.4%
Symantec Corp.	25,800	661,899
Internet Telephone — 0.0%
magicJack VocalTec, Ltd.†	3,929	31,903
Investment Companies — 0.1%
Exor SpA(1)	1,345	54,872
Hercules Technology Growth Capital, Inc.	1,827	27,186
Solar Capital, Ltd.	1,544	27,808
		109,866
Investment Management/Advisor Services — 0.0%
Altisource Portfolio Solutions SA†	195	6,589
Ashford, Inc.†	39	3,666
WisdomTree Investments, Inc.	1,188	18,622
		28,877
Lighting Products & Systems — 0.1%
Lextar Electronics Corp†(1)	67,000	65,078
OSRAM Licht AG†(1)	1,264	49,805
		114,883
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	599	42,439
Machine Tools & Related Products — 0.1%
THK Co., Ltd.†(1)	3,100	74,845
Machinery-Construction & Mining — 0.6%
Atlas Copco AB, Class A(1)	4,540	126,381
Caterpillar, Inc.	6,100	558,333
Hyster-Yale Materials Handling, Inc.	352	25,766
Joy Global, Inc.	4,200	195,384
		905,864
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	755	28,335
Hitachi, Ltd.(1)	1,000	7,317
Mitsubishi Electric Corp.(1)	11,000	130,967
		166,619
Machinery-General Industrial — 0.8%
Altra Industrial Motion Corp.	1,728	49,058
IDEX Corp.	3,500	272,440
Kadant, Inc.	955	40,769
Middleby Corp.†	558	55,298
Roper Industries, Inc.	4,900	766,115
		1,183,680
Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.(1)	1,500	16,794
Marine Services — 0.0%
Ezion Holdings, Ltd.(1)	63,680	53,987
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	206	12,515
Medical Instruments — 0.7%
AtriCure, Inc.†	1,018	20,319
CHC Healthcare Group(1)	19,000	39,812
CONMED Corp.	844	37,946
DexCom, Inc.†	471	25,929
Edwards Lifesciences Corp.†	4,400	560,472
Intuitive Surgical, Inc.†	600	317,364
Spectranetics Corp.†	1,090	37,692
		1,039,534
Medical Products — 0.2%
Accuray, Inc.†	2,327	17,569
Coloplast A/S, Class B(1)	1,815	152,763
Globus Medical, Inc., Class A†	1,020	24,245
Greatbatch, Inc.†	1,280	63,104
Hill-Rom Holdings, Inc.	1,130	51,551
Sientra, Inc.†	505	8,479
West Pharmaceutical Services, Inc.	1,116	59,416
		377,127
Medical Sterilization Products — 0.0%
STERIS Corp.	534	34,630
Medical-Biomedical/Gene — 1.6%
AMAG Pharmaceuticals, Inc.†	2,815	119,975
ARIAD Pharmaceuticals, Inc.†	10,081	69,256
Cambrex Corp.†	3,746	80,989
Celgene Corp.†	10,679	1,194,553
Charles River Laboratories International, Inc.†	2,300	146,372
China Biologic Products, Inc.†	1,136	76,373
Dynavax Technologies Corp.†	2,532	42,690
Gilead Sciences, Inc.†	4,878	459,800
Inovio Pharmaceuticals, Inc.†	615	5,646
Isis Pharmaceuticals, Inc.†	700	43,218
Medicines Co.†	813	22,496
Merrimack Pharmaceuticals, Inc.†	2,520	28,476
NPS Pharmaceuticals, Inc.†	830	29,689

7

Prothena Corp. PLC†	1,890	39,236
Puma Biotechnology, Inc.†	100	18,927
Repligen Corp.†	1,154	22,849
		2,400,545
Medical-Drugs — 5.3%
ACADIA Pharmaceuticals, Inc.†	862	27,368
Actelion, Ltd.(1)	1,156	132,994
Alkermes PLC†	345	20,203
Allergan, Inc.	79	16,795
Array BioPharma, Inc.†	2,384	11,276
Astellas Pharma, Inc.(1)	10,800	150,310
AstraZeneca PLC(1)	2,966	208,645
Bayer AG(1)	1,748	238,968
BioSpecifics Technologies Corp.†	460	17,765
Cardiome Pharma Corp.†	4,172	38,591
China Pioneer Pharma Holding, Inc.(1)	97,000	75,255
Conatus Pharmaceuticals, Inc.†	348	2,436
Enanta Pharmaceuticals, Inc.†	333	16,933
GlaxoSmithKline PLC(1)	6,928	148,225
Grifols SA ADR	484	16,451
Hisamitsu Pharmaceutical Co., Inc.(1)	1,100	34,533
Indivior PLC†	863	2,010
Insys Therapeutics, Inc.†	1,364	57,506
Jazz Pharmaceuticals PLC†	1,257	205,809
Johnson & Johnson	15,387	1,609,019
Merck & Co., Inc.	32,676	1,855,670
Merck KGaA(1)	628	59,576
Novartis AG(1)	1,856	170,692
Novo Nordisk A/S, Class B(1)	2,529	107,006
Otsuka Holdings Co., Ltd.(1)	2,400	71,981
Pfizer, Inc.	67,823	2,112,686
POZEN, Inc.†	3,456	27,648
Prestige Brands Holdings, Inc.†	1,273	44,199
Receptos, Inc.†	317	38,836
Roche Holding AG(1)	771	208,972
Sanofi(1)	1,934	176,257
Shionogi & Co., Ltd.(1)	400	10,362
Shire PLC(1)	1,378	97,498
Sucampo Pharmaceuticals, Inc., Class A†	1,661	23,719
Takeda Pharmaceutical Co., Ltd.(1)	600	24,897
TESARO, Inc.†	468	17,405
Trevena, Inc.†	1,354	8,097
UCB SA(1)	211	16,013
XenoPort, Inc.†	4,512	39,570
		8,142,176
Medical-Generic Drugs — 0.1%
Actavis PLC†	135	34,750
Impax Laboratories, Inc.†	1,689	53,508
		88,258
Medical-HMO — 0.7%
Anthem, Inc.	7,600	955,092
Centene Corp.†	240	24,924
Health Net, Inc.†	2,686	143,782
Triple-S Management Corp., Class B†	597	14,274
		1,138,072
Medical-Hospitals — 0.1%
Mediclinic International, Ltd.†(1)	9,332	80,665
Netcare, Ltd.†(1)	22,963	75,054
Select Medical Holdings Corp.	3,528	50,803
		206,522
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,412	25,670
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,011	29,673
Amsurg Corp.†	793	43,401
Chemed Corp.	854	90,242
		163,316
Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	8,600	694,278
McKesson Corp.	5,600	1,162,448
Suzuken Co., Ltd.†(1)	900	24,873
		1,881,599
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B(1)	650	34,351
Catcher Technology Co., Ltd.†(1)	6,000	46,181
LB Foster Co., Class A	664	32,250
NN, Inc.	2,284	46,959
Sung Kwang Bend Co., Ltd.†(1)	1,954	24,376
		184,117
Metal-Copper — 0.0%
Antofagasta PLC(1)	4,473	51,933
Metal-Diversified — 0.1%
Glencore PLC(1)	14,607	67,232
Rio Tinto PLC(1)	1,432	65,976
		133,208
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	1,595	3,515
Motion Pictures & Services — 0.1%
Eros International PLC†	1,871	39,590
Lions Gate Entertainment Corp.	2,405	77,008
		116,598
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	7,700	507,507
Yamaha Motor Co., Ltd.(1)	1,100	22,123
		529,630
MRI/Medical Diagnostic Imaging — 0.0%
Surgical Care Affiliates, Inc.†	1,163	39,135
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	552	24,122
Multimedia — 1.3%
Demand Media, Inc.†	315	1,928
Entravision Communications Corp., Class A	12,032	77,967
Naspers, Ltd., Class N(1)	750	96,561
Quebecor, Inc., Class B	800	21,994
Time Warner, Inc.	11,900	1,016,498

8

Viacom, Inc., Class B	9,800	737,450
		1,952,398
Networking Products — 0.0%
Anixter International, Inc.†	518	45,822
Extreme Networks, Inc.†	4,112	14,516
		60,338
Non-Hazardous Waste Disposal — 0.0%
China Water Affairs Group, Ltd.(1)	20,000	9,135
Office Automation & Equipment — 0.5%
Canon, Inc.(1)	2,600	82,581
Pitney Bowes, Inc.	1,401	34,142
Xerox Corp.	48,400	670,824
		787,547
Oil Companies-Exploration & Production — 0.4%
BG Group PLC(1)	5,238	69,722
Callon Petroleum Co.†	6,969	37,981
Encana Corp.	1,633	22,728
EP Energy Corp.†	2,528	26,392
Genel Energy Plc†(1)	8,747	93,628
Gran Tierra Energy, Inc.†	11,315	43,563
Gulfport Energy Corp.†	367	15,319
Lone Pine Resources Canada, Ltd.†(10)	1,247	642
Lone Pine Resources, Inc., Class A†(10)	1,247	62
Northern Oil and Gas, Inc.†	8,194	46,296
Rosetta Resources, Inc.†	374	8,344
SM Energy Co.	642	24,768
Stone Energy Corp.†	1,055	17,809
Triangle Petroleum Corp.†	4,678	22,361
Unit Corp.†	528	18,005
VAALCO Energy, Inc.†	3,020	13,771
W&T Offshore, Inc.	1,039	7,626
Whiting Petroleum Corp.†	979	32,307
Woodside Petroleum, Ltd.(1)	2,032	63,171
		564,495
Oil Companies-Integrated — 1.9%
BP PLC(1)	26,394	167,595
Eni SpA(1)	4,494	78,489
Exxon Mobil Corp.	9,693	896,118
Phillips 66	16,500	1,183,050
Royal Dutch Shell PLC, Class A Euronext(1)	1,599	53,482
Royal Dutch Shell PLC, Class A BATS(1)	4,286	142,066
Royal Dutch Shell PLC, Class B(1)	3,905	134,152
Statoil ASA(1)	5,278	92,494
Suncor Energy, Inc.	651	20,677
Total SA(1)	2,810	144,881
		2,913,004
Oil Refining & Marketing — 1.3%
Delek US Holdings, Inc.	1,977	53,933
Marathon Petroleum Corp.	10,300	929,678
Valero Energy Corp.	22,100	1,093,950
		2,077,561
Oil-Field Services — 1.9%
Amec Foster Wheeler PLC(1)	5,055	66,160
Baker Hughes, Inc.	7,400	414,918
Halliburton Co.	11,500	452,295
Matrix Service Co.†	2,354	52,541
Oil States International, Inc.†	2,000	97,800
Schlumberger, Ltd.	17,100	1,460,511
Superior Energy Services, Inc.	19,100	384,865
		2,929,090
Optical Supplies — 0.0%
STAAR Surgical Co.†	2,906	26,474
Paper & Related Products — 0.1%
Domtar Corp.	460	18,501
UPM-Kymmene Oyj(1)	4,857	79,755
		98,256
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	747	34,407
Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.(1)	2,400	72,429
Konica Minolta, Inc.(1)	2,200	23,731
		96,160
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,218	46,844
Platinum — 0.0%
Stillwater Mining Co.†	3,428	50,529
Poultry — 0.0%
Sanderson Farms, Inc.	419	35,206
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,141	50,741
Generac Holdings, Inc.†	676	31,610
		82,351
Printing-Commercial — 0.1%
Deluxe Corp.	1,627	101,281
Ennis, Inc.	1,359	18,305
		119,586
Private Equity — 0.0%
Eurazeo SA(1)	309	21,584
KKR & Co. LP	900	20,889
		42,473
Racetracks — 0.0%
Penn National Gaming, Inc.†	938	12,879
Real Estate Investment Trusts — 1.9%
AG Mtg. Investment Trust, Inc.	534	9,916
Agree Realty Corp.	919	28,572
American Capital Agency Corp.	14,500	316,535
Apollo Commercial Real Estate Finance, Inc.	1,320	21,595
ARMOUR Residential REIT, Inc.	2,848	10,481
Ashford Hospitality Trust, Inc.	3,349	35,097
CBL & Associates Properties, Inc.	1,189	23,090
CYS Investments, Inc.	1,681	14,658
Dexus Property Group(1)	12,739	72,036
Education Realty Trust, Inc.	1,660	60,739
EPR Properties	498	28,700
Equity LifeStyle Properties, Inc.	1,300	67,015
First Industrial Realty Trust, Inc.	1,079	22,184

9

Geo Group, Inc.	380	15,337
GPT Group(1)	22,775	80,463
Hammerson PLC(1)	6,045	56,500
Hibernia REIT PLC(1)	37,422	49,004
Invesco Mtg. Capital, Inc.	874	13,512
Investors Real Estate Trust	2,427	19,829
Lexington Realty Trust	4,588	50,376
LTC Properties, Inc.	1,305	56,337
MFA Financial, Inc.	2,861	22,859
National Health Investors, Inc.	693	48,482
New Residential Investment Corp.	5,036	64,310
Omega Healthcare Investors, Inc.	594	23,208
One Liberty Properties, Inc.	1,178	27,883
Outfront Media, Inc.	5,383	144,480
PS Business Parks, Inc.	702	55,837
Public Storage	4,200	776,370
Ramco-Gershenson Properties Trust	1,348	25,262
Scentre Group†(1)	7,556	21,486
Select Income REIT	866	21,139
Shopping Centres Australasia Property Group(1)	2,812	4,244
Sovran Self Storage, Inc.	239	20,846
Starwood Property Trust, Inc.	671	15,594
Summit Hotel Properties, Inc.	2,995	37,258
Taubman Centers, Inc.	900	68,778
Two Harbors Investment Corp.	32,600	326,652
Universal Health Realty Income Trust	311	14,965
Vornado Realty Trust	1,200	141,252
Westfield Corp.(1)	5,611	41,023
		2,953,904
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	17,300	592,525
Chailease Holding Co., Ltd.(1)	31,500	78,110
Foxtons Group PLC†(1)	3,280	8,108
Jones Lang LaSalle, Inc.	1,800	269,874
Kennedy-Wilson Holdings, Inc.	452	11,436
Mitsubishi Estate Co., Ltd.(1)	1,000	21,164
RE/MAX Holdings, Inc., Class A	1,450	49,663
Regus PLC(1)	12,364	39,823
		1,070,703
Real Estate Operations & Development — 0.4%
Alexander & Baldwin, Inc.	503	19,748
Bumi Serpong Damai Tbk PT(1)	238,500	34,454
Capital Senior Living Corp.†	3,101	77,246
CSI Properties, Ltd.(1)	290,000	11,515
Emaar Properties pjsc(1)	23,954	45,958
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	50,084	59,117
Hongkong Land Holdings, Ltd.(1)	1,000	6,731
Kawasan Industri Jababeka PT†(1)	2,816,100	66,634
Sumitomo Realty & Development Co., Ltd.(1)	1,000	34,065
Supalai PCL†	68,900	50,471
Surya Semesta Internusa Tbk PT(1)	251,800	21,541
Tokyo Tatemono Co., Ltd.(1)	13,000	94,674
Wheelock & Co., Ltd.(1)	21,000	97,505
		619,659
Recreational Vehicles — 0.0%
Brunswick Corp.	1,131	57,975
Research & Development — 0.0%
WuXi PharmaTech Cayman, Inc. ADR†	1,969	66,296
Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	567	42,264
SeaWorld Entertainment, Inc.	2,361	42,262
Vail Resorts, Inc.	221	20,140
		104,666
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	1,246	45,454
Brown Shoe Co., Inc.	699	22,473
Children’s Place, Inc.	783	44,631
DSW, Inc., Class A	741	27,639
Gap, Inc.	7,200	303,192
Lululemon Athletica, Inc.†	439	24,492
Next PLC(1)	1,595	168,234
		636,115
Retail-Automobile — 0.1%
China ZhengTong Auto Service Holdings, Ltd.(1)	105,500	46,138
Dogus Otomotiv Servis ve Ticaret AS†(1)	6,283	32,031
Sonic Automotive, Inc., Class A	1,498	40,506
		118,675
Retail-Bookstores — 0.0%
WH Smith PLC†(1)	818	17,067
Retail-Building Products — 2.0%
Home Depot, Inc.	18,700	1,962,939
Kingfisher PLC(1)	1,574	8,294
Lowe’s Cos., Inc.	15,400	1,059,520
Lumber Liquidators Holdings, Inc.†	684	45,356
		3,076,109
Retail-Discount — 0.0%
HSN, Inc.	192	14,592
Retail-Drug Store — 1.3%
CVS Health Corp.	21,200	2,041,772
Retail-Hypermarkets — 0.0%
Lenta, Ltd. GDR†*(12)	680	4,597
Retail-Jewelry — 0.1%
Cie Financiere Richemont SA(1)	696	61,650
Swatch Group AG(1)	125	55,504
		117,154
Retail-Major Department Stores — 0.0%
PT Mitra Adiperkasa Tbk(1)	19,600	7,969
Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	552	30,730
Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	529	66,220
Macy’s, Inc.	8,400	552,300
		618,520

10

Retail-Restaurants — 0.2%
Bloomin’ Brands, Inc.†	1,228	30,405
Buffalo Wild Wings, Inc.†	282	50,867
Jack in the Box, Inc.	337	26,947
Krispy Kreme Doughnuts, Inc.†	966	19,069
Minor International PCL	31,900	31,512
Papa John’s International, Inc.	673	37,554
Popeyes Louisiana Kitchen, Inc.†	764	42,990
Sonic Corp.	1,536	41,825
		281,169
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†(1)	1,886	20,684
Retail-Toy Stores — 0.0%
JUMBO SA(1)	3,082	31,425
Retail-Vision Service Center — 0.0%
Luxottica Group SpA(1)	687	37,612
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	1,681	78,940
Rubber-Tires — 0.2%
Continental AG(1)	758	160,963
Cooper Tire & Rubber Co.	2,113	73,216
		234,179
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	1,417	74,393
Iridium Communications, Inc.†	2,551	24,872
		99,265
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	601	46,764
Flushing Financial Corp.	1,124	22,783
Heritage Financial Group, Inc.	1,059	27,428
Meta Financial Group, Inc.	624	21,865
Pacific Premier Bancorp, Inc.†	1,063	18,422
		137,262
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	418	19,650
Estacio Participacoes SA†(1)	7,102	62,851
Grand Canyon Education, Inc.†	458	21,370
ITT Educational Services, Inc.†	701	6,737
New Oriental Education & Technology Group ADR†	969	19,777
		130,385
Schools-Day Care — 0.0%
Affinity Education Group, Ltd.†(1)	7,976	7,938
G8 Education, Ltd.(1)	5,925	20,036
		27,974
Security Services — 0.2%
ADT Corp.	5,900	213,757
Securitas AB, Class B(1)	6,308	76,429
		290,186
Seismic Data Collection — 0.0%
ION Geophysical Corp.†	12,707	34,944
Semiconductor Components-Integrated Circuits — 0.5%
Advanced Semiconductor Engineering, Inc.†(1)	64,000	76,085
Cirrus Logic, Inc.†	789	18,597
Cypress Semiconductor Corp.	1,193	17,036
Marvell Technology Group, Ltd.	27,600	400,200
Power Integrations, Inc.	460	23,800
Powertech Technology, Inc.†(1)	36,000	61,549
Taiwan Semiconductor Manufacturing Co., Ltd.†(1)	47,039	207,570
		804,837
Semiconductor Equipment — 0.1%
ASML Holding NV(1)	1,102	118,065
Ultra Clean Holdings, Inc.†	4,216	39,124
Xcerra Corp.†	6,185	56,655
		213,844
Soap & Cleaning Preparation — 0.0%
Reckitt Benckiser Group PLC(1)	863	69,619
Special Purpose Entity — 0.1%
Legal & General Group PLC(1)	23,405	89,894
Steel-Producers — 0.1%
ArcelorMittal(1)	5,442	58,944
ThyssenKrupp AG†(1)	4,714	121,246
		180,190
Steel-Specialty — 0.1%
Hitachi Metals, Ltd.(1)	6,000	102,178
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.†(1)	4,000	21,485
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,103	63,300
Telecom Services — 0.2%
Inteliquent, Inc.	1,493	29,308
NeuStar, Inc., Class A†	1,062	29,524
Spark New Zealand, Ltd.(1)	4,435	10,746
Spok Holdings, Inc.	1,309	22,724
Tele2 AB, Class B(1)	2,947	35,677
Telekomunikasi Indonesia Persero Tbk PT(1)	184,000	42,229
Telenor ASA(1)	3,371	67,971
Vivendi SA(1)	354	8,830
		247,009
Telecommunication Equipment — 0.0%
Alcatel-Lucent†(1)	9,039	32,090
ARRIS Group, Inc.†	327	9,872
Plantronics, Inc.	241	12,778
ShoreTel, Inc.†	1,674	12,304
		67,044
Telephone-Integrated — 1.2%
BT Group PLC(1)	19,249	119,489
CenturyLink, Inc.	23,700	938,046
Deutsche Telekom AG(1)	6,024	96,554
Frontier Communications Corp.	5,871	39,160
IDT Corp., Class B	1,018	20,676
Nippon Telegraph & Telephone Corp.(1)	100	5,146

11

Orange SA(1)	5,458	92,820
SoftBank Corp.(1)	2,300	136,878
Telecom Italia SpA RSP(1)	39,608	33,106
Telefonica SA(1)	5,176	74,037
Telstra Corp., Ltd.(1)	22,831	110,872
Verizon Communications, Inc.	3,682	172,244
		1,839,028
Television — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA†(1)	1,329	18,692
ITV PLC(1)	35,093	116,908
Mediaset SpA†(1)	2,314	9,531
Sinclair Broadcast Group, Inc., Class A	1,357	37,128
		182,259
Theaters — 0.1%
Carmike Cinemas, Inc.†	1,117	29,343
National CineMedia, Inc.	5,656	81,277
		110,620
Therapeutics — 0.0%
Threshold Pharmaceuticals, Inc.†	2,742	8,720
Tobacco — 0.5%
British American Tobacco PLC(1)	1,825	99,159
Imperial Tobacco Group PLC(1)	2,118	92,754
Japan Tobacco, Inc.(1)	2,200	60,408
Philip Morris International, Inc.	6,680	544,086
		796,407
Transactional Software — 0.0%
InnerWorkings, Inc.†	4,223	32,897
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	966	51,903
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	4,236	59,389
Scorpio Tankers, Inc.	5,560	48,316
		107,705
Transport-Rail — 0.5%
Union Pacific Corp.	7,000	833,910
Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.(1)	41,000	80,269
Deutsche Post AG(1)	4,095	133,983
Matson, Inc.	437	15,085
Universal Truckload Services, Inc.	134	3,820
XPO Logistics, Inc.†	498	20,358
		253,515
Transport-Truck — 0.1%
Quality Distribution, Inc.†	5,714	60,797
Swift Transportation Co.†	3,898	111,600
		172,397
Travel Services — 0.0%
Thomas Cook Group PLC†(1)	14,823	29,184
TUI AG†	2,335	37,514
		66,698
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	707	15,243
USANA Health Sciences, Inc.†	231	23,698
		38,941
Water — 0.1%
United Utilities Group PLC(1)	6,649	94,222
Veolia Environnement SA(1)	1,716	30,474
		124,696
Water Treatment Systems — 0.1%
Coway Co., Ltd.†(1)	661	50,292
Ozner Water International Holding, Ltd.†*(1)	16,000	6,137
Sound Global, Ltd.†(1)	90,000	104,627
		161,056
Web Hosting/Design — 0.0%
NIC, Inc.	919	16,533
Web.com Group, Inc.†	1,827	34,695
		51,228
Web Portals/ISP — 1.3%
AOL, Inc.†	1,341	61,914
Baidu, Inc. ADR†	359	81,841
Google, Inc., Class A†	3,321	1,762,322
Google, Inc., Class C†	24	12,634
NAVER Corp.†(1)	53	34,239
United Internet AG(1)	1,694	76,819
		2,029,769
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	586	10,653
CalAmp Corp.†	1,831	33,507
RF Micro Devices, Inc.†	6,104	101,265
Ruckus Wireless, Inc.†	1,537	18,475
Ubiquiti Networks, Inc.	315	9,337
		173,237
Total Common Stocks (cost $105,001,685)		124,811,210
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	175	10,733
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Series P Escrow Security 7.25%†(6)	26	0
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75%	995	23,452
Total Convertible Preferred Securities (cost $51,402)		34,185

12

PREFERRED SECURITIES — 0.2%
Banks-Commercial — 0.0%
HSBC USA, Inc. FRS Series F 3.50%	1,960	44,296
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	437	11,314
Diversified Banking Institutions — 0.1%
Citigroup, Inc. Series K 6.88%	6,874	182,711
GMAC Capital Trust I FRS Series 2 8.13%	580	15,300
		198,011
Electronic Measurement Instruments — 0.0%
Sartorius AG(1)	125	15,256
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G 7.00%*(6)	33	32,987
Oil Companies-Integrated — 0.0%
Petroleo Brasileiro SA ADR	3,724	28,228
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA(1)	455	49,220
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	20,944
Total Preferred Securities (cost $423,950)		400,256
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.24% due 06/01/2077	$105,000	87,150
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(2)	15,000	15,267
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(2)	9,000	8,336
Diversified Banking Institutions — 0.1%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)	5,000	5,089
Citigroup, Inc. FRS 5.90% due 02/15/2023(2)	24,000	23,400
JP Morgan Chase Capital XXIII FRS 1.23% due 05/15/2077	138,000	111,780
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(2)	30,000	32,025
		172,294
Diversified Financial Services — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	96,935
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS 6.97% due 06/01/2067	40,000	41,074
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	50,000	50,263
		91,337
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	36,630
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	55,000	33,825
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	57,242
MetLife, Inc. 6.40% due 12/15/2066	45,000	50,175
		141,242
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	10,250
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS 6.35% due 05/15/2067	60,000	58,200
Total Preferred Securities/Capital Securities (cost $680,850)		717,641
ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.02% due 11/10/2042*(3)(4)	1,596,536	16
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.47% due 11/10/2041*(3)(4)(6)	133,889	732
Banc of America Commercial Mtg. Trust VRS Series 2005-5, Class B 5.24% due 10/10/2045(3)	100,000	102,264
Banc of America Commercial Mtg. Trust Series 2006-5, Class A3 5.39% due 09/10/2047(3)	18,000	18,115
Banc Of America Commercial Mtg., Inc. Series 2005-4, Class A5A 4.93% due 07/10/2045(3)	20,000	20,189
Commercial Mortgage Pass Through Certificates VRS Series 2014-UBS6, Class XA 1.09% due 12/10/2047(3)(4)	449,000	32,137
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.52% due 12/10/2046*(3)(4)(6)	2,212,771	20,481

13

Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.21% due 05/10/2047(3)(4)	466,955	35,053
Countrywide Alternative Loan Trust Series 2005-28CB, Class 2A7 5.75% due 08/25/2035(5)	37,702	34,889
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.83% due 05/15/2038*(3)(4)(6)	25,020	1
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(3)(6)	28,000	28,706
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.41% due 02/15/2040*(3)(4)(6)	580,139	3,991
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.58% due 09/15/2039*(3)(4)(6)	370,487	3,036
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(3)	333	330
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.14% due 07/10/2045*(3)(4)	5,893,259	2,599
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.60% due 05/10/2043*(3)(4)	1,189,444	2,173
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.63% due 07/15/2029(3)(4)	108,510	4,809
GMAC Commercial Mtg. Securities, Inc. VRS Series 2004-C2, Class A4 5.30% due 08/10/2038(3)	263	263
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.73% due 02/10/2046(3)(4)	971,180	94,231
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(3)	22,000	22,079
GS Mtg. Securities Corp. II VRS Series 2005-GG4, Class B 4.84% due 07/10/2039(3)	66,000	66,326
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.35% due 09/12/2037*(3)(4)(6)	1,264,259	1,534
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.06% due 01/15/2046*(3)(6)	25,000	23,593
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.06% due 01/15/2046(3)	62,000	62,751
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.16% due 12/15/2047(3)	51,000	52,240
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(3)	5,123	5,128
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.21% due 05/15/2045(3)	21,000	22,894
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-LDP1, Class B 5.30% due 03/15/2046(3)	158,000	157,885
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(3)	80,000	83,832
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A2 5.78% due 06/15/2049(3)	713	712
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 5.85% due 07/12/2037*(3)(6)	140,000	144,921
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(3)	2,715	2,719
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.21% due 11/15/2040*(3)(4)	3,205,432	3,414
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.37% due 04/15/2040*(3)(4)(6)	1,354,671	596
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(3)	4,193	4,199
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(3)	50,000	51,133
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.16% due 04/15/2041(3)	69,000	76,094
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.61% due 06/12/2043*(3)(4)(6)	1,212,934	2,046
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(3)	40,000	40,676

14

Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.39% due 07/15/2045*(3)(4)(6)(12)	145,196	14,418
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.45% due 05/15/2044*(3)(4)(6)(12)	102,248	5,552
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(3)	33,000	35,031
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.57% due 02/12/2039(3)	58,000	59,895
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class XA 1.29% due 08/15/2047(3)(4)	122,675	9,704
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.42% due 08/15/2046(3)	64,000	66,508
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(3)	130,000	134,650
Morgan Stanley Capital I Trust Series 2011-C3, Class E 5.18% due 07/15/2049*(6)	58,000	61,483
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(3)	12,913	12,991
Morgan Stanley Capital I Trust VRS Series 2007-HQ12, Class A2FX 5.61% due 04/12/2049(3)	30,237	30,449
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(3)	27,058	27,319
RBSSP Resecuritization Trust Series 2010-1, Class 3A2 5.21% due 08/26/2035*(6)	50,000	47,784
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 VRS Series 2006-AJ, Class C25 5.71% due 05/15/2043	49,000	50,639
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.36% due 04/15/2042*(3)(4)(6)	2,371,848	1,874
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR9, Class A1B 0.55% due 07/25/2045(5)	41,445	39,026
WaMu Mtg. Pass-Through Certs. FRS Series 2004-AR12, Class A2B 0.65% due 10/25/2044(5)	67,148	61,170
Wells Fargo Commercial Mtg. Trust VRS Series 2013-LC12, Class D 4.30% due 07/15/2046*(3)(6)	59,000	54,997
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.49% due 03/15/2045*(3)(4)(6)	264,758	19,232
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.49% due 03/15/2048*(3)(4)	272,985	21,891
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.79% due 12/15/2045*(3)(4)	709,164	69,747
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class D 4.46% due 12/15/2045*(6)	24,000	23,278
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(3)	73,000	75,791
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.85% due 06/15/2045(3)	29,000	30,981
WF-RBS Commercial Mtg.Trust VRS Series 2013-D, Class C16 4.98% due 09/15/2046*(6)	49,000	48,569
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.47% due 02/15/2044*(3)(6)	67,000	72,113

Total Asset Backed Securities (cost $2,858,661)		2,303,879
CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	11,000	13,908
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Notes 8.00% due 12/31/2018*(6)	11,000	15,606
Total Convertible Bonds & Notes (cost $21,639)		29,514
U.S. CORPORATE BONDS & NOTES — 5.7%
Advertising Agencies — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,813
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	17,000	17,085

15

CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	10,000	10,075
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,150
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,525
		46,835
Advertising Services — 0.0%
Getty Images, Inc. Senior Notes 7.00% due 10/15/2020*	9,000	7,065
Aerospace/Defense-Equipment — 0.0%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	5,000	5,062
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,015
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,195
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,444
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,274
		22,990
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,408
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	9,818	10,173
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	2,823	3,267
United Airlines, Inc. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	9,842	10,630
		24,070
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	25,000	25,000
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	100,799
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	8,076
General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	5,275
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	17,919
		132,069
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	15,000	14,794
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,400
		35,194
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	31,000	34,720
Dana Holding Corp. Senior Notes 5.38% due 09/15/2021	6,000	6,180
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	10,000	10,100
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	14,000	14,630
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*	18,000	18,990
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	20,000	20,500
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	14,000	14,805
TRW Automotive, Inc. Company Guar. Notes 4.45% due 12/01/2023*	15,000	15,075
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,015
		138,015
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	5,985

16

CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,467
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,165
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,595
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,797
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,935
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	27,125
		104,069
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	16,490
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*	11,000	11,550
		28,040
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	2,977
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,630
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	22,680
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	59,499
		91,786
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	16,000	24,701
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	31,000	30,535
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	32,000	31,360
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	28,000	28,840
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 7.63% due 03/15/2020	20,000	21,050
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	10,000	10,375
		122,160
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	25,000	24,937
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	7,000	7,403
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	15,000	15,338
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	17,892
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	21,400
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	25,000	26,187
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	13,000	15,732
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	15,000	14,879
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,030
		146,798
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,450
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	17,000	17,850
Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,400

17

SBA Tower Trust Sec. Notes 5.10% due 04/15/2017*	55,000	57,892
		67,292
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,500
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,000
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(7)	14,000	13,720
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	20,000	20,800
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	21,000	23,520
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	10,000	11,375
Standard Pacific Corp. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,000
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	14,000	14,350
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	5,910
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	6,000	5,790
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	17,000	18,020
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	4,000	4,240
Weyerhaeuser Real Estate Co. Senior Notes 5.88% due 06/15/2024*	15,000	15,000
		171,225
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	15,400
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,780
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	46,725
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	5,865
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	6,000	5,985
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	12,000	12,600
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	14,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	17,000	17,637
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	10,000	10,150
CCOH Safari LLC Company Guar. Notes 5.75% due 12/01/2024	15,000	15,169
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,350
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024*	11,000	11,055
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	14,000	15,470
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024*	15,000	15,075
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	8,000	9,080
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	16,012
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	13,073
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	3,000	4,137
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	25,000	26,031
		274,469

18

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	15,000	14,888
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	15,750
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,000
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	17,006
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019(9)	65,751	71,175
Sugarhouse HSP Gaming LP Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,280
		147,099
Casino Services — 0.1%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	14,700
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	14,000	14,840
Scientific Games Corp. Company Guar. Notes 8.13% due 09/15/2018	5,000	4,250
Scientific Games International Senior Notes 10.00% due 12/01/2022*(6)	30,000	27,487
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	3,500
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*(6)	15,000	15,188
		79,965
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	49,465
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,000
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	30,710
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	11,000	10,904
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	42,450
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	25,000	26,969
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	15,675
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,012
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,045
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,399
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,160
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,240
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	25,000	25,600
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,157
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,098
		258,884
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	10,000	9,900
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	24,000	25,440
Momentive Performance Materials, Inc. 3.88% due 10/24/2021	15,000	12,712
		48,052
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	6,000	5,880
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	14,000	12,460
		18,340
Chemicals-Specialty — 0.1%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	5,000	5,080
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	5,010

19

Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,270
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	13,895
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	5,000	4,925
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	17,000	18,232
PQ Corp. Sec. Notes 8.75% due 05/01/2018*	14,000	14,490
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	5,000	5,125
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	15,000	15,637
		97,664
Coal — 0.0%
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	20,000	5,600
CONSOL Energy, Inc. Company Guar. Notes 5.88% due 04/15/2022*	6,000	5,580
		11,180
Commercial Services — 0.0%
PHH Corp. Senior Notes 7.38% due 09/01/2019	14,000	14,035
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	15,000	15,638
		29,673
Commercial Services-Finance — 0.0%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(9)	20,000	20,200
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	17,000	17,850
		38,050
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	11,000	11,110
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,325
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	10,000	9,825
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	5,000	5,075
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	10,000	10,450
		25,350
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	19,000	18,430
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	10,000	11,050
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	10,000	10,100
		39,580
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,090
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	20,000	22,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	6,000	6,150
Sealed Air Corp. Senior Notes 4.88% due 12/01/2022*(6)	5,000	4,963
Sealed Air Corp. Senior Notes 5.13% due 12/01/2024*(6)	5,000	5,050
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	11,000	11,220
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,140
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	5,000	5,112
Sealed Air Corp. Company Guar. Notes 8.38% due 09/15/2021*	5,000	5,587

20

Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	27,915
		107,477
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	26,000	23,855
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021(7)	20,000	20,000
		43,855
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,848
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	62,000	66,340
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021(7)	2,000	2,270
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	11,000	12,622
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	8,000	9,500
		105,580
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	15,279
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	15,000	15,300
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 4.75% due 10/15/2024*	5,000	5,050
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	27,000	28,822
		49,172
Distribution/Wholesale — 0.0%
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	10,000	10,175
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	20,950
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	6,000	6,870
		37,995
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,316
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	11,000	7,150
DFC Finance Corp. Senior Notes 10.50% due 06/15/2020*	10,000	8,475
		15,625
Diversified Manufacturing Operations — 0.1%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*(6)	5,000	4,912
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	10,000	9,725
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	25,000	27,500
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	20,215
		62,352
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,762
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,955
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,640
AES Corp. Senior Notes 8.00% due 10/15/2017	77,000	86,432
		124,027
Electric-Integrated — 0.2%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,572
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	5,296
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	3,000	3,240

21

Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	31,376
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,370
DPL, Inc. Senior Notes 6.50% due 10/15/2016	5,000	5,275
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	26,862
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*† (18)(19)	10,000	11,850
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	37,725
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	8,709	9,221
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	31,408
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,544
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	13,276
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	24,500
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,991
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	20,299
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	21,192
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,547
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*† (18)(19)	11,000	7,782
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	31,832
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	5,225
		346,383
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,781
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,480
		38,261
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,685
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 5.00% due 05/15/2021*	9,000	9,000
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	6,000	6,270
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	1,000	1,093
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022*	15,000	15,750
		32,113
Energy-Alternate Sources — 0.0%
MMC Energy, Inc. Escrow Notes 8.88% due 10/15/2020	15,000	0
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,250
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	18,360
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	16,415
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	16,520
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	14,000	14,070
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021*	11,000	11,000
General Motors Financial Co., Inc. Company Guar. Notes 2.75% due 05/15/2016	12,000	12,195

22

General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	28,000	28,035
GMAC LLC Sub. Notes 8.00% due 12/31/2018	14,000	15,890
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	26,000	33,150
		165,635
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Senior Notes 6.63% due 05/15/2019*	10,000	9,150
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*(6)	15,000	15,300
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*(6)	10,000	10,250
SLM Corp. Senior Notes 8.45% due 06/15/2018	11,000	12,265
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	5,880
		52,845
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	33,597
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	46,102
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,225
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	23,000	24,380
		114,304
Finance-Mortgage Loan/Banker — 0.0%
Walter Investment Management, Corp. Company Guar. Notes 7.88% due 12/15/2021	11,000	9,818
Finance-Other Services — 0.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,061
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	31,936
		45,997
Food-Dairy Products — 0.0%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,450
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,150
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	6,000	6,315
		11,465
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	19,631
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	25,000	25,250
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040	9,000	11,569
		56,450
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,350
Service Corp. International Senior Notes 5.38% due 05/15/2024	14,000	14,280
Service Corp. International Senior Notes 6.75% due 04/01/2016	59,000	61,507
		90,137
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,165
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	17,000	17,595
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	14,000	14,560
		43,320
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	6,060

23

Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018(7)	42,000	45,675
Hotels/Motels — 0.0%
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	28,000	29,084
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,805
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	2,000	2,053
		40,942
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	33,911
Independent Power Producers — 0.1%
Calpine Corp Senior Notes 5.75% due 01/15/2025	30,000	30,375
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,195
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,195
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 6.75% due 11/01/2019*	20,000	20,350
Dynegy Holdings LLC Escrow Notes 7.75% due 06/01/2019†(6)(12)	50,000	63
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	5,970
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	24,625
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	91,587
		179,360
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	17,000	16,915
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	20,815
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	45,871
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,051
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	22,224
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,487
		119,448
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	36,852
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	33,656
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	21,309
		91,817
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	72,607
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	20,269
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	26,503
Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	5,000	5,075
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	5,000	5,225
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,788
		21,013

24

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	16,000	16,400
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	25,000	25,500
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	3,000	3,105
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(9)	10,000	10,350
		55,355
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	15,000	15,225
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	10,000	10,500
		25,725
Medical Information Systems — 0.0%
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	6,000	6,180
Medical Instruments — 0.0%
Medtronic, Inc. Senior Notes 3.50% due 03/15/2025*	12,000	12,276
Medtronic, Inc. Senior Notes 4.38% due 03/15/2035*	13,000	13,791
		26,067
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,628
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	25,603
		34,231
Medical Products — 0.0%
Halyard Health Inc 6.25% due 10/15/2022*	10,000	10,150
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024*	5,000	5,000
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	14,000	14,595
		29,745
Medical-Drugs — 0.0%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	6,000
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	9,800
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	7,000	7,140
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.88% due 12/01/2018*	6,000	6,189
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.00% due 10/01/2020*	3,000	3,165
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	14,000	14,630
		46,924
Medical-Generic Drugs — 0.0%
Par Pharmaceutical Cos., Inc. Company Guar. Notes 7.38% due 10/15/2020	20,000	20,900
Medical-HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	10,000	10,025
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	11,000	11,358
		21,383
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,850
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,400
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	3,000	3,105
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	3,000	3,113
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,000	3,178
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,007
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	59,000	66,109
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,428

25

IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	14,000	14,700
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	14,000	13,895
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	6,015
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	15,034
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	27,125
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	14,000	15,032
		206,991
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 6.00% due 10/15/2021	17,000	17,680
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	17,000	17,714
		35,394
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	5,000	5,299
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	5,000	5,415
		10,714
Multimedia — 0.1%
Media General Financing Sub, Inc. Senior Notes 5.88% due 11/15/2022*	5,000	4,950
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	26,796
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,811
News America Holdings, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	15,043
News America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	13,350
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,601
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	6,000	9,004
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	63,578
		172,133
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	6,720
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	16,899
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	6,165
		23,064
Oil & Gas Drilling — 0.1%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	54,305
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022*	11,000	10,368
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,643
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020*	25,000	21,687
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	30,000	25,350
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	14,000	9,520
Chesapeake Energy Corp. Company Guar. Notes 4.88% due 04/15/2022	11,000	10,697
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	3,090
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	20,000	15,200
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,060

26

Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,066
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	20,000	20,900
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	14,000	12,810
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	3,000	2,850
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	16,926
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 6.88% due 05/01/2019	6,000	6,090
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	9,350
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	28,000	28,280
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	6,000	4,586
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	30,000	29,325
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	5,000	4,888
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	25,585
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	5,000	4,400
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	20,506
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019(7)	20,000	16,900
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	10,000	8,100
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016†(18)(19)	30,000	22,200
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	24,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	18,200
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	9,100
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	11,000	10,066
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2024	11,000	9,790
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(7)	39,000	16,161
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022	5,000	2,925
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	5,820
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	2,880
SM Energy Co. Senior Notes 6.63% due 02/15/2019	6,000	5,880
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	17,000	15,215
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	31,000	28,752
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	6,000	5,775
		515,691
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	24,669
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	11,000	9,295
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 10/01/2022*	11,000	9,350
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	11,000	8,030
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	2,640

27

Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	10,450
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	15,500
Weatherford, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	4,728
		59,993
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,636
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	14,081
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,536
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022*	10,000	10,125
		82,378
Petrochemicals — 0.0%
TPC Group, Inc. Sec. Notes 8.75% due 12/15/2020*	10,000	9,725
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Notes 4.75% due 12/01/2022	17,000	17,213
Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	23,000	23,345
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	6,000	6,375
Chesapeake Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	18,000	18,765
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	20,933
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	18,152
El Paso Corp. Senior Sec. Notes 7.75% due 01/15/2032	24,000	29,520
El Paso Natural Gas Co. LLC Senior Notes 8.38% due 06/15/2032	30,000	39,450
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,308
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,210
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,043
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	17,242
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	20,783
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	19,805
Kinder Morgan Energy Partners LP Senior Notes 4.25% due 09/01/2024	6,000	6,012
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	4,000	4,008
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	3,000	3,121
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	14,000	12,845
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	4,725
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	10,615
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	13,965
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,675
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,075
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	10,709

28

Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	6,931
		346,612
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	9,925
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	11,000	11,248
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	6,000	6,120
		27,293
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	4,850
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018	11,000	11,248
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,212
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	18,600
		47,060
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	14,000	14,140
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	16,275
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	3,000	3,150
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	14,000	14,420
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	6,000	6,150
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	6,000	6,390
		60,525
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	28,226
ARC Properties Operating Partnership LP/Clark Acquisition LLC Company Guar. Notes 4.60% due 02/06/2024	25,000	23,064
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	25,000	26,787
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	7,780
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	19,000	18,287
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	6,000	6,060
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	25,500
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	43,164
Duke Realty LP Senior Notes 3.88% due 02/15/2021	10,000	10,386
Duke Realty LP Senior Notes 6.75% due 03/15/2020	3,000	3,532
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,640
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,067
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,183
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,450
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	14,000	14,560
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	6,000	6,420
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	11,000	11,550
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	26,562
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,700

29

Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,610
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	15,900
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,384
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,452
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	26,627
		378,891
Real Estate Management/Services — 0.1%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,241
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	5,100
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,750
		53,091
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	14,000	14,490
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(6)(10)	50,000	2
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,280
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	6,000	6,540
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	55,000	55,778
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	3,000	3,090
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	3,000	3,150
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	11,000	12,095
		94,933
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(9)	15,000	15,330
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	20,000	21,450
		36,780
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,055
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	3,000	2,985
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,000
		39,040
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	17,200
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	36,000
		53,200
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,420
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,644
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	6,000	6,730
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,125
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,525
		50,024
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	25,000	26,157

30

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,102
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	71,444	91,111
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	6,000	6,413
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	17,000	18,551
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	30,000	30,209
		146,284
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(9)	10,000	8,500
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	20,000	18,600
		27,100
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Bonds 4.90% due 10/01/2044*	15,000	15,460
Retail-Mail Order — 0.0%
QVC, Inc. Senior Notes 4.85% due 04/01/2024	15,000	15,274
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	10,575
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(9)	10,000	10,600
		21,175
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	14,000	14,665
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(9)	5,000	5,075
		19,740
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	6,000	5,010
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	20,895
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	45,000	45,530
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,419
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,441
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	14,000	17,820
Neiman-Marcus Group LLC Senior Notes 7.13% due 06/01/2028	30,000	30,000
		132,115
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	10,000	9,700
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,090
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	35,000	37,100
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	22,109
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	28,747
		100,746
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	23,943
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	10,000	10,725
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	8,000	8,800
		19,525
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	5,000	5,088
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	26,375

31

Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	22,000	22,106
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	16,000	16,440
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	10,000	10,250
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	3,000	3,150
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	3,000	3,180
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	6,000	6,255
		61,381
Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022*	5,000	5,031
Level 3 Escrow II, Inc. Company Guar. Notes 5.38% due 08/15/2022*	10,000	10,050
Qwest Corp. Senior Notes 6.75% due 12/01/2021	44,000	50,878
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	3,000	3,053
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	5,000	4,788
		73,800
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	30,225
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	6,000	5,130
		35,355
Telephone-Integrated — 0.3%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	40,000
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,113
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	15,330
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	3,090
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	20,000	22,300
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,245
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	14,000	14,753
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	14,000	15,103
New Jersey Bell Telephone, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	31,640
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	73,920
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	4,970
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,667
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	55,000	67,862
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	11,000	10,285
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	14,280
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	31,000	33,557
		368,115
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	17,510
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	5,955
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	5,000	4,838
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	6,000	6,105
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,180
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	26,625

32

Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	34,940
		102,153
Textile-Products — 0.0%
INVISTA Finance LLC 4.25% due 10/15/2019*	11,000	11,000
Theaters — 0.0%
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,165
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	11,000	11,962
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,835
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,325
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	8,000	7,640
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	5,610
		44,537
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	21,000	21,894
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	7,000	8,997
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	8,000	10,158
		41,049
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,675
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	20,000	20,850
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	17,894
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,506
Kansas City Southern Railway Co. Company Guar. Bonds 4.30% due 05/15/2043(7)	3,000	3,061
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	25,652
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	14,000	13,860
		78,973
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	11,000	11,770
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	4,800
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	10,000	9,925
		14,725
Total U.S. Corporate Bonds & Notes (cost $8,501,880)		8,829,897
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	107,407
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,165
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	56,466
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/2016*	100,000	104,212
		279,250
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	20,000	21,350
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	7,000	7,210
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	17,000	17,765

33

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000		6,240
			24,005
Cable/Satellite TV — 0.0%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000		14,376
Cellular Telecom — 0.0%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*†(18)(19)	10,000		7,150
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	20,000		19,913
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000		21,200
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	10,000		10,824
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000		45,457
			56,281
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	11,000		11,220
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000		16,275
			27,495
Diversified Minerals — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*	8,000		8,558
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000		5,388
			13,946
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	17,000		17,807
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	10,000		10,200
			28,007
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	61,000		85,667
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*	35,000		47,550
Electric-Integrated — 0.1%
Energy East Corp. Notes 6.75% due 07/15/2036	10,000		12,748
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	70,000		78,672
			91,420
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019	6,000		6,301
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	21,690
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*	6,000		5,820
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*	10,000		9,800
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000		15,022
			30,642
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*	3,000		1,830
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021	35,000		39,092
Medical-Drugs — 0.0%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(9)	3,000		3,030
JLL/Delta Dutch Newco BV Senior Notes 7.50% due 02/01/2022*	15,000		15,225

34

Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*	11,000	11,701
		29,956
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	15,000	14,550
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020*	15,000	14,550
		29,100
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	11,000	11,248
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	21,496
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	10,000	7,100
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000	18,625
Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022*	5,000	3,050
Paragon Offshore PLC Company Guar. Notes 7.25% due 08/15/2024*	25,000	15,000
Shelf Drilling Holdings, Ltd. Sec. Notes 8.63% due 11/01/2018*	14,000	11,480
		76,751
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	5,100
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	3,650
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	3,000	3,008
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	28,000	28,490
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	28,000	19,600
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(6)(10)	10,000	0
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000	13,387
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	4,563
		77,798
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	19,626
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	50,000	46,328
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	15,000	13,644
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	34,699
		114,297
Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	13,440
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	9,000	8,245
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/2039	10,000	12,471
		20,716
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,863
Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	6,000	6,000
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	20,000	20,100
Retail-Restaurants — 0.0%
New Red Finance, Inc. Notes 6.00% due 04/01/2022*	30,000	30,750
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	6,000	6,165
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	17,000	18,190

35

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	56,000	56,140
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	28,000	28,560
SES SA Company Guar. Notes 5.30% due 04/04/2043*	5,000	5,554
		114,609
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	17,000	16,830
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039(7)	6,000	6,210
ArcelorMittal Senior Notes 10.35% due 06/01/2019(7)	28,000	33,810
		40,020
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	7,030
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	39,025
		46,055
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,438
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 2.35% due 05/15/2020	2,000	1,919
Total Foreign Corporate Bonds & Notes (cost $1,501,919)		1,525,265
LOANS(14)(15)(16) — 0.1%
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS 5.49% due 03/01/2017†(18)(22)	66,093	57,997
Caesars Entertainment Operating Co., Inc. FRS 9.75% due 03/01/2017†(18)(22)	4,988	4,379
		62,376
Electric-Integrated — 0.0%
TXU Energy 1.50% due 05/05/2016†(6)(17)(18)(19)	71,325	45,826
Total Loans (cost $135,093)		108,202
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	36,192
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	18,112
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	44,598
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,000
Total Municipal Bonds & Notes (cost $80,199)		108,902
U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Mtg. Corp. — 0.2%
4.00% due 06/01/2043	173,969	187,464
5.50% due 04/01/2020	13,597	14,381
5.50% due 06/01/2035	8,214	9,277
7.50% due 10/01/2029	8,358	10,035
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB
16.52% due 06/15/2034(5)(11)	28,047	36,741
Series 3065, Class DC
19.36% due 03/15/2035(5)(11)	40,208	55,456
Series 3072, Class SM
23.19% due 11/15/2035(5)(11)	26,203	36,434
Federal Home Loan Mtg. Corp., Structured Pass Through VRS
Series T-56, Class 2IO
zero coupon due 05/25/2043(4)(5)(12)	110,964	4
Series T-56, Class AIO
0.52% due 05/25/2043 (4)(5)	187,579	3,207
		352,999
Federal National Mtg. Assoc. — 1.7%
3.50% due January 30 TBA	1,000,000	1,042,422
4.00% due 05/01/2019	107,791	114,168
4.00% due 09/01/2020	12,134	12,858
4.00% due January 30 TBA	1,000,000	1,067,254
4.50% due 04/01/2018	2,718	2,855
4.50% due 03/01/2020	7,091	7,501
4.50% due 04/01/2020	10,858	11,411
4.50% due 09/01/2020	7,969	8,393
4.50% due 11/01/2020	5,203	5,503
5.00% due 03/01/2021	3,812	4,039
5.50% due 03/01/2018	3,886	4,106
6.00% due 06/01/2036	3,262	3,719
6.50% due 01/01/2036	423	482
6.50% due 06/01/2036	44,905	51,167

36

6.50% due 07/01/2036	9,283	10,641
6.50% due 09/01/2036	31,313	35,660
6.50% due 11/01/2036	22,694	25,844
7.00% due 06/01/2033	7,374	8,643
7.00% due 04/01/2035	11,320	13,170
7.50% due 04/01/2024	10,755	12,208
Federal National Mtg. Assoc., REMIC VRS
Series 2001-50, Class BI
0.42% due 10/25/2041(4)(5)	152,099	2,753
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS
19.74% due 08/25/2035(5)(11)	16,551	21,580
Series 2005-122, Class SE
22.51% due 11/25/2035(5)(11)	20,248	27,809
Series 2006-8, Class HP
23.95% due 03/25/2036(5)(11)	29,225	46,105
		2,540,291
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	31,475	35,800
6.50% due 09/20/2037	7,590	8,587
		44,387
Total U.S. Government Agencies (cost $2,897,234)		2,937,677
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.3%
2.75% due 08/15/2042	70,000	69,978
3.75% due 11/15/2043	350,000	420,738
		490,716
United States Treasury Notes — 1.5%
0.75% due 12/31/2017	170,000	168,207
1.00% due 08/31/2016	170,000	171,275
1.13% due 12/31/2019	640,000	624,150
1.75% due 05/31/2016	500,000	509,102
2.00% due 11/30/2020	60,000	60,525
2.00% due 02/15/2023	70,000	69,738
2.38% due 08/15/2024	90,000	91,666
2.75% due 11/15/2023	480,000	505,312
3.50% due 02/15/2018	150,000	160,746
		2,360,721
Total U.S. Government Treasuries (cost $2,760,586)		2,851,437
EXCHANGE-TRADED FUNDS — 0.1%
ChinaAMC ETF Series - ChinaAMC CSI 300 Index ETF(1)	10,000	55,419
Market Vectors Vietnam ETF	3,562	68,462
Total Exchange-Traded Funds (cost $127,956)		123,881
EQUITY CERTIFICATES — 0.6%
Agricultural Chemicals — 0.0%
UBS AG - UPL, Ltd.†(6)	8,953	49,153
Apparel Manufacturers — 0.0%
Merrill Lynch - Fawaz Abdulaziz Alhokair & Co.†(6)	1,138	30,157
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.†(6)	13,093	102,788
Banks-Commercial — 0.1%
UBS AG - HCL Technologies, Ltd.†(6)	2,949	74,605
UBS AG - Apollo Tyres, Ltd.†(6)	19,389	68,559
UBS AG - Federal Bank, Ltd.†(6)	29,592	71,118
		214,282
Building-Heavy Construction — 0.1%
UBS AG-IRB Infrastructure Developers, Ltd.†(6)	22,034	92,136
Computer Services — 0.0%
UBS AG-Infosys, Ltd.†(6)	1,748	54,624
Diversified Banking Institutions — 0.1%
UBS AG-Axis Bank, Ltd.†(6)	8,582	68,305
Food-Misc./Diversified — 0.0%
Merrill Lynch - Kuwait Foods Americana†(6)	3,231	30,404
Travel Services — 0.1%
Merrill Lynch - Al Tayyar Travel Group†(6)	2,035	64,209
Health Care Providers & Services — 0.0%
Merrill Lynch - Dallah Healthcare Holding Co.†(6)	971	33,490
Insurance-Life/Health — 0.0%
Merrill Lynch - Bupa Arabia for Cooperative Insurance Co.†(6)	955	42,985
Pharmacy Services — 0.0%
UBS AG - Glenmark Pharmaceuticals, Ltd.†(6)	1,211	14,776
Real Estate Management/Services — 0.0%
UBS AG-Oberoi Realty, Ltd.†(6)	2,955	13,117
Telecom Services — 0.1%
Merrill Lynch-Saudi Telecom Co.†(6)	2,910	50,954
UBS - Bharti Infratel, Ltd.†(6)	10,818	57,738
		108,692
Metal-Diversified — 0.0%
UBS AG-Hindustan Zinc, Ltd.†(6)	13,240	35,752
Sovereign Agency — 0.0%
UBS AG — Adani Ports & Special Economies†(6)	5,888	29,761
Total Equity Certificates (cost $944,010)		984,631
WARRANTS-0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)†(6)(10) (cost $1,115)	6,345	0

37

RIGHTS — 0.0%
Banks-Commercial — 0.0%
Banco Bilbao Vizcaya Argentaria SA† (cost $661)	6,760	646
OPTIONS — PURCHASED(8)(12) — 0.0%
Put Options-Purchased (cost $6,254)	7,358	7,616
Total Long-Term Investment Securities (cost $125,995,094)		145,774,839

SHORT-TERM INVESTMENT SECURITIES — 3.0%
U.S. Government Agencies — 2.6%
Federal Home Loan Bank
0.07% due 01/14/2015	$2,000,000	1,999,949
0.07% due 01/23/2015	2,000,000	1,999,915
		3,999,864
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.02% due 01/15/2015(21)	648,000	647,996
Total Short-Term Investment Securities (cost $4,647,860)		4,647,860
REPURCHASE AGREEMENTS — 3.5%
Agreement with Bank America/Merrill Lynch, bearing interest at 0.04%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount $5,392,000 collateralized by $5,477,000 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2018 and having an approximate value of $5,531,431 (cost $5,392,000)	5,392,000	5,392,000
TOTAL INVESTMENTS (cost $136,034,954)(20)	100.7%	155,814,699
Liabilities in excess of other assets	(0.7)	(1,152,185)
NET ASSETS	100.0%	$154,662,514

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $3,938,795 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)                                 Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $22,609,822 representing 16.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)                                 Perpetual maturity - maturity date reflects the next call date.

(3)                                 Commercial Mortgage Backed Security

(4)                                 Interest Only

(5)                                 Collateralized Mortgage Obligation

(6)                                 Illiquid Security.  At December 31, 2014 the aggregate value of these securities was $1,693,264 representing 0.9% of net assets.

(7)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  Rate shown reflects the increased rate.

(8)                                 Options-Purchased

Put Options - Purchased

					Value at	Unrealized
	Expiration	Strike	Number of	Premiums	December 31,	Appreciation
Issue	Month	Price	Contracts	Paid	2014	(Depreciation)

iShares MSCI Emerging Markets Index Fund	January 2015	$40	7,358	$6,254	$7,616	$1,362

(9)                                 PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(10)                          Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(11)                          Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2014.

(12)                          Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

(13)                          Denominated in United States dollars unless otherwise indicated.

(14)                          The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)                          Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)                          All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(17)                          Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Asset Allocation:Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets

Common Stocks
Metro Bank PLC	01/15/2014	736	$15,667	$15,271	$21	0.01%

Loans
TXU Energy
1.50% due 05\05\2016	5/19/2011	25,513	24,725
	5/16/2011	44,884	42,263
	8/21/2014	928	928
		71,325	67,916	45,826	64	0.03
				$68,042		0.04%

(18)                          Security in default

(19)                          Company has filed for Chapter 11 bankruptcy protection.

(20)                          See Note 4 for cost of investments on a tax basis.

38

(21)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(22)                          Company has filed Chapter 11 bankruptcy subsequent to December 31, 2014.

ADR	— American Depository Receipt
BATS	— Better Alternative Trading
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	— Euronext Stock Exchange, Amsterdam
GDR	— Global Depository Receipt
ISE	— Irish Stock Exchange
REMIC	— Real Estate Mortgage Investment Conduit
RSP	— Risparmio Savings Shares
TBA

—  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the  original maturity dates

Open Put Option Contracts Written

Issue	Expiration Month	Strike Price	Number Of Contracts	Premiums Paid	Value at December 31, 2014	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Market	January 2015	38	7,358	$(3,679)	$1,729	$1,950

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
24	Long	FTSE 100 Index	March 2015	$1,550,908	$1,550,829	$(79)
15	Long	Mini MSCI EAFE Index	March 2015	1,306,200	1,318,425	12,225
16	Long	Russell 2000 Mini Index	March 2015	1,852,960	1,921,120	68,160
36	Short	Russell 2000 Mini Index	March 2015	4,169,160	4,322,520	(153,360)
23	Long	S&P 500 E-Mini Index	March 2015	2,327,600	2,360,260	32,660
62	Short	S&P 500 E-Mini Index	March 2015	6,274,400	6,362,440	(88,040)
6	Long	S&P Mid 400 E-Mini Index	March 2015	848,820	869,160	20,340
8	Long	U.S. Treasury 2 YR Notes	March 2015	1,751,125	1,748,750	(2,375)
42	Short	U.S. Treasury 2 YR Notes	March 2015	9,192,750	9,180,938	11,812
15	Long	U.S. Treasury 5 YR Notes	March 2015	1,783,593	1,783,945	352
51	Short	U.S. Treasury 5 YR Notes	March 2015	6,063,820	6,065,414	(1,594)
94	Long	U.S. Treasury 10 YR Notes	March 2015	11,844,734	11,918,906	74,172
						$(25,727)

39

Total Return Swap Contracts@

	Notional				Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A.	$6,508	12/17/15	3 Month USD LIBOR-BBA plus 15 bps	Russell 1000 Index Total Return	$(157,601)
Citibank N.A.	8,121	12/17/15	(3 Month USD LIBOR-BBA plus 42 bps)	Citibank U.S. Equity Custom Basket	154,528
Net Unrealized Appreciation (Depreciation).					$(3,073)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

@   Fair valued swap contracts.. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	3,697,403	03/18/2015	$116,919	$—

Barclays Bank PLC	CHF	539,300	USD	560,527	03/18/2015	17,358	—
	HKD	1,999,100	USD	257,805	02/13/2015	20	—
						17,378	—
Citibank N.A.	CAD	74,500	USD	66,499	01/21/2015	2,400	—
	DKK	1,299,400	USD	218,174	03/18/2015	6,902	—
	USD	50,451	CAD	56,300	01/21/2015	—	(2,012)
						9,302	(2,012)
Credit Suisse AG	USD	743,531	EUR	596,400	03/18/2015	—	(21,380)

Goldman Sachs International	JPY	69,550,700	USD	611,634	02/13/2015	30,793	—

HSBC Bank USA, N.A.	JPY	6,891,100	USD	60,593	02/13/2015	3,044	—

JPMorgan Chase Bank	CAD	93,900	USD	84,142	01/21/2015	3,352	—
	CHF	180,800	USD	187,924	03/18/2015	5,827	—
	GBP	1,248,800	USD	1,960,939	03/18/2015	15,681	—
	JPY	80,387,800	USD	706,849	02/13/2015	35,504	—
	NOK	450,600	USD	64,906	03/18/2015	4,570	—
	SEK	927,900	USD	125,113	03/18/2015	6,052	—
	SGD	271,600	USD	210,559	02/13/2015	5,711	—
	USD	83,816	CAD	93,900	01/21/2015	—	(3,026)
	USD	16,438	SEK	123,500	03/18/2015	—	(592)
						76,697	(3,618)
State Street Bank & Trust Co.	AUD	854,900	USD	741,121	01/21/2015	43,994	—
	CAD	37,600	USD	33,569	01/21/2015	1,219	—
	USD	33,695	CAD	37,600	01/21/2015	—	(1,344)
	USD	12,047	ILS	43,900	01/21/2015	—	(792)
						45,213	(2,136)
UBS AG	AUD	139,100	USD	120,564	01/21/2015	7,135	—

Westpac Banking Corp.	JPY	80,387,700	USD	706,808	02/13/2015	35,464	—

						—	—
Net Unrealized Appreciation (Depreciation)						$341,945	$(29,146)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

40

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Advertising Agencies	$534,543	$40,372	$—	$574,915
Advertising Services	—	—	0	0
Aerospace/Defense	2,465,047	103,960	—	2,569,007
Aerospace/Defense - Equipment	53,957	77,945	—	131,902
Agricultural Chemical	25,089	79,633	—	104,722
Agricultural Operations	597,537	—	645	598,182
Airlines	1,527,551	247,784	—	1,775,335
Athletic Footwear	—	43,631	—	43,631
Audio/Video Products	127,935	222,036	—	349,971
Auto-Cars/Light Trucks	237,388	772,881	—	1,010,269
Auto/Truck Parts & Equipment-Original	757,494	150,283	—	907,777
Banks-Commercial	979,092	2,390,405	15,271	3,384,768
Banks-Regional	—	19,933	—	19,933
Beverages-Non-alcoholic	1,485,089	9,264	—	1,494,353
Beverages-Wine/Spirits	—	70,211	—	70,211
Bicycle Manufacturing	—	129,350	—	129,350
Brewery	—	333,034	—	333,034
Building & Construction Products-Misc.	54,326	132,660	—	186,986
Building & Construction-Misc.	—	119,478	—	119,478
Building Products-Air & Heating	—	12,899	—	12,899
Building Products-Cement	50,424	5,871	—	56,295
Building-Heavy Construction	600,488	176,494	—	776,982
Building-Maintenance & Services	—	67,653	—	67,653
Cable/Satellite TV	37,383	25,000	—	62,383
Casino Hotels	16,498	106,461	—	122,959
Cellular Telecom	—	326,404	—	326,404
Chemicals-Diversified	1,241,102	131,326	—	1,372,428
Chemicals-Plastics		65,772	—	65,772
Circuit Boards	—	9,801	—	9,801
Coatings/Paint	946,944	87,076	—	1,034,020

41

Commercial Services-Finance	154,668	87,611	—	242,279
Computers-Integrated Systems	65,601	105,043	—	170,644
Consulting Services	22,049	55,072	—	77,121
Containers-Paper/Plastic	57,477	72,145	—	129,622
Cosmetics & Toiletries	352,785	256,695	—	609,480
Distribution/Wholesale	119,584	34,897	—	154,481
Diversified Banking Institutions	4,970,097	921,571	—	5,891,668
Diversified Financial Services	11,680	117,992	—	129,672
Diversified Manufacturing Operations	1,680,546	264,289	—	1,944,835
Diversified Minerals	21,246	227,932	—	249,178
Diversified Operations	66,864	121,821	—	188,685
Diversified Operations/Commerical Services	—	128,590	—	128,590
Electric Products-Misc.	430,887	92,528	—	523,415
Electric-Generation	—	196,081	—	196,081
Electric-Integrated	2,658,602	207,657	—	2,866,259
Electric-Transmission	—	159,070	—	159,070
Electronic Components-Misc.	60,588	210,971	—	271,559
Electronic Components-Semiconductors	1,874,944	565,457	—	2,440,401
Electronics-Military	858,228	125,437	—	983,665
Energy-Alternate Sources	—	70,573	—	70,573
Engineering/R&D Services	—	126,677	—	126,677
Enterprise Software/Service	2,138,791	41,858	—	2,180,649
Female Health Care Products	—	8,361	—	8,361
Finance-Leasing Companies	—	76,081	—	76,081
Finance-Other Services	—	9,684	—	9,684
Food-Catering	—	130,406	—	130,406
Food-Confectionery	—	55,073		55,073
Food-Meat Products	—	11,935	—	11,935
Food-Misc./Diversified	1,688,330	618,232	—	2,306,562
Food-Retail	—	279,505	—	279,505
Gas-Distribution	400,689	231,268	—	631,957
Hotels/Motels	1,673,878	9,493	—	1,683,371
Human Resources	578,272	11,324	—	589,596
Import/Export	—	68,906	—	68,906
Industrial Automated/Robotic	58,827	132,031	—	190,858
Insurance-Life/Health	143,365	474,547	—	617,912
Insurance-Multi-line	429,695	548,703	—	978,398
Insurance-Property/Casualty	224,705	117,566	—	342,271
Insurance-Reinsurance	1,260,325	73,397	—	1,333,722
Internet Application Software	34,855	173,615	—	208,470

42

Internet Connectivity Services	—	29,758	—	29,758
Investment Companies	54,994	54,872	—	109,866
Lighting Products & Systems	—	114,883	—	114,883
Machine Tools & Related Products	—	74,845	—	74,845
Machinery-Construction & Mining	779,483	126,381	—	905,864
Machinery-Electrical	28,335	138,284	—	166,619
Machinery-Material Handling	—	16,794	—	16,794
Marine Services	—	53,987		53,987
Medical Instruments	999,722	39,812	—	1,039,534
Medical Products	224,364	152,763	—	377,127
Medical-Drugs	6,209,992	1,932,184	—	8,142,176
Medical-Hospitals	50,803	155,719	—	206,522
Medical-Wholesale Drug Distribution	1,856,726	24,873		1,881,599
Metal Processors & Fabrication	79,209	104,908	—	184,117
Metal-Copper	—	51,933	—	51,933
Metal-Diversified	—	133,208		133,208
Metal-Iron	—	3,515	—	3,515
Motorcycle/Motor Scooter	507,507	22,123	—	529,630
Multimedia	1,855,837	96,561	—	1,952,398
Non-Hazardous Waste Disposal	—	9,135	—	9,135
Office Automation & Equipment	704,966	82,581	—	787,547
Oil Companies-Exploration & Production	337,270	226,521	704	564,495
Oil Companies-Integrated	2,099,845	813,159	—	2,913,004
Oil Field Services	2,862,930	66,160	—	2,929,090
Paper & Related Products	18,501	79,755	—	98,256
Photo Equipment & Supplies	—	96,160	—	96,160
Private Equity	20,889	21,584	—	42,473
Real Estate Investment Trusts	2,629,148	324,756	—	2,953,904
Real Estate Management/Services	923,498	147,205	—	1,070,703
Real Estate Operations & Development	147,465	472,194	—	619,659
Retail-Apparel/Shoe	467,881	168,234	—	636,115
Retail-Automobile	40,506	78,169	—	118,675
Retail-Bookstores	—	17,067	—	17,067
Retail-Building Products	3,067,815	8,294	—	3,076,109
Retail-Hypermarket	—	4,597	—	4,597
Retail-Jewelry	—	117,154	—	117,154
Retail-Major Department Stores	—	7,969	—	7,969
Retail-Sporting Goods	—	20,684	—	20,684
Retail-Toy Stores	—	31,425	—	31,425

43

Retail-Vision Service Center	—	37,612	—	37,612
Rubber-Tires	73,216	160,963	—	234,179
Schools	67,534	62,851	—	130,385
Schools-Day Care	—	27,974	—	27,974
Security Services	213,757	76,429	—	290,186
Semiconductor Components-Integrated Circuits	459,633	345,204	—	804,837
Semiconductor Equipment	95,779	118,065	—	213,844
Soap & Cleaning Preparation	—	69,619	—	69,619
Special Purpose Entities	—	89,894	—	89,894
Steel-Producers	—	180,190	—	180,190
Steel-Specialty	—	102,178	—	102,178
Storage/Warehousing	—	21,485	—	21,485
Telecom Services	81,556	165,453	—	247,009
Telecommunication Equipment	34,954	32,090	—	67,044
Telephone-Integrated	1,170,126	668,902	—	1,839,028
Television	37,128	145,131	—	182,259
Tobacco	544,086	252,321	—	796,407
Transport-Services	39,263	214,252	—	253,515
Travel Services	37,514	29,184	—	66,698
Water	—	124,696	—	124,696
Water Treatment Systems	—	161,056	—	161,056
Web Portals/ISP	1,918,711	111,058	—	2,029,769
Other Industries	37,783,658	—	—	37,783,658
Convertible Preferred Securities:
Finance-Investment Banker/Broker	—	—	0	0
Other Industries	34,185	—	—	34,185
Preferred Securities:
Electronic Measurement Instruments	—	15,256	—	15,256
Finance-Auto Loans	—	32,987	—	32,987
Soap & Cleaning Preparation	—	49,220	—	49,220
Other Industries	302,793	—	—	302,793
Preferred Securities/Capital Securties	—	717,641	—	717,641
Asset Backed Securities	—	2,303,879	—	2,303,879
Convertible Bonds & Notes	—	29,514	—	29,514
U.S Corporate Bonds & Notes:
Airlines	—	10,173	13,897	24,070
Recycling	—	—	2	2
Other Industries	—	8,805,825	—	8,805,825
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	77,798	0	77,798
Other Industries	—	1,447,467	—	1,447,467
Loans	—	108,202	—	108,202
Municipal Bonds & Notes	—	108,902	—	108,902
U.S. Government Agencies	—	2,937,677	—	2,937,677
U.S. Government Treasuries	—	2,851,437	—	2,851,437
Exchange-Traded Funds	68,462	55,419	—	123,881

44

Equity Certificates	—	984,631	—	984,631
Warrants	—	—	0	0
Rights	646	—	—	646
Options - Purchased	7,616	—	—	7,616
Short-Term Investment Securities	—	4,647,860	—	4,647,860
Repurchase Agreements	—	5,392,000	—	5,392,000
Total Investment at Value	$102,713,768	$53,070,412	$30,519	$155,814,699

Other Financial Instruments:+
Open Put Option Contracts Written	$1,950	$—	$—	$1,950
Open Futures Contracts	219,721		—	219,721
Total Return Swap Contracts	—	154,528	—	154,528
Open Forward Foreign Currency Contracts	—	341,945	—	341,945
Total Other Financial Instruments	$221,671	$496,473	$—	$718,144

LIABILITIES:
Other Financial Instruments:+	$	$	$	$
Open Forward Foreign Currency Contracts	—	29,146	—	29,146
Open Futures Contracts	245,448	—	—	245,448
Total Return Swap Contracts	—	157,601	—	157,601
Total Other Financial Instruments	$245,448	$186,747	$—	$432,195

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolios policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

45

SEASONS SERIES TRUST STOCK PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Aerospace/Defense — 1.5%
Boeing Co.	52,200	$6,784,956
Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	18,700	2,150,500
Airlines — 3.1%
American Airlines Group, Inc.	180,100	9,658,763
United Continental Holdings, Inc.†	63,500	4,247,515
		13,906,278
Apparel Manufacturers — 1.5%
Hanesbrands, Inc.	32,000	3,571,840
Michael Kors Holdings, Ltd.†	20,700	1,554,570
Under Armour, Inc., Class A†	25,200	1,711,080
		6,837,490
Applications Software — 3.0%
NetSuite, Inc.†	21,500	2,347,155
Red Hat, Inc.†	43,700	3,021,418
salesforce.com, Inc.†	97,900	5,806,449
ServiceNow, Inc.†	30,800	2,089,780
		13,264,802
Athletic Footwear — 0.6%
NIKE, Inc., Class B	26,100	2,509,515
Auto-Cars/Light Trucks — 0.9%
Tesla Motors, Inc.†	17,900	3,981,139
Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	48,000	3,490,560
Banks-Fiduciary — 0.6%
State Street Corp.	35,900	2,818,150
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	10,600	1,169,392
Casino Hotels — 3.7%
Las Vegas Sands Corp.	65,500	3,809,480
MGM Resorts International†	210,580	4,502,201
Wynn Macau, Ltd.(1)	711,600	1,988,386
Wynn Resorts, Ltd.	41,570	6,183,953
		16,484,020
Chemicals-Specialty — 0.6%
Ashland, Inc.	18,300	2,191,608
Ecolab, Inc.	6,300	658,476
		2,850,084
Coatings/Paint — 1.1%
Sherwin-Williams Co.	19,000	4,997,760
Commercial Services-Finance — 2.2%
MasterCard, Inc., Class A	116,500	10,037,640
Computers — 2.0%
Apple, Inc.	81,800	9,029,084
Computers-Other — 0.3%
Stratasys, Ltd.†	14,300	1,188,473
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	22,400	1,706,880
Data Processing/Management — 0.4%
Fiserv, Inc.†	26,900	1,909,093
Diversified Banking Institutions — 1.0%
Morgan Stanley	117,300	4,551,240
Diversified Manufacturing Operations — 2.1%
Danaher Corp.	107,200	9,188,112
E-Commerce/Products — 5.7%
Alibaba Group Holding, Ltd. ADR†	63,000	6,548,220
Amazon.com, Inc.†	50,800	15,765,780
Vipshop Holdings, Ltd. ADR†	164,900	3,222,146
		25,536,146
E-Commerce/Services — 4.5%
Ctrip.com International, Ltd. ADR†	56,800	2,584,400
Netflix, Inc.†	10,900	3,723,549
Priceline Group, Inc.†	12,000	13,682,520
		19,990,469
Electric Products-Misc. — 0.2%
Mobileye NV†	26,400	1,070,784
Electronic Security Devices — 0.6%
Tyco International PLC	58,100	2,548,266
Enterprise Software/Service — 0.2%
Workday, Inc., Class A†	12,500	1,020,125
Finance-Credit Card — 3.3%
Visa, Inc., Class A	56,800	14,892,960
Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	70,400	2,518,912
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	14,400	3,157,776
Hotels/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	24,700	2,002,429
Internet Application Software — 0.6%
Tencent Holdings, Ltd.(1)	196,800	2,823,753
Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	127,600	9,955,352
Pandora Media, Inc.†	41,500	739,945
Twitter, Inc.†	43,400	1,556,758
		12,252,055
Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	16,000	3,675,360
Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	6,000	2,145,360
Invesco, Ltd.	5,400	213,408
		2,358,768
Machinery-General Industrial — 1.8%
Roper Industries, Inc.	29,900	4,674,865
Wabtec Corp.	39,100	3,397,399
		8,072,264
Machinery-Pumps — 0.3%
Flowserve Corp.	21,600	1,292,328
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	11,300	5,977,022
Medical-Biomedical/Gene — 9.0%
Alexion Pharmaceuticals, Inc.†	33,100	6,124,493
Biogen Idec, Inc.†	27,500	9,334,875
Celgene Corp.†	55,300	6,185,858
Gilead Sciences, Inc.†	101,500	9,567,390
Incyte Corp.†	30,900	2,259,099
Regeneron Pharmaceuticals, Inc.†	8,800	3,610,200

1

Vertex Pharmaceuticals, Inc.†	27,000	3,207,600
		40,289,515
Medical-Drugs — 2.6%
Allergan, Inc.	24,300	5,165,937
Valeant Pharmaceuticals International, Inc.†	46,600	6,668,926
		11,834,863
Medical-Generic Drugs — 1.1%
Actavis PLC†	19,700	5,070,977
Medical-HMO — 1.4%
Humana, Inc.	20,000	2,872,600
UnitedHealth Group, Inc.	35,400	3,578,586
		6,451,186
Medical-Wholesale Drug Distribution — 2.2%
McKesson Corp.	46,500	9,652,470
Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	32,000	7,708,160
Multimedia — 1.6%
Twenty-First Century Fox, Inc., Class A	40,200	1,543,881
Walt Disney Co.	60,300	5,679,657
		7,223,538
Networking Products — 0.2%
Palo Alto Networks, Inc.†	7,100	870,247
Oil Companies-Exploration & Production — 2.2%
Continental Resources, Inc.†	29,200	1,120,112
EOG Resources, Inc.	10,300	948,321
EQT Corp.	34,600	2,619,220
Pioneer Natural Resources Co.	20,000	2,977,000
Range Resources Corp.	41,638	2,225,551
		9,890,204
Real Estate Investment Trusts — 3.1%
American Tower Corp.	68,100	6,731,685
Crown Castle International Corp.	88,300	6,949,210
		13,680,895
Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	21,100	1,988,886
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	8,800	5,448,168
Retail-Automobile — 1.0%
CarMax, Inc.†	64,700	4,307,726
Retail-Building Products — 2.7%
Home Depot, Inc.	47,400	4,975,578
Lowe’s Cos., Inc.	99,900	6,873,120
		11,848,698
Retail-Discount — 0.5%
Costco Wholesale Corp.	16,300	2,310,525
Retail-Drug Store — 1.7%
CVS Health Corp.	51,800	4,988,858
Walgreens Boots Alliance, Inc.	34,900	2,659,380
		7,648,238
Retail-Gardening Products — 1.1%
Tractor Supply Co.	62,200	4,902,604
Retail-Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†	4,300	2,943,393
Starbucks Corp.	62,600	5,136,330
		8,079,723
Semiconductor Equipment — 0.6%
ASML Holding NV	22,800	2,458,524
Software Tools — 0.5%
VMware, Inc., Class A†	25,200	2,079,504
Telephone-Integrated — 0.6%
SoftBank Corp.(1)	45,100	2,684,002
Therapeutics — 0.5%
Pharmacyclics, Inc.†	18,700	2,286,262
Transport-Rail — 0.7%
Kansas City Southern	25,700	3,136,171
Transport-Services — 0.7%
FedEx Corp.	17,900	3,108,514
Transport-Truck — 0.5%
J.B. Hunt Transport Services, Inc.	27,600	2,325,300
Web Portals/ISP — 7.7%
Baidu, Inc. ADR†	36,200	8,252,514
Dropbox, Inc., Class A(2)(3)(4)	38,413	733,734
Google, Inc., Class A†	22,700	12,045,982
Google, Inc., Class C†	23,000	12,107,200
NAVER Corp.†(1)	2,213	1,429,643
		34,569,073
Total Common Stocks (cost $332,924,712)		439,898,558
CONVERTIBLE PREFERRED SECURITIES — 0.2%
E-Commerce/Products — 0.1%
Flipkart, Ltd., Series G†(2)(3)(4)	4,576	548,022
E-Commerce/Services — 0.0%
Living Social, Inc., Class F †(2)(3)(4)	11,949	3,107
Web Hosting/Design — 0.1%
AirBNB, Inc. Series D†(2)(3)(4)	13,329	607,289
Total Convertible Preferred Securities (cost $1,182,574)		1,158,418
Total Long-Term Investment Securities (cost $334,107,286)		441,056,976

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
T. Rowe Price Reserve Investment Fund (cost $8,021,126)	8,021,126	8,021,126

2

TOTAL INVESTMENTS (cost $342,128,412)(5)	100.2%	449,078,102
Liabilities in excess of other assets	(0.2)	(1,114,613)
NET ASSETS	100.0%	$447,963,489

†                                         Non-income producing security

(1)                                 Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $8,925,784 representing 2.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)                                 Illiquid security.  At December 31, 2014, the aggregate value of these securities was $1,892,152 representing 0.4% of net assets.

(4)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$733,734	$19.10	0.16%

Convertible Preferred Securities
Flipkart, Ltd., Series G	12/17/2014	4,576	548,022	548,022	119.76	0.12

Living Social, Inc., Class F	11/18/2011	11,949	91,888	3,107	0.26	0.00

AirBNB, Inc., Series D	04/16/2014	13,329	542,664	607,289	45.56	0.14
				$1,892,152		0.42%

(5)                                 See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Casino Hotels	$14,495,634	$1,988,386	$—	$16,484,020
Internet Application Software	—	2,823,753	—	2,823,753
Telephone-Integrated	—	2,684,002	—	2,684,002
Web Portals/ISP	32,405,696	1,429,643	733,734	34,569,073
Other Industries	383,337,710	—	—	383,337,710
Convertible Preferred Securities	—	—	1,158,418	1,158,418
Short-Term Investment Securities	8,021,126	—	—	8,021,126
Total Investment at Value	$438,260,166	$8,925,784	$1,892,152	$449,078,102

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.3%
Advertising Agencies — 0.1%
Alliance Data Systems Corp.†	945	$270,317
Interpublic Group of Cos., Inc.	3,031	62,954
Omnicom Group, Inc.	1,909	147,890
		481,161
Aerospace/Defense — 0.4%
Boeing Co.	4,903	637,292
General Dynamics Corp.	3,120	429,374
Lockheed Martin Corp.	2,621	504,726
Northrop Grumman Corp.	1,374	202,514
Rockwell Collins, Inc.	1,239	104,671
		1,878,577
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	397	108,198
Monsanto Co.	13,629	1,628,257
		1,736,455
Airlines — 0.6%
Delta Air Lines, Inc.	12,378	608,874
Southwest Airlines Co.	10,038	424,808
United Continental Holdings, Inc.†	21,552	1,441,613
		2,475,295
Apparel Manufacturers — 0.4%
Carter’s, Inc.	9,657	843,153
Michael Kors Holdings, Ltd.†	3,045	228,679
Ralph Lauren Corp.	492	91,099
Under Armour, Inc., Class A†	2,465	167,373
VF Corp.	5,110	382,739
		1,713,043
Applications Software — 2.6%
Citrix Systems, Inc.†	2,381	151,908
Intuit, Inc.	4,223	389,318
Microsoft Corp.	166,587	7,737,966
NetSuite, Inc.†	2,486	271,397
Red Hat, Inc.†	2,778	192,071
salesforce.com, Inc.†	15,665	929,091
ServiceNow, inc.†	23,534	1,596,782
		11,268,533
Athletic Footwear — 1.3%
NIKE, Inc., Class B	56,898	5,470,743
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,013	108,097
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,776	188,796
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	18,335	1,007,508
Delphi Automotive PLC	8,420	612,303
		1,619,811
Banks-Commercial — 0.5%
First Republic Bank	28,324	1,476,247
PacWest Bancorp	13,470	612,346
Regions Financial Corp.	9,161	96,740
		2,185,333
Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,604	108,110
Banks-Super Regional — 0.5%
US Bancorp	12,703	571,000
Wells Fargo & Co.	27,927	1,530,958
		2,101,958
Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	86,561	3,654,605
Coca-Cola Enterprises, Inc.	15,705	694,475
Dr Pepper Snapple Group, Inc.	2,875	206,080
Monster Beverage Corp.†	2,132	231,002
PepsiCo, Inc.	32,974	3,118,022
		7,904,184
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	7,240	635,962
Constellation Brands, Inc., Class A†	2,482	243,658
		879,620
Brewery — 0.0%
Molson Coors Brewing Co., Class B	2,357	175,644
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	23,823	820,702
Discovery Communications, Inc., Class C†	25,669	865,559
Scripps Networks Interactive, Inc., Class A	1,501	112,980
		1,799,241
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	915	100,943
Vulcan Materials Co.	1,169	76,838
		177,781
Building Products-Wood — 0.0%
Masco Corp.	2,371	59,749
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	4,907	124,098
Lennar Corp., Class A	2,641	118,343
PulteGroup, Inc.	2,616	56,139
Toll Brothers, Inc.†	32,280	1,106,236
		1,404,816
Cable/Satellite TV — 2.0%
Comcast Corp., Class A	118,017	6,846,166
DIRECTV†	7,428	644,008
Time Warner Cable, Inc.	7,869	1,196,560
		8,686,734
Casino Hotels — 0.5%
Las Vegas Sands Corp.	34,421	2,001,925
Wynn Resorts, Ltd.	1,198	178,215
		2,180,140
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	41,264	1,111,652
Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	6,699	495,324
LyondellBasell Industries NV, Class A	11,632	923,465
PPG Industries, Inc.	6,495	1,501,319
		2,920,108
Chemicals-Specialty — 0.2%
Ecolab, Inc.	3,995	417,557
International Flavors & Fragrances, Inc.	683	69,229

1

Sigma-Aldrich Corp.	1,761	241,733
		728,519
Coatings/Paint — 0.4%
Sherwin-Williams Co.	6,828	1,796,037
Coffee — 0.2%
Keurig Green Mountain, Inc.	6,973	923,190
Commercial Services — 0.0%
Cintas Corp.	1,436	112,640
Quanta Services, Inc.†	1,513	42,954
		155,594
Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	7,129	594,345
Equifax, Inc.	1,248	100,926
FleetCor Technologies, Inc.†	9,837	1,462,860
H&R Block, Inc.	2,727	91,845
MasterCard, Inc., Class A	41,064	3,538,074
McGraw Hill Financial, Inc.	2,530	225,119
Moody’s Corp.	2,715	260,124
Total System Services, Inc.	1,664	56,510
Western Union Co.	4,328	77,515
		6,407,318
Computer Aided Design — 0.3%
ANSYS, Inc.†	10,422	854,604
Autodesk, Inc.†	3,365	202,102
		1,056,706
Computer Services — 0.9%
Accenture PLC, Class A	5,290	472,450
Amdocs, Ltd.	26,588	1,240,463
Cognizant Technology Solutions Corp., Class A†	9,006	474,256
IHS, Inc., Class A†	5,396	614,496
International Business Machines Corp.	7,022	1,126,610
		3,928,275
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,632	165,711
Computers — 6.1%
Apple, Inc.	239,746	26,463,163
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,199	52,372
Computers-Memory Devices — 1.2%
EMC Corp.	138,140	4,108,283
NetApp, Inc.	2,397	99,356
SanDisk Corp.	3,263	319,709
Seagate Technology PLC	4,840	321,860
Western Digital Corp.	3,228	357,340
		5,206,548
Consumer Products-Misc. — 0.1%
Clorox Co.	1,110	115,673
Kimberly-Clark Corp.	3,085	356,441
		472,114
Containers-Metal/Glass — 0.3%
Ball Corp.	1,397	95,233
Crown Holdings, Inc.†	26,260	1,336,634
		1,431,867
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,999	84,818
Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	63,829	4,416,329
Estee Lauder Cos., Inc., Class A	13,485	1,027,557
Procter & Gamble Co.	19,582	1,783,724
		7,227,610
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	1,383	114,001
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	340	41,126
Fidelity National Information Services, Inc.	2,644	164,457
Fiserv, Inc.†	3,608	256,060
Paychex, Inc.	3,091	142,711
		604,354
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,298	69,144
Patterson Cos., Inc.	747	35,931
		105,075
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	2,543	192,607
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,108	184,615
Distribution/Wholesale — 0.5%
Fastenal Co.	2,541	120,850
Fossil Group, Inc.†	432	47,840
Genuine Parts Co.	1,311	139,713
WW Grainger, Inc.	7,132	1,817,875
		2,126,278
Diversified Banking Institutions — 0.2%
Citigroup, Inc.	11,462	620,209
Diversified Manufacturing Operations — 2.1%
3M Co.	6,350	1,043,432
A.O. Smith Corp.	14,811	835,489
Colfax Corp.†	24,651	1,271,252
Danaher Corp.	40,194	3,445,028
Dover Corp.	12,747	914,215
Illinois Tool Works, Inc.	2,979	282,111
Ingersoll-Rand PLC	16,039	1,016,712
Textron, Inc.	1,837	77,356
		8,885,595
E-Commerce/Products — 2.4%
Alibaba Group Holding, Ltd. ADR†	9,234	959,782
Amazon.com, Inc.†	21,729	6,743,595
eBay, Inc.†	46,681	2,619,738
		10,323,115
E-Commerce/Services — 1.5%
Expedia, Inc.	1,460	124,626
Netflix, Inc.†	3,857	1,317,590
Priceline Group, Inc.†	4,160	4,743,273

2

TripAdvisor, Inc.†	1,649	123,114
		6,308,603
Electric Products-Misc. — 0.0%
AMETEK, Inc.	2,182	114,839
Electric-Integrated — 0.2%
Dominion Resources, Inc.	4,059	312,137
Edison International	2,120	138,818
Integrys Energy Group, Inc.	544	42,350
NextEra Energy, Inc.	3,292	349,907
Wisconsin Energy Corp.	1,634	86,177
		929,389
Electric-Transmission — 0.3%
Brookfield Infrastructure Partners LP	25,886	1,083,847
Electronic Components-Misc. — 0.5%
Corning, Inc.	8,152	186,925
Garmin, Ltd.	1,016	53,675
TE Connectivity, Ltd.	28,562	1,806,547
		2,047,147
Electronic Components-Semiconductors — 1.4%
Altera Corp.	2,299	84,925
Avago Technologies, Ltd.	3,740	376,207
Broadcom Corp., Class A	7,967	345,210
Freescale Semiconductor, Ltd.†	22,110	557,835
Intel Corp.	71,507	2,594,989
Microchip Technology, Inc.	1,843	83,138
Micron Technology, Inc.†	15,876	555,819
NVIDIA Corp.	7,637	153,122
Texas Instruments, Inc.	9,998	534,543
Xilinx, Inc.	21,698	939,306
		6,225,094
Electronic Connectors — 0.4%
Amphenol Corp., Class A	35,583	1,914,721
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	59,397	1,126,761
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,835	351,504
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	22,845	935,274
FLIR Systems, Inc.	979	31,632
Keysight Technologies, Inc.†	11,505	388,524
National Instruments Corp.	24,401	758,627
		2,114,057
Electronic Security Devices — 0.3%
Allegion PLC	920	51,023
Tyco International PLC	24,467	1,073,123
		1,124,146
Engines-Internal Combustion — 0.2%
Cummins, Inc.	6,029	869,201
Enterprise Software/Service — 1.5%
Oracle Corp.	135,684	6,101,709
Tyler Technologies, Inc.†	3,011	329,524
		6,431,233
Entertainment Software — 0.1%
Electronic Arts, Inc.†	4,599	216,222
Filtration/Separation Products — 0.0%
Pall Corp.	1,040	105,258
Finance-Consumer Loans — 0.3%
Navient Corp.	65,329	1,411,760
Finance-Credit Card — 1.8%
American Express Co.	17,246	1,604,568
Discover Financial Services	4,695	307,475
Visa, Inc., Class A	22,903	6,005,167
		7,917,210
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	11,046	333,479
E*TRADE Financial Corp.†	26,640	646,153
LPL Financial Holdings, Inc.	12,444	554,380
		1,534,012
Finance-Other Services — 0.8%
Intercontinental Exchange, Inc.	15,541	3,407,986
Food-Confectionery — 0.7%
Hershey Co.	30,137	3,132,138
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,133	59,029
Food-Misc./Diversified — 1.0%
Campbell Soup Co.	1,537	67,628
ConAgra Foods, Inc.	2,450	88,886
General Mills, Inc.	4,465	238,118
Hain Celestial Group, Inc.†	33,648	1,961,342
Kellogg Co.	1,827	119,559
Kraft Foods Group, Inc.	4,354	272,822
McCormick & Co., Inc.	18,389	1,366,303
		4,114,658
Food-Retail — 1.2%
Kroger Co.	29,282	1,880,197
Whole Foods Market, Inc.	67,156	3,386,006
		5,266,203
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	31,256	1,240,551
Gas-Distribution — 0.1%
AGL Resources, Inc.	707	38,539
NiSource, Inc.	2,194	93,069
Sempra Energy	1,880	209,357
		340,965
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,256	164,636
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,646	100,786
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,035	86,711
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	13,795	1,076,424

3

Starwood Hotels & Resorts Worldwide, Inc.	1,479	119,903
Wyndham Worldwide Corp.	1,823	156,340
		1,352,667
Human Resources — 0.0%
Robert Half International, Inc.	2,010	117,344
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,024	113,869
Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	13,784	1,988,066
Airgas, Inc.	11,228	1,293,241
Praxair, Inc.	2,284	295,915
		3,577,222
Instruments-Controls — 1.4%
Honeywell International, Inc.	35,106	3,507,791
Sensata Technologies Holding NV†	51,424	2,695,132
		6,202,923
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	1,002	43,817
Thermo Fisher Scientific, Inc.	5,916	741,216
Waters Corp.†	801	90,289
		875,322
Insurance Brokers — 0.4%
Aon PLC	14,111	1,338,146
Marsh & McLennan Cos., Inc.	4,800	274,752
		1,612,898
Insurance-Multi-line — 0.0%
Allstate Corp.	2,543	178,646
Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	93,376	7,285,195
Internet Content-Information/News — 0.6%
LinkedIn Corp., Class A†	11,181	2,568,387
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,091	142,337
Internet Security — 0.1%
Symantec Corp.	5,614	144,027
VeriSign, Inc.†	1,612	91,884
		235,911
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	518	109,940
Ameriprise Financial, Inc.	2,729	360,910
BlackRock, Inc.	3,193	1,141,689
Franklin Resources, Inc.	2,957	163,729
Invesco, Ltd.	3,632	143,537
Legg Mason, Inc.	1,485	79,255
T. Rowe Price Group, Inc.	2,570	220,660
		2,219,720
Machinery-General Industrial — 0.2%
Roper Industries, Inc.	5,615	877,905
Medical Information Systems — 0.7%
athenahealth, Inc.†	7,151	1,041,901
Cerner Corp.†	30,728	1,986,872
		3,028,773
Medical Instruments — 0.7%
Boston Scientific Corp.†	85,252	1,129,589
Edwards Lifesciences Corp.†	1,582	201,515
Intuitive Surgical, Inc.†	536	283,512
Medtronic, Inc.	14,558	1,051,087
St Jude Medical, Inc.	2,622	170,509
		2,836,212
Medical Products — 0.8%
Baxter International, Inc.	4,729	346,588
Becton Dickinson and Co.	2,839	395,075
CareFusion Corp.†	3,016	178,969
Covidien PLC	6,696	684,867
Hospira, Inc.†	2,502	153,248
Stryker Corp.	4,420	416,939
Varian Medical Systems, Inc.†	1,020	88,240
Zimmer Holdings, Inc.	12,262	1,390,756
		3,654,682
Medical-Biomedical/Gene — 5.5%
Alexion Pharmaceuticals, Inc.†	2,933	542,693
Amgen, Inc.	40,174	6,399,316
Biogen Idec, Inc.†	17,075	5,796,109
Celgene Corp.†	53,538	5,988,761
Gilead Sciences, Inc.†	36,247	3,416,642
NPS Pharmaceuticals, Inc.†	22,724	812,837
Regeneron Pharmaceuticals, Inc.†	1,098	450,455
Vertex Pharmaceuticals, Inc.†	2,526	300,089
		23,706,902
Medical-Drugs — 4.6%
Abbott Laboratories	48,252	2,172,305
AbbVie, Inc.	52,546	3,438,610
Allergan, Inc.	4,406	936,672
Bristol-Myers Squibb Co.	41,246	2,434,751
Eli Lilly & Co.	8,840	609,872
Endo International PLC†	19,540	1,409,225
Ironwood Pharmaceuticals, Inc.†	55,986	857,706
Jazz Pharmaceuticals PLC†	7,796	1,276,439
Johnson & Johnson	28,432	2,973,134
Mallinckrodt PLC†	14,531	1,439,005
Merck & Co., Inc.	24,033	1,364,834
Shire PLC ADR	4,199	892,455
Zoetis, Inc.	7,414	319,024
		20,124,032
Medical-Generic Drugs — 1.2%
Actavis plc†	8,693	2,237,665
Mylan, Inc.†	49,524	2,791,668
Perrigo Co. PLC	1,041	174,014
		5,203,347
Medical-HMO — 0.3%
Aetna, Inc.	2,341	207,951
Cigna Corp.	1,702	175,153
UnitedHealth Group, Inc.	6,955	703,081
		1,086,185

4

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	727	36,837
Universal Health Services, Inc., Class B	714	79,440
		116,277
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	3,073	277,062
McKesson Corp.	12,278	2,548,667
		2,825,729
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	18,805	4,529,748
Rexnord Corp.†	43,518	1,227,643
		5,757,391
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,838	121,143
Multimedia — 2.4%
Time Warner, Inc.	12,401	1,059,293
Twenty-First Century Fox, Inc., Class A	139,593	5,361,069
Viacom, Inc., Class B	2,786	209,647
Walt Disney Co.	41,387	3,898,242
		10,528,251
Networking Products — 0.3%
Cisco Systems, Inc.	48,401	1,346,274
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,149	161,607
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	38,395	3,167,588
Cabot Oil & Gas Corp.	6,108	180,858
Cimarex Energy Co.	658	69,748
EOG Resources, Inc.	8,105	746,227
EQT Corp.	1,479	111,960
Noble Energy, Inc.	21,000	996,030
Pioneer Natural Resources Co.	8,060	1,199,731
Range Resources Corp.	2,495	133,358
		6,605,500
Oil Companies-Integrated — 0.2%
Phillips 66	13,674	980,426
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	17,846	891,408
FMC Technologies, Inc.†	2,352	110,167
		1,001,575
Oil Refining & Marketing — 0.2%
Valero Energy Corp.	18,613	921,343
Oil-Field Services — 0.8%
Core Laboratories NV	6,488	780,766
Halliburton Co.	43,133	1,696,421
NOW, Inc.†	10,970	282,258
Schlumberger, Ltd.	8,945	763,992
		3,523,437
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	16,474	1,394,854
Pipelines — 0.4%
Kinder Morgan, Inc.	25,129	1,063,208
Spectra Energy Corp.	5,260	190,938
Williams Cos., Inc.	9,949	447,108
		1,701,254
Publishing-Periodicals — 0.1%
Nielsen NV	4,790	214,257
Real Estate Investment Trusts — 3.0%
American Tower Corp.	66,274	6,551,185
Apartment Investment & Management Co., Class A	2,162	80,318
AvalonBay Communities, Inc.	1,952	318,937
Boston Properties, Inc.	2,264	291,354
Crown Castle International Corp.	4,938	388,621
Equity Residential	5,359	384,991
Essex Property Trust, Inc.	946	195,444
General Growth Properties, Inc.	9,281	261,075
HCP, Inc.	3,804	167,490
Health Care REIT, Inc.	4,846	366,697
Host Hotels & Resorts, Inc.	11,200	266,224
Iron Mountain, Inc.†	2,758	106,624
Kimco Realty Corp.	6,085	152,977
Lexington Realty Trust	28,206	309,702
Macerich Co.	2,081	173,576
Outfront Media, Inc.	10,790	289,604
Plum Creek Timber Co., Inc.	1,301	55,670
Public Storage	2,146	396,688
Simon Property Group, Inc.	8,193	1,492,027
Ventas, Inc.	4,353	312,110
Vornado Realty Trust	1,575	185,393
Weyerhaeuser Co.	5,506	197,610
		12,944,317
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	75,610	2,589,642
Jones Lang LaSalle, Inc.	4,488	672,886
		3,262,528
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,476	150,567
Retail-Apparel/Shoe — 1.1%
Gap, Inc.	1,737	73,145
L Brands, Inc.	26,050	2,254,628
PVH Corp.	15,844	2,030,725
Ross Stores, Inc.	3,103	292,489
		4,650,987
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	2,514	1,556,443
O’Reilly Automotive, Inc.†	1,500	288,930
		1,845,373
Retail-Automobile — 0.0%
AutoNation, Inc.†	464	28,030
CarMax, Inc.†	1,593	106,062
		134,092
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,342	102,220
Retail-Building Products — 1.8%
Home Depot, Inc.	37,918	3,980,253

5

Lowe’s Cos., Inc.	53,383	3,672,750
		7,653,003
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	12,244	994,825
Retail-Discount — 1.0%
Costco Wholesale Corp.	27,073	3,837,598
Dollar General Corp.†	2,782	196,687
Dollar Tree, Inc.†	3,042	214,096
Family Dollar Stores, Inc.	682	54,021
		4,302,402
Retail-Drug Store — 0.7%
CVS Health Corp.	16,954	1,632,840
Walgreens Boots Alliance, Inc.	19,256	1,467,307
		3,100,147
Retail-Gardening Products — 0.3%
Tractor Supply Co.	16,439	1,295,722
Retail-Jewelry — 0.2%
Tiffany & Co.	8,024	857,445
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	9,573	724,485
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	2,082	165,290
TJX Cos., Inc.	30,251	2,074,614
		2,239,904
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,767	737,253
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	765	62,191
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	2,196	144,387
Retail-Restaurants — 1.9%
Chipotle Mexican Grill, Inc.†	459	314,190
Dunkin’ Brands Group, Inc.	11,406	486,466
McDonald’s Corp.	7,484	701,251
Starbucks Corp.	52,707	4,324,609
Yum! Brands, Inc.	35,410	2,579,619
		8,406,135
Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	2,347	130,305
Atmel Corp.†	113,928	956,426
Linear Technology Corp.	1,905	86,868
QUALCOMM, Inc.	90,726	6,743,664
		7,917,263
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	11,532	287,377
KLA-Tencor Corp.	8,639	607,495
Lam Research Corp.	2,351	186,528
		1,081,400
Telecom Services — 0.1%
Level 3 Communications, Inc.†	4,124	203,643
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	35,926	820,191
Telephone-Integrated — 0.0%
Frontier Communications Corp.	6,521	43,495
Windstream Holdings, Inc.	5,260	43,342
		86,837
Television — 0.2%
CBS Corp., Class B	17,497	968,284
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	431	66,960
Therapeutics — 0.3%
Pharmacyclics, Inc.†	11,362	1,389,118
Tobacco — 1.0%
Altria Group, Inc.	56,393	2,778,483
Lorillard, Inc.	5,325	335,156
Philip Morris International, Inc.	12,638	1,029,365
Reynolds American, Inc.	4,557	292,878
		4,435,882
Tools-Hand Held — 0.0%
Snap-on, Inc.	567	77,532
Toys — 0.2%
Hasbro, Inc.	820	45,092
Mattel, Inc.	25,949	802,992
		848,084
Transactional Software — 0.2%
Solera Holdings, Inc.	13,311	681,257
Transport-Rail — 1.7%
CSX Corp.	14,721	533,342
Kansas City Southern	25,081	3,060,634
Norfolk Southern Corp.	3,066	336,064
Union Pacific Corp.	27,798	3,311,576
		7,241,616
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	2,163	161,987
Expeditors International of Washington, Inc.	1,342	59,867
FedEx Corp.	2,143	372,153
United Parcel Service, Inc., Class B	5,876	653,235
		1,247,242
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	2,988	300,413
Web Hosting/Design — 0.7%
Equinix, Inc.	13,370	3,031,380
Web Portals/ISP — 3.5%
Google, Inc., Class A†	9,249	4,908,074
Google, Inc., Class C†	17,997	9,473,621
Yahoo!, Inc.†	13,030	658,145
		15,039,840
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	17,584	1,179,535
Total Common Stocks (cost $330,184,561)		422,054,196

6

EXCHANGE-TRADED FUNDS — 1.1%
iShares S&P 500 Growth ETF (cost $4,679,184)	43,272	4,829,155
Total Long-Term Investment Securities (cost $334,863,745)		426,883,351

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
SSgA U.S. Government Money Market Fund (cost $3,479,504)	3,479,504	3,479,504
REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount of $3,529,000 and collateralized by $3,785,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $3,599,773	$3,529,000	3,529,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,350,000	1,350,000
Total Repurchase Agreements (cost $4,879,000)		4,879,000
TOTAL INVESTMENTS (cost $343,222,249)(2)	100.3%	435,241,855
Liabilities in excess of other assets	(0.3)	(1,160,312)
NET ASSETS	100.0%	$434,081,543

†                               Non-income producing security

(1)                       See Note 2 for details of Joint Repurchase Agreements.

(2)                       See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2014	(Depreciation)

4	Long	S&P 500 Citigroup Growth Index	March 2015	$1,096,717	$1,120,700	$23,983

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$422,054,196	$—	$—	$422,054,196
Exchange-Traded Funds	4,829,155	—	—	4,829,155
Short-Term Investment Securities	3,479,504	—	—	3,479,504
Repurchase Agreements	—	4,879,000	—	4,879,000
Total Investments at Value	$430,362,855	$4,879,000	$—	$435,241,855

Other Financial Instruments:+
Open Futures Contracts	$23,983	$—	$—	$23,983

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 94.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	7,230	$150,167
Omnicom Group, Inc.	4,038	312,824
		462,991
Aerospace/Defense — 1.3%
Boeing Co.	37,737	4,905,055
General Dynamics Corp.	3,521	484,560
Lockheed Martin Corp.	3,095	596,004
Northrop Grumman Corp.	3,697	544,901
Raytheon Co.	10,452	1,130,593
Rockwell Collins, Inc.	1,667	140,828
Spirit AeroSystems Holdings, Inc., Class A†	94,500	4,067,280
		11,869,221
Aerospace/Defense-Equipment — 1.3%
Triumph Group, Inc.	58,400	3,925,648
United Technologies Corp.	69,938	8,042,870
		11,968,518
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	775	211,218
Monsanto Co.	5,579	666,523
Mosaic Co.	10,698	488,364
Potash Corp. of Saskatchewan, Inc.	39,600	1,398,672
		2,764,777
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	88,921	4,623,892
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	923	170,903
Appliances — 0.1%
Whirlpool Corp.	4,739	918,134
Applications Software — 1.0%
Microsoft Corp.	190,900	8,867,305
salesforce.com, Inc.†	6,365	377,508
		9,244,813
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	231,051	3,581,291
General Motors Co.	95,796	3,344,238
		6,925,529
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	5,641	383,644
Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.	7,707	423,500
Delphi Automotive PLC	10,036	729,818
Johnson Controls, Inc.	64,081	3,097,675
		4,250,993
Banks-Commercial — 0.7%
BB&T Corp.	119,615	4,651,827
M&T Bank Corp.	4,478	562,527
Regions Financial Corp.	132,761	1,401,956
Zions Bancorporation	6,878	196,092
		6,812,402
Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	41,156	1,669,699
Northern Trust Corp.	51,027	3,439,220
State Street Corp.	14,151	1,110,853
		6,219,772
Banks-Super Regional — 5.2%
Capital One Financial Corp.	18,845	1,555,655
Comerica, Inc.	6,091	285,302
Fifth Third Bancorp	27,930	569,074
Huntington Bancshares, Inc.	27,606	290,415
KeyCorp	29,364	408,160
PNC Financial Services Group, Inc.	149,736	13,660,415
SunTrust Banks, Inc.	98,275	4,117,722
US Bancorp	159,839	7,184,763
Wells Fargo & Co.	372,407	20,415,352
		48,486,858
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	58,793	2,482,240
Coca-Cola Enterprises, Inc.	3,618	159,988
PepsiCo, Inc.	45,991	4,348,909
		6,991,137
Beverages-Wine/Spirits — 0.5%
Diageo PLC ADR	37,100	4,232,739
Brewery — 0.5%
Anheuser-Busch InBev NV ADR	43,570	4,893,782
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	100,100	4,531,527
USG Corp.†	39,900	1,116,801
		5,648,328
Building Products-Cement — 0.3%
Vulcan Materials Co.	37,186	2,444,236
Building Products-Wood — 0.2%
Masco Corp.	81,542	2,054,858
Building-Residential/Commercial — 0.6%
PulteGroup, Inc.	243,816	5,232,291
Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Class A	85,120	1,756,877
Comcast Corp., Class A	54,817	3,179,934
Time Warner Cable, Inc.	3,137	477,012
		5,413,823
Cellular Telecom — 0.2%
Vodafone Group PLC(1)	163,833	561,368
Vodafone Group PLC ADR	46,418	1,586,103
		2,147,471
Chemicals-Diversified — 1.0%
Dow Chemical Co.	102,551	4,677,351
E.I. du Pont de Nemours & Co.	42,654	3,153,837
FMC Corp.	4,517	257,605
LyondellBasell Industries NV, Class A	14,085	1,118,208
PPG Industries, Inc.	1,582	365,679
		9,572,680
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	5,034	381,879
International Flavors & Fragrances, Inc.	1,180	119,605
		501,484
Coal — 0.3%
CONSOL Energy, Inc.	71,702	2,424,245

1

Commercial Services — 0.0%
Quanta Services, Inc.†	3,911	111,033
Commercial Services-Finance — 0.2%
Equifax, Inc.	1,226	99,147
H&R Block, Inc.	3,078	103,667
McGraw Hill Financial, Inc.	3,405	302,977
Total System Services, Inc.	1,795	60,958
Western Union Co.	76,094	1,362,843
		1,929,592
Computer Services — 1.1%
Accenture PLC, Class A	9,146	816,829
Computer Sciences Corp.	29,462	1,857,579
International Business Machines Corp.	46,997	7,540,199
		10,214,607
Computers — 0.5%
Apple, Inc.	17,900	1,975,802
Hewlett-Packard Co.	63,258	2,538,544
		4,514,346
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,437	106,448
Computers-Memory Devices — 0.8%
EMC Corp.	245,203	7,292,337
NetApp, Inc.	5,071	210,193
		7,502,530
Consumer Products-Misc. — 0.4%
Clorox Co.	26,142	2,724,258
Kimberly-Clark Corp.	5,555	641,825
		3,366,083
Containers-Metal/Glass — 0.0%
Ball Corp.	1,439	98,097
Owens-Illinois, Inc.†	5,590	150,874
		248,971
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	2,577	109,342
Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	124,533	1,169,365
Colgate-Palmolive Co.	11,906	823,776
Estee Lauder Cos., Inc., Class A	3,340	254,508
Procter & Gamble Co.	46,711	4,254,905
		6,502,554
Cruise Lines — 0.9%
Carnival Corp.	82,267	3,729,163
Norwegian Cruise Line Holdings, Ltd.†	95,200	4,451,552
Royal Caribbean Cruises, Ltd.	2,491	205,333
		8,386,048
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	438	52,981
Fidelity National Information Services, Inc.	3,559	221,370
Paychex, Inc.	3,985	183,987
		458,338
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,823	97,111
Patterson Cos., Inc.	1,189	57,191
		154,302
Distribution/Wholesale — 0.3%
Fastenal Co.	3,420	162,655
Fossil Group, Inc.†	533	59,025
Genuine Parts Co.	22,276	2,373,953
WW Grainger, Inc.	1,049	267,380
		2,863,013
Diversified Banking Institutions — 6.7%
Bank of America Corp.	662,559	11,853,180
Citigroup, Inc.	285,686	15,458,469
Goldman Sachs Group, Inc.	32,730	6,344,056
JPMorgan Chase & Co.	431,570	27,007,651
Morgan Stanley	51,751	2,007,939
		62,671,295
Diversified Manufacturing Operations — 4.2%
3M Co.	7,168	1,177,846
Danaher Corp.	8,910	763,676
Dover Corp.	5,605	401,991
Eaton Corp. PLC	110,979	7,542,133
General Electric Co.	876,235	22,142,458
Illinois Tool Works, Inc.	57,364	5,432,371
Ingersoll-Rand PLC	8,998	570,383
Parker-Hannifin Corp.	5,038	649,650
Pentair PLC	6,331	420,505
Textron, Inc.	5,146	216,698
		39,317,711
Diversified Operations — 0.0%
Leucadia National Corp.	10,740	240,791
Electric Products-Misc. — 0.5%
AMETEK, Inc.	3,334	175,468
Emerson Electric Co.	76,311	4,710,678
		4,886,146
Electric-Generation — 0.1%
AES Corp.	100,736	1,387,135
Electric-Integrated — 3.5%
Ameren Corp.	8,224	379,373
American Electric Power Co., Inc.	16,583	1,006,920
CMS Energy Corp.	9,323	323,974
Consolidated Edison, Inc.	9,928	655,347
Dominion Resources, Inc.	10,490	806,681
DTE Energy Co.	5,999	518,134
Duke Energy Corp.	72,555	6,061,245
Edison International	44,084	2,886,620
Entergy Corp.	47,617	4,165,535
Exelon Corp.	103,732	3,846,383
FirstEnergy Corp.	70,863	2,762,948
Integrys Energy Group, Inc.	1,464	113,972
NextEra Energy, Inc.	7,249	770,496
Northeast Utilities	10,738	574,698
Pepco Holdings, Inc.	8,539	229,955
PG&E Corp.	16,103	857,324
Pinnacle West Capital Corp.	3,744	255,753
PPL Corp.	22,543	818,987
Public Service Enterprise Group, Inc.	17,153	710,306

2

SCANA Corp.	4,832	291,853
Southern Co.	30,500	1,497,855
TECO Energy, Inc.	7,955	162,998
Wisconsin Energy Corp.	3,898	205,580
Xcel Energy, Inc.	77,940	2,799,605
		32,702,542
Electronic Components-Misc. — 0.9%
Corning, Inc.	151,866	3,482,287
Garmin, Ltd.	1,756	92,770
Koninklijke Philips NV	146,600	4,251,400
TE Connectivity, Ltd.	7,444	470,833
		8,297,290
Electronic Components-Semiconductors — 1.3%
Altera Corp.	5,063	187,027
First Solar, Inc.†	2,548	113,628
Intel Corp.	234,700	8,517,263
Microchip Technology, Inc.	2,588	116,745
Texas Instruments, Inc.	60,489	3,234,044
Xilinx, Inc.	4,572	197,922
		12,366,629
Electronic Forms — 0.0%
Adobe Systems, Inc.†	4,979	361,973
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	11,305	462,827
FLIR Systems, Inc.	2,531	81,776
		544,603
Electronic Security Devices — 0.0%
Allegion PLC	1,136	63,003
Tyco International PLC	7,234	317,283
		380,286
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,886	364,242
Engineering/R&D Services — 0.1%
Fluor Corp.	5,295	321,036
Jacobs Engineering Group, Inc.†	4,425	197,753
		518,789
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,759	830,275
Enterprise Software/Service — 0.3%
CA, Inc.	39,858	1,213,676
Oracle Corp.	37,280	1,676,482
		2,890,158
Filtration/Separation Products — 0.0%
Pall Corp.	1,228	124,286
Finance-Credit Card — 0.5%
American Express Co.	47,466	4,416,237
Discover Financial Services	4,611	301,974
		4,718,211
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	13,632	411,550
E*TRADE Financial Corp.†	5,874	142,474
		554,024
Finance-Other Services — 0.5%
CME Group, Inc.	10,732	951,392
Intercontinental Exchange, Inc.	15,846	3,474,869
NASDAQ OMX Group, Inc.	3,978	190,785
		4,617,046
Food-Confectionery — 0.1%
Hershey Co.	1,906	198,091
J.M. Smucker Co.	3,451	348,482
		546,573
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,958	102,012
Tyson Foods, Inc., Class A	9,932	398,174
		500,186
Food-Misc./Diversified — 1.6%
Campbell Soup Co.	35,650	1,568,600
ConAgra Foods, Inc.	19,984	725,020
General Mills, Inc.	10,232	545,673
Ingredion, Inc.	44,900	3,809,316
Kellogg Co.	12,058	789,075
Kraft Foods Group, Inc.	67,779	4,247,032
McCormick & Co., Inc.	19,570	1,454,051
Mondelez International, Inc., Class A	56,942	2,068,418
		15,207,185
Food-Retail — 0.2%
Kroger Co.	8,822	566,461
Safeway, Inc.	7,810	274,287
Whole Foods Market, Inc.	12,194	614,821
		1,455,569
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	19,927	790,903
Gas-Distribution — 1.0%
AGL Resources, Inc.	2,432	132,568
CenterPoint Energy, Inc.	14,568	341,328
National Grid PLC ADR	57,100	4,034,686
NiSource, Inc.	103,771	4,401,966
Sempra Energy	3,526	392,656
		9,303,204
Gold Mining — 0.2%
Barrick Gold Corp.	61,600	662,200
Newmont Mining Corp.	82,507	1,559,382
		2,221,582
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,124	118,993
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	2,663	215,889
Independent Power Producers — 0.0%
NRG Energy, Inc.	11,460	308,847
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,255	250,756

3

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,891	272,739
Airgas, Inc.	1,048	120,709
Praxair, Inc.	4,642	601,417
		994,865
Instruments-Controls — 0.5%
Honeywell International, Inc.	49,802	4,976,216
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,532	66,994
Waters Corp.†	988	111,368
		178,362
Insurance Brokers — 1.0%
Aon PLC	4,059	384,915
Marsh & McLennan Cos., Inc.	143,684	8,224,472
Willis Group Holdings PLC	20,200	905,162
		9,514,549
Insurance-Life/Health — 1.0%
Aflac, Inc.	15,273	933,028
Lincoln National Corp.	8,806	507,842
Principal Financial Group, Inc.	85,807	4,456,816
Prudential Financial, Inc.	15,524	1,404,301
Sun Life Financial, Inc.	35,900	1,294,554
Torchmark Corp.	4,360	236,181
Unum Group	8,541	297,910
		9,130,632
Insurance-Multi-line — 1.7%
ACE, Ltd.	38,394	4,410,703
Allstate Corp.	8,388	589,257
American International Group, Inc.(2)	47,451	2,657,731
Assurant, Inc.	2,381	162,932
Cincinnati Financial Corp.	4,987	258,476
Genworth Financial, Inc., Class A†	16,835	143,097
Hartford Financial Services Group, Inc.	14,625	609,716
Loews Corp.	59,945	2,518,889
MetLife, Inc.	77,807	4,208,581
XL Group PLC	8,747	300,634
		15,860,016
Insurance-Property/Casualty — 0.4%
Chubb Corp.	22,793	2,358,392
Progressive Corp.	18,131	489,355
Travelers Cos., Inc.	11,233	1,189,013
		4,036,760
Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	61,810	9,280,772
Internet Security — 0.6%
Symantec Corp.	205,727	5,277,926
Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	697	147,931
BlackRock, Inc.	14,154	5,060,904
Franklin Resources, Inc.	6,512	360,570
Invesco, Ltd.	118,029	4,664,506
Och-Ziff Capital Management Group LLC, Class A	6,000	70,080
T. Rowe Price Group, Inc.	2,901	249,080
		10,553,071
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	20,520	1,878,196
Joy Global, Inc.	37,028	1,722,542
		3,600,738
Machinery-Farming — 0.4%
Deere & Co.	38,849	3,436,971
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,018	159,164
Machinery-Pumps — 0.3%
Flowserve Corp.	7,120	425,990
Xylem, Inc.	59,665	2,271,446
		2,697,436
Medical Instruments — 0.1%
Boston Scientific Corp.†	24,279	321,697
St Jude Medical, Inc.	3,683	239,505
		561,202
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	2,864	309,026
Quest Diagnostics, Inc.	35,999	2,414,093
		2,723,119
Medical Products — 1.0%
Baxter International, Inc.	49,582	3,633,865
Covidien PLC	50,700	5,185,596
Varian Medical Systems, Inc.†	1,051	90,922
Zimmer Holdings, Inc.	1,894	214,817
		9,125,200
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.	25,950	4,133,576
Vertex Pharmaceuticals, Inc.†	30,274	3,596,551
		7,730,127
Medical-Drugs — 5.8%
Abbott Laboratories	30,624	1,378,693
AstraZeneca PLC ADR	41,300	2,906,694
Bristol-Myers Squibb Co.	169,026	9,977,605
Eli Lilly & Co.	12,952	893,558
GlaxoSmithKline PLC(1)	63,360	1,355,590
Johnson & Johnson	88,348	9,238,550
Merck & Co., Inc.	235,644	13,382,223
Pfizer, Inc.	346,432	10,791,357
Roche Holding AG ADR	122,400	4,160,376
		54,084,646
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	2,386	398,844
Medical-HMO — 0.5%
Aetna, Inc.	6,557	582,458
Anthem, Inc.	9,150	1,149,881
Cigna Corp.	4,965	510,948
Humana, Inc.	5,197	746,445
UnitedHealth Group, Inc.	16,592	1,677,285
		4,667,017

4

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,666	84,416
Universal Health Services, Inc., Class B	1,451	161,439
		245,855
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	11,218	905,629
McKesson Corp.	4,559	946,357
		1,851,986
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,222	535,235
Metal-Aluminum — 0.1%
Alcoa, Inc.	39,957	630,921
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	35,221	822,763
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,050	201,026
Multimedia — 1.2%
Pearson PLC(1)	45,619	839,172
Thomson Reuters Corp.	77,700	3,134,418
Time Warner, Inc.	47,000	4,014,740
Twenty-First Century Fox, Inc., Class A	27,026	1,037,933
Viacom, Inc., Class B	6,136	461,734
Walt Disney Co.	17,600	1,657,744
		11,145,741
Networking Products — 1.6%
Cisco Systems, Inc.	524,748	14,595,866
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	8,556	344,379
Waste Management, Inc.	7,217	370,376
		714,755
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	6,813	166,033
Xerox Corp.	36,372	504,116
		670,149
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,088	160,205
Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	42,478	1,559,367
Ensco PLC, Class A	7,942	237,863
Helmerich & Payne, Inc.	3,669	247,364
Nabors Industries, Ltd.	9,811	127,347
Noble Corp. PLC	8,541	141,524
Transocean, Ltd.	11,542	211,565
		2,525,030
Oil Companies-Exploration & Production — 4.2%
Anadarko Petroleum Corp.	30,540	2,519,550
Apache Corp.	86,161	5,399,710
BG Group PLC(1)	262,478	3,493,774
Chesapeake Energy Corp.	17,585	344,138
Cimarex Energy Co.	1,449	153,594
ConocoPhillips	59,822	4,131,307
Denbury Resources, Inc.	11,950	97,154
Devon Energy Corp.	13,035	797,872
EOG Resources, Inc.	57,600	5,303,232
EQT Corp.	1,746	132,172
Hess Corp.	63,114	4,659,076
Newfield Exploration Co.†	4,651	126,135
Noble Energy, Inc.	12,215	579,357
Occidental Petroleum Corp.	26,283	2,118,673
Pioneer Natural Resources Co.	24,965	3,716,040
QEP Resources, Inc.	5,618	113,596
Southwestern Energy Co.†	166,319	4,538,846
Talisman Energy, Inc.	148,400	1,161,972
		39,386,198
Oil Companies-Integrated — 6.0%
BP PLC ADR	37,004	1,410,593
Chevron Corp.	210,595	23,624,547
Exxon Mobil Corp.	202,543	18,725,100
Marathon Oil Corp.	152,476	4,313,546
Murphy Oil Corp.	56,255	2,842,003
Phillips 66	18,762	1,345,235
Royal Dutch Shell PLC ADR	60,800	4,070,560
		56,331,584
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	3,748	187,213
FMC Technologies, Inc.†	2,536	118,786
National Oilwell Varco, Inc.	14,595	956,410
		1,262,409
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	9,497	857,199
Tesoro Corp.	4,279	318,144
Valero Energy Corp.	17,668	874,566
		2,049,909
Oil-Field Services — 1.0%
Baker Hughes, Inc.	14,666	822,323
Halliburton Co.	107,625	4,232,891
Schlumberger, Ltd.	47,317	4,041,345
		9,096,559
Paper & Related Products — 1.3%
International Paper Co.	186,847	10,011,262
MeadWestvaco Corp.	46,951	2,084,155
		12,095,417
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	13,184	1,116,289
Pipelines — 0.1%
ONEOK, Inc.	7,057	351,368
Spectra Energy Corp.	10,690	388,047
		739,415
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	5,925	445,916
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	7,655	244,424
New York Times Co., Class A	68,900	910,858
News Corp., Class A†	77,009	1,208,271
		2,363,553
Real Estate Investment Trusts — 1.2%
Digital Realty Trust, Inc.	21,700	1,438,710

5

HCP, Inc.	6,849	301,561
Host Hotels & Resorts, Inc.	189,500	4,504,415
Plum Creek Timber Co., Inc.	2,981	127,557
Prologis, Inc.	16,947	729,229
Rayonier, Inc.	40,900	1,142,746
Vornado Realty Trust	2,308	271,675
Weyerhaeuser Co.	76,111	2,731,624
		11,247,517
Retail-Apparel/Shoe — 0.7%
Coach, Inc.	30,941	1,162,144
Gap, Inc.	5,065	213,287
L Brands, Inc.	2,500	216,375
PVH Corp.	39,393	5,049,001
Urban Outfitters, Inc.†	3,391	119,126
		6,759,933
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,468	88,682
CarMax, Inc.†	3,650	243,017
		331,699
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,202	243,896
Retail-Building Products — 0.5%
Home Depot, Inc.	47,700	5,007,069
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,678	124,316
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	9,868	384,655
Retail-Discount — 1.3%
Costco Wholesale Corp.	14,838	2,103,286
Dollar General Corp.†	46,608	3,295,186
Family Dollar Stores, Inc.	1,693	134,103
Target Corp.	21,590	1,638,897
Wal-Mart Stores, Inc.	53,533	4,597,414
		11,768,886
Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	29,484	2,246,681
Retail-Jewelry — 0.0%
Tiffany & Co.	2,983	318,763
Retail-Major Department Stores — 0.6%
Nordstrom, Inc.	63,350	5,029,356
TJX Cos., Inc.	7,939	544,457
		5,573,813
Retail-Office Supplies — 0.3%
Staples, Inc.	171,086	3,100,078
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,617	131,454
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	63,347	3,866,701
Macy’s, Inc.	45,071	2,963,418
		6,830,119
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	4,496	263,600
McDonald’s Corp.	23,934	2,242,616
Starbucks Corp.	8,370	686,759
Yum! Brands, Inc.	6,525	475,346
		3,668,321
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	9,306	265,872
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	16,310	165,057
People’s United Financial, Inc.	10,439	158,464
		323,521
Security Services — 0.0%
ADT Corp.	5,916	214,337
Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	41,869	2,324,567
Linear Technology Corp.	3,719	169,586
Marvell Technology Group, Ltd.	317,700	4,606,650
Maxim Integrated Products, Inc.	192,448	6,133,318
QUALCOMM, Inc.	44,500	3,307,685
		16,541,806
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	146,667	3,654,942
KLA-Tencor Corp.	3,066	215,601
		3,870,543
Steel-Producers — 0.7%
Nucor Corp.	62,413	3,061,358
Steel Dynamics, Inc.	181,450	3,581,823
		6,643,181
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,685	128,127
Telecommunication Equipment — 0.4%
Harris Corp.	45,945	3,299,770
Juniper Networks, Inc.	13,049	291,254
		3,591,024
Telephone-Integrated — 3.1%
AT&T, Inc.	360,084	12,095,222
CenturyLink, Inc.	65,164	2,579,191
Frontier Communications Corp.	19,021	126,870
Telefonica SA(1)	89,531	1,280,648
Verizon Communications, Inc.	280,490	13,121,322
Windstream Holdings, Inc.	8,377	69,027
		29,272,280
Television — 0.5%
CBS Corp., Class B	87,777	4,857,579
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,113	172,916
Tobacco — 0.8%
British American Tobacco PLC ADR	47,200	5,089,104
Philip Morris International, Inc.	23,699	1,930,284
		7,019,388
Tools-Hand Held — 0.4%
Snap-on, Inc.	670	91,616

6

Stanley Black & Decker, Inc.	33,610	3,229,249
		3,320,865
Toys — 0.4%
Hasbro, Inc.	1,955	107,505
Mattel, Inc.	114,585	3,545,833
		3,653,338
Transport-Rail — 0.1%
Kansas City Southern	1,721	210,014
Norfolk Southern Corp.	3,461	379,360
		589,374
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	3,468	154,708
FedEx Corp.	4,018	697,766
Ryder System, Inc.	1,798	166,944
United Parcel Service, Inc., Class B	43,059	4,786,869
		5,806,287
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	11,334	760,285
Total Common Stocks (cost $749,930,166)		884,562,184
EXCHANGE-TRADED FUNDS — 1.5%
iShares S&P 500 Value Index Fund (cost $14,510,131)	156,507	14,675,662
Total Long-Term Investment Securities (cost $764,440,297)		899,237,846

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
T. Rowe Price Reserve Investment Fund (cost $22,553,194)	22,553,194	22,553,194

REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$2,360,000	2,360,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	3,040,000	3,040,000
BNP Paribas SA Joint Repurchase Agreement(3)	3,025,000	3,025,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,865,000	1,865,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(3)	3,025,000	3,025,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	1,699,000	1,699,000
Total Repurchase Agreements (cost $15,014,000)		15,014,000
TOTAL INVESTMENTS (cost $802,007,491)(4)	99.9%	936,805,040
Other assets less liabilities	0.1	492,717
NET ASSETS	100.0%	$937,297,757

†                                         Non-income producing security

(1)                                 Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $7,530,552 representing 0.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)                                 Security represents an investment in an affiliated company; see Note 3.

(3)                                 See Note 2 for details of Joint Repurchase Agreements.

(4)                                 See Note 4 for cost of investments on a tax basis.

ADR                     — American Depository Receipt

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2014	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2015	$900,420	$923,000	$22,580

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$1,586,103	$561,368	$—	$2,147,471
Medical-Drugs	52,729,056	1,355,590	—	54,084,646
Multimedia	10,306,569	839,172	—	11,145,741
Oil Companies-Exploration & Production	35,892,424	3,493,774	—	39,386,198
Telephone-Integrated	27,991,632	1,280,648	—	29,272,280
Other Industries	748,525,848	—	—	748,525,848
Exchange-Traded Funds	14,675,662	—	—	14,675,662
Short-Term Investment Securities	22,553,194	—	—	22,553,194
Repurchase Agreements	—	15,014,000	—	15,014,000
Total Investment at Value	$914,260,488	$22,544,552	$—	$936,805,040

Other Financial Instruments:+
Open Futures Contracts	$22,580	$—	$—	$22,580

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.5%
Advanced Materials — 0.0%
Hexcel Corp.†	1,942	$80,574
Advertising Agencies — 0.7%
Alliance Data Systems Corp.†	1,665	476,273
Interpublic Group of Cos., Inc.	18,619	386,717
Omnicom Group, Inc.	6,836	529,585
		1,392,575
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	386	4,088
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	2,374	200,555
Spirit AeroSystems Holdings, Inc., Class A†	2,228	95,893
TransDigm Group, Inc.	2,751	540,159
		836,607
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.†	2,090	121,262
KLX, Inc.†	1,045	43,106
Triumph Group, Inc.	242	16,267
		180,635
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	600	163,524
Airlines — 1.8%
Alaska Air Group, Inc.	7,696	459,913
Copa Holdings SA, Class A	3,418	354,242
Southwest Airlines Co.	23,836	1,008,739
Spirit Airlines, Inc.†	13,345	1,008,615
United Continental Holdings, Inc.†	13,621	911,109
		3,742,618
Apparel Manufacturers — 1.2%
Carter’s, Inc.	1,065	92,985
Hanesbrands, Inc.	7,777	868,069
Michael Kors Holdings, Ltd.†	4,023	302,127
Ralph Lauren Corp.	882	163,311
Under Armour, Inc., Class A†	3,437	233,372
VF Corp.	6,855	513,440
Vince Holding Corp.†	13,294	347,505
		2,520,809
Appliances — 0.7%
Whirlpool Corp.	7,821	1,515,241
Applications Software — 1.8%
Check Point Software Technologies, Ltd.†	1,600	125,712
Citrix Systems, Inc.†	2,946	187,955
Dealertrack Technologies, Inc.†	2,600	115,206
Intuit, Inc.	9,708	894,981
NetSuite, Inc.†	3,524	384,715
New Relic, Inc.†	4,392	153,005
PTC, Inc.†	2,356	86,347
Red Hat, Inc.†	11,561	799,328
ServiceNow, Inc.†	12,445	844,393
Tableau Software, Inc., Class A†	2,657	225,207
		3,816,849
Athletic Equipment — 0.4%
Jarden Corp.†	17,113	819,370
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	6,216	215,384
Ritchie Bros. Auctioneers, Inc.	6,700	180,163
Sotheby’s	3,000	129,540
		525,087
Audio/Video Products — 0.4%
Harman International Industries, Inc.	7,382	787,733
Auto-Cars/Light Trucks — 0.4%
Tesla Motors, Inc.†	3,870	860,727
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	174	5,826
PACCAR, Inc.	9,608	653,440
		659,266
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	2,682	90,920
BorgWarner, Inc.	4,542	249,583
Delphi Automotive PLC	6,100	443,592
Lear Corp.	1,293	126,817
WABCO Holdings, Inc.†	2,924	306,377
		1,217,289
Banks-Commercial — 0.2%
BankUnited, Inc.	5,800	168,026
Signature Bank†	923	116,261
SVB Financial Group†	1,986	230,515
		514,802
Banks-Fiduciary — 0.4%
Northern Trust Corp.	13,075	881,255
Beverages-Non-alcoholic — 0.8%
Coca-Cola Enterprises, Inc.	4,995	220,879
Dr Pepper Snapple Group, Inc.	5,801	415,816
Monster Beverage Corp.†	9,856	1,067,897
		1,704,592
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	6,680	586,771
Constellation Brands, Inc., Class A†	2,969	291,467
		878,238
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	4,559	157,058
Discovery Communications, Inc., Class C†	18,859	635,925
Scripps Networks Interactive, Inc., Class A	2,098	157,916
Starz, Class A†	1,630	48,411
		999,310
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	2,998	153,258
Fortune Brands Home & Security, Inc.	7,577	343,011
USG Corp.†	1,849	51,753
		548,022
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	975	92,693
Building Products-Cement — 1.0%
Eagle Materials, Inc.	10,282	781,741
Martin Marietta Materials, Inc.	8,507	938,492

1

Vulcan Materials Co.	5,000	328,650
		2,048,883
Building Products-Wood — 0.1%
Masco Corp.	7,085	178,542
Building-Heavy Construction — 0.5%
Chicago Bridge & Iron Co. NV	1,957	82,155
SBA Communications Corp., Class A†	8,859	981,223
		1,063,378
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,261	41,739
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	912	50,953
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	525	13,277
Lennar Corp., Class A	215	9,634
NVR, Inc.†	83	105,853
Toll Brothers, Inc.†	5,900	202,193
		330,957
Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	3,885	80,187
Charter Communications, Inc., Class A†	3,076	512,523
DISH Network Corp., Class A†	3,106	226,396
		819,106
Casino Hotels — 0.5%
MGM Resorts International†	14,428	308,471
Wynn Resorts, Ltd.	4,708	700,362
		1,008,833
Casino Services — 0.0%
Gaming and Leisure Properties, Inc.	279	8,186
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	5,800	156,252
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	7,165	429,613
FMC Corp.	5,346	304,882
Huntsman Corp.	2,813	64,080
Rockwood Holdings, Inc.	92	7,250
Sociedad Quimica y Minera de Chile SA ADR	4,700	112,236
Westlake Chemical Corp.	696	42,519
		960,580
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	98	2,185
Chemicals-Specialty — 1.1%
Albemarle Corp.	642	38,603
Ashland, Inc.	1,800	215,568
Cabot Corp.	81	3,553
Cytec Industries, Inc.	169	7,803
Eastman Chemical Co.	2,715	205,960
International Flavors & Fragrances, Inc.	1,614	163,595
NewMarket Corp.	177	71,425
Platform Specialty Products Corp.†	52,272	1,213,756
Sigma-Aldrich Corp.	1,085	148,938
W.R. Grace & Co.†	1,306	124,579
		2,193,780
Coatings/Paint — 1.0%
Axalta Coating Systems, Ltd.†	660	17,173
RPM International, Inc.	7,053	357,658
Sherwin-Williams Co.	4,510	1,186,310
Valspar Corp.	4,979	430,584
		1,991,725
Coffee — 0.3%
Keurig Green Mountain, Inc.	4,209	557,251
Commercial Services — 0.7%
Aramark	775	24,141
Cintas Corp.	1,599	125,426
CoStar Group, Inc.†	5,842	1,072,766
Live Nation Entertainment, Inc.†	1,457	38,042
Quanta Services, Inc.†	4,726	134,171
ServiceMaster Global Holdings Inc†	532	14,242
		1,408,788
Commercial Services-Finance — 1.8%
Equifax, Inc.	5,196	420,201
FleetCor Technologies, Inc.†	1,646	244,777
Global Payments, Inc.	4,266	344,394
H&R Block, Inc.	5,448	183,489
McGraw Hill Financial, Inc.	9,277	825,467
Moody’s Corp.	7,056	676,035
Morningstar, Inc.	383	24,784
SEI Investments Co.	2,473	99,019
Total System Services, Inc.	2,573	87,379
Vantiv, Inc., Class A†	12,275	416,368
Western Union Co.	10,676	191,207
WEX, Inc.†	1,200	118,704
		3,631,824
Communications Software — 0.0%
SolarWinds, Inc.†	1,305	65,028
Computer Aided Design — 0.3%
ANSYS, Inc.†	2,324	190,568
Autodesk, Inc.†	5,866	352,312
		542,880
Computer Graphics — 0.0%
Atlassian Class A FDR(restricted)†(2)(3)(4)	441	8,379
Atlassian Class A FDR(unrestricted)†(2)(3)(4)	304	5,776
Atlassian Series 1†(2)(3)(4)	775	14,725
Atlassian Series 2†(2)(3)(4)	2,075	39,425
		68,305
Computer Services — 0.8%
Computer Sciences Corp.	174	10,971
DST Systems, Inc.	487	45,851
Genpact, Ltd.†	4,648	87,986
IHS, Inc., Class A†	12,801	1,457,778
		1,602,586
Computer Software — 0.9%
Akamai Technologies, Inc.†	24,148	1,520,358
Rackspace Hosting, Inc.†	5,430	254,178
		1,774,536

2

Computers-Integrated Systems — 0.2%
Diebold, Inc.	1,282	44,408
Jack Henry & Associates, Inc.	1,678	104,271
NCR Corp.†	319	9,296
Riverbed Technology, Inc.†	3,190	65,108
Teradata Corp.†	2,472	107,977
VeriFone Systems, Inc.†	2,213	82,324
		413,384
Computers-Memory Devices — 0.3%
NetApp, Inc.	2,229	92,392
SanDisk Corp.	4,934	483,433
		575,825
Computers-Other — 0.1%
3D Systems Corp.†	2,183	71,755
Stratasys, Ltd.†	2,556	212,429
		284,184
Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	1,378	36,559
Corporate Executive Board Co.	1,500	108,795
Gartner, Inc.†	6,491	546,607
Verisk Analytics, Inc., Class A†	10,406	666,504
		1,358,465
Consumer Products-Misc. — 0.5%
Clorox Co.	3,718	387,453
Samsonite International SA(1)	197,790	585,511
Spectrum Brands Holdings, Inc.	421	40,281
		1,013,245
Containers-Metal/Glass — 0.4%
Ball Corp.	9,370	638,753
Crown Holdings, Inc.†	2,752	140,077
Owens-Illinois, Inc.†	1,971	53,197
Silgan Holdings, Inc.	865	46,364
		878,391
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	1,953	152,431
Sealed Air Corp.	4,288	181,940
		334,371
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	3,522	33,072
Coty, Inc., Class A	1,099	22,705
		55,777
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,668	124,756
Royal Caribbean Cruises, Ltd.	2,400	197,832
		322,588
Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	2,396	110,647
Dun & Bradstreet Corp.	261	31,571
Fidelity National Information Services, Inc.	8,607	535,355
Fiserv, Inc.†	10,951	777,193
Paychex, Inc.	8,012	369,914
		1,824,680
Decision Support Software — 0.1%
MSCI, Inc.	3,927	186,297
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	5,321	297,497
DENTSPLY International, Inc.	3,675	195,767
Patterson Cos., Inc.	151	7,263
		500,527
Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	3,541	525,024
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,324	327,500
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,514	252,263
Distribution/Wholesale — 1.9%
Fastenal Co.	32,910	1,565,199
Fossil Group, Inc.†	2,524	279,508
Genuine Parts Co.	2,856	304,364
HD Supply Holdings, Inc.†	32,090	946,334
LKQ Corp.†	5,997	168,636
WW Grainger, Inc.	2,657	677,243
		3,941,284
Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.(1)	14,957	682,563
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	677	38,190
Colfax Corp.†	6,294	324,582
Crane Co.	351	20,604
Dover Corp.	2,441	175,068
Ingersoll-Rand PLC	455	28,842
ITT Corp.	409	16,548
Parker-Hannifin Corp.	1,576	203,225
Pentair PLC	264	17,535
Textron, Inc.	29,637	1,248,014
Trinity Industries, Inc.	2,357	66,020
		2,138,628
Diversified Operations — 0.1%
Leucadia National Corp.	1,199	26,882
Liberty TripAdvisor Holdings, Inc. Class A†	1,462	39,328
Restaurant Brands International, Inc.†	4,235	165,334
		231,544
Drug Delivery Systems — 0.2%
Catalent, Inc.†	14,700	409,836
E-Commerce/Products — 0.6%
MercadoLibre, Inc.	1,400	178,738
The Honest Company, Inc.†(2)(3)(4)	1,850	50,505
Vipshop Holdings, Ltd. ADR†	8,200	160,228
zulily, Inc., Class A†	34,939	817,573
		1,207,044
E-Commerce/Services — 2.0%
Coupons.com, Inc.†	5,809	103,110
Expedia, Inc.	2,008	171,403

3

Groupon, Inc.†	9,560	78,966
IAC/InterActiveCorp	609	37,021
Liberty Interactive Corp., Class A†	10,676	314,088
Liberty Ventures, Series A†	3,666	138,282
Netflix, Inc.†	5,643	1,927,705
TripAdvisor, Inc.†	8,853	660,965
Wayfair, Inc., Class A†	5,330	105,800
Zillow, Inc., Class A†	6,345	671,872
		4,209,212
E-Services/Consulting — 0.0%
CDW Corp.	1,725	60,668
Electric Products-Misc. — 0.5%
AMETEK, Inc.	8,774	461,776
Mobileye NV†	16,036	650,420
		1,112,196
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,957	119,552
Electronic Components-Misc. — 0.6%
Gentex Corp.	5,606	202,545
TE Connectivity, Ltd.	15,686	992,139
		1,194,684
Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	12,273	32,769
Altera Corp.	16,927	625,283
ARM Holdings PLC ADR	9,800	453,740
Avago Technologies, Ltd.	4,964	499,329
Cree, Inc.†	1,327	42,756
First Solar, Inc.†	6,900	307,706
Freescale Semiconductor, Ltd.†	1,927	48,618
IPG Photonics Corp.†	3,059	229,180
Microchip Technology, Inc.	7,330	330,656
NVIDIA Corp.	1,816	36,411
ON Semiconductor Corp.†	4,495	45,534
Skyworks Solutions, Inc.	8,066	586,479
Sumco Corp.†(1)	12,500	179,747
SunEdison, Inc.†	24,594	479,829
Xilinx, Inc.	10,830	468,831
		4,366,868
Electronic Connectors — 0.3%
Amphenol Corp., Class A	12,844	691,136
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	53,343	1,011,917
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	8,552	350,119
FLIR Systems, Inc.	1,969	63,618
Keysight Technologies, Inc.†	3,475	117,351
National Instruments Corp.	1,975	61,403
Trimble Navigation, Ltd.†	12,983	344,569
		937,060
Electronic Parts Distribution — 0.0%
Avnet, Inc.	557	23,962
Electronic Security Devices — 0.2%
Allegion PLC	1,917	106,317
Tyco International PLC	7,395	324,345
		430,662
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	843	45,084
Engineering/R&D Services — 0.7%
AECOM Technology Corp.†	37,990	1,153,756
Fluor Corp.	1,931	117,077
Jacobs Engineering Group, Inc.†	3,200	143,008
		1,413,841
Enterprise Software/Service — 1.1%
Guidewire Software, Inc.†	3,700	187,331
Informatica Corp.†	1,962	74,821
Tyler Technologies, Inc.†	5,224	571,715
Veeva Systems, Inc., Class A†	39,435	1,041,478
Workday, Inc., Class A†	4,557	371,897
		2,247,242
Entertainment Software — 0.4%
Activision Blizzard, Inc.	26,292	529,784
Electronic Arts, Inc.†	4,787	225,061
		754,845
Filtration/Separation Products — 0.5%
CLARCOR, Inc.	1,800	119,952
Donaldson Co., Inc.	9,393	362,852
Pall Corp.	6,081	615,458
		1,098,262
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	4,807	113,541
Finance-Consumer Loans — 0.1%
LendingClub Corp.†	3,000	75,900
Ocwen Financial Corp.†	1,966	29,687
Santander Consumer USA Holdings, Inc.	117	2,294
SLM Corp.	2,856	29,103
Synchrony Financial†	1,844	54,859
		191,843
Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	13,000	315,315
Lazard, Ltd., Class A	8,354	417,951
LPL Financial Holdings, Inc.	7,035	313,409
TD Ameritrade Holding Corp.	13,873	496,376
		1,543,051
Finance-Leasing Companies — 0.0%
Air Lease Corp.	129	4,426
Finance-Mortgage Loan/Banker — 0.3%
CoreLogic, Inc.†	9,900	312,741
FNF Group	9,900	341,055
FNFV Group†	1,999	31,464
Nationstar Mtg. Holdings, Inc.†	385	10,853
		696,113
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	8,106	514,083
Intercontinental Exchange, Inc.	2,469	541,427
		1,055,510

4

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	31,790	826,222
Food-Baking — 0.1%
Flowers Foods, Inc.	15,364	294,835
Food-Confectionery — 0.3%
Hershey Co.	5,569	578,786
J.M. Smucker Co.	1,400	141,372
		720,158
Food-Dairy Products — 0.1%
WhiteWave Foods Co., Class A†	3,455	120,890
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,657	138,430
Tyson Foods, Inc., Class A	324	12,989
		151,419
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	2,295	100,980
Hain Celestial Group, Inc.†	1,822	106,204
Ingredion, Inc.	220	18,665
McCormick & Co., Inc.	7,392	549,226
		775,075
Food-Retail — 1.2%
Fresh Market, Inc.†	3,400	140,080
Kroger Co.	10,095	648,200
Sprouts Farmers Market, Inc.†	9,240	313,975
Whole Foods Market, Inc.	25,526	1,287,021
		2,389,276
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	686	62,453
Wolverine World Wide, Inc.	4,100	120,827
		183,280
Funeral Services & Related Items — 0.0%
Service Corp. International	3,299	74,887
Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	889	55,403
Toro Co.	1,119	71,403
		126,806
Gas-Distribution — 0.1%
NiSource, Inc.	4,600	195,132
Gold Mining — 0.1%
Eldorado Gold Corp.	20,300	123,424
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	3,287	157,940
Stericycle, Inc.†	2,483	325,472
		483,412
Heart Monitors — 0.4%
HeartWare International, Inc.†	10,030	736,503
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	3,259	124,135
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,359	57,907
Tempur Sealy International, Inc.†	1,207	66,276
		124,183
Hotels/Motels — 2.1%
Choice Hotels International, Inc.	4,246	237,861
Diamond Resorts International, Inc.†	40,301	1,124,398
Extended Stay America, Inc.	4,900	94,619
Hilton Worldwide Holdings, Inc.†	33,250	867,493
Hyatt Hotels Corp., Class A†	44	2,649
Marriott International, Inc., Class A	8,413	656,466
Starwood Hotels & Resorts Worldwide, Inc.	5,788	469,233
Wyndham Worldwide Corp.	11,427	979,980
		4,432,699
Housewares — 0.0%
Tupperware Brands Corp.	1,001	63,063
Human Resources — 0.3%
Manpowergroup, Inc.	3,300	224,961
Robert Half International, Inc.	6,032	352,148
Team Health Holdings, Inc.†	2,300	132,319
		709,428
Independent Power Producers — 0.0%
Calpine Corp.†	1,096	24,254
Industrial Audio & Video Products — 0.8%
GoPro, Inc., Class A†	12,795	808,900
Imax Corp.†	29,108	899,437
		1,708,337
Industrial Automated/Robotic — 0.7%
Cognex Corp.†	23,772	982,497
Nordson Corp.	2,778	216,573
Rockwell Automation, Inc.	2,750	305,800
		1,504,870
Industrial Gases — 0.3%
Airgas, Inc.	4,675	538,466
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,780	538,379
Sensata Technologies Holding NV†	11,500	602,715
		1,141,094
Instruments-Scientific — 0.2%
FEI Co.	2,400	216,840
PerkinElmer, Inc.	424	18,542
Waters Corp.†	1,684	189,820
		425,202
Insurance Brokers — 0.3%
Aon PLC	4,527	429,295
Arthur J. Gallagher & Co.	2,948	138,792
Brown & Brown, Inc.	137	4,509
Erie Indemnity Co., Class A	485	44,023
		616,619
Insurance-Multi-line — 0.0%
American Financial Group, Inc.	236	14,330
Insurance-Property/Casualty — 0.2%
HCC Insurance Holdings, Inc.	2,500	133,800

5

Progressive Corp.	6,900	186,231
		320,031
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc.	381	33,383
Internet Application Software — 0.1%
Splunk, Inc.†	2,349	138,474
Internet Content-Entertainment — 0.7%
Pandora Media, Inc.†	10,280	183,292
Shutterstock, Inc.†	10,048	694,317
Twitter, Inc.†	17,409	624,461
		1,502,070
Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	4,273	981,551
Yelp, Inc.†	11,639	637,002
		1,618,553
Internet Incubators — 0.1%
HomeAway, Inc.†	5,018	149,436
Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	9,244	1,206,018
Internet Security — 0.3%
FireEye, Inc.†	1,379	43,549
VeriSign, Inc.†	8,688	495,216
		538,765
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	1,097	232,827
Ameriprise Financial, Inc.	1,319	174,438
Artisan Partners Asset Management, Inc., Class A	3,145	158,917
Eaton Vance Corp.	2,390	97,823
Federated Investors, Inc., Class B	1,371	45,147
Financial Engines, Inc.	3,600	131,580
Invesco, Ltd.	4,281	169,185
Legg Mason, Inc.	806	43,016
NorthStar Asset Management Group, Inc.	779	17,582
T. Rowe Price Group, Inc.	5,220	448,189
Waddell & Reed Financial, Inc., Class A	1,692	84,296
		1,603,000
Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	8,220	1,151,375
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	543	37,516
Machinery-Construction & Mining — 0.1%
Terex Corp.	4,300	119,884
Machinery-General Industrial — 0.8%
IDEX Corp.	4,028	313,540
Manitowoc Co., Inc.	2,685	59,338
Middleby Corp.†	1,137	112,677
Roper Industries, Inc.	3,796	593,505
Wabtec Corp.	5,815	505,265
Zebra Technologies Corp., Class A†	1,001	77,487
		1,661,812
Machinery-Pumps — 0.6%
Flowserve Corp.	8,928	534,162
Graco, Inc.	4,903	393,123
Xylem, Inc.	10,447	397,717
		1,325,002
Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	1,329	16,971
athenahealth, Inc.†	1,649	240,259
Cerner Corp.†	19,524	1,262,422
IMS Health Holdings, Inc.†	1,484	38,050
Medidata Solutions, Inc.†	2,700	128,925
		1,686,627
Medical Instruments — 1.5%
Bio-Techne Corp.	356	32,895
Boston Scientific Corp.†	2,497	33,085
Bruker Corp.†	8,687	170,439
DexCom, Inc.†	27,945	1,538,372
Edwards Lifesciences Corp.†	2,095	266,861
Intuitive Surgical, Inc.†	1,408	744,748
St Jude Medical, Inc.	3,636	236,449
Thoratec Corp.†	3,700	120,102
		3,142,951
Medical Labs & Testing Services — 0.1%
Covance, Inc.†	1,031	107,059
Laboratory Corp. of America Holdings†	666	71,861
		178,920
Medical Products — 1.3%
Becton Dickinson and Co.	8,113	1,129,005
Cooper Cos., Inc.	703	113,949
Henry Schein, Inc.†	3,694	502,938
Hill-Rom Holdings, Inc.	74	3,376
Hospira, Inc.†	3,600	220,500
Sirona Dental Systems, Inc.†	3,704	323,619
Teleflex, Inc.	2,300	264,086
Varian Medical Systems, Inc.†	2,064	178,557
Zimmer Holdings, Inc.	248	28,128
		2,764,158
Medical-Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	2,000	370,060
Alnylam Pharmaceuticals, Inc.†	5,531	536,507
BioMarin Pharmaceutical, Inc.†	6,399	578,470
Bluebird Bio, Inc.†	800	73,376
Charles River Laboratories International, Inc.†	453	28,829
Cubist Pharmaceuticals, Inc.†	1,417	142,621
Illumina, Inc.†	2,771	511,471
Incyte Corp.†	14,931	1,091,605
Intercept Pharmaceuticals, Inc.†	746	116,376
Medivation, Inc.†	1,519	151,308
Myriad Genetics, Inc.†	4,002	136,308
NPS Pharmaceuticals, Inc.†	11,980	428,525
Puma Biotechnology, Inc.†	1,000	189,270
Regeneron Pharmaceuticals, Inc.†	2,430	996,907
Seattle Genetics, Inc.†	5,407	173,727

6

United Therapeutics Corp.†	1,951	252,635
Vertex Pharmaceuticals, Inc.†	8,851	1,051,499
		6,829,494
Medical-Drugs — 2.2%
ACADIA Pharmaceuticals, Inc.†	6,800	215,900
Akorn, Inc.†	3,600	130,320
Alkermes PLC†	8,856	518,607
Endo International PLC†	7,924	571,479
Jazz Pharmaceuticals PLC†	2,479	405,887
Mallinckrodt PLC†	1,625	160,924
Ono Pharmaceutical Co., Ltd.(1)	10,780	955,238
Pacira Pharmaceuticals, Inc.†	1,400	124,124
Quintiles Transnational Holdings, Inc.†	3,028	178,258
Receptos, Inc.†	600	73,506
Salix Pharmaceuticals, Ltd.†	3,159	363,095
Zoetis, Inc.	20,556	884,525
		4,581,863
Medical-Generic Drugs — 0.8%
Actavis PLC†	4,100	1,055,381
Mylan, Inc.†	7,426	418,603
Perrigo Co. PLC	630	105,311
		1,579,295
Medical-HMO — 0.4%
Centene Corp.†	1,145	118,908
Cigna Corp.	2,014	207,261
Humana, Inc.	2,100	301,623
WellCare Health Plans, Inc.†	2,400	196,944
		824,736
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	615	45,135
Tenet Healthcare Corp.†	1,939	98,249
Universal Health Services, Inc., Class B	2,088	232,311
		375,695
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	642	21,526
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	10,177	917,558
Cardinal Health, Inc.	546	44,079
VWR Corp.†	311	8,045
		969,682
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	8,500	239,785
Timken Co.	103	4,396
		244,181
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	294	19,651
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,598	51,168
Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	22,285	1,468,804
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,169	51,085
Multimedia — 0.6%
FactSet Research Systems, Inc.	8,174	1,150,490
Markit Ltd†	6,000	158,580
		1,309,070
Networking Products — 0.5%
Arista Networks, Inc.†	11,161	678,142
Fortinet, Inc.†	2,722	83,457
Palo Alto Networks, Inc.†	2,477	303,606
		1,065,205
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	874	19,237
Waste Connections, Inc.	4,094	180,095
		199,332
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,839	44,816
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	655	33,981
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.	277	7,858
Helmerich & Payne, Inc.	1,299	87,579
Nabors Industries, Ltd.	584	7,580
Patterson-UTI Energy, Inc.	1,466	24,321
Seadrill, Ltd.	2,083	24,871
		152,209
Oil Companies-Exploration & Production — 3.0%
Antero Resources Corp.†	3,353	136,065
Cabot Oil & Gas Corp.	15,993	473,553
Chesapeake Energy Corp.	2,406	47,085
Cimarex Energy Co.	2,407	255,142
Cobalt International Energy, Inc.†	6,335	56,318
Concho Resources, Inc.†	4,738	472,616
Continental Resources, Inc.†	4,007	153,709
Diamondback Energy, Inc.†	12,750	762,195
Energen Corp.	8,287	528,379
EQT Corp.	8,332	630,732
Gulfport Energy Corp.†	1,372	57,267
Kosmos Energy, Ltd.†	2,098	17,602
Laredo Petroleum, Inc.†	1,355	14,024
Memorial Resource Development Corp.†	449	8,096
Noble Energy, Inc.	5,111	242,415
Oasis Petroleum, Inc.†	2,008	33,212
Pioneer Natural Resources Co.	7,150	1,064,278
QEP Resources, Inc.	453	9,160
Range Resources Corp.	11,556	617,668
Rice Energy, Inc.†	5,029	105,458
Seventy Seven Energy, Inc.†	170	920
SM Energy Co.	3,431	132,368
Southwestern Energy Co.†	7,015	191,439
Ultra Petroleum Corp.†	909	11,962
Unit Corp.†	63	2,148
Whiting Petroleum Corp.†	1,176	38,808
WPX Energy, Inc.†	6,700	77,921
		6,140,540
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	4,991	249,301

7

Dresser-Rand Group, Inc.†	1,518	124,172
Dril-Quip, Inc.†	809	62,075
FMC Technologies, Inc.†	4,673	218,883
		654,431
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	4,727	332,781
CVR Energy, Inc.	127	4,916
HollyFrontier Corp.	721	27,023
Murphy USA, Inc.†	430	29,610
PBF Energy, Inc., Class A	429	11,428
Tesoro Corp.	3,603	267,883
		673,641
Oil-Field Services — 0.3%
Core Laboratories NV	900	108,306
Frank’s International NV	5,587	92,912
MRC Global, Inc.†	916	13,877
NOW, Inc.†	179	4,606
Oceaneering International, Inc.	5,045	296,696
RPC, Inc.	1,221	15,922
Superior Energy Services, Inc.	211	4,252
Targa Resources Corp.	747	79,219
		615,790
Paper & Related Products — 0.0%
International Paper Co.	1,333	71,422
Veritiv Corp.†	23	1,193
		72,615
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	23,251	1,070,941
Pharmacy Services — 0.2%
Catamaran Corp.†	7,333	379,483
Physicians Practice Management — 0.6%
Envision Healthcare Holdings, Inc.†	28,598	992,065
MEDNAX, Inc.†	5,103	337,359
		1,329,424
Pipelines — 0.1%
ONEOK, Inc.	2,188	108,941
Platinum — 0.1%
Stillwater Mining Co.†	10,000	147,400
Poultry — 0.0%
Pilgrim’s Pride Corp.†	164	5,378
Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	24,193	1,131,265
Hubbell, Inc., Class B	2,587	276,369
SunPower Corp.†	80	2,066
		1,409,700
Precious Metals — 0.0%
Tahoe Resources, Inc.	261	3,620
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	391	6,571
Publishing-Periodicals — 0.6%
Nielsen NV	26,338	1,178,099
Quarrying — 0.1%
Compass Minerals International, Inc.	1,964	170,534
Radio — 0.1%
Sirius XM Holdings, Inc.†	51,521	180,323
Real Estate Investment Trusts — 1.8%
Apartment Investment & Management Co., Class A	1,642	61,000
Boston Properties, Inc.	364	46,843
Columbia Property Trust, Inc.	370	9,380
Crown Castle International Corp.	15,531	1,222,290
Equity LifeStyle Properties, Inc.	1,197	61,705
Extra Space Storage, Inc.	2,303	135,048
Federal Realty Investment Trust	1,986	265,052
Health Care REIT, Inc.	3,408	257,883
Healthcare Trust of America, Inc.	282	7,597
Iron Mountain, Inc.†	3,240	125,258
Lamar Advertising Co.	1,577	84,590
NorthStar Realty Finance Corp.	904	15,892
Omega Healthcare Investors, Inc.	821	32,077
Outfront Media, Inc.	151	4,053
Paramount Group, Inc.†	47,698	886,706
Plum Creek Timber Co., Inc.	1,694	72,486
Rayonier, Inc.	298	8,326
Tanger Factory Outlet Centers, Inc.	1,127	41,654
Taubman Centers, Inc.	1,174	89,717
Ventas, Inc.	2,766	198,322
Vornado Realty Trust	835	98,288
Weyerhaeuser Co.	1,109	39,802
		3,763,969
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	32,564	1,115,317
Jones Lang LaSalle, Inc.	2,035	305,108
Realogy Holdings Corp.†	1,256	55,879
WeWork Companies, Inc., Class A†(2)(3)(4)	722	12,022
		1,488,326
Real Estate Operations & Development — 0.1%
Brookdale Senior Living, Inc.†	3,387	124,201
Howard Hughes Corp.†	373	48,647
		172,848
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	3,508	530,550
Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	230	7,031
Avis Budget Group, Inc.†	2,094	138,895
Hertz Global Holdings, Inc.†	13,195	329,083
United Rentals, Inc.†	1,932	197,084
		672,093
Resorts/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	1,351	24,183
Six Flags Entertainment Corp.	1,447	62,438
		86,621
Respiratory Products — 0.1%
ResMed, Inc.	2,788	156,295
Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	206	5,900
Chico’s FAS, Inc.	1,338	21,689

8

Coach, Inc.	8,647	324,781
Foot Locker, Inc.	419	23,539
Gap, Inc.	4,969	209,245
Kate Spade & Co.†	36,454	1,166,893
L Brands, Inc.	6,923	599,186
Lululemon Athletica, Inc.†	3,000	167,370
PVH Corp.	1,431	183,411
Ross Stores, Inc.	18,105	1,706,577
Urban Outfitters, Inc.†	1,534	53,889
		4,462,480
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	7,351	181,790
Retail-Auto Parts — 1.6%
Advance Auto Parts, Inc.	8,880	1,414,407
AutoZone, Inc.†	1,646	1,019,055
O’Reilly Automotive, Inc.†	4,807	925,924
		3,359,386
Retail-Automobile — 0.6%
AutoNation, Inc.†	1,366	82,520
CarMax, Inc.†	12,818	853,423
Copart, Inc.†	6,035	220,217
Penske Automotive Group, Inc.	374	18,352
		1,174,512
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,557	118,597
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	1,200	79,572
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	942	76,538
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	117	3,955
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,704	66,422
Retail-Discount — 0.8%
Big Lots, Inc.	342	13,687
Dollar General Corp.†	8,575	606,252
Dollar Tree, Inc.†	11,808	831,047
Family Dollar Stores, Inc.	1,791	141,865
		1,592,851
Retail-Drug Store — 0.2%
Rite Aid Corp.†	57,269	430,663
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,550	673,911
Retail-Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†	1,800	172,818
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	1,094	143,938
Tiffany & Co.	6,041	645,541
		789,479
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	5,070	383,698
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,754	218,640
Sears Holdings Corp.†	412	13,588
		232,228
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,281	55,864
Five Below, Inc.†	4,500	183,735
PriceSmart, Inc.	1,200	109,464
Sally Beauty Holdings, Inc.†	2,383	73,254
		422,317
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,078	265,652
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,971	160,232
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	315	14,783
Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	323	40,433
Kohl’s Corp.	226	13,795
Macy’s, Inc.	5,502	361,757
		415,985
Retail-Restaurants — 2.1%
Bloomin’ Brands, Inc.†	9,000	222,840
Brinker International, Inc.	4,989	292,804
Chipotle Mexican Grill, Inc.†	3,207	2,195,224
Domino’s Pizza, Inc.	1,104	103,964
Dunkin’ Brands Group, Inc.	2,111	90,034
Panera Bread Co., Class A†	6,956	1,215,909
Papa John’s International, Inc.	3,900	217,620
		4,338,395
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	113	5,956
Dick’s Sporting Goods, Inc.	3,331	165,384
		171,340
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,808	84,904
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	5,475	156,421
Satellite Telecom — 0.6%
DigitalGlobe, Inc.†	37,118	1,149,544
EchoStar Corp., Class A†	209	10,973
		1,160,517
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	2,845	157,954
Atmel Corp.†	8,364	70,216
Linear Technology Corp.	10,200	465,120
Maxim Integrated Products, Inc.	5,156	164,322
NXP Semiconductor NV†	15,029	1,148,215
		2,005,827
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	16,161	402,732
KLA-Tencor Corp.	5,704	401,105
Lam Research Corp.	855	67,836

9

Teradyne, Inc.	424	8,391
		880,064
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	823	92,555
Silver Mining — 0.1%
Silver Wheaton Corp.	5,800	117,914
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	5,992	472,230
Specified Purpose Acquisitions — 0.0%
Restaurant Brands International LP†	20	752
Steel Pipe & Tube — 0.1%
TimkenSteel Corp.	50	1,851
Valmont Industries, Inc.	1,734	220,218
		222,069
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,164	106,577
Telecom Services — 0.1%
Level 3 Communications, Inc.†	5,489	271,047
Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	2,499	75,445
CommScope Holding Co., Inc.†	1,237	28,241
Harris Corp.	432	31,026
Juniper Networks, Inc.	1,860	41,515
Zayo Group Holdings, Inc.†	172	5,258
		181,485
Telephone-Integrated — 0.0%
Windstream Holdings, Inc.	11,209	92,362
Television — 0.0%
AMC Networks, Inc., Class A†	1,184	75,504
Theaters — 0.0%
Cinemark Holdings, Inc.	2,292	81,549
Regal Entertainment Group, Class A	411	8,779
		90,328
Therapeutics — 0.2%
Pharmacyclics, Inc.†	3,208	392,210
Tobacco — 0.2%
Lorillard, Inc.	7,205	453,483
Tools-Hand Held — 0.1%
Snap-on, Inc.	2,060	281,684
Stanley Black & Decker, Inc.	345	33,148
		314,832
Toys — 0.2%
Hasbro, Inc.	1,937	106,515
Mattel, Inc.	8,240	254,987
		361,502
Transactional Software — 0.5%
Solera Holdings, Inc.	19,984	1,022,781
Transport-Equipment & Leasing — 0.0%
AMERCO†	80	22,741
Transport-Marine — 0.1%
Kirby Corp.†	1,132	91,398
Teekay Corp.	413	21,017
		112,415
Transport-Rail — 0.8%
Genesee & Wyoming, Inc., Class A†	2,575	231,544
Kansas City Southern	11,345	1,384,430
		1,615,974
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,148	385,534
Expeditors International of Washington, Inc.	8,221	366,739
		752,273
Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	5,427	457,225
Landstar System, Inc.	13,211	958,194
Old Dominion Freight Line, Inc.†	1,249	96,972
		1,512,391
Travel Services — 0.0%
Sabre Corp.	895	18,142
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,513	57,040
Mead Johnson Nutrition Co.	7,214	725,296
		782,336
Web Hosting/Design — 0.6%
Equinix, Inc.	5,329	1,208,244
Web Portals/ISP — 0.0%
Dropbox, Inc., Class A†(2)(3)(4)	3,515	67,141
Dropbox, Inc., Class B†(2)(3)(4)	844	16,121
		83,262
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	2,989	200,502
Ubiquiti Networks, Inc.	12,187	361,223
		561,725
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,545	41,313
Total Common Stocks (cost $154,525,501)		199,532,980
CONVERTIBLE PREFERRED SECURITIES — 0.9%
Computers-Memory Devices — 0.1%
Pure Storage, Inc. Series F†(2)(3)(4)	7,349	115,570
E-Commerce/Products — 0.1%
Flipkart Online Services Pvt., Ltd. Series G†(2)(3)(4)	721	86,347
One Kings Lane, Inc. Series E†(2)(3)(4)	11,800	174,876
The Honest Company, Inc.†(2)(3)(4)	4,317	117,854
		379,077
E-Commerce/Services — 0.4%
Uber Technologies, Inc.†(2)(3)(4)	25,472	848,665
Electronic Forms — 0.1%
Docusign, Inc., Series B†(2)(3)(4)	358	5,821
Docusign, Inc., Series B-1†(2)(3)(4)	107	1,740
Docusign, Inc., Series D†(2)(3)(4)	257	4,179

10

Docusign, Inc., Series E†(2)(3)(4)	6,656	108,226
		119,966
Real Estate Management/Services — 0.1%
WeWork Companies, Inc. Series D-1†(2)(3)(4)	3,588	59,744
WeWork Companies, Inc. Series D-2†(2)(3)(4)	2,819	46,940
		106,684
Web Hosting/Design — 0.0%
AirBNB, Inc. Series D†(2)(3)(4)	2,091	95,269
Web Portals/ISP — 0.1%
Dropbox, Inc. Class A-1†(2)(3)(4)	5,146	98,295
Dropbox, Inc. Class C†(2)(3)(4)	3,310	63,225
Dropbox, Inc. Series A†(2)(3)(4)	1,047	19,999
		181,519
Total Convertible Preferred Securities (cost $1,303,764)		1,846,750
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Midcap Growth Index Fund (cost $4,428,769)	24,092	2,246,097
PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian, Class A FDR†(2)(3)(4)	1,588	30,172
Atlassian, Series A†(2)(3)(4)	1,534	29,146
Total Preferred Securities (cost $49,952)		59,318
Total Long-Term Investment Securities (cost $160,307,986)		203,685,145
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund
(cost $156,011)	156,011	156,011
REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$445,000	445,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	575,000	575,000
BNP Paribas SA Joint Repurchase Agreement(5)	570,000	570,000
Deutsche Bank AG Joint Repurchase Agreement(5)	350,000	350,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(5)	570,000	570,000
State Street Bank & Trust Co. Joint Repurchase Agreement(5)	506,000	506,000
Total Repurchase Agreements (cost $3,016,000)		3,016,000
TOTAL INVESTMENTS (cost $163,479,997)(6)	100.1%	206,857,156
Liabilities in excess of other assets	(0.1)	(165,510)
NET ASSETS	100.0%	$206,691,646

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2014 The aggregate value of these securities was $2,403,059 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities. .

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security At December 31, 2014, the aggregate value of these securities was $2,120,162 representing 1.0% of net assets.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exemp transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted security may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Mid Cap Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
Atlassian
Class A FDR (unrestricted)	04/09/2014	304	$4,864	$5,776	$19.00	0.00%

Atlassian
Class A FDR (restricted)	04/09/2014	441	7,056	8,379	19.00	0.01

Atlassian
Series 1	04/09/2014	775	12,400	14,725	19.00	0.01

Atlassian
Series 2	04/09/2014	2,075	33,200	39,425	19.00	0.02

Dropbox, Inc. Class A	11/07/2014	3,515	67,141	67,141	19.10	0.03
Dropbox, Inc. Class B	05/01/2012	844	7,637	16,121	19.10	0.01

The Honest Company, Inc.	08/20/2014	1,850	50,056	50,505	27.30	0.02

WeWork Companies, Inc.
Class A	12/09/2014	722	12,022	12,022	16.65	0.01

Convertible Preferred Securities
AirBNB, Inc.
Series D	04/16/2014	2,091	85,131	95,269	45.56	0.05

Dropbox, Inc.
Class A-1	05/01/2012	5,146	46,567	98,295	19.10	0.05

Dropbox, Inc.
Class C	01/28/2014	3,310	63,225	63,225	19.10	0.03

Dropbox, Inc.
Series A	05/01/2012	1,047	9,474	19,999	19.10	0.01

Docusign, Inc.
Series B	02/28/2014	358	4,701	5,821	16.26	0.00

Docusign, Inc.
Series B-1	02/28/2014	107	1,405	1,740	16.26	0.00

Docusign, Inc.
Series D	02/28/2014	257	3,375	4,179	16.26	0.00

Docusign, Inc.
Series E	02/28/2014	6,656	87,409	108,226	16.26	0.05

Flipkart Online Services Pvt., Ltd
Series G	12/17/2014	721	86,347	86,347	119.76	0.04

One Kings Lane, Inc.
Series E	01/28/2014	11,800	181,921	174,876	14.82	0.09

Pure Storage, Inc.
Series F	04/16/2014	7,349	115,570	115,570	15.73	0.06

The Honest Company, Inc.	08/20/2014	4,317	116,806	117,854	27.30	0.06

Uber Technologies, Inc.	06/05/2014	6,368	395,148
	12/15/2014	19,104	—
		25,472	395,148	848,665	33.32	0.41

WeWork Companies, Inc.
Series D-1	12/09/2014	3,588	59,744	59,744	16.65	0.03

WeWork Companies, Inc.
Series D-2	12/09/2014	2,819	46,940	46,940	16.65	0.02

Preferred Securities
Atlassian
Class A FDR	04/09/2014	1,588	25,408	30,172	19.00	0.01

Atlassian
Class A	04/09/2014	1,534	24,544	29,146	19.00	0.01
				$2,120,162		1.03%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis
ADR	— American Depository Receipt
FDR	— Fiduciary Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2014	(Depreciation)

4	Long	S&P 400 E-Mini Index	March 2015	$566,847	$579,440	$12,593

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$68,305	$68,305
Consumer Products-Misc.	427,734	585,511	—	1,013,245
Diversified Financial Services	—	682,563	—	682,563
E-Commerce/Products	1,156,539	—	50,505	1,207,044
Electronic Components-Semiconductors	4,187,121	179,747	—	4,366,868
Medical-Drugs	3,626,625	955,238	—	4,581,863
Real Estate Management/Services	1,476,304	—	12,022	1,488,326
Web Portals/ISP	—	—	83,262	83,262
Other Industries	186,041,504	—	—	186,041,504
Convertible Preferred Securities	—	—	1,846,750	1,846,750
Exchange-Traded Funds	2,246,097	—	—	2,246,097
Preferred Securities	—	—	59,318	59,318
Short-Term Investment Securities	156,011	—	—	156,011
Repurchase Agreements	—	3,016,000	—	3,016,000
Total Investments at Value	$199,317,935	$5,419,059	$2,120,162	$206,857,156

Other Financial Instruments:+
Open Futures Contracts	$12,593	$—	$—	$12,593

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of March 31, 2014	$16,121	$460,330	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	11,234	487,779	9,366
Change in unrealized depreciation(1)	—	(7,045)	—
Net purchases	186,739	905,686	49,952
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2014	$214,094	$1,846,750	$59,318

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2014 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$11,234	$480,734	$9,366

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2014.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 12/31/14	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$68,305	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

	$50,505	Market Approach	2015 Estimate Revenue Multiple*	2.8x
			Discount for Lack of Marketability	10.00%

	$95,284	Market Approach	Market Transaction Price*	$16.65116 -$19.1012($18.28452)

Convertible Preferred Securities	$1,434,054	Market Approach	Market Transaction Price*	$15.7259 - $119.76 ($33.885657)

	$237,820	Market Approach	2015 Estimate Revenue Multiple*	2.8 - 9.12x (7.856x)
			Discount for Lack of Marketability	10.00%

	$174,876	Market Approach with Option Pricing Method (“OPM”)	Last Twelve Months Revenue Mutliple*	1.50x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	50.0%
			Term to liquidity event in years	1.9
			Risk-free rate	0.6888%

Preferred Securities	$59,318	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.0%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	35,958	$746,848
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	780	8,260
Aerospace/Defense — 0.2%
MTU Aero Engines AG(1)	5,264	459,619
Rockwell Collins, Inc.	550	46,464
Spirit AeroSystems Holdings, Inc., Class A†	285	12,266
		518,349
Aerospace/Defense-Equipment — 1.1%
Alliant Techsystems, Inc.	13,330	1,549,613
Exelis, Inc.	6,542	114,681
Triumph Group, Inc.	29,775	2,001,475
		3,665,769
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	5,687	1,549,935
Mosaic Co.	11,548	527,166
		2,077,101
Agricultural Operations — 0.4%
Bunge, Ltd.	13,844	1,258,558
Airlines — 0.6%
Alaska Air Group, Inc.	9,245	552,481
Copa Holdings SA, Class A	245	25,392
Delta Air Lines, Inc.	15,652	769,922
Southwest Airlines Co.	2,625	111,090
United Continental Holdings, Inc.†	6,972	466,357
		1,925,242
Apparel Manufacturers — 0.2%
Ralph Lauren Corp.	4,324	800,632
Appliances — 0.1%
Whirlpool Corp.	2,435	471,757
Applications Software — 0.7%
Check Point Software Technologies, Ltd.†	10,467	822,392
Citrix Systems, Inc.†	13,092	835,269
Nuance Communications, Inc.†	9,055	129,215
Red Hat, Inc.†	9,405	650,262
		2,437,138
Athletic Equipment — 0.1%
Jarden Corp.†	4,632	221,780
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	2,884	99,931
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	1,583	52,999
Oshkosh Corp.	16,362	796,011
PACCAR, Inc.	1,027	69,846
		918,856
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	23,947	811,803
BorgWarner, Inc.	13,396	736,110
Delphi Automotive PLC	10,895	792,284
Lear Corp.	556	54,533
TRW Automotive Holdings Corp.†	3,822	393,093
Visteon Corp.†	1,516	162,000
		2,949,823
Banks-Commercial — 3.2%
Associated Banc-Corp.	5,502	102,502
Bank of Hawaii Corp.	1,532	90,863
BankUnited, Inc.	3,507	101,598
BB&T Corp.	25,250	981,973
BOK Financial Corp.	937	56,257
CIT Group, Inc.	6,311	301,855
City National Corp.	1,641	132,609
Commerce Bancshares, Inc.	2,946	128,122
Cullen/Frost Bankers, Inc.	1,826	128,989
East West Bancorp, Inc.	4,948	191,537
First Horizon National Corp.	8,164	110,867
First Republic Bank	16,807	875,981
Fulton Financial Corp.	6,521	80,600
M&T Bank Corp.	19,211	2,413,286
PacWest Bancorp	3,515	159,792
Popular, Inc.†	3,569	121,524
PrivateBancorp, Inc.	24,291	811,319
Regions Financial Corp.	47,598	502,635
Signature Bank†	8,572	1,079,729
SVB Financial Group†	1,587	184,203
Synovus Financial Corp.	4,797	129,951
TCF Financial Corp.	51,342	815,824
Zions Bancorporation	31,953	910,980
		10,412,996
Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc.	5,553	138,048
Northern Trust Corp.	8,161	550,051
State Street Corp.	6,275	492,587
		1,180,686
Banks-Super Regional — 3.0%
Comerica, Inc.	19,020	890,897
Fifth Third Bancorp	167,289	3,408,513
Huntington Bancshares, Inc.	267,621	2,815,373
KeyCorp	87,240	1,212,636
SunTrust Banks, Inc.	32,718	1,370,884
		9,698,303
Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.	12,155	1,562,647
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	13,040	576,629
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	375	36,814
Brewery — 0.7%
Molson Coors Brewing Co., Class B	30,361	2,262,502
Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	6,280	472,696
Starz, Class A†	395	11,731
		484,427
Building & Construction Products-Misc. — 1.1%
Armstrong World Industries, Inc.†	31,360	1,603,123
Fortune Brands Home & Security, Inc.	43,332	1,961,640

1

Owens Corning	4,062	145,460
		3,710,223
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,513	296,640
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	10,079	254,898
Lennar Corp., Class A	5,764	258,285
PulteGroup, Inc.	13,067	280,418
Taylor Morrison Home Corp., Class A†	1,118	21,119
Toll Brothers, Inc.†	37,484	1,284,576
		2,099,296
Cable/Satellite TV — 0.0%
DISH Network Corp., Class A†	1,963	143,083
Casino Hotels — 0.6%
MGM Resorts International†	69,604	1,488,133
Wynn Resorts, Ltd.	3,351	498,495
		1,986,628
Casino Services — 0.1%
Gaming and Leisure Properties, Inc.	2,422	71,061
International Game Technology	8,524	147,039
		218,100
Cellular Telecom — 0.0%
U.S. Cellular Corp.†	458	18,242
Chemicals-Diversified — 1.2%
Akzo Nobel NV(1)	9,646	668,899
Celanese Corp., Series A	30,979	1,857,501
FMC Corp.	9,700	553,191
Huntsman Corp.	2,072	47,200
Rockwood Holdings, Inc.	9,035	711,958
Westlake Chemical Corp.	207	12,645
		3,851,394
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,279	28,522
Chemicals-Specialty — 1.0%
Albemarle Corp.	12,310	740,200
Ashland, Inc.	2,385	285,628
Brenntag AG(1)	9,510	535,122
Cabot Corp.	2,078	91,141
Cytec Industries, Inc.	2,175	100,420
Eastman Chemical Co.	466	35,351
H.B. Fuller Co.	14,411	641,722
Sensient Technologies Corp.	10,084	608,468
Sigma-Aldrich Corp.	2,213	303,778
W.R. Grace & Co.†	361	34,436
		3,376,266
Coal — 0.3%
CONSOL Energy, Inc.	23,006	777,833
Peabody Energy Corp.	31,638	244,878
		1,022,711
Coatings/Paint — 1.1%
Axalta Coating Systems, Ltd.†	60,963	1,586,257
RPM International, Inc.	333	16,887
Valspar Corp.	21,086	1,823,517
		3,426,661
Commercial Services — 0.1%
Aramark	107	3,333
Cintas Corp.	693	54,359
Live Nation Entertainment, Inc.†	2,453	64,048
Quanta Services, Inc.†	5,584	158,530
ServiceMaster Global Holdings Inc†	469	12,555
		292,825
Commercial Services-Finance — 0.3%
Equifax, Inc.	10,208	825,521
SEI Investments Co.	287	11,491
Total System Services, Inc.	1,312	44,556
		881,568
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,459	201,638
Autodesk, Inc.†	1,654	99,339
		300,977
Computer Services — 0.2%
Amdocs, Ltd.	5,520	257,536
Computer Sciences Corp.	4,693	295,894
DST Systems, Inc.	194	18,265
Genpact, Ltd.†	4,911	92,965
Leidos Holdings, Inc.	2,214	96,353
		761,013
Computers-Integrated Systems — 0.6%
Brocade Communications Systems, Inc.	99,254	1,175,168
NCR Corp.†	26,366	768,305
Teradata Corp.†	1,146	50,057
		1,993,530
Computers-Memory Devices — 0.7%
NetApp, Inc.	26,000	1,077,700
SanDisk Corp.	4,097	401,424
Western Digital Corp.	7,682	850,397
		2,329,521
Computers-Other — 0.0%
Stratasys, Ltd.†	736	61,169
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,134	88,070
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	167	4,430
Towers Watson & Co., Class A	2,239	253,388
Vectrus, Inc.†	362	9,919
		267,737
Consumer Products-Misc. — 0.0%
Clorox Co.	756	78,783
Containers-Metal/Glass — 0.8%
Crown Holdings, Inc.†	23,614	1,201,953
Greif, Inc., Class A	11,451	540,831
Owens-Illinois, Inc.†	26,659	719,526
		2,462,310
Containers-Paper/Plastic — 0.7%
Bemis Co., Inc.	3,479	157,286

2

Graphic Packaging Holding Co.†	41,638	567,109
Packaging Corp. of America	14,198	1,108,154
Rock-Tenn Co., Class A	4,951	301,912
Sonoco Products Co.	3,519	153,780
		2,288,241
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	8,875	83,336
Coty, Inc., Class A	513	10,599
		93,935
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	222	10,381
Royal Caribbean Cruises, Ltd.	5,731	472,406
		482,787
Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	4,215	509,846
Fidelity National Information Services, Inc.	21,609	1,344,080
Paychex, Inc.	1,223	56,466
		1,910,392
Decision Support Software — 0.0%
MSCI, Inc.	2,242	106,360
Dental Supplies & Equipment — 0.4%
DENTSPLY International, Inc.	19,085	1,016,658
Patterson Cos., Inc.	2,699	129,822
		1,146,480
Diagnostic Kits — 0.1%
Alere, Inc.†	2,849	108,262
QIAGEN NV†	8,058	189,041
		297,303
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,005	303,339
Distribution/Wholesale — 0.8%
Fossil Group, Inc.†	6,905	764,660
Genuine Parts Co.	338	36,020
Ingram Micro, Inc., Class A†	33,548	927,267
WESCO International, Inc.†	9,857	751,202
		2,479,149
Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	1,427	80,497
Carlisle Cos., Inc.	2,211	199,521
Crane Co.	1,066	62,574
Dover Corp.	1,504	107,867
Eaton Corp. PLC	12,160	826,394
Ingersoll-Rand PLC	8,537	541,160
ITT Corp.	2,451	99,167
Parker-Hannifin Corp.	2,399	309,351
Pentair PLC	18,066	1,199,944
SPX Corp.	7,599	652,906
Textron, Inc.	38,897	1,637,953
Trinity Industries, Inc.	1,250	35,012
		5,752,346
Diversified Operations — 0.1%
Leucadia National Corp.	10,633	238,392
E-Commerce/Services — 0.6%
Expedia, Inc.	7,626	650,956
IAC/InterActiveCorp	1,509	91,732
Liberty Interactive Corp., Class A†	37,417	1,100,808
		1,843,496
Electric-Generation — 0.4%
AES Corp.	86,519	1,191,367
Electric-Integrated — 5.9%
Alliant Energy Corp.	3,827	254,189
Ameren Corp.	8,374	386,293
CMS Energy Corp.	33,924	1,178,859
Consolidated Edison, Inc.	10,108	667,229
DTE Energy Co.	14,214	1,227,663
Edison International	11,244	736,257
Entergy Corp.	6,189	541,414
FirstEnergy Corp.	74,762	2,914,970
Great Plains Energy, Inc.	5,313	150,942
Hawaiian Electric Industries, Inc.	3,502	117,247
Integrys Energy Group, Inc.	2,758	214,710
MDU Resources Group, Inc.	6,613	155,406
Northeast Utilities	25,956	1,389,165
NorthWestern Corp.	11,540	652,933
OGE Energy Corp.	20,494	727,127
Pepco Holdings, Inc.	8,662	233,268
PG&E Corp.	30,495	1,623,554
Pinnacle West Capital Corp.	17,072	1,166,188
PPL Corp.	22,910	832,320
Public Service Enterprise Group, Inc.	36,906	1,528,277
SCANA Corp.	19,339	1,168,076
TECO Energy, Inc.	8,028	164,494
Westar Energy, Inc.	4,448	183,436
Wisconsin Energy Corp.	7,782	410,423
Xcel Energy, Inc.	17,325	622,314
		19,246,754
Electric-Transmission — 0.0%
ITC Holdings Corp.	302	12,210
Electronic Components-Misc. — 0.2%
AVX Corp.	1,605	22,470
Garmin, Ltd.	4,206	222,203
Gentex Corp.	2,068	74,717
Jabil Circuit, Inc.	7,014	153,116
Knowles Corp.†	2,933	69,072
Vishay Intertechnology, Inc.	4,668	66,052
		607,630
Electronic Components-Semiconductors — 1.7%
Altera Corp.	52,885	1,953,572
Avago Technologies, Ltd.	2,794	281,048
Broadcom Corp., Class A	35,904	1,555,720
Cree, Inc.†	1,901	61,250
First Solar, Inc.†	2,527	112,692
Freescale Semiconductor, Ltd.†	11,417	288,051
Microchip Technology, Inc.	14,979	675,703
NVIDIA Corp.	16,098	322,765
ON Semiconductor Corp.†	7,411	75,073
Rovi Corp.†	3,267	73,802

3

SunEdison, Inc.†	6,284	122,601
		5,522,277
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,339	232,086
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	26,560	1,087,367
FLIR Systems, Inc.	1,464	47,302
Keysight Technologies, Inc.†	34,738	1,173,102
		2,307,771
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,437	198,968
Avnet, Inc.	3,806	163,734
Tech Data Corp.†	1,315	83,148
		445,850
Electronic Security Devices — 0.3%
Tyco International PLC	22,050	967,113
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,975	375,475
Engineering/R&D Services — 0.2%
AECOM Technology Corp.†	5,173	157,104
Fluor Corp.	2,135	129,445
Jacobs Engineering Group, Inc.†	4,564	203,965
KBR, Inc.	5,079	86,089
		576,603
Engines-Internal Combustion — 0.2%
Cummins, Inc.	4,055	584,609
Enterprise Software/Service — 0.3%
CA, Inc.	11,040	336,168
Informatica Corp.†	18,186	693,523
		1,029,691
Entertainment Software — 0.1%
Activision Blizzard, Inc.	5,812	117,112
Electronic Arts, Inc.†	2,539	119,371
		236,483
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	429	16,572
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	977	23,077
Finance-Consumer Loans — 1.1%
Navient Corp.	91,954	1,987,126
Santander Consumer USA Holdings, Inc.	2,816	55,222
SLM Corp.	138,635	1,412,691
Synchrony Financial†	1,226	36,473
		3,491,512
Finance-Credit Card — 0.3%
Discover Financial Services	16,005	1,048,167
Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	9,958	241,531
Interactive Brokers Group, Inc., Class A	1,860	54,238
Raymond James Financial, Inc.	26,477	1,516,867
TD Ameritrade Holding Corp.	16,799	601,068
		2,413,704
Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,290	112,880
Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc.†	3,168	100,077
FNF Group	9,559	329,308
FNFV Group†	3,184	50,116
Nationstar Mtg. Holdings, Inc.†	53	1,494
		480,995
Finance-Other Services — 0.9%
Intercontinental Exchange, Inc.	2,288	501,735
NASDAQ OMX Group, Inc.	52,103	2,498,860
		3,000,595
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,834	151,626
MBIA, Inc.†	4,885	46,603
		198,229
Food-Baking — 0.2%
Flowers Foods, Inc.	34,320	658,601
Food-Confectionery — 0.4%
J.M. Smucker Co.	12,192	1,231,148
Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	49,918	2,001,213
Food-Misc./Diversified — 1.5%
Campbell Soup Co.	2,006	88,264
ConAgra Foods, Inc.	60,802	2,205,897
Hain Celestial Group, Inc.†	288	16,787
Ingredion, Inc.	12,912	1,095,454
Pinnacle Foods, Inc.	24,543	866,368
Snyder’s-Lance, Inc.	14,845	453,515
		4,726,285
Food-Retail — 1.0%
Empire Co., Ltd., Class A	6,755	509,445
Kroger Co.	14,218	912,938
Safeway, Inc.	7,948	279,134
Whole Foods Market, Inc.	28,305	1,427,138
		3,128,655
Funeral Services & Related Items — 0.0%
Service Corp. International	1,636	37,137
Gas-Distribution — 1.7%
AGL Resources, Inc.	4,114	224,254
Atmos Energy Corp.	3,455	192,582
CenterPoint Energy, Inc.	14,832	347,514
National Fuel Gas Co.	2,897	201,428
NiSource, Inc.	23,794	1,009,342
Questar Corp.	6,044	152,792
Sempra Energy	28,530	3,177,101
UGI Corp.	5,955	226,171
Vectren Corp.	2,844	131,478
		5,662,662
Gold Mining — 0.1%
Newmont Mining Corp.	17,206	325,194

4

Royal Gold, Inc.	2,223	139,382
		464,576
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	551	26,476
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	40,995	1,561,500
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,420	103,116
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	1,118	62,630
Hyatt Hotels Corp., Class A†	1,351	81,344
Marriott International, Inc., Class A	962	75,065
Starwood Hotels & Resorts Worldwide, Inc.	20,603	1,670,285
		1,889,324
Human Resources — 0.1%
Manpowergroup, Inc.	2,746	187,195
Independent Power Producers — 0.9%
Calpine Corp.†	11,528	255,115
Dynegy, Inc.†	15,459	469,181
NRG Energy, Inc.	76,375	2,058,306
		2,782,602
Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	246	15,552
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	26,135	1,142,884
Insurance Brokers — 0.7%
Aon PLC	2,374	225,127
Arthur J. Gallagher & Co.	38,417	1,808,672
Brown & Brown, Inc.	3,922	129,073
		2,162,872
Insurance-Life/Health — 2.8%
Lincoln National Corp.	63,190	3,644,167
Principal Financial Group, Inc.	45,488	2,362,647
Protective Life Corp.	2,719	189,378
StanCorp Financial Group, Inc.	1,508	105,349
Symetra Financial Corp.	31,432	724,508
Torchmark Corp.	4,545	246,203
Unum Group	56,706	1,977,905
		9,250,157
Insurance-Multi-line — 2.0%
American Financial Group, Inc.	2,087	126,723
American National Insurance Co.	249	28,451
Assurant, Inc.	2,471	169,090
Cincinnati Financial Corp.	5,643	292,477
CNA Financial Corp.	913	35,342
Genworth Financial, Inc., Class A†	55,558	472,243
Hartford Financial Services Group, Inc.	28,986	1,208,426
Loews Corp.	11,239	472,263
Old Republic International Corp.	8,991	131,538
Voya Financial, Inc.	29,005	1,229,232
XL Group PLC	69,846	2,400,607
		6,566,392
Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	566	262,341
Arch Capital Group, Ltd.†	4,626	273,397
Hanover Insurance Group, Inc.	8,283	590,744
HCC Insurance Holdings, Inc.	18,902	1,011,635
Markel Corp.†	480	327,763
Mercury General Corp.	926	52,476
ProAssurance Corp.	2,047	92,422
Progressive Corp.	20,432	551,460
Third Point Reinsurance, Ltd.†	30,512	442,119
White Mountains Insurance Group, Ltd.	211	132,953
WR Berkley Corp.	3,462	177,462
		3,914,772
Insurance-Reinsurance — 1.6%
Allied World Assurance Co. Holdings AG(4)	3,399	128,890
Aspen Insurance Holdings, Ltd.	2,257	98,789
Axis Capital Holdings, Ltd.	3,525	180,092
Endurance Specialty Holdings, Ltd.	1,539	92,094
Everest Re Group, Ltd.	14,260	2,428,478
PartnerRe, Ltd.	1,741	198,700
Reinsurance Group of America, Inc.	1,720	150,706
RenaissanceRe Holdings, Ltd.	1,398	135,914
Validus Holdings, Ltd.	41,477	1,723,784
		5,137,447
Internet Application Software — 0.0%
Zynga, Inc., Class A†	24,934	66,324
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	34,768	619,913
Internet Incubators — 0.0%
HomeAway, Inc.†	240	7,147
Internet Security — 0.4%
FireEye, Inc.†	556	17,558
Symantec Corp.	47,441	1,217,099
		1,234,657
Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	3,026	642,238
Ameriprise Financial, Inc.	4,258	563,121
Federated Investors, Inc., Class B	853	28,089
Invesco, Ltd.	51,026	2,016,548
Legg Mason, Inc.	2,177	116,186
NorthStar Asset Management Group, Inc.	4,979	112,376
		3,478,558
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	2,710	96,991
Lincoln Electric Holdings, Inc.	1,828	126,296
		223,287
Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	12,750	593,130
Terex Corp.	32,468	905,208
		1,498,338

5

Machinery-Electrical — 0.2%
Regal-Beloit Corp.	9,172	689,734
Machinery-Farming — 0.0%
AGCO Corp.	3,240	146,448
Machinery-General Industrial — 0.1%
Babcock & Wilcox Co.	3,804	115,261
IDEX Corp.	212	16,502
Roper Industries, Inc.	1,881	294,095
		425,858
Machinery-Pumps — 0.0%
Xylem, Inc.	1,742	66,318
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	50,925	650,312
Medical Instruments — 0.5%
Bio-Techne Corp.	655	60,522
Boston Scientific Corp.†	41,316	547,437
Intuitive Surgical, Inc.†	91	48,134
St Jude Medical, Inc.	15,915	1,034,952
		1,691,045
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	186	19,314
Laboratory Corp. of America Holdings†	15,720	1,696,188
Quest Diagnostics, Inc.	19,770	1,325,776
		3,041,278
Medical Products — 1.6%
CareFusion Corp.†	7,153	424,459
Cooper Cos., Inc.	3,479	563,911
Hill-Rom Holdings, Inc.	1,841	83,986
Hospira, Inc.†	14,884	911,645
Sirona Dental Systems, Inc.†	763	66,663
Teleflex, Inc.	7,583	870,680
Zimmer Holdings, Inc.	18,787	2,130,822
		5,052,166
Medical Sterilization Products — 0.1%
STERIS Corp.	5,072	328,919
Medical-Biomedical/Gene — 0.1%
Alnylam Pharmaceuticals, Inc.†	347	33,659
Bio-Rad Laboratories, Inc., Class A†	714	86,080
Charles River Laboratories International, Inc.†	879	55,940
Cubist Pharmaceuticals, Inc.†	133	13,386
Myriad Genetics, Inc.†	316	10,763
		199,828
Medical-Drugs — 0.9%
Alkermes PLC†	716	41,929
Endo International PLC†	35,987	2,595,383
Mallinckrodt PLC†	1,077	106,655
Quintiles Transnational Holdings, Inc.†	978	57,575
		2,801,542
Medical-Generic Drugs — 0.7%
Impax Laboratories, Inc.†	14,319	453,626
Mylan, Inc.†	18,384	1,036,306
Perrigo Co. PLC	3,758	628,187
		2,118,119
Medical-HMO — 1.2%
Cigna Corp.	27,637	2,844,124
Health Net, Inc.†	2,767	148,117
Humana, Inc.	5,341	767,128
		3,759,369
Medical-Hospitals — 0.6%
Community Health Systems, Inc.†	3,977	214,440
HCA Holdings, Inc.†	10,196	748,284
LifePoint Hospitals, Inc.†	1,534	110,310
Universal Health Services, Inc., Class B	7,953	884,851
		1,957,885
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	9,234	832,537
Cardinal Health, Inc.	27,770	2,241,872
VWR Corp.†	470	12,159
		3,086,568
Metal Processors & Fabrication — 0.0%
Timken Co.	2,629	112,206
Metal-Aluminum — 0.2%
Alcoa, Inc.	40,461	638,879
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,286	37,742
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,744	116,569
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,648	71,062
DreamWorks Animation SKG, Inc., Class A†	2,579	57,589
		128,651
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	9,654	636,295
Multimedia — 0.1%
Quebecor, Inc., Class B	17,013	467,718
Networking Products — 0.0%
Arista Networks, Inc.†	49	2,977
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	2,204	48,510
Republic Services, Inc.	9,166	368,932
Waste Connections, Inc.	1,679	73,859
		491,301
Office Automation & Equipment — 1.0%
Pitney Bowes, Inc.	3,795	92,484
Xerox Corp.	228,375	3,165,278
		3,257,762
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,145	111,283
Oil & Gas Drilling — 0.3%
Atwood Oceanics, Inc.	1,733	49,165
Diamond Offshore Drilling, Inc.	2,311	84,837
Ensco PLC, Class A	10,934	327,473
Helmerich & Payne, Inc.	1,076	72,544

6

Nabors Industries, Ltd.	9,250	120,065
Pacific Drilling SA†	50,779	235,615
Patterson-UTI Energy, Inc.	2,437	40,430
Rowan Cos. PLC, Class A	4,291	100,066
Seadrill, Ltd.	8,568	102,302
		1,132,497
Oil Companies-Exploration & Production — 2.5%
Chesapeake Energy Corp.	72,695	1,422,641
Cimarex Energy Co.	12,341	1,308,146
Cobalt International Energy, Inc.†	34,572	307,345
Denbury Resources, Inc.	12,137	98,674
Energen Corp.	13,860	883,714
EP Energy Corp.†	1,138	11,881
EQT Corp.	6,813	515,744
Gulfport Energy Corp.†	561	23,416
Laredo Petroleum, Inc.†	322	3,333
Memorial Resource Development Corp.†	786	14,171
Newfield Exploration Co.†	4,703	127,545
Noble Energy, Inc.	14,665	695,561
PDC Energy, Inc.†	9,078	374,649
QEP Resources, Inc.	5,425	109,693
Rice Energy, Inc.†	118	2,474
SandRidge Energy, Inc.†	17,062	31,053
Seventy Seven Energy, Inc.†	997	5,394
SM Energy Co.	12,008	463,269
Southwestern Energy Co.†	54,873	1,497,484
Ultra Petroleum Corp.†	3,704	48,745
Unit Corp.†	1,600	54,560
Whiting Petroleum Corp.†	3,680	121,440
WPX Energy, Inc.†	6,976	81,131
		8,202,063
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	6,191	312,769
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	13,858	692,207
Oil Refining & Marketing — 0.6%
CVR Energy, Inc.	316	12,232
HollyFrontier Corp.	18,656	699,227
Murphy USA, Inc.†	860	59,220
PBF Energy, Inc., Class A	1,636	43,583
Tesoro Corp.	16,354	1,215,920
		2,030,182
Oil-Field Services — 0.2%
Frank’s International NV	1,028	17,096
MRC Global, Inc.†	1,923	29,134
NOW, Inc.†	3,386	87,122
Oil States International, Inc.†	8,456	413,498
Superior Energy Services, Inc.	5,036	101,475
		648,325
Paper & Related Products — 0.3%
Domtar Corp.	2,212	88,967
International Paper Co.	12,633	676,876
MeadWestvaco Corp.	5,792	257,107
Veritiv Corp.†	239	12,397
		1,035,347
Pharmacy Services — 0.1%
Omnicare, Inc.	3,416	249,129
Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	15,540	539,083
MEDNAX, Inc.†	1,192	78,803
		617,886
Pipelines — 0.4%
ONEOK, Inc.	3,369	167,743
Plains GP Holdings LP	24,500	629,160
Spectra Energy Corp.	17,578	638,081
		1,434,984
Poultry — 0.0%
Pilgrim’s Pride Corp.†	1,894	62,104
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,712	182,893
SunPower Corp.†	1,434	37,040
		219,933
Precious Metals — 0.0%
Tahoe Resources, Inc.	2,440	33,843
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	6,206	104,292
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	2,130	160,304
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,521	90,104
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	7,825	249,852
News Corp., Class A†	17,164	269,303
		519,155
Publishing-Periodicals — 0.0%
Nielsen NV	2,460	110,036
Real Estate Investment Trusts — 8.6%
Alexandria Real Estate Equities, Inc.	2,472	219,365
American Campus Communities, Inc.	3,619	149,682
American Capital Agency Corp.	12,175	265,780
American Homes 4 Rent, Class A	5,149	87,687
American Realty Capital Properties, Inc.	31,339	283,618
Annaly Capital Management, Inc.	64,156	693,526
Apartment Investment & Management Co., Class A	2,187	81,247
AvalonBay Communities, Inc.	13,837	2,260,827
BioMed Realty Trust, Inc.	6,642	143,069
Boston Properties, Inc.	4,647	598,022
Brandywine Realty Trust	6,173	98,645
Brixmor Property Group, Inc.	71,841	1,784,530
Camden Property Trust	2,951	217,902
CBL & Associates Properties, Inc.	5,748	111,626
Chimera Investment Corp.	35,466	112,782
Columbia Property Trust, Inc.	3,666	92,933
Corporate Office Properties Trust	29,318	831,752
Corrections Corp. of America	4,015	145,905
DDR Corp.	114,369	2,099,815

7

Digital Realty Trust, Inc.	4,669	309,555
Douglas Emmett, Inc.	4,957	140,779
Duke Realty Corp.	11,371	229,694
EPR Properties	12,895	743,139
Equity Commonwealth	4,440	113,975
Equity LifeStyle Properties, Inc.	10,296	530,759
Essex Property Trust, Inc.	2,155	445,223
Federal Realty Investment Trust	778	103,832
General Growth Properties, Inc.	19,569	550,476
HCP, Inc.	15,814	696,290
Health Care REIT, Inc.	5,269	398,705
Healthcare Trust of America, Inc.	3,602	97,038
Home Properties, Inc.	1,969	129,166
Hospitality Properties Trust	5,166	160,146
Host Hotels & Resorts, Inc.	26,125	620,991
Iron Mountain, Inc.†	689	26,637
Kilroy Realty Corp.	2,836	195,883
Kimco Realty Corp.	14,167	356,158
Liberty Property Trust	5,096	191,763
Macerich Co.	5,447	454,334
Medical Properties Trust, Inc.	48,244	664,802
MFA Financial, Inc.	12,653	101,098
Mid-America Apartment Communities, Inc.	11,819	882,643
National Retail Properties, Inc.	4,549	179,094
NorthStar Realty Finance Corp.	5,865	103,107
Omega Healthcare Investors, Inc.	2,921	114,124
Outfront Media, Inc.	4,278	114,822
Paramount Group, Inc.†	4,931	91,667
Piedmont Office Realty Trust, Inc., Class A	5,323	100,285
Plum Creek Timber Co., Inc.	18,933	810,143
Post Properties, Inc.	1,874	110,135
Prologis, Inc.	17,245	742,052
Rayonier, Inc.	3,844	107,401
Realty Income Corp.	7,642	364,600
Regency Centers Corp.	3,184	203,076
Retail Properties of America, Inc., Class A	8,164	136,257
RLJ Lodging Trust	34,992	1,173,282
Senior Housing Properties Trust	7,031	155,455
SL Green Realty Corp.	3,292	391,814
Spirit Realty Capital, Inc.	13,762	163,630
Starwood Property Trust, Inc.	67,952	1,579,205
Tanger Factory Outlet Centers, Inc.	1,174	43,391
Taubman Centers, Inc.	10,649	813,797
Two Harbors Investment Corp.	12,634	126,593
UDR, Inc.	8,676	267,394
Ventas, Inc.	5,352	383,738
Vornado Realty Trust	5,010	589,727
Washington Prime Group, Inc.	5,360	92,299
Weingarten Realty Investors	4,215	147,188
Weyerhaeuser Co.	16,262	583,643
		28,109,718
Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	1,125	168,671
Realogy Holdings Corp.†	19,217	854,964
WP Carey, Inc.	3,428	240,303
		1,263,938
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	5,674	120,856
Howard Hughes Corp.†	714	93,120
		213,976
Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	1,824	55,760
Hertz Global Holdings, Inc.†	54,027	1,347,433
		1,403,193
Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	2,148	61,519
Ascena Retail Group, Inc.†	4,490	56,394
Burlington Stores, Inc.†	11,192	528,934
Chico’s FAS, Inc.	2,961	47,998
Children’s Place, Inc.	6,830	389,310
DSW, Inc., Class A	2,591	96,644
Foot Locker, Inc.	4,301	241,630
Gap, Inc.	51,553	2,170,897
L Brands, Inc.	16,416	1,420,805
PVH Corp.	11,337	1,453,063
Urban Outfitters, Inc.†	22,512	790,847
		7,258,041
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	335	8,285
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,394	863,039
Retail-Automobile — 0.1%
CarMax, Inc.†	2,364	157,395
Penske Automotive Group, Inc.	816	40,041
		197,436
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	15,676	1,194,041
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,548	119,922
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,947	270,794
Retail-Discount — 0.1%
Big Lots, Inc.	1,295	51,826
Dollar General Corp.†	2,555	180,638
Family Dollar Stores, Inc.	186	14,733
		247,197
Retail-Drug Store — 0.2%
Rite Aid Corp.†	85,891	645,900
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	868	114,203
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,519	68,163
Sears Holdings Corp.†	201	6,629
		74,792
Retail-Misc./Diversified — 0.3%
CST Brands, Inc.	382	16,659

8

Sally Beauty Holdings, Inc.†	28,856	887,033
		903,692
Retail-Office Supplies — 0.5%
Staples, Inc.	82,789	1,500,137
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,933	90,716
Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	282	35,301
Kohl’s Corp.	17,456	1,065,514
Macy’s, Inc.	2,845	187,059
		1,287,874
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	4,564	267,587
Wendy’s Co.	9,488	85,677
		353,264
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	1,524	80,330
Dick’s Sporting Goods, Inc.	2,754	136,736
		217,066
Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	13,095	614,941
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,120	58,800
Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc.	12,267	103,411
Hudson City Bancorp, Inc.	18,248	184,670
New York Community Bancorp, Inc.	15,276	244,416
People’s United Financial, Inc.	10,704	162,487
TFS Financial Corp.	2,603	38,745
		733,729
Schools — 0.1%
Apollo Education Group, Inc.†	3,345	114,098
DeVry Education Group, Inc.	2,189	103,912
Graham Holdings Co., Class B	118	101,918
		319,928
Security Services — 0.1%
ADT Corp.	6,014	217,887
Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	34,151	1,896,064
Atmel Corp.†	102,261	858,481
Marvell Technology Group, Ltd.	14,006	203,087
Maxim Integrated Products, Inc.	53,293	1,698,448
		4,656,080
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	13,949	347,609
KLA-Tencor Corp.	502	35,301
Lam Research Corp.	4,106	325,770
Teradyne, Inc.	6,283	124,340
		833,020
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	261	29,352
Steel Pipe & Tube — 0.2%
TimkenSteel Corp.	15,248	564,633
Valmont Industries, Inc.	793	100,711
		665,344
Steel-Producers — 0.8%
Carpenter Technology Corp.	18,025	887,731
Nucor Corp.	10,990	539,059
Reliance Steel & Aluminum Co.	10,965	671,826
Steel Dynamics, Inc.	8,278	163,408
United States Steel Corp.	17,526	468,645
		2,730,669
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,746	130,248
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	7,982	109,513
Telecom Services — 0.1%
Colt Group SA†(1)	119,629	247,465
Telecommunication Equipment — 0.7%
Harris Corp.	2,920	209,714
Juniper Networks, Inc.	52,816	1,178,853
Nice Systems, Ltd. ADR	14,453	732,045
Zayo Group Holdings, Inc.†	531	16,233
		2,136,845
Telephone-Integrated — 0.4%
Frontier Communications Corp.	135,855	906,153
Telephone & Data Systems, Inc.	2,969	74,967
Windstream Holdings, Inc.	52,249	430,532
		1,411,652
Television — 1.2%
AMC Networks, Inc., Class A†	26,710	1,703,297
Liberty Broadband Corp.†	3,461	173,362
Liberty Broadband Corp.†	7,611	379,180
Liberty Media Corp., Class A†	13,990	493,427
Liberty Media Corp., Class C†	34,549	1,210,251
		3,959,517
Textile-Home Furnishings — 0.5%
Mohawk Industries, Inc.†	9,563	1,485,708
Theaters — 0.2%
Cinemark Holdings, Inc.	14,648	521,176
Regal Entertainment Group, Class A	2,126	45,411
		566,587
Tools-Hand Held — 0.5%
Snap-on, Inc.	1,727	236,150
Stanley Black & Decker, Inc.	15,888	1,526,519
		1,762,669
Toys — 0.3%
Hasbro, Inc.	625	34,369
Mattel, Inc.	27,384	847,398
		881,767
Transport-Equipment & Leasing — 0.0%
AMERCO†	108	30,700

9

GATX Corp.	1,587	91,316
		122,016
Transport-Marine — 0.1%
Golar LNG, Ltd.	1,745	63,640
Teekay Corp.	848	43,155
Tidewater, Inc.	9,160	296,875
		403,670
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	968	87,043
Kansas City Southern	8,477	1,034,448
		1,121,491
Transport-Services — 0.1%
Ryder System, Inc.	1,835	170,380
Transport-Truck — 0.2%
Con-way, Inc.	1,966	96,688
Swift Transportation Co.†	21,262	608,731
		705,419
Travel Services — 0.2%
Sabre Corp.	38,578	781,976
Veterinary Diagnostics — 0.0%
VCA, Inc.†	3,047	148,602
Water — 0.2%
American Water Works Co., Inc.	6,177	329,234
Aqua America, Inc.	6,109	163,110
		492,344
Web Portals/ISP — 0.2%
AOL, Inc.†	16,814	776,302
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,332	357,671
X-Ray Equipment — 0.0%
Hologic, Inc.†	5,604	149,851
Total Common Stocks (cost $276,972,211)		319,643,576
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Cellular Telecom — 0.1%
T-Mobile US, Inc. Series A 5.50% (cost $307,147)	6,156	326,206
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Value Index Fund (cost $2,559,179)	35,857	2,645,171
RIGHTS — 0.0%
Internet Financial Services — 0.0%
Liberty Broadband Corp. Expires 01/09/2015 (exercise price $40.36)† (cost $0)	2,127	20,207
Total Long-Term Investment Securities (cost $279,838,537)		322,635,160

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
SSgA U.S. Government Money Market (cost $2,463,007)	2,463,007	2,463,007
REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount of $1,397,000 and collateralized by $1,500,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,426,595	$1,397,000	1,397,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	404,000	404,000
Total Repurchase Agreements (cost $1,801,000)		1,801,000
TOTAL INVESTMENTS (cost $284,102,544)(3)	100.2%	326,899,167
Liabilities in excess of other assets	(0.2)	(711,651)
NET ASSETS	100.0%	$326,187,516

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $1,911,105 representing 0.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Security represents an investment in an affiliated company; See Note 3.
ADR	— American Depository Receipt

10

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	December 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2014	(Depreciation)

4	Long	S&P 400 E-Mini Index	March 2015	$566,847	$579,440	$12,593

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$58,730	$459,619	$—	$518,349
Chemicals-Diversified	3,182,495	668,899	—	3,851,394
Chemicals-Specialty	2,841,144	535,122	—	3,376,266
Telecom Services	—	247,465	—	247,465
Other Industries	311,650,102	—	—	311,650,102
Convertible Preferred Securities	326,206	—	—	326,206
Exchange-Traded Funds	2,645,171	—	—	2,645,171
Rights	20,207	—	—	20,207
Short-Term Investment Securities	2,463,007	—	—	2,463,007
Repurchase Agreements	—	1,801,000	—	1,801,000
Total Investments at Value	$323,187,062	$3,712,105	$—	$326,899,167

Other Financial Instruments:+
Open Futures Contracts	$12,593	$—	$—	$12,593

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Advertising Services — 0.1%
Marchex, Inc., Class B	46,400	$212,976
Millennial Media, Inc.†	47,200	75,520
Sizmek, Inc.†	2,586	16,188
		304,684
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	2,337	63,683
Cubic Corp.	2,535	133,442
National Presto Industries, Inc.	572	33,199
Teledyne Technologies, Inc.†	4,259	437,570
		667,894
Aerospace/Defense-Equipment — 1.2%
AAR Corp.	33,816	939,408
Curtiss-Wright Corp.	5,596	395,022
GenCorp, Inc.†	6,860	125,538
Kaman Corp.	3,160	126,684
Moog, Inc., Class A†	4,737	350,680
Orbital Sciences Corp.†	7,094	190,758
Triumph Group, Inc.	12,090	812,690
		2,940,780
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	6,554	90,970
Agricultural Operations — 0.1%
Andersons, Inc.	3,132	166,435
Airlines — 0.5%
Alaska Air Group, Inc.	15,200	908,352
Allegiant Travel Co.	1,589	238,874
SkyWest, Inc.	5,963	79,189
Virgin America, Inc.†	1,000	43,250
		1,269,665
Apparel Manufacturers — 0.1%
G-III Apparel Group, Ltd.†	2,226	224,848
Oxford Industries, Inc.	1,689	93,250
Quiksilver, Inc.†	14,358	31,731
		349,829
Appliances — 0.1%
iRobot Corp.†	3,444	119,576
Applications Software — 0.4%
Dealertrack Technologies, Inc.†	5,163	228,772
Ebix, Inc.	3,419	58,089
Epiq Systems, Inc.	3,648	62,308
Five9, Inc.†	3,800	17,024
Globant SA†	2,000	31,240
HubSpot, Inc.†	3,400	114,274
New Relic, Inc.†	1,400	48,776
Paycom Software, Inc.†	5,500	144,815
Progress Software Corp.†	5,848	158,013
Tangoe, Inc.†	4,255	55,443
		918,754
Athletic Equipment — 0.1%
Nautilus, Inc.†	9,400	142,692
Auction Houses/Art Dealers — 0.1%
Sotheby’s	6,040	260,807
Audio/Video Products — 0.1%
Daktronics, Inc.	4,568	57,146
DTS, Inc.†	2,003	61,592
Universal Electronics, Inc.†	1,841	119,720
VOXX International Corp.†	14,235	124,699
		363,157
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	3,679	212,646
Auto/Truck Parts & Equipment-Original — 0.9%
Dana Holding Corp.	66,080	1,436,579
Superior Industries International, Inc.	24,000	474,960
Titan International, Inc.	6,247	66,406
Tower International, Inc.†	8,800	224,840
		2,202,785
Auto/Truck Parts & Equipment-Replacement — 0.3%
Dorman Products, Inc.†	3,574	172,517
Douglas Dynamics, Inc.	26,200	561,466
Standard Motor Products, Inc.	2,427	92,517
		826,500
Banks-Commercial — 10.7%
1st Source Corp.	3,200	109,792
BancFirst Corp.	6,200	393,018
BancorpSouth, Inc.	13,500	303,885
Bank of the Ozarks, Inc.	7,523	285,272
BankUnited, Inc.	41,750	1,209,497
Banner Corp.	5,481	235,793
BBCN Bancorp, Inc.	13,863	199,350
Capital Bank Financial Corp., Class A†	14,000	375,200
Cardinal Financial Corp.	3,732	74,006
Cathay General Bancorp	5,200	133,068
Central Pacific Financial Corp.	26,000	559,000
Chemical Financial Corp.	2,100	64,344
Citizens & Northern Corp.	1,300	26,871
City Holding Co.	5,173	240,700
CoBiz Financial, Inc.	3,900	51,207
Columbia Banking System, Inc.	6,220	171,734
Community Bank System, Inc.	4,730	180,355
CVB Financial Corp.	34,221	548,220
East West Bancorp, Inc.	655	25,355
First BanCorp†	12,161	71,385
First Commonwealth Financial Corp.	47,388	436,917
First Financial Bancorp	10,151	188,707
First Financial Bankshares, Inc.	7,465	223,054
First Interstate BancSystem, Inc.	3,200	89,024
First Midwest Bancorp, Inc.	8,773	150,106
First Republic Bank	20,070	1,046,048
FirstMerit Corp.	107,430	2,029,353
FNB Corp.	28,616	381,165
Glacier Bancorp, Inc.	8,742	242,765
Guaranty Bancorp	2,300	33,212
Hanmi Financial Corp.	3,716	81,046
Home BancShares, Inc.	6,846	220,167
Iberiabank Corp.	37,880	2,456,518
Independent Bank Corp.	2,792	119,526
LegacyTexas Financial Group, Inc.	4,242	101,172
MainSource Financial Group, Inc.	2,700	56,484
MB Financial, Inc.	7,492	246,187
National Penn Bancshares, Inc.	18,323	192,850
NBT Bancorp, Inc.	5,095	133,846
OFG Bancorp	19,806	329,770
Old National Bancorp	12,463	185,449
PacWest Bancorp	3,800	172,748
Pinnacle Financial Partners, Inc.	3,864	152,783
PrivateBancorp, Inc.	8,193	273,646
S&T Bancorp, Inc.	3,472	103,500
Sierra Bancorp	1,600	28,096
Signature Bank†	13,980	1,760,921
Simmons First National Corp., Class A	5,748	233,656
Southside Bancshares, Inc.	891	25,759

1

Southwest Bancorp, Inc.	8,600	149,296
Suffolk Bancorp	7,202	163,557
Susquehanna Bancshares, Inc.	28,922	388,422
SVB Financial Group†	19,200	2,228,544
TCF Financial Corp.	13,600	216,104
Texas Capital Bancshares, Inc.†	5,326	289,362
Tompkins Financial Corp.	19,970	1,104,341
TrustCo Bank Corp.	11,057	80,274
UMB Financial Corp.	6,400	364,096
Union Bankshares Corp.	20,063	483,117
United Bankshares, Inc.	7,419	277,842
United Community Banks, Inc.	5,266	99,738
Webster Financial Corp.	1,300	42,289
West Bancorporation, Inc.	6,100	103,822
Westamerica Bancorporation	4,716	231,178
Wilshire Bancorp, Inc.	20,412	206,774
Wintrust Financial Corp.	59,513	2,782,828
		26,164,111
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	9,645	129,918
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	4,800	84,192
Batteries/Battery Systems — 0.1%
EnerSys	5,285	326,190
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,035	299,674
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	4,600	238,234
Building & Construction Products-Misc. — 0.4%
Drew Industries, Inc.†	2,756	140,749
Gibraltar Industries, Inc.†	35,214	572,579
Quanex Building Products Corp.	4,374	82,144
Simpson Manufacturing Co., Inc.	4,848	167,741
Trex Co., Inc.†	1,300	55,354
		1,018,567
Building & Construction-Misc. — 0.1%
Aegion Corp.†	4,356	81,065
Comfort Systems USA, Inc.	4,341	74,318
Dycom Industries, Inc.†	3,969	139,272
		294,655
Building Products-Air & Heating — 0.0%
AAON, Inc.	4,887	109,420
Building Products-Cement — 0.1%
Headwaters, Inc.†	8,565	128,389
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,375	142,999
Griffon Corp.	4,908	65,276
PGT, Inc.†	5,549	53,437
		261,712
Building Products-Wood — 0.5%
Boise Cascade Co.†	29,902	1,110,859
Universal Forest Products, Inc.	2,327	123,797
		1,234,656
Building-Heavy Construction — 0.1%
Orion Marine Group, Inc.†	3,207	35,437
Tutor Perini Corp.†	11,740	282,582
		318,019
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,041	173,075
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	3,141	68,348
Building-Residential/Commercial — 0.8%
M/I Homes, Inc.†	2,852	65,482
Meritage Homes Corp.†	4,331	155,873
Ryland Group, Inc.	29,953	1,154,988
Standard Pacific Corp.†	17,623	128,471
WCI Communities, Inc.†	18,530	362,817
		1,867,631
Casino Hotels — 0.1%
Boyd Gaming Corp.†	9,096	116,247
Monarch Casino & Resort, Inc.†	1,175	19,493
		135,740
Casino Services — 0.0%
Scientific Games Corp., Class A†	5,733	72,981
Cellular Telecom — 0.0%
NTELOS Holdings Corp.	1,964	8,229
Chemicals-Diversified — 0.4%
Aceto Corp.	3,183	69,071
Innophos Holdings, Inc.	2,533	148,054
Koppers Holdings, Inc.	30,478	791,818
		1,008,943
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	4,970	110,831
Chemicals-Other — 0.0%
American Vanguard Corp.	2,951	34,291
Chemicals-Plastics — 0.2%
A. Schulman, Inc.	3,396	137,640
PolyOne Corp.	6,530	247,552
		385,192
Chemicals-Specialty — 1.1%
Balchem Corp.	3,582	238,704
Calgon Carbon Corp.†	6,201	128,857
H.B. Fuller Co.	5,860	260,946
Hawkins, Inc.	1,101	47,706
Kraton Performance Polymers, Inc.†	32,685	679,521
Minerals Technologies, Inc.	9,400	652,830
OM Group, Inc.	10,091	300,712
Quaker Chemical Corp.	1,546	142,294
Stepan Co.	2,230	89,378
Zep, Inc.	2,690	40,754
		2,581,702
Circuit Boards — 0.8%
Park Electrochemical Corp.	74,226	1,850,454
TTM Technologies, Inc.†	6,215	46,799
		1,897,253
Coal — 0.3%
Arch Coal, Inc.	24,734	44,027
Cloud Peak Energy, Inc.†	66,518	610,635
SunCoke Energy, Inc.	7,716	149,227
		803,889
Commercial Services — 0.3%
Healthcare Services Group, Inc.	8,235	254,709
HMS Holdings Corp.†	10,800	228,312
Medifast, Inc.†	2,107	70,690
Nutrisystem, Inc.	3,353	65,551
Providence Service Corp.†	1,385	50,469
		669,731
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	5,188	200,153

2

EVERTEC, Inc.	2,000	44,260
Green Dot Corp., Class A†	4,219	86,447
Heartland Payment Systems, Inc.	8,120	438,074
MoneyGram International, Inc.†	7,200	65,448
Vantiv, Inc., Class A†	3,400	115,328
		949,710
Communications Software — 0.4%
Digi International, Inc.†	109,665	1,018,788
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	21,600	756,432
Computer Data Security — 0.2%
Qualys, Inc.†	7,100	268,025
Varonis Systems, Inc.†	7,400	242,942
		510,967
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	4,565	131,609
Computer Services — 1.2%
CACI International, Inc., Class A†	2,773	238,977
Ciber, Inc.†	8,226	29,202
Engility Holdings, Inc.†	9,950	425,860
ExlService Holdings, Inc.†	3,636	104,390
iGATE Corp.†	4,142	163,526
Insight Enterprises, Inc.†	6,774	175,379
LivePerson, Inc.†	5,795	81,709
Manhattan Associates, Inc.†	15,096	614,709
MAXIMUS, Inc.	7,674	420,842
Science Applications International Corp.	4,200	208,026
Sykes Enterprises, Inc.†	4,540	106,554
TeleTech Holdings, Inc.†	2,044	48,402
Unisys Corp.†	9,100	268,268
Virtusa Corp.†	3,128	130,344
		3,016,188
Computer Software — 0.6%
AVG Technologies NV†	37,700	744,198
Avid Technology, Inc.†	26,600	377,986
Blackbaud, Inc.	5,394	233,344
		1,355,528
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,728	21,755
Mercury Systems, Inc.†	3,755	52,270
MTS Systems Corp.	1,759	131,978
NetScout Systems, Inc.†	4,368	159,607
Super Micro Computer, Inc.†	4,072	142,031
		507,641
Computers-Memory Devices — 0.1%
Nimble Storage, Inc.†	10,200	280,500
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	5,478	234,623
Synaptics, Inc.†	4,300	296,012
		530,635
Consulting Services — 0.1%
Forrester Research, Inc.	1,273	50,105
Navigant Consulting, Inc.†	5,651	86,856
		136,961
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co., Class A†	4,995	47,702
CSS Industries, Inc.	4,100	113,324
Helen of Troy, Ltd.†	3,112	202,467
WD-40 Co.	1,603	136,383
		499,876
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.†	52,400	713,688
KapStone Paper and Packaging Corp.	9,844	288,528
		1,002,216
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,983	81,883
Data Processing/Management — 0.2%
CSG Systems International, Inc.	4,000	100,280
Fair Isaac Corp.	4,900	354,270
		454,550
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	15,000	175,500
Interactive Intelligence Group, Inc.†	1,966	94,171
		269,671
Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	12,574	124,105
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	4,852	79,864
Direct Marketing — 0.0%
Harte-Hanks, Inc.	4,990	38,623
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,575	128,992
Merit Medical Systems, Inc.†	5,057	87,638
		216,630
Distribution/Wholesale — 0.7%
MWI Veterinary Supply, Inc.†	1,505	255,715
Pool Corp.	5,060	321,007
ScanSource, Inc.†	3,327	133,612
United Stationers, Inc.	24,233	1,021,663
		1,731,997
Diversified Manufacturing Operations — 1.1%
Actuant Corp., Class A	7,570	206,207
AZZ, Inc.	2,991	140,338
Barnes Group, Inc.	5,710	211,327
Blount International, Inc.†	2,900	50,953
EnPro Industries, Inc.†	2,795	175,414
Fabrinet†	3,457	61,327
Federal Signal Corp.	7,293	112,604
Harsco Corp.	61,200	1,156,068
LSB Industries, Inc.†	2,266	71,243
Lydall, Inc.†	1,999	65,607
Park-Ohio Holdings Corp.	1,600	100,848
Standex International Corp.	3,686	284,780
Tredegar Corp.	2,981	67,043
		2,703,759
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	6,282	161,385
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,339	62,358
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	7,600	91,352
Depomed, Inc.†	6,844	110,257
Revance Therapeutics, Inc.†	2,600	44,044
		245,653
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,380	49,694
Chegg, Inc.†	1,800	12,438
FTD Cos., Inc.†	2,212	77,022

3

Stamps.com, Inc.†	1,706	81,871
		221,025
E-Commerce/Services — 0.0%
Coupons.com, Inc.†	1,700	30,175
Wayfair, Inc., Class A†	1,500	29,775
		59,950
E-Marketing/Info — 0.1%
comScore, Inc.†	3,985	185,024
Liquidity Services, Inc.†	2,859	23,358
QuinStreet, Inc.†	4,034	24,486
Rubicon Project, Inc.†	2,000	32,280
		265,148
E-Services/Consulting — 0.0%
Perficient, Inc.†	4,011	74,725
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,620	253,275
Electric-Generation — 0.0%
Atlantic Power Corp.	43,200	117,072
Electric-Integrated — 2.0%
ALLETE, Inc.	13,700	755,418
Avista Corp.	6,672	235,855
Cleco Corp.	11,470	625,574
El Paso Electric Co.	11,003	440,780
MGE Energy, Inc.	5,250	239,452
NorthWestern Corp.	18,250	1,032,585
PNM Resources, Inc.	4,900	145,187
Portland General Electric Co.	30,020	1,135,657
UIL Holdings Corp.	6,589	286,885
		4,897,393
Electronic Components-Misc. — 1.8%
AVX Corp.	108,790	1,523,060
Bel Fuse, Inc., Class B	10,016	273,837
Benchmark Electronics, Inc.†	25,490	648,466
CTS Corp.	3,900	69,537
Methode Electronics, Inc.	4,446	162,324
OSI Systems, Inc.†	2,172	153,712
Plexus Corp.†	3,919	161,502
Rogers Corp.†	2,131	173,549
Sanmina Corp.†	18,210	428,481
Stoneridge, Inc.†	51,700	664,862
Vishay Intertechnology, Inc.	6,100	86,315
		4,345,645
Electronic Components-Semiconductors — 1.4%
CEVA, Inc.†	2,353	42,684
Diodes, Inc.†	4,269	117,696
DSP Group, Inc.†	8,218	89,330
Entropic Communications, Inc.†	10,495	26,552
Fairchild Semiconductor International, Inc.†	19,400	327,472
First Solar, Inc.†	4,600	205,137
InvenSense, Inc.†	9,700	157,722
Kopin Corp.†	7,065	25,575
Microsemi Corp.†	11,074	314,280
Monolithic Power Systems, Inc.	4,199	208,858
OmniVision Technologies, Inc.†	3,500	91,000
ON Semiconductor Corp.†	143,390	1,452,541
PMC-Sierra, Inc.†	20,200	185,032
QLogic Corp.†	10,271	136,810
		3,380,689
Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	1,684	99,945
ESCO Technologies, Inc.	3,066	113,136
FARO Technologies, Inc.†	2,013	126,175
		339,256
Electronic Security Devices — 0.3%
American Science & Engineering, Inc.	917	47,592
Taser International, Inc.†	22,319	591,007
		638,599
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	2,598	33,826
Green Plains, Inc.	3,988	98,823
Renewable Energy Group, Inc.†	3,900	37,869
REX American Resources Corp.†	9,600	594,912
Vivint Solar, Inc.†	3,500	32,270
		797,700
Engineering/R&D Services — 1.1%
Argan, Inc.	13,300	447,412
EMCOR Group, Inc.	39,947	1,777,242
Exponent, Inc.	1,499	123,668
VSE Corp.	6,500	428,350
		2,776,672
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	25,586	522,466
Enterprise Software/Service — 0.8%
Digital River, Inc.†	3,715	91,872
Hortonworks, Inc.†	1,300	35,100
ManTech International Corp., Class A	19,636	593,596
MedAssets, Inc.†	22,315	440,944
MicroStrategy, Inc., Class A†	1,053	171,007
Omnicell, Inc.†	4,149	137,415
OPOWER, Inc.†	400	5,692
Rally Software Development Corp.†	14,600	166,002
SYNNEX Corp.	3,254	254,333
Veeva Systems, Inc., Class A†	2,600	68,666
		1,964,627
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	29,502	826,941
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,295	194,777
Filtration/Separation Products — 0.2%
Polypore International, Inc.†	12,400	583,420
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	600	81,846
Finance-Consumer Loans — 0.6%
Encore Capital Group, Inc.†	2,787	123,743
Enova International, Inc.†	3,080	68,561
Nelnet, Inc., Class A	5,800	268,714
PRA Group, Inc.†	10,535	610,292
World Acceptance Corp.†	6,347	504,269
		1,575,579
Finance-Investment Banker/Broker — 1.7%
Cowen Group, Inc., Class A†	27,600	132,480
Evercore Partners, Inc., Class A	4,195	219,692
FBR & Co.†	3,900	95,901
FXCM, Inc., Class A	4,946	81,955
Greenhill & Co., Inc.	16,467	717,961
Interactive Brokers Group, Inc., Class A	6,812	198,638
Investment Technology Group, Inc.†	34,354	715,251
Piper Jaffray Cos.†	1,898	110,255
Raymond James Financial, Inc.	26,680	1,528,497
Stifel Financial Corp.†	7,692	392,446

4

SWS Group, Inc.†	3,557	24,579
		4,217,655
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	4,300	88,279
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,200	85,152
Finance-Other Services — 0.2%
MarketAxess Holdings, Inc.	4,355	312,297
WageWorks, Inc.†	3,831	247,368
		559,665
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	2,600	24,232
NMI Holdings, Inc., Class A†	13,400	122,342
		146,574
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,260	78,264
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	2,325	62,845
Food-Meat Products — 0.1%
Darling Ingredients, Inc.†	19,189	348,472
Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	10,853	324,505
Cal-Maine Foods, Inc.	3,495	136,410
Chiquita Brands International, Inc.†	22,600	326,796
Diamond Foods, Inc.†	3,075	86,807
J&J Snack Foods Corp.	1,740	189,260
Pinnacle Foods, Inc.	7,500	264,750
Snyder’s-Lance, Inc.	6,059	185,102
		1,513,630
Food-Retail — 0.6%
Smart & Final Stores, Inc.†	6,600	103,818
Weis Markets, Inc.	30,660	1,466,161
		1,569,979
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,793	84,809
SpartanNash Co.	4,369	114,206
		199,015
Footwear & Related Apparel — 0.8%
Crocs, Inc.†	9,613	120,066
Iconix Brand Group, Inc.†	30,290	1,023,499
Skechers U.S.A., Inc., Class A†	4,778	263,985
Steven Madden, Ltd.†	6,586	209,632
Wolverine World Wide, Inc.	11,835	348,778
		1,965,960
Forestry — 0.0%
Deltic Timber Corp.	1,290	88,236
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,447	167,766
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	6,989	155,505
Garden Products — 0.2%
Toro Co.	6,487	413,935
Gas-Distribution — 1.3%
AGL Resources, Inc.	3,000	163,530
Laclede Group, Inc.	12,685	674,842
New Jersey Resources Corp.	8,718	533,542
Northwest Natural Gas Co.	5,605	279,690
Piedmont Natural Gas Co., Inc.	12,928	509,492
South Jersey Industries, Inc.	3,920	231,006
Southwest Gas Corp.	8,620	532,802
WGL Holdings, Inc.	3,770	205,917
		3,130,821
Golf — 0.0%
Callaway Golf Co.	9,039	69,600
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	2,520	101,102
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,035	38,523
ExamWorks Group, Inc.†	3,967	164,987
HealthEquity, Inc.†	1,000	25,450
		228,960
Home Furnishings — 0.3%
American Woodmark Corp.†	1,457	58,921
Ethan Allen Interiors, Inc.	3,034	93,963
La-Z-Boy, Inc.	6,032	161,899
Leggett & Platt, Inc.	5,200	221,572
Select Comfort Corp.†	6,209	167,829
		704,184
Hotels/Motels — 0.0%
Marcus Corp.	2,139	39,593
Human Resources — 1.6%
AMN Healthcare Services, Inc.†	5,434	106,506
Barrett Business Services, Inc.	11,600	317,840
CDI Corp.	1,691	29,948
Cross Country Healthcare, Inc.†	112,863	1,408,530
Heidrick & Struggles International, Inc.	1,913	44,095
Insperity, Inc.	2,627	89,029
Kelly Services, Inc., Class A	3,467	59,008
Korn/Ferry International†	21,061	605,714
Monster Worldwide, Inc.†	10,337	47,757
On Assignment, Inc.†	5,490	182,213
Paylocity Holding Corp.†	2,300	60,053
Resources Connection, Inc.	4,437	72,989
TriNet Group, Inc.†	1,700	53,176
TrueBlue, Inc.†	38,424	854,934
		3,931,792
Identification Systems — 0.1%
Brady Corp., Class A	5,555	151,874
Checkpoint Systems, Inc.†	4,870	66,865
		218,739
Independent Power Producers — 0.1%
Dynegy, Inc.†	3,900	118,365
Ormat Technologies, Inc.	300	8,154
		126,519
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,300	112,497
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,816	242,087
Insurance Brokers — 0.0%
eHealth, Inc.†	2,076	51,734
Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	23,909	697,904
CNO Financial Group, Inc.	26,100	449,442
Primerica, Inc.	3,200	173,632
Trupanion, Inc.†	3,600	24,948
		1,345,926

5

Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	4,884	162,051
United Fire Group, Inc.	2,452	72,898
		234,949
Insurance-Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	900	22,050
AMERISAFE, Inc.	2,193	92,895
Employers Holdings, Inc.	3,669	86,258
Global Indemnity PLC†	1,200	34,044
HCI Group, Inc.	1,063	45,964
Infinity Property & Casualty Corp.	1,339	103,451
Meadowbrook Insurance Group, Inc.	5,428	45,921
Navigators Group, Inc.†	4,264	312,722
ProAssurance Corp.	36,003	1,625,535
RLI Corp.	4,312	213,013
Safety Insurance Group, Inc.	1,469	94,031
Selective Insurance Group, Inc.	6,575	178,643
Stewart Information Services Corp.	3,384	125,343
Universal Insurance Holdings, Inc.	3,393	69,387
		3,049,257
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	1,400	61,278
Axis Capital Holdings, Ltd.	24,450	1,249,151
Montpelier Re Holdings, Ltd.	4,294	153,811
Platinum Underwriters Holdings, Ltd.	6,000	440,520
		1,904,760
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	13,100	105,324
Connecture, Inc.†	2,600	23,426
Intralinks Holdings, Inc.†	23,100	274,890
Yodlee, Inc.†	1,700	20,740
		424,380
Internet Content-Information/News — 0.1%
Dice Holdings, Inc.†	4,335	43,393
HealthStream, Inc.†	2,479	73,081
WebMD Health Corp.†	4,400	174,020
XO Group, Inc.†	2,819	51,334
		341,828
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	29,200	29,200
Internet Security — 0.0%
VASCO Data Security International, Inc.†	3,420	96,478
Internet Telephone — 0.3%
j2 Global, Inc.	5,292	328,104
magicJack VocalTec, Ltd.†	7,925	64,351
RingCentral, Inc.†	12,700	189,484
TeleCommunication Systems, Inc., Class A†	40,700	126,984
		708,923
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	9,290	1,971,710
Calamos Asset Management, Inc., Class A	1,986	26,453
Federated Investors, Inc., Class B	1,900	62,567
Financial Engines, Inc.	6,054	221,274
Virtus Investment Partners, Inc.	823	140,313
		2,422,317
Lasers-System/Components — 0.3%
Coherent, Inc.†	8,827	535,975
Electro Scientific Industries, Inc.	3,098	24,041
II-VI, Inc.†	6,060	82,719
Newport Corp.†	5,643	107,838
Rofin-Sinar Technologies, Inc.†	3,268	94,020
		844,593
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,000	420,210
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	4,622	327,469
UniFirst Corp.	1,823	221,403
		548,872
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,191	86,128
Hyster-Yale Materials Handling, Inc.	1,300	95,160
		181,288
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,598	172,563
Machinery-Farming — 0.1%
Lindsay Corp.	1,422	121,922
Machinery-General Industrial — 0.8%
Albany International Corp., Class A	3,345	127,077
Altra Industrial Motion Corp.	3,950	112,140
Applied Industrial Technologies, Inc.	9,410	429,002
DXP Enterprises, Inc.†	1,500	75,795
Kadant, Inc.	7,500	320,175
Manitowoc Co., Inc.	35,930	794,053
Tennant Co.	2,144	154,732
		2,012,974
Medical Imaging Systems — 0.1%
Analogic Corp.	1,442	122,008
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,215	73,811
Medidata Solutions, Inc.†	6,321	301,828
Quality Systems, Inc.	5,126	79,914
		455,553
Medical Instruments — 1.1%
Abaxis, Inc.	2,468	140,256
AngioDynamics, Inc.†	2,979	56,631
CONMED Corp.	15,007	674,715
CryoLife, Inc.	2,930	33,197
Integra LifeSciences Holdings Corp.†	2,942	159,544
Natus Medical, Inc.†	3,793	136,700
NuVasive, Inc.†	11,981	565,024
SurModics, Inc.†	26,198	578,976
Symmetry Surgical, Inc.†	3,325	25,902
Thoratec Corp.†	7,600	246,696
		2,617,641
Medical Labs & Testing Services — 0.0%
Bio-Reference Laboratories, Inc.†	2,875	92,374
Roka Bioscience, Inc.†	3,600	15,876
		108,250
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	6,522	178,833
PhotoMedex, Inc.†	8,238	12,604
		191,437
Medical Products — 0.8%
ABIOMED, Inc.†	4,289	163,239
Accuray, Inc.†	22,200	167,610
Cantel Medical Corp.	4,113	177,928
Cyberonics, Inc.†	3,066	170,715
Greatbatch, Inc.†	2,912	143,562

6

Haemonetics Corp.†	5,982	223,846
Hanger, Inc.†	4,112	90,053
Invacare Corp.	3,405	57,068
Luminex Corp.†	4,442	83,332
Sientra, Inc.†	1,700	28,543
West Pharmaceutical Services, Inc.	8,281	440,881
Wright Medical Group, Inc.†	10,900	292,883
		2,039,660
Medical-Biomedical/Gene — 1.5%
Acorda Therapeutics, Inc.†	4,888	199,773
Alnylam Pharmaceuticals, Inc.†	5,300	514,100
Applied Genetic Technologies Corp.†	1,200	25,224
Ardelyx, Inc.†	3,300	62,337
Atara Biotherapeutics, Inc.†	5,400	144,450
Avalanche Biotechnologies, Inc.†	1,000	54,000
Bellicum Pharmaceuticals, Inc.†	8,200	188,928
Cambrex Corp.†	3,612	78,091
Eleven Biotherapeutics, Inc.†	3,500	41,580
Emergent Biosolutions, Inc.†	3,413	92,936
Foundation Medicine, Inc.†	1,200	26,664
Karyopharm Therapeutics, Inc.†	900	33,687
Kite Pharma, Inc.†	1,400	80,738
Ligand Pharmaceuticals, Inc.†	2,123	112,965
MacroGenics, Inc.†	5,600	196,392
Medicines Co.†	7,623	210,928
Merrimack Pharmaceuticals, Inc.†	13,400	151,420
Momenta Pharmaceuticals, Inc.†	5,440	65,498
NPS Pharmaceuticals, Inc.†	10,000	357,700
Prothena Corp. PLC†	7,600	157,776
PTC Therapeutics, Inc.†	5,600	289,912
Repligen Corp.†	3,584	70,963
Sage Therapeutics, Inc.†	700	25,620
Spectrum Pharmaceuticals, Inc.†	6,740	46,708
Synageva BioPharma Corp.†	2,800	259,812
Trius Therapeutics, Inc. CVR(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	1,600	70,208
Versartis, Inc.†	6,600	148,170
		3,706,580
Medical-Drugs — 1.4%
ACADIA Pharmaceuticals, Inc.†	14,300	454,025
Adamas Pharmaceuticals, Inc.†	5,300	92,061
Akorn, Inc.†	8,670	313,854
Auspex Pharmaceuticals, Inc.†	400	20,992
ChemoCentryx, Inc.†	9,200	62,836
Chimerix, Inc.†	4,700	189,222
Dicerna Pharmaceuticals, Inc.†	2,600	42,822
FibroGen, Inc.†	3,000	82,020
Immune Design Corp.†	9,000	277,020
Infinity Pharmaceuticals, Inc.†	12,100	204,369
Lannett Co., Inc.†	5,083	217,959
Mallinckrodt PLC†	500	49,515
Pacira Pharmaceuticals, Inc.†	4,500	398,970
PharMerica Corp.†	3,509	72,671
PRA Health Sciences, Inc.†	3,700	89,614
Prestige Brands Holdings, Inc.†	14,479	502,711
Sagent Pharmaceuticals, Inc.†	12,740	319,902
Tokai Pharmaceuticals, Inc.†	8,500	125,290
ZS Pharma Inc†	900	37,413
		3,553,266
Medical-Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	8,300	96,363
Impax Laboratories, Inc.†	7,721	244,601
		340,964
Medical-HMO — 0.5%
Centene Corp.†	6,000	623,100
Magellan Health, Inc.†	3,221	193,357
Molina Healthcare, Inc.†	6,166	330,066
		1,146,523
Medical-Hospitals — 0.3%
LifePoint Hospitals, Inc.†	9,110	655,100
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	2,357	104,627
Kindred Healthcare, Inc.	8,111	147,458
		252,085
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	4,157	183,033
Almost Family, Inc.†	916	26,518
Amedisys, Inc.†	3,889	114,142
Amsurg Corp.†	5,608	306,926
Chemed Corp.	1,982	209,438
Gentiva Health Services, Inc.†	3,661	69,742
LHC Group, Inc.†	1,431	44,618
		954,417
Medical-Wholesale Drug Distribution — 0.0%
VWR Corp.†	3,000	77,610
Metal Processors & Fabrication — 1.0%
Ampco-Pittsburgh Corp.	1,100	21,175
CIRCOR International, Inc.	2,059	124,117
Haynes International, Inc.	14,513	703,880
Mueller Industries, Inc.	6,629	226,314
RBC Bearings, Inc.	14,804	955,302
RTI International Metals, Inc.†	20,699	522,857
		2,553,645
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	2,027	16,176
Olympic Steel, Inc.	1,062	18,882
		35,058
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,011	146,669
Kaiser Aluminum Corp.	2,073	148,074
		294,743
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	7,313	252,299
John Bean Technologies Corp.	3,393	111,494
		363,793
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	23,700	202,398
Surgical Care Affiliates, Inc.†	4,100	137,965
		340,363
Multimedia — 0.1%
Demand Media, Inc.†	17,100	104,652
EW Scripps Co., Class A†	3,497	78,158
		182,810
Networking Products — 0.5%
Anixter International, Inc.†	3,176	280,949
Arista Networks, Inc.†	1,300	78,988
Black Box Corp.	8,140	194,546
Ixia†	6,851	77,074
LogMeIn, Inc.†	2,841	140,175
NETGEAR, Inc.†	4,030	143,387
Polycom, Inc.†	30,400	410,400
		1,325,519

7

Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	7,476	128,811
Horsehead Holding Corp.†	53,250	842,948
Materion Corp.	2,348	82,720
		1,054,479
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	7,020	206,599
Interface, Inc.	7,719	127,132
Steelcase, Inc., Class A	2,900	52,055
		385,786
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	95,784	863,014
Oil & Gas Drilling — 0.0%
Paragon Offshore PLC	9,875	27,354
Oil Companies-Exploration & Production — 1.4%
Abraxas Petroleum Corp.†	130,000	382,200
Approach Resources, Inc.†	4,240	27,094
Bill Barrett Corp.†	26,775	304,967
Bonanza Creek Energy, Inc.†	3,748	89,952
Carrizo Oil & Gas, Inc.†	25,471	1,059,594
Clayton Williams Energy, Inc.†	3,700	236,060
Comstock Resources, Inc.	10,086	68,686
Contango Oil & Gas Co.†	3,151	92,135
FMSA Holdings, Inc.†	3,600	24,912
Isramco, Inc.†	200	27,600
Jones Energy, Inc., Class A†	16,900	192,829
Northern Oil and Gas, Inc.†	6,678	37,731
PDC Energy, Inc.†	4,180	172,509
Penn Virginia Corp.†	8,338	55,698
PetroQuest Energy, Inc.†	6,847	25,608
Rex Energy Corp.†	5,674	28,937
Stone Energy Corp.†	11,246	189,832
Swift Energy Co.†	5,110	20,695
Synergy Resources Corp.†	8,038	100,797
VAALCO Energy, Inc.†	23,900	108,984
WPX Energy, Inc.†	16,810	195,500
		3,442,320
Oil Field Machinery & Equipment — 0.4%
Flotek Industries, Inc.†	5,845	109,477
Gulf Island Fabrication, Inc.	31,446	609,738
Natural Gas Services Group, Inc.†	14,770	340,301
		1,059,516
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,000	49,950
Alon USA Energy, Inc.	6,800	86,156
Western Refining, Inc.	4,200	158,676
		294,782
Oil-Field Services — 1.7%
Basic Energy Services, Inc.†	25,976	182,092
Bristow Group, Inc.	4,097	269,542
C&J Energy Services, Inc.†	25,202	332,919
Exterran Holdings, Inc.	23,554	767,389
Frank’s International NV	22,660	376,836
Gulfmark Offshore, Inc., Class A	3,069	74,945
Key Energy Services, Inc.†	75,870	126,703
Matrix Service Co.†	8,860	197,755
McDermott International, Inc.†	73,990	215,311
Newpark Resources, Inc.†	9,787	93,368
Pioneer Energy Services Corp.†	24,134	133,702
SEACOR Holdings, Inc.†	8,556	631,518
Tesco Corp.	4,203	53,883
TETRA Technologies, Inc.†	97,155	648,995
		4,104,958
Paper & Related Products — 0.4%
Clearwater Paper Corp.†	2,276	156,020
Domtar Corp.	2,800	112,616
Neenah Paper, Inc.	1,938	116,803
P.H. Glatfelter Co.	5,004	127,952
Resolute Forest Products, Inc.†	11,500	202,515
Schweitzer-Mauduit International, Inc.	3,550	150,165
Veritiv Corp.†	951	49,328
Wausau Paper Corp.	5,826	66,242
		981,641
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	5,557	146,371
Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.	3,200	123,072
Physicians Practice Management — 0.1%
Healthways, Inc.†	4,124	81,985
IPC Healthcare, Inc.†	2,007	92,101
		174,086
Platinum — 0.1%
Stillwater Mining Co.†	14,003	206,404
Poultry — 0.3%
Pilgrim’s Pride Corp.†	10,400	341,016
Sanderson Farms, Inc.	5,293	444,744
		785,760
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	4,392	104,090
Powell Industries, Inc.	1,079	52,947
SunPower Corp.†	9,500	245,385
Vicor Corp.†	1,932	23,377
		425,799
Printing-Commercial — 0.2%
Deluxe Corp.	6,500	404,625
Quad/Graphics, Inc.	4,000	91,840
RR Donnelley & Sons Co.	2,932	49,272
		545,737
Protection/Safety — 0.0%
Landauer, Inc.	1,113	37,998
Publishing-Books — 0.0%
Scholastic Corp.	3,127	113,885
Publishing-Newspapers — 0.1%
Lee Enterprises, Inc.†	32,900	121,072
Radio — 0.0%
Entercom Communications Corp., Class A†	4,454	54,161
Radio One, Inc., Class D†	9,500	15,865
		70,026
Real Estate Investment Trusts — 7.4%
Acadia Realty Trust	7,877	252,300
Agree Realty Corp.	2,005	62,336
American Assets Trust, Inc.	10,220	406,858
Anworth Mtg. Asset Corp.	22,500	118,125
Ashford Hospitality Prime, Inc.	520	8,923
Ashford Hospitality Trust, Inc.	2,700	28,296
Associated Estates Realty Corp.	7,917	183,754
Aviv REIT, Inc.	2,863	98,716
BioMed Realty Trust, Inc.	21,010	452,555
Capstead Mtg. Corp.	50,964	625,838
CareTrust REIT, Inc.	4,044	49,863

8

CBL & Associates Properties, Inc.	6,500	126,230
Cedar Realty Trust, Inc.	8,030	58,940
Chambers Street Properties	3,200	25,792
Chesapeake Lodging Trust	6,395	237,958
CoreSite Realty Corp.	21,830	852,462
Corporate Office Properties Trust	12,250	347,533
Cousins Properties, Inc.	74,739	853,519
CYS Investments, Inc.	90,000	784,800
DCT Industrial Trust, Inc.	3,050	108,763
DiamondRock Hospitality Co.	29,303	435,736
EastGroup Properties, Inc.	18,810	1,191,049
Education Realty Trust, Inc.	5,534	202,489
Empire State Realty Trust, Inc., Class A	20,630	362,675
EPR Properties	10,559	608,515
Equity LifeStyle Properties, Inc.	2,300	118,565
FelCor Lodging Trust, Inc.	3,600	38,952
First Industrial Realty Trust, Inc.	2,500	51,400
First Potomac Realty Trust	31,800	393,048
Franklin Street Properties Corp.	15,890	194,970
Geo Group, Inc.	8,640	348,710
Getty Realty Corp.	3,037	55,304
Gladstone Commercial Corp.	1,500	25,755
Government Properties Income Trust	8,196	188,590
Healthcare Realty Trust, Inc.	11,440	312,541
Hersha Hospitality Trust	28,800	202,464
Home Properties, Inc.	3,500	229,600
Hospitality Properties Trust	6,300	195,300
Inland Real Estate Corp.	10,266	112,413
Kite Realty Group Trust	9,726	279,525
Lexington Realty Trust	24,354	267,407
LTC Properties, Inc.	14,060	606,970
Medical Properties Trust, Inc.	20,095	276,909
Mid-America Apartment Communities, Inc.	5,400	403,272
National Retail Properties, Inc.	2,500	98,425
Parkway Properties, Inc.	9,810	180,406
Pebblebrook Hotel Trust	32,230	1,470,655
Pennsylvania Real Estate Investment Trust	14,216	333,507
Post Properties, Inc.	9,646	566,896
Potlatch Corp.	11,800	494,066
PS Business Parks, Inc.	3,358	267,095
RAIT Financial Trust	3,200	24,544
Ramco-Gershenson Properties Trust	11,700	219,258
Retail Opportunity Investments Corp.	10,833	181,886
Sabra Health Care REIT, Inc.	6,354	192,971
Saul Centers, Inc.	4,415	252,494
Sovran Self Storage, Inc.	3,933	343,036
Strategic Hotels & Resorts, Inc.†	30,100	398,223
Taubman Centers, Inc.	2,000	152,840
Universal Health Realty Income Trust	1,507	72,517
Urstadt Biddle Properties, Inc., Class A	3,209	70,213
Washington Real Estate Investment Trust	5,640	156,002
		18,260,754
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	6,110	209,268
HFF, Inc., Class A	15,114	542,895
Jones Lang LaSalle, Inc.	3,050	457,286
		1,209,449
Real Estate Operations & Development — 0.4%
Alexander & Baldwin, Inc.	8,200	321,932
Brookdale Senior Living, Inc.†	5,740	210,486
Forestar Group, Inc.†	21,917	337,522
St. Joe Co.†	1,200	22,068
		892,008
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,507	53,499
Research & Development — 0.3%
Albany Molecular Research, Inc.†	2,774	45,161
Arrowhead Research Corp.†	13,200	97,416
INC Research Holdings, Inc.†	1,300	33,397
PAREXEL International Corp.†	8,210	456,147
		632,121
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,306	246,429
Respiratory Products — 0.0%
Inogen, Inc.†	2,000	62,740
Retail-Apparel/Shoe — 1.7%
Aeropostale, Inc.†	9,219	21,388
ANN, Inc.†	2,300	83,904
Boot Barn Holdings, Inc.†	300	5,460
Brown Shoe Co., Inc.	5,099	163,933
Buckle, Inc.	3,269	171,688
Burlington Stores, Inc.†	30,010	1,418,273
Cato Corp., Class A	9,122	384,766
Children’s Place, Inc.	15,470	881,790
Christopher & Banks Corp.†	4,303	24,570
Express, Inc.†	8,500	124,865
Finish Line, Inc., Class A	5,572	135,455
Francesca’s Holdings Corp.†	4,929	82,314
Genesco, Inc.†	2,807	215,072
Guess?, Inc.	4,600	96,968
Men’s Wearhouse, Inc.	5,319	234,834
Stein Mart, Inc.	3,299	48,232
		4,093,512
Retail-Appliances — 0.2%
hhgregg, Inc.†	72,900	551,853
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	6,235	61,228
Retail-Automobile — 0.6%
Group 1 Automotive, Inc.	2,492	223,333
Lithia Motors, Inc., Class A	2,661	230,682
Rush Enterprises, Inc., Class A†	25,140	805,737
Sonic Automotive, Inc., Class A	3,876	104,807
		1,364,559
Retail-Bookstores — 0.2%
Barnes & Noble, Inc.†	25,984	603,349
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	3,153	209,075
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	1,417	19,130
Retail-Convenience Store — 0.6%
Casey’s General Stores, Inc.	4,501	406,530
Pantry, Inc.†	27,000	1,000,620
		1,407,150
Retail-Discount — 0.1%
Fred’s, Inc., Class A	4,040	70,336
Tuesday Morning Corp.†	5,097	110,605
		180,941
Retail-Drug Store — 0.4%
Rite Aid Corp.†	132,500	996,400

9

Retail-Hair Salons — 0.3%
Regis Corp.†	37,915	635,455
Retail-Home Furnishings — 0.5%
Haverty Furniture Cos., Inc.	2,405	52,934
Kirkland’s, Inc.†	1,733	40,968
Pier 1 Imports, Inc.	75,730	1,166,242
		1,260,144
Retail-Jewelry — 0.3%
Movado Group, Inc.	22,862	648,595
Retail-Leisure Products — 0.4%
MarineMax, Inc.†	53,866	1,080,013
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	3,366	76,139
Ezcorp, Inc., Class A†	5,682	66,763
First Cash Financial Services, Inc.†	3,298	183,600
		326,502
Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	1,300	22,178
PetMed Express, Inc.	2,362	33,942
		56,120
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	6,000	44,460
Dillard’s, Inc., Class A	6,400	801,152
Stage Stores, Inc.	3,705	76,694
		922,306
Retail-Restaurants — 1.5%
Biglari Holdings, Inc.†	200	79,902
BJ’s Restaurants, Inc.†	2,523	126,680
Bob Evans Farms, Inc.	2,750	140,745
Buffalo Wild Wings, Inc.†	2,205	397,738
Cracker Barrel Old Country Store, Inc.	2,786	392,157
Dave & Buster’s Entertainment, Inc.†	3,800	103,740
DineEquity, Inc.	2,322	240,652
Jack in the Box, Inc.	6,002	479,920
Papa John’s International, Inc.	3,463	193,235
Red Robin Gourmet Burgers, Inc.†	4,933	379,718
Ruby Tuesday, Inc.†	7,215	49,351
Ruth’s Hospitality Group, Inc.	4,120	61,800
Sonic Corp.	29,669	807,887
Texas Roadhouse, Inc.	7,282	245,840
		3,699,365
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,119	31,001
Hibbett Sports, Inc.†	2,913	141,076
Zumiez, Inc.†	2,520	97,348
		269,425
Retail-Video Rentals — 0.5%
Outerwall, Inc.†	17,304	1,301,607
Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	12,360	580,425
Vitamin Shoppe, Inc.†	3,598	174,791
		755,216
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	9,801	172,498
Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.	1,600	21,376
Bank Mutual Corp.	5,046	34,616
BankFinancial Corp.	1,200	14,232
Beneficial Mutual Bancorp, Inc.	4,000	49,080
BofI Holding, Inc.†	1,519	118,193
Brookline Bancorp, Inc.	8,129	81,534
Capitol Federal Financial, Inc.	1,200	15,336
Charter Financial Corp.	8,400	96,180
Dime Community Bancshares, Inc.	3,521	57,322
Flushing Financial Corp.	7,500	152,025
Northfield Bancorp, Inc.	45,300	670,440
Northwest Bancshares, Inc.	11,063	138,619
OceanFirst Financial Corp.	4,200	71,988
Oritani Financial Corp.	4,439	68,361
Provident Financial Services, Inc.	6,275	113,326
Sterling Bancorp	9,776	140,579
Westfield Financial, Inc.	83,860	615,532
		2,458,739
Schools — 0.5%
American Public Education, Inc.†	2,012	74,183
Capella Education Co.	1,268	97,585
Career Education Corp.†	6,977	48,560
Strayer Education, Inc.†	14,070	1,045,120
Universal Technical Institute, Inc.	2,517	24,767
		1,290,215
Security Services — 0.1%
Brink’s Co.	5,660	138,161
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,532	40,598
ION Geophysical Corp.†	14,924	41,041
		81,639
Semiconductor Components-Integrated Circuits — 1.7%
Cirrus Logic, Inc.†	7,360	173,475
Emulex Corp.†	109,900	623,133
Exar Corp.†	129,935	1,325,337
Integrated Device Technology, Inc.†	19,900	390,040
Micrel, Inc.	9,615	139,514
Pericom Semiconductor Corp.†	2,316	31,359
Power Integrations, Inc.	3,440	177,985
TriQuint Semiconductor, Inc.†	46,174	1,272,094
		4,132,937
Semiconductor Equipment — 2.9%
Brooks Automation, Inc.	39,598	504,874
Cabot Microelectronics Corp.†	2,772	131,171
Cohu, Inc.	2,975	35,402
Kulicke & Soffa Industries, Inc.†	8,971	129,721
MKS Instruments, Inc.	6,181	226,225
Nanometrics, Inc.†	2,815	47,348
Photronics, Inc.†	19,200	159,552
Rudolph Technologies, Inc.†	181,587	1,857,635
Teradyne, Inc.	82,970	1,641,976
Tessera Technologies, Inc.	5,472	195,679
Ultra Clean Holdings, Inc.†	39,104	362,885
Ultratech, Inc.†	3,294	61,137
Veeco Instruments, Inc.†	51,760	1,805,389
		7,158,994
Steel-Producers — 0.8%
AK Steel Holding Corp.†	20,633	122,560
Carpenter Technology Corp.	9,645	475,016
Commercial Metals Co.	30,590	498,311
Steel Dynamics, Inc.	26,740	527,848
Worthington Industries, Inc.	14,200	427,278
		2,051,013
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,373	217,660
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	71,761	503,045

10

Telecom Services — 0.6%
Consolidated Communications Holdings, Inc.	12,765	355,250
EarthLink Holdings Corp.	68,800	302,032
FairPoint Communications, Inc.†	6,900	98,049
Lumos Networks Corp.	2,199	36,987
NeuStar, Inc., Class A†	15,000	417,000
Spok Holdings, Inc.	2,527	43,869
Vonage Holdings Corp.†	35,100	133,731
		1,386,918
Telecommunication Equipment — 0.8%
8x8, Inc.†	10,424	95,484
ADTRAN, Inc.	6,329	137,972
Comtech Telecommunications Corp.	1,889	59,542
Plantronics, Inc.	29,760	1,577,875
		1,870,873
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	1,169	79,013
Cincinnati Bell, Inc.†	24,380	77,772
General Communication, Inc., Class A†	3,554	48,867
		205,652
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	17,600	481,536
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,401	36,328
Unifi, Inc.†	4,900	145,677
		182,005
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	600	67,224
Anika Therapeutics, Inc.†	1,690	68,851
Calithera Biosciences, Inc.†	4,700	94,940
Cara Therapeutics, Inc.†	3,900	38,883
Egalet Corp.†	1,900	10,811
Mirati Therapeutics, Inc.†	7,700	142,604
Neurocrine Biosciences, Inc.†	9,900	221,166
Nevro Corp.†	3,800	146,946
Xencor, Inc.†	12,400	198,896
Zafgen Inc†	1,300	40,092
		1,030,413
Tobacco — 0.1%
Alliance One International, Inc.†	9,580	15,136
Universal Corp.	5,901	259,526
		274,662
Tools-Hand Held — 0.3%
Snap-on, Inc.	4,650	635,841
Transactional Software — 0.2%
ACI Worldwide, Inc.†	11,700	235,989
Bottomline Technologies de, Inc.†	4,453	112,572
Synchronoss Technologies, Inc.†	4,194	175,561
		524,122
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,890	142,477
Transport-Marine — 0.4%
Diana Shipping, Inc.†	47,560	319,128
Hornbeck Offshore Services, Inc.†	3,768	94,087
Tidewater, Inc.	13,920	451,147
		864,362
Transport-Services — 0.5%
Era Group, Inc.†	2,255	47,693
Hub Group, Inc., Class A†	4,054	154,376
Matson, Inc.	24,615	849,710
UTi Worldwide, Inc.†	10,691	129,041
		1,180,820
Transport-Truck — 1.3%
ArcBest Corp.	10,021	464,674
Celadon Group, Inc.	4,563	103,534
Forward Air Corp.	3,548	178,713
Heartland Express, Inc.	6,444	174,052
Knight Transportation, Inc.	7,092	238,717
Old Dominion Freight Line, Inc.†	15,310	1,188,668
Roadrunner Transportation Systems, Inc.†	3,226	75,327
Saia, Inc.†	2,885	159,714
Swift Transportation Co.†	7,500	214,725
USA Truck, Inc.†	10,000	284,000
		3,082,124
Travel Services — 0.1%
Interval Leisure Group, Inc.	9,191	192,000
Veterinary Diagnostics — 0.1%
Neogen Corp.†	4,303	213,386
Phibro Animal Health Corp., Class A	3,300	104,115
		317,501
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,100	41,470
USANA Health Sciences, Inc.†	3,400	348,806
		390,276
Water — 0.1%
American States Water Co.	4,474	168,491
Web Hosting/Design — 0.1%
NIC, Inc.	7,076	127,297
Q2 Holdings, Inc.†	1,700	32,028
		159,325
Web Portals/ISP — 0.2%
Blucora, Inc.†	26,478	366,720
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,173	81,118
General Cable Corp.	5,671	84,498
		165,616
Wireless Equipment — 1.0%
Aruba Networks, Inc.†	9,000	163,620
CalAmp Corp.†	4,215	77,134
InterDigital, Inc.	24,280	1,284,412
RF Micro Devices, Inc.†	13,300	220,647
Ubiquiti Networks, Inc.	12,700	376,428
ViaSat, Inc.†	5,022	316,537
		2,438,778
Total Common Stocks (cost $195,175,551)		239,871,524
EXCHANGE-TRADED FUNDS — 1.0%
iShares Core S&P Small-Cap ETF	11,924	1,360,051
iShares Russell 2000 Value ETF	11,645	1,184,064
Total Exchange-Traded Funds (cost $2,494,790)		2,544,115
Total Long-Term Investment Securities (cost $197,670,341)		242,415,639

11

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/02/2015 (cost $1,557,000)	$1,557,000	1,557,000
REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount of $341,000 and collateralized by $370,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $351,893	341,000	341,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	844,000	844,000
Total Repurchase Agreements (cost $1,185,000)		1,185,000
TOTAL INVESTMENTS (cost $200,412,341)(4)	99.9%	245,157,639
Other assets less liabilities	0.1	258,448
NET ASSETS	100.0%	$245,416,087

†                                         Non-income producing security

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)                                 Illiquid security. At December 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)                                 See Note 2 for details of Joint Repurchase Agreements.

(4)                                 See Note 4 for cost of investments on a tax basis.

CVR                     — Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
15	Long	Russell 2000 Mini Index	March 2015	$2,554,038	$2,641,540	$87,502

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$3,706,580	$—	$0	$3,706,580
Other Industries	236,164,944	—	—	236,164,944
Exchange-Traded Funds	2,544,115	—	—	2,544,115
Short-Term Investment Securities	—	1,557,000	—	1,557,000
Repurchase Agreements	—	1,185,000	—	1,185,000
Total Investment at Value	$242,415,639	$2,742,000	$0	$245,157,639

Other Financial Instruments:+
Open Futures Contracts	$87,502	$—	$—	$87,502

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the begining and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 93.5%
Australia — 3.9%
AGL Energy, Ltd.(1)	11,233	$122,114
ALS, Ltd.(1)	6,653	28,788
Alumina, Ltd.†(1)	42,239	61,210
Amcor, Ltd.(1)	20,953	230,577
AMP, Ltd.(1)	49,465	220,119
APA Group(1)	13,979	85,115
Asciano, Ltd.(1)	16,311	79,859
ASX, Ltd.(1)	3,239	96,683
Aurizon Holdings, Ltd.(1)	35,743	133,917
AusNet Services(1)	28,643	30,943
Australia & New Zealand Banking Group, Ltd.(1)	146,161	3,802,055
Bank of Queensland, Ltd.(1)	6,064	59,925
Beach Energy, Ltd.(1)	482,357	412,706
Bendigo and Adelaide Bank, Ltd.(1)	7,500	77,947
BGP Holdings PLC†(2)(4)	98,723	0
BHP Billiton, Ltd.(1)	92,292	2,189,956
Boral, Ltd.(1)	13,091	56,153
Brambles, Ltd.(1)	26,146	225,166
Caltex Australia, Ltd.(1)	2,260	62,540
Challenger, Ltd.†(1)	75,466	397,557
Coca-Cola Amatil, Ltd.(1)	9,577	72,473
Cochlear, Ltd.(1)	954	60,210
Commonwealth Bank of Australia(1)	27,116	1,883,214
Computershare, Ltd.(1)	7,908	75,630
Crown Resorts, Ltd.(1)	6,091	62,575
CSL, Ltd.(1)	24,046	1,693,105
Dexus Property Group(1)	16,470	93,133
Federation Centres(1)	34,522	80,345
Flight Centre Travel Group, Ltd.(1)	927	24,518
Fortescue Metals Group, Ltd.(1)	28,801	63,468
Goodman Group(1)	29,190	134,565
GPT Group(1)	28,187	99,584
Harvey Norman Holdings, Ltd.†(1)	8,884	24,225
Healthscope, Ltd.†(1)	18,829	41,690
Iluka Resources, Ltd.(1)	7,003	33,665
Incitec Pivot, Ltd.(1)	27,677	71,569
Insurance Australia Group, Ltd.†(1)	39,161	198,543
Leighton Holdings, Ltd.(1)	1,699	30,913
Lend Lease Group(1)	9,177	122,189
Macquarie Group, Ltd.(1)	35,879	1,693,440
Metcash, Ltd.(1)	15,107	22,718
Mirvac Group(1)	61,832	89,298
National Australia Bank, Ltd.(1)	39,566	1,078,066
Newcrest Mining, Ltd.†(1)	12,821	114,166
Novion Property Group(1)	35,710	61,478
Orica, Ltd.(1)	6,233	95,525
Origin Energy, Ltd.(1)	18,457	174,180
Qantas Airways, Ltd.†(1)	9,184	17,808
QBE Insurance Group, Ltd.(1)	70,893	643,028
Ramsay Health Care, Ltd.(1)	2,197	101,877
REA Group, Ltd.(1)	883	32,441
Rio Tinto, Ltd.(1)	26,114	1,224,935
Santos, Ltd.(1)	16,360	110,533
Scentre Group†(1)	408,016	1,160,210
Seek, Ltd.(1)	5,731	79,981
Sonic Healthcare, Ltd.(1)	6,367	95,617
Stockland†(1)	39,279	131,214
Suncorp Group, Ltd.(1)	21,313	242,865
Sydney Airport(1)	18,160	69,409
Tabcorp Holdings, Ltd.(1)	12,761	43,050
Tatts Group, Ltd.(1)	23,995	67,505
Telstra Corp., Ltd.(1)	188,177	913,826
Toll Holdings, Ltd.(1)	165,623	788,303
TPG Telecom, Ltd.†(1)	4,648	25,370
Transurban Group(1)	31,090	217,336
Treasury Wine Estates, Ltd.(1)	10,889	42,360
Wesfarmers, Ltd.(1)	18,726	633,932
Westfield Corp.(1)	32,447	237,227
Westpac Banking Corp.(1)	51,995	1,397,819
Woodside Petroleum, Ltd.(1)	12,451	387,078
Woolworths, Ltd.(1)	21,069	524,941
WorleyParsons, Ltd.(1)	17,188	141,772
		25,898,252
Austria — 0.1%
Andritz AG(1)	1,218	66,937
Erste Group Bank AG(1)	4,673	107,135
IMMOFINANZ AG†(1)	16,050	40,626
OMV AG(1)	2,465	65,228
Raiffeisen Bank International AG(1)	1,960	29,285
Vienna Insurance Group AG Wiener Versicherung Gruppe†(1)	643	28,620
Voestalpine AG(1)	1,876	73,953
		411,784
Belgium — 0.6%
Ageas(1)	3,670	130,152
Anheuser-Busch InBev NV(1)	13,450	1,513,578
Belgacom SA(1)	2,564	92,842
Colruyt SA(1)	1,175	54,484
Delhaize Group SA(1)	1,720	124,944
Groupe Bruxelles Lambert SA(1)	1,350	114,908
KBC Groep NV†(1)	4,189	232,492
Solvay SA(1)	993	134,146
Telenet Group Holding NV†(1)	878	49,312
UCB SA(1)	2,116	160,584
Umicore SA(1)	25,985	1,046,601
		3,654,043
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	10,000	73,888
First Pacific Co., Ltd.(1)	42,000	41,405
Kerry Properties, Ltd.(1)	147,000	530,144
Li & Fung, Ltd.(1)	96,000	89,779
Noble Group, Ltd.(1)	74,000	63,528
NWS Holdings, Ltd.(1)	24,000	43,891
Seadrill, Ltd.(1)	6,673	76,815
Shangri-La Asia, Ltd.(1)	20,000	27,469
Yue Yuen Industrial Holdings, Ltd.(1)	12,000	43,127
		990,046
Brazil — 0.7%
AMBEV SA(1)	461,300	2,867,433
BB Seguridade Participacoes SA(1)	89,600	1,075,557
Lojas Renner SA†(1)	21,300	607,534
		4,550,524
Canada — 1.6%
Agnico Eagle Mines, Ltd.	15,000	373,386
Catamaran Corp.†	97,091	5,024,196
MEG Energy Corp.†	48,202	811,111

1

National Bank of Canada	16,000	680,875
Prairiesky Royalty, Ltd.	58,857	1,550,202
Seven Generations Energy, Ltd., Class A†	37,960	571,458
Sun Life Financial, Inc.	46,100	1,663,378
		10,674,606
Cayman Islands — 1.6%
Alibaba Group Holding, Ltd. ADR†	43,671	4,539,164
ASM Pacific Technology, Ltd.(1)	4,100	38,979
Baidu, Inc. ADR†	6,800	1,550,196
HKT Trust and HKT, Ltd.(1)	45,000	58,435
Legal & General Group PLC(1)	99,303	381,405
MGM China Holdings, Ltd.(1)	18,400	46,385
Sands China, Ltd.(1)	39,600	192,859
Tencent Holdings, Ltd.(1)	219,700	3,152,329
WH Group, Ltd.†*(1)	61,000	34,742
Wynn Macau, Ltd.(1)	286,000	799,155
		10,793,649
China — 0.9%
China Oilfield Services, Ltd., Class H(1)	322,000	559,701
Dalian Wanda Commercial Properties Co., Ltd.† Class H*	299,037	1,903,049
Ping An Insurance Group Co. of China, Ltd.(1)	128,500	1,297,537
Travelsky Technology, Ltd.(1)	1,756,000	1,886,728
		5,647,015
Denmark — 1.5%
AP Moeller - Maersk A/S, Series A(1)	66	126,281
AP Moeller - Maersk A/S, Series B(1)	829	1,647,812
Carlsberg A/S, Class B(1)	1,791	139,081
Coloplast A/S, Class B(1)	1,858	156,382
Danske Bank A/S(1)	57,032	1,534,994
DSV A/S(1)	2,961	89,951
GN Store Nord A/S(1)	42,694	929,416
ISS A/S†(1)	1,553	44,709
Novo Nordisk A/S, Class B(1)	112,517	4,760,774
Novozymes A/S, Class B(1)	4,176	175,208
Pandora A/S(1)	1,928	156,385
TDC A/S(1)	13,578	103,473
Tryg A/S(1)	350	39,132
Vestas Wind Systems A/S†(1)	3,916	141,463
William Demant Holding A/S†(1)	380	28,843
		10,073,904
Finland — 0.5%
Elisa Oyj(1)	2,380	64,776
Fortum Oyj†(1)	7,129	154,054
Kone Oyj, Class B(1)	5,231	237,584
Metso Oyj(1)	1,887	56,281
Neste Oil Oyj(1)	2,144	51,951
Nokia Oyj†(1)	62,631	492,940
Nokian Renkaat Oyj(1)	1,898	46,489
Orion Oyj, Class B(1)	1,671	51,875
Outokumpu Oyj†(1)	278,734	1,583,750
Sampo Oyj, Class A(1)	7,478	350,640
Stora Enso Oyj, Class R(1)	9,206	81,944
UPM-Kymmene Oyj(1)	8,901	146,160
Wartsila Oyj Abp(1)	2,476	111,108
		3,429,552
France — 7.6%
Accor SA(1)	2,889	129,445
Aeroports de Paris(1)	497	60,240
Air Liquide SA(1)	5,763	711,088
Alcatel-Lucent†(1)	235,755	836,972
Alstom SA†(1)	3,619	116,743
Arkema SA(1)	1,093	72,482
AtoS(1)	1,353	107,067
AXA SA(1)	165,755	3,828,366
BNP Paribas SA(1)	123,166	7,237,762
Bollore SA†(1)	8,830	40,075
Bouygues SA(1)	36,691	1,324,007
Bureau Veritas SA(1)	3,811	84,153
Cap Gemini SA(1)	2,396	170,662
Carrefour SA(1)	10,449	317,462
Casino Guichard Perrachon SA(1)	990	91,104
Christian Dior SA(1)	914	156,163
Cie de St-Gobain(1)	7,599	319,912
Cie Generale des Etablissements Michelin(1)	3,177	288,035
CNP Assurances(1)	2,872	50,857
Credit Agricole SA(1)	17,601	226,273
Danone SA(1)	9,689	637,405
Dassault Systemes(1)	2,145	130,541
Edenred(1)	3,444	95,630
Electricite de France SA(1)	4,285	117,661
Essilor International SA(1)	44,573	4,961,718
Eurazeo SA(1)	637	44,496
Eutelsat Communications SA(1)	48,797	1,577,480
Fonciere Des Regions(1)	472	43,677
GDF Suez(1)	96,680	2,257,991
Gecina SA†(1)	476	59,575
Groupe Eurotunnel SA(1)	7,818	100,919
Hermes International(1)	254	90,570
ICADE(1)	620	49,646
Iliad SA(1)	421	101,132
Imerys SA(1)	575	42,403
JCDecaux SA(1)	1,122	38,529
Kering(1)	10,201	1,961,220
Klepierre(1)	1,779	76,627
L’Oreal SA(1)	17,599	2,954,645
Lafarge SA(1)	3,148	220,940
Lagardere SCA(1)	1,975	51,258
Legrand SA(1)	36,704	1,921,413
LVMH Moet Hennessy Louis Vuitton SA(1)	4,672	738,802
Natixis SA(1)	15,637	102,826
Numericable Group SA†(1)	1,629	80,326
Orange SA(1)	31,011	527,382
Pernod Ricard SA(1)	16,299	1,807,184
Peugeot SA†(1)	6,625	80,817
Publicis Groupe SA(1)	3,118	223,321
Remy Cointreau SA(1)	407	27,186

2

Renault SA(1)	3,216	235,011
Rexel SA(1)	4,664	83,284
Safran SA(1)	4,621	284,418
Sanofi(1)	19,863	1,810,233
Schneider Electric SE(1)	8,694	631,722
SCOR SE(1)	2,569	77,745
Societe BIC SA(1)	480	63,703
Societe Generale SA(1)	61,597	2,588,386
Sodexo SA(1)	1,577	154,624
Suez Environnement Co.(1)	4,970	86,156
Technip SA(1)	1,713	102,290
Thales SA(1)	1,647	88,866
Total SA(1)	80,209	4,135,514
Unibail-Rodamco SE (Euronext Amsterdam)(1)	2,117	541,079
Unibail-Rodamco SE (Euronext Paris)	3,868	996,239
Valeo SA(1)	1,265	157,565
Vallourec SA(1)	1,829	49,944
Veolia Environnement SA(1)	7,068	125,517
Vinci SA(1)	8,181	447,670
Vivendi SA(1)	20,611	514,145
Wendel SA(1)	531	59,344
Zodiac Aerospace(1)	3,109	104,921
		50,630,564
Germany — 7.9%
adidas AG(1)	3,500	243,944
Allianz SE(1)	15,038	2,498,619
Axel Springer SE(1)	664	40,045
BASF SE†(1)	31,628	2,673,632
Bayer AG(1)	74,449	10,177,880
Bayerische Motoren Werke AG(1)	21,285	2,311,632
Beiersdorf AG(1)	1,682	137,188
Brenntag AG(1)	85,493	4,810,636
Celesio AG(1)	851	27,517
Commerzbank AG†(1)	88,747	1,178,979
Continental AG(1)	1,841	390,941
Daimler AG(1)	16,199	1,351,493
Deutsche Annington Immobilien SE(1)	4,089	139,089
Deutsche Bank AG(1)	145,294	4,391,621
Deutsche Boerse AG(1)	3,228	231,332
Deutsche Lufthansa AG(1)	3,857	64,592
Deutsche Post AG(1)	16,186	529,584
Deutsche Telekom AG(1)	53,097	851,053
Deutsche Wohnen AG (BR)(1)	4,785	113,693
E.ON SE(1)	98,000	1,682,853
Fraport AG Frankfurt Airport Services Worldwide(1)	618	35,802
Fresenius Medical Care AG & Co. KGaA(1)	3,649	273,094
Fresenius SE & Co. KGaA(1)	51,691	2,699,313
GEA Group AG†(1)	3,060	135,487
Hannover Rueck SE(1)	1,011	91,705
HeidelbergCement AG(1)	2,359	167,815
Hella KGaA Hueck & Co.†	12,898	546,253
Henkel AG & Co. KGaA(1)	1,957	190,564
Hugo Boss AG†(1)	707	86,801
Infineon Technologies AG(1)	18,860	202,199
K+S AG(1)	2,997	83,224
Kabel Deutschland Holding AG†(1)	370	50,318
LANXESS AG(1)	1,532	71,274
Linde AG(1)	3,083	575,040
MAN SE(1)	637	71,043
Merck KGaA(1)	2,163	205,194
Metro AG†(1)	2,712	83,032
Muenchener Rueckversicherungs AG(1)	13,104	2,625,279
OSRAM Licht AG†(1)	1,489	58,670
ProSiebenSat.1 Media AG(1)	3,660	154,192
RWE AG(1)	8,186	256,287
SAP SE(1)	15,317	1,082,996
Siemens AG(1)	30,082	3,411,606
Symrise AG(1)	2,063	125,108
Telefonica Deutschland Holding AG(1)	183,035	977,487
ThyssenKrupp AG†(1)	156,606	4,027,988
TUI AG†	3,116	50,075
United Internet AG(1)	2,058	93,326
Volkswagen AG(1)	495	107,858
		52,385,353
Greece — 0.1%
National Bank of Greece SA†(1)	473,167	840,576
Guernsey — 0.0%
Friends Life Group, Ltd.(1)	23,717	134,088
Hong Kong — 3.2%
AIA Group, Ltd.(1)	1,780,000	9,767,428
Bank of East Asia, Ltd.(1)	21,800	87,578
BOC Hong Kong Holdings, Ltd.(1)	61,500	204,364
Cathay Pacific Airways, Ltd.(1)	22,000	47,815
Cheung Kong Holdings, Ltd.(1)	25,000	417,796
CLP Holdings, Ltd.(1)	31,500	273,343
Galaxy Entertainment Group, Ltd.(1)	38,000	211,533
Hang Lung Properties, Ltd.(1)	37,000	103,115
Hang Seng Bank, Ltd.(1)	12,800	212,831
Henderson Land Development Co., Ltd.(1)	17,500	121,251
Hong Kong & China Gas Co., Ltd.(1)	108,700	246,959
Hong Kong Exchanges and Clearing, Ltd.(1)	19,000	417,975
Hutchison Whampoa, Ltd.(1)	256,000	2,934,127
Hysan Development Co., Ltd.(1)	11,000	48,877
Link REIT(1)	38,000	236,964
Melco International Development(1)	2,028,000	4,445,111
MTR Corp., Ltd.(1)	24,000	98,021
New World Development Co., Ltd.(1)	87,000	99,513
PCCW, Ltd.(1)	68,000	46,499
Power Assets Holdings, Ltd.(1)	23,000	222,046
Sino Land Co., Ltd.(1)	52,000	82,934
SJM Holdings, Ltd.(1)	36,000	56,655
Sun Hung Kai Properties, Ltd.(1)	29,000	438,521
Swire Pacific, Ltd., Class A(1)	10,500	136,019
Swire Properties, Ltd.(1)	19,400	57,378
Techtronic Industries Co., Ltd.(1)	23,000	73,708
Wharf Holdings, Ltd.(1)	26,000	186,712

3

Wheelock & Co., Ltd.(1)	16,000	74,290
		21,349,363
India — 0.5%
ICICI Bank, Ltd. ADR	296,595	3,425,672
Ireland — 0.3%
Bank of Ireland†(1)(ISE)	422,012	157,151
Bank of Ireland†(1)(SGMX)	38,032	14,180
CRH PLC(1)	12,366	297,517
DCC PLC(1)	21,641	1,189,392
James Hardie Industries PLC CDI(1)	7,439	79,209
Kerry Group PLC, Class A(1)	2,686	185,324
Ryanair Holdings PLC†(1)	3,010	35,675
		1,958,448
Isle of Man — 0.0%
Genting Singapore PLC(1)	104,000	84,264
Israel — 0.2%
Bank Hapoalim BM(1)	17,669	83,331
Bank Leumi Le-Israel BM†(1)	22,177	76,082
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	32,048	56,977
Delek Group, Ltd.(1)	81	20,325
Israel Chemicals, Ltd.(1)	7,438	53,650
Israel Corp., Ltd.(1)	46	21,863
Mizrahi Tefahot Bank, Ltd.†(1)	2,315	24,283
NICE Systems, Ltd.†(1)	952	48,192
Teva Pharmaceutical Industries, Ltd.(1)	14,330	823,319
		1,208,022
Italy — 1.9%
Assicurazioni Generali SpA(1)	19,530	399,104
Atlantia SpA(1)	6,906	160,403
Banca Monte dei Paschi di Siena SpA†(1)	78,489	44,630
Banco Popolare SC†(1)	6,570	78,649
Enel Green Power SpA(1)	29,267	60,807
Enel SpA†(1)	109,745	490,697
Eni SpA(1)	114,245	1,995,313
Exor SpA(1)	1,647	67,193
Finmeccanica SpA†(1)	6,769	62,850
Intesa Sanpaolo SpA(1)	734,758	2,125,538
Intesa Sanpaolo SpA RSP†(1)	15,596	38,390
Luxottica Group SpA(1)	2,699	147,764
Mediobanca SpA(1)	10,087	81,671
Moncler SpA(1)	48,943	654,950
Pirelli & C. SpA(1)	3,980	53,451
Prysmian SpA(1)	3,410	62,066
Saipem SpA†(1)	4,429	46,515
Snam SpA(1)	33,865	167,060
Telecom Italia SpA†(1)	175,844	186,486
Telecom Italia SpA RSP(1)	1,100,529	919,861
Terna Rete Elettrica Nazionale SpA(1)	25,211	114,208
UniCredit SpA(1)	611,984	3,900,485
Unione di Banche Italiane SCpA(1)	14,327	101,985
UnipolSai SpA(1)	15,224	40,794
World Duty Free SpA†(1)	84,961	813,685
		12,814,555
Japan — 17.2%
ABC-Mart, Inc.†(1)	500	24,228
ACOM Co., Ltd.†(1)	6,900	20,994
Advantest Corp.(1)	2,600	32,395
Aeon Co., Ltd.(1)	10,600	106,694
AEON Financial Service Co., Ltd.(1)	1,900	37,143
Aeon Mall Co., Ltd.(1)	1,900	33,599
Air Water, Inc.(1)	2,000	31,705
Aisin Seiki Co., Ltd.(1)	36,600	1,315,503
Ajinomoto Co., Inc.(1)	9,000	166,768
Alfresa Holdings Corp.†(1)	2,900	35,048
Amada Co., Ltd.(1)	5,000	42,869
ANA Holdings, Inc.(1)	19,000	46,766
Aozora Bank, Ltd.(1)	19,000	58,967
Asahi Glass Co., Ltd.(1)	16,000	78,130
Asahi Group Holdings, Ltd.(1)	6,400	197,544
Asahi Kasei Corp.(1)	210,000	1,924,518
Asics Corp.(1)	2,800	66,914
Astellas Pharma, Inc.(1)	171,000	2,379,911
Bandai Namco Holdings, Inc.(1)	3,200	67,921
Bank of Kyoto, Ltd.†(1)	5,000	41,821
Bank of Yokohama, Ltd.(1)	93,000	504,756
Benesse Holdings, Inc.(1)	1,100	32,676
Bridgestone Corp.(1)	11,000	382,260
Brother Industries, Ltd.(1)	3,900	70,757
Calbee, Inc.(1)	1,200	41,425
Canon, Inc.(1)	41,000	1,302,237
Casio Computer Co., Ltd.(1)	3,300	50,679
Central Japan Railway Co.(1)	15,600	2,340,340
Chiba Bank, Ltd.†(1)	12,000	78,759
Chiyoda Corp.(1)	4,000	32,900
Chubu Electric Power Co., Inc.†(1)	10,700	125,879
Chugai Pharmaceutical Co., Ltd.(1)	3,700	90,953
Chugoku Bank, Ltd.†(1)	2,600	35,501
Chugoku Electric Power Co., Inc.†(1)	4,900	64,169
Citizen Holdings Co., Ltd.(1)	4,400	33,851
COLOPL, Inc.(1)	800	17,906
Credit Saison Co., Ltd.(1)	2,400	44,654
CyberAgent, Inc.(1)	13,100	492,337
Dai Nippon Printing Co., Ltd.(1)	9,000	81,227
Dai-ichi Life Insurance Co., Ltd.(1)	18,000	273,145
Daicel Corp.(1)	4,000	46,833
Daihatsu Motor Co., Ltd.(1)	3,200	41,975
Daiichi Sankyo Co., Ltd.(1)	10,600	148,193
Daikin Industries, Ltd.(1)	3,800	245,090
Daito Trust Construction Co., Ltd.(1)	1,200	135,871
Daiwa House Industry Co., Ltd.(1)	11,000	208,293
Daiwa Securities Group, Inc.(1)	27,000	210,266
Denso Corp.(1)	8,100	377,505
Dentsu, Inc.(1)	3,800	159,917
Don Quijote Holdings Co., Ltd.(1)	1,000	68,304
East Japan Railway Co.(1)	5,600	419,556
Eisai Co., Ltd.(1)	4,100	158,866
Electric Power Development Co., Ltd.(1)	1,900	64,311

4

FamilyMart Co., Ltd.(1)	33,800	1,261,807
FANUC Corp.(1)	3,300	544,627
Fast Retailing Co., Ltd.(1)	1,000	364,332
Fuji Electric Co., Ltd.(1)	9,000	35,903
Fuji Heavy Industries, Ltd.(1)	10,000	352,151
FUJIFILM Holdings Corp.(1)	7,700	232,377
Fujitsu, Ltd.(1)	32,000	170,460
Fukuoka Financial Group, Inc.(1)	12,000	61,956
GungHo Online Entertainment, Inc.†(1)	6,800	24,788
Gunma Bank, Ltd.†(1)	5,000	32,433
Hachijuni Bank, Ltd.†(1)	7,000	45,058
Hakuhodo DY Holdings, Inc.†(1)	3,800	36,423
Hamamatsu Photonics KK(1)	18,000	860,124
Hankyu Hanshin Holdings, Inc.†(1)	19,000	102,220
Hikari Tsushin, Inc.†(1)	300	18,261
Hino Motors, Ltd.(1)	4,300	56,253
Hirose Electric Co., Ltd.†(1)	400	46,566
Hiroshima Bank, Ltd.†(1)	8,000	38,026
Hisamitsu Pharmaceutical Co., Inc.(1)	900	28,254
Hitachi Chemical Co., Ltd.†(1)	1,600	28,343
Hitachi Construction Machinery Co., Ltd.(1)	1,800	38,163
Hitachi High-Technologies Corp.(1)	1,000	28,853
Hitachi Metals, Ltd.(1)	4,000	68,119
Hitachi, Ltd.(1)	81,000	592,698
Hokuhoku Financial Group, Inc.†(1)	20,000	40,422
Hokuriku Electric Power Co.†(1)	2,700	34,480
Honda Motor Co., Ltd.(1)	69,200	2,012,315
Hoya Corp.(1)	7,100	237,715
Hulic Co., Ltd.†(1)	4,000	39,765
Ibiden Co., Ltd.(1)	2,100	30,861
Idemitsu Kosan Co., Ltd.(1)	1,400	23,198
IHI Corp.(1)	23,000	116,779
Iida Group Holdings Co., Ltd.†(1)	2,600	31,577
Inpex Corp.(1)	405,800	4,502,490
Isetan Mitsukoshi Holdings, Ltd.(1)	5,600	68,652
Isuzu Motors, Ltd.(1)	9,300	113,466
ITOCHU Corp.(1)	25,100	268,361
ITOCHU Techno-Solutions Corp.(1)	400	14,174
Iyo Bank, Ltd.†(1)	4,000	43,357
J. Front Retailing Co., Ltd.(1)	3,900	45,417
Japan Airlines Co., Ltd.(1)	2,000	58,421
Japan Display, Inc.†(1)	6,100	18,658
Japan Exchange Group, Inc.(1)	4,400	102,513
Japan Prime Realty Investment Corp.(1)	13	45,130
Japan Real Estate Investment Corp.(1)	21	101,065
Japan Retail Fund Investment Corp.(1)	40	84,353
Japan Tobacco, Inc.(1)	18,100	496,991
JFE Holdings, Inc.(1)	8,200	182,519
JGC Corp.(1)	4,000	82,436
Joyo Bank, Ltd.(1)	11,000	54,586
JSR Corp.(1)	2,900	49,798
JTEKT Corp.(1)	3,400	57,585
JX Holdings, Inc.(1)	37,500	146,096
Kajima Corp.(1)	13,000	53,727
Kakaku.com, Inc.†(1)	50,500	726,035
Kamigumi Co., Ltd.(1)	3,000	26,681
Kaneka Corp.(1)	5,000	26,886
Kansai Electric Power Co., Inc.†(1)	11,800	112,262
Kansai Paint Co., Ltd.(1)	3,000	46,364
Kao Corp.(1)	8,500	335,321
Kawasaki Heavy Industries, Ltd.(1)	23,000	105,034
KDDI Corp.(1)	9,800	613,188
Keihan Electric Railway Co., Ltd.†(1)	8,000	42,727
Keikyu Corp.(1)	8,000	59,251
Keio Corp.†(1)	9,000	64,591
Keisei Electric Railway Co., Ltd.†(1)	4,000	48,777
Keyence Corp.(1)	6,900	3,056,271
Kikkoman Corp.(1)	3,000	73,601
Kintetsu Corp.(1)	29,000	95,649
Kirin Holdings Co., Ltd.(1)	82,400	1,020,701
Kobe Steel, Ltd.(1)	51,000	88,222
Koito Manufacturing Co., Ltd.†(1)	15,500	472,745
Komatsu, Ltd.(1)	15,600	345,845
Konami Corp.(1)	1,600	29,501
Konica Minolta, Inc.(1)	7,600	81,978
Kubota Corp.(1)	20,000	290,425
Kuraray Co., Ltd.(1)	5,700	64,986
Kurita Water Industries, Ltd.(1)	1,600	33,426
Kyocera Corp.(1)	5,300	242,919
Kyowa Hakko Kirin Co., Ltd.(1)	3,000	28,239
Kyushu Electric Power Co., Inc.†(1)	7,100	71,107
Lawson, Inc.(1)	1,100	66,515
LIXIL Group Corp.(1)	4,400	93,051
M3, Inc.†(1)	3,200	53,213
Mabuchi Motor Co., Ltd.(1)	600	23,645
Makita Corp.(1)	2,100	95,012
Marubeni Corp.(1)	27,000	161,846
Marui Group Co., Ltd.(1)	3,900	35,271
Maruichi Steel Tube, Ltd.†(1)	800	17,042
Mazda Motor Corp.(1)	9,300	223,238
McDonald’s Holdings Co. Japan, Ltd.(1)	1,100	24,065
Medipal Holdings Corp.†(1)	2,200	25,549
MEIJI Holdings Co., Ltd.(1)	1,000	91,075
Minebea Co., Ltd.†(1)	5,000	73,185
Miraca Holdings, Inc.(1)	17,200	741,225
Mitsubishi Chemical Holdings Corp.(1)	22,600	110,055
Mitsubishi Corp.(1)	89,200	1,635,917
Mitsubishi Electric Corp.(1)	197,000	2,345,488
Mitsubishi Estate Co., Ltd.(1)	122,000	2,582,051
Mitsubishi Gas Chemical Co., Inc.(1)	6,000	30,141
Mitsubishi Heavy Industries, Ltd.(1)	50,000	276,459
Mitsubishi Logistics Corp.†(1)	1,000	14,458
Mitsubishi Materials Corp.(1)	19,000	63,160
Mitsubishi Motors Corp.(1)	80,100	733,799
Mitsubishi Tanabe Pharma Corp.(1)	3,700	54,220
Mitsubishi UFJ Financial Group, Inc.(1)	213,200	1,168,580
Mitsubishi UFJ Lease & Finance Co., Ltd.†(1)	88,500	418,208
Mitsui & Co., Ltd.(1)	61,000	815,458
Mitsui Chemicals, Inc.(1)	13,000	36,926
Mitsui Fudosan Co., Ltd.(1)	33,000	887,552

5

Mitsui OSK Lines, Ltd.(1)	17,000	50,497
Mixi, Inc.(1)	700	26,125
Mizuho Financial Group, Inc.(1)	381,900	641,706
Mori Hills REIT Investment Corp†(1)	1,649	2,359,504
MS&AD Insurance Group Holdings, Inc.(1)	8,400	199,516
Murata Manufacturing Co., Ltd.(1)	3,500	382,317
Nabtesco Corp.(1)	1,900	45,614
Nagoya Railroad Co., Ltd.(1)	14,000	52,127
NEC Corp.(1)	43,000	125,358
Nexon Co., Ltd.(1)	2,100	19,581
NGK Insulators, Ltd.(1)	5,000	102,977
NGK Spark Plug Co., Ltd.(1)	239,000	7,217,151
NH Foods, Ltd.†(1)	3,000	65,619
NHK Spring Co., Ltd.†(1)	2,600	22,684
Nidec Corp.(1)	3,600	233,505
Nikon Corp.(1)	5,700	75,685
Nintendo Co., Ltd.(1)	1,700	177,176
Nippon Building Fund, Inc.(1)	23	115,234
Nippon Electric Glass Co., Ltd.(1)	8,000	36,064
Nippon Express Co., Ltd.(1)	14,000	71,201
Nippon Paint Holdings Co., Ltd.(1)	3,000	87,076
Nippon Prologis REIT, Inc.(1)	24	52,030
Nippon Steel & Sumitomo Metal Corp.(1)	126,000	312,696
Nippon Telegraph & Telephone Corp.(1)	53,600	2,758,150
Nippon Yusen KK(1)	50,000	141,422
Nissan Motor Co., Ltd.(1)	41,900	364,959
Nisshin Seifun Group, Inc.†(1)	3,500	33,913
Nissin Foods Holdings Co., Ltd.(1)	1,000	47,855
Nitori Holdings Co., Ltd.(1)	1,100	59,112
Nitto Denko Corp.(1)	2,500	139,809
NOK Corp.†(1)	1,500	38,096
Nomura Holdings, Inc.(1)	60,700	345,418
Nomura Real Estate Holdings, Inc.(1)	2,100	36,086
Nomura Research Institute, Ltd.†(1)	1,900	58,341
NSK, Ltd.(1)	9,000	106,591
NTT Data Corp.(1)	2,100	78,502
NTT DOCOMO, Inc.(1)	25,600	374,737
NTT Urban Development Corp.(1)	1,900	19,060
Obayashi Corp.(1)	11,000	70,697
Odakyu Electric Railway Co., Ltd.(1)	10,000	88,738
Oji Holdings Corp.†(1)	13,000	46,652
Olympus Corp.†(1)	3,900	137,420
Omron Corp.(1)	3,400	152,390
Ono Pharmaceutical Co., Ltd.(1)	1,400	124,057
Oracle Corp.(1)	600	24,445
Oriental Land Co., Ltd.(1)	900	206,388
ORIX Corp.(1)	22,100	276,270
Osaka Gas Co., Ltd.(1)	31,000	115,866
Otsuka Corp.†(1)	800	25,318
Otsuka Holdings Co., Ltd.(1)	6,400	191,948
Panasonic Corp.(1)	111,100	1,305,278
Park24 Co., Ltd.(1)	1,600	23,562
Rakuten, Inc.†(1)	13,300	185,171
Recruit Holdings Co., Ltd.†(1)	24,000	679,475
Resona Holdings, Inc.(1)	36,800	185,734
Ricoh Co., Ltd.(1)	11,800	119,871
Rinnai Corp.(1)	500	33,669
Rohm Co., Ltd.(1)	1,500	91,003
Sankyo Co., Ltd.(1)	800	27,571
Sanrio Co., Ltd.(1)	800	19,898
Santen Pharmaceutical Co., Ltd.(1)	1,200	64,219
SBI Holdings, Inc.(1)	3,600	39,091
Secom Co., Ltd.(1)	3,500	201,082
Sega Sammy Holdings, Inc.(1)	3,100	39,771
Seibu Holdings, Inc.(1)	2,000	40,804
Seiko Epson Corp.(1)	2,100	88,207
Sekisui Chemical Co., Ltd.(1)	7,000	84,270
Sekisui House, Ltd.(1)	9,300	121,810
Seven & I Holdings Co., Ltd.(1)	12,400	447,277
Seven Bank, Ltd.†(1)	1,229,503	5,174,696
Sharp Corp.†(1)	25,000	55,403
Shikoku Electric Power Co., Inc.†(1)	2,900	35,155
Shimadzu Corp.(1)	3,000	30,531
Shimamura Co., Ltd.†(1)	300	25,847
Shimano, Inc.(1)	1,300	168,155
Shimizu Corp.(1)	10,000	68,092
Shin-Etsu Chemical Co., Ltd.(1)	83,400	5,425,773
Shinsei Bank, Ltd.(1)	27,000	47,137
Shionogi & Co., Ltd.(1)	4,900	126,937
Shiseido Co., Ltd.(1)	6,000	84,020
Shizuoka Bank, Ltd.†(1)	9,000	82,324
Showa Shell Sekiyu KK(1)	3,100	30,552
SMC Corp.(1)	1,000	260,407
SoftBank Corp.(1)	35,900	2,136,489
Sompo Japan Nipponkoa Holdings, Inc.(1)	5,500	138,215
Sony Corp.†(1)	46,400	944,649
Sony Financial Holdings, Inc.(1)	63,700	939,320
Stanley Electric Co., Ltd.(1)	2,300	49,715
Sumco Corp.†(1)	187,900	2,701,963
Sumitomo Chemical Co., Ltd.(1)	24,000	95,022
Sumitomo Corp.(1)	125,900	1,293,118
Sumitomo Dainippon Pharma Co., Ltd.(1)	2,600	25,271
Sumitomo Electric Industries, Ltd.(1)	12,500	155,960
Sumitomo Heavy Industries, Ltd.(1)	9,000	48,367
Sumitomo Metal Mining Co., Ltd.(1)	10,000	149,218
Sumitomo Mitsui Financial Group, Inc.(1)	21,400	773,236
Sumitomo Mitsui Trust Holdings, Inc.(1)	470,000	1,793,701
Sumitomo Realty & Development Co., Ltd.(1)	5,000	170,327
Sumitomo Rubber Industries, Ltd.(1)	71,000	1,057,111
Suntory Beverage & Food, Ltd.(1)	2,400	82,867
Suruga Bank, Ltd.†(1)	2,000	36,645
Suzuken Co., Ltd.†(1)	1,100	30,401
Suzuki Motor Corp.(1)	51,000	1,533,111
Sysmex Corp.(1)	2,400	106,472
T&D Holdings, Inc.(1)	9,600	115,492
Taiheiyo Cement Corp.(1)	20,000	62,934
Taisei Corp.(1)	16,000	91,076
Taisho Pharmaceutical Holdings Co., Ltd.(1)	500	30,502

6

Taiyo Nippon Sanso Corp.†(1)	2,000	22,069
Takashimaya Co., Ltd.†(1)	4,000	32,079
Takeda Pharmaceutical Co., Ltd.(1)	49,600	2,058,186
TDK Corp.(1)	2,000	117,839
Teijin, Ltd.(1)	15,000	39,947
Terumo Corp.(1)	5,000	113,873
THK Co., Ltd.†(1)	41,900	1,011,609
Tobu Railway Co., Ltd.†(1)	16,000	68,375
Toho Co., Ltd.(1)	1,900	43,112
Toho Gas Co., Ltd.(1)	7,000	34,304
Tohoku Electric Power Co., Inc.(1)	7,500	87,123
Tokio Marine Holdings, Inc.(1)	63,500	2,062,147
Tokyo Electric Power Co., Inc.†(1)	26,200	106,762
Tokyo Electron, Ltd.(1)	10,000	758,870
Tokyo Gas Co., Ltd.(1)	38,000	205,054
Tokyo Tatemono Co., Ltd.(1)	7,000	50,979
Tokyu Corp.(1)	19,000	117,871
Tokyu Fudosan Holdings Corp.(1)	8,000	55,123
TonenGeneral Sekiyu KK(1)	4,000	34,194
Toppan Printing Co., Ltd.(1)	9,000	58,591
Toray Industries, Inc.(1)	24,000	192,216
Toshiba Corp.(1)	66,000	279,470
Tosoh Corp.(1)	58,000	280,333
TOTO, Ltd.(1)	4,000	46,525
Toyo Seikan Group Holdings, Ltd.†(1)	2,700	33,308
Toyo Suisan Kaisha, Ltd.(1)	1,000	32,289
Toyoda Gosei Co., Ltd.†(1)	1,000	20,193
Toyota Industries Corp.(1)	2,600	132,853
Toyota Motor Corp.(1)	91,100	5,681,048
Toyota Tsusho Corp.(1)	3,500	80,894
Trend Micro, Inc.†(1)	1,800	49,248
Unicharm Corp.(1)	6,200	149,201
United Urban Investment Corp.(1)	41	64,400
USS Co., Ltd.(1)	3,500	53,861
Wacom Co., Ltd.(1)	51,000	197,022
West Japan Railway Co.(1)	2,700	127,942
Yahoo Japan Corp.(1)	25,800	93,097
Yakult Honsha Co., Ltd.†(1)	1,400	73,883
Yamada Denki Co., Ltd.(1)	14,500	48,397
Yamaguchi Financial Group, Inc.(1)	3,000	30,906
Yamaha Corp.(1)	2,700	40,104
Yamaha Motor Co., Ltd.(1)	4,400	88,490
Yamato Holdings Co., Ltd.(1)	6,000	118,142
Yamato Kogyo Co., Ltd.†(1)	600	16,869
Yamazaki Baking Co., Ltd.†(1)	1,000	12,339
Yaskawa Electric Corp.(1)	3,700	47,327
Yokogawa Electric Corp.(1)	3,500	38,527
Yokohama Rubber Co., Ltd.(1)	3,000	27,408
		114,057,123
Jersey — 2.6%
Experian PLC(1)	16,569	279,481
Glencore PLC(1)	1,300,278	5,984,851
Kennedy Wilson Europe Real Estate PLC(1)	289,838	4,761,305
Petrofac, Ltd.(1)	4,338	47,049
Randgold Resources, Ltd.(1)	1,413	95,605
Shire PLC(1)	28,811	2,038,472
Wolseley PLC(1)	4,459	253,844
WPP PLC(1)	186,118	3,861,240
		17,321,847
Luxembourg — 1.3%
Altice SA†(1)	1,469	115,922
APERAM†(1)	40,884	1,196,823
ArcelorMittal(1)	16,712	181,012
L’Occitane International SA(1)	1,128,500	2,845,544
Millicom International Cellular SA SDR(1)	1,106	82,254
RTL Group SA(1)	910	86,477
Samsonite International SA(1)	1,304,300	3,861,077
SES SA FDR(1)	5,081	182,261
Subsea 7 SA(1)	4,708	48,011
Tenaris SA(1)	7,898	119,296
		8,718,677
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	118,000	40,922
Mexico — 0.2%
America Movil SAB de CV, Series L ADR	50,000	1,109,000
Netherlands — 3.2%
Aegon NV(1)	30,506	228,887
Airbus Group NV(1)	9,723	482,914
Akzo Nobel NV(1)	4,060	281,539
ASML Holding NV(1)	17,102	1,832,251
Boskalis Westminster NV(1)	1,440	78,727
CNH Industrial NV(1)	19,664	158,519
Corio NV(1)	1,182	57,685
Delta Lloyd NV(1)	3,334	73,274
Fiat Chrysler Automobiles NV†(1)	14,645	168,058
Gemalto NV	110	9,042
Gemalto NV(1)	1,216	99,330
Heineken Holding NV(1)	1,686	105,683
Heineken NV(1)	3,854	273,785
ING Groep NV CVA†(1)	202,187	2,617,839
Koninklijke Ahold NV(1)	14,958	265,894
Koninklijke DSM NV(1)	2,883	175,305
Koninklijke KPN NV(1)	53,562	168,869
Koninklijke Philips NV(1)	70,523	2,047,647
Koninklijke Vopak NV(1)	17,983	931,592
LyondellBasell Industries NV, Class A	37,466	2,974,426
NN Group NV†(1)	2,049	61,055
OCI NV†(1)	1,411	48,969
QIAGEN NV†(1)	4,660	109,129
Randstad Holding NV(1)	2,110	101,473
Reed Elsevier NV(1)	11,699	279,591
STMicroelectronics NV(1)	10,661	79,506
TNT Express NV(1)	532,030	3,534,729
Unilever NV CVA(1)	92,398	3,629,648
Wolters Kluwer NV†(1)	5,051	154,236
		21,029,602
New Zealand — 0.0%
Auckland International Airport, Ltd.(1)	15,928	52,421

7

Contact Energy, Ltd.(1)	6,133	30,522
Fletcher Building, Ltd.(1)	11,505	74,207
Meridian Energy, Ltd.(1)	20,995	28,785
Mighty River Power Ltd Senior Notes(1)	11,708	27,160
Ryman Healthcare, Ltd.(1)	6,273	41,645
Spark New Zealand, Ltd.(1)	30,579	74,090
		328,830
Norway — 0.9%
DNB ASA(1)	147,065	2,168,381
Gjensidige Forsikring ASA(1)	3,346	54,502
Norsk Hydro ASA(1)	22,491	126,498
Orkla ASA(1)	14,490	98,753
Statoil ASA(1)	116,792	2,046,714
Storebrand ASA†(1)	203,995	794,009
Telenor ASA(1)	12,556	253,171
Yara International ASA(1)	3,067	137,161
		5,679,189
Portugal — 0.0%
Banco Comercial Portugues SA†(1)	665,395	52,323
Banco Espirito Santo SA†(2)	59,101	4,291
EDP - Energias de Portugal SA(1)	38,451	148,706
Galp Energia SGPS SA(1)	6,449	65,244
Jeronimo Martins SGPS SA(1)	4,210	42,198
		312,762
Singapore — 1.5%
Ascendas Real Estate Investment Trust(1)	34,000	61,032
Avago Technologies, Ltd.	17,200	1,730,148
CapitaCommercial Trust(1)	35,000	46,329
CapitaLand, Ltd.(1)	45,000	111,807
CapitaMall Trust†(1)	41,000	63,088
City Developments, Ltd.(1)	9,000	69,487
ComfortDelGro Corp., Ltd.(1)	34,000	66,564
DBS Group Holdings, Ltd.(1)	141,000	2,177,383
Global Logistic Properties, Ltd.(1)	57,000	106,602
Hutchison Port Holdings Trust(1)	95,000	65,465
Jardine Cycle & Carriage, Ltd.(1)	3,000	96,330
Keppel Corp., Ltd.(1)	26,000	173,489
Keppel Land, Ltd.(1)	12,000	30,848
Oversea-Chinese Banking Corp., Ltd.(1)	49,000	385,109
Sembcorp Industries, Ltd.(1)	177,000	593,564
Sembcorp Marine, Ltd.(1)	15,000	36,950
Singapore Airlines, Ltd.(1)	8,000	69,945
Singapore Airlines, Ltd. — 200(1)	1,000	8,739
Singapore Exchange, Ltd.(1)	15,000	88,195
Singapore Press Holdings, Ltd.†(1)	26,000	82,588
Singapore Technologies Engineering, Ltd.(1)	25,000	64,005
Singapore Telecommunications, Ltd. — 10(1)	16,000	46,932
Singapore Telecommunications, Ltd.(1)	117,000	343,438
StarHub, Ltd.(1)	10,000	31,315
Suntec Real Estate Investment Trust(1)	40,000	59,126
United Overseas Bank, Ltd.(1)	111,000	2,052,152
UOL Group, Ltd.†(1)	9,000	47,230
Wilmar International, Ltd.(1)	416,000	1,014,823
Yangzijiang Shipbuilding Holdings, Ltd.(1)	33,000	29,970
		9,752,653
South Korea — 0.2%
NAVER Corp.†(1)	843	544,595
Samsung Electronics Co., Ltd.(1)	717	861,872
		1,406,467
Spain — 2.1%
Abertis Infraestructuras SA(1)	7,132	140,900
Acerinox SA(1)	132,377	1,978,935
ACS Actividades de Construccion y Servicios SA(1)	3,116	107,891
Amadeus IT Holding SA, Class A(1)	7,112	282,611
Banco Bilbao Vizcaya Argentaria SA(1)	479,849	4,516,108
Banco de Sabadell SA(1)	59,846	156,781
Banco Popular Espanol SA(1)	29,873	147,910
Banco Santander SA†(1)	206,688	1,728,289
Bankia SA†(1)	77,563	114,988
Bankinter SA(1)	11,276	89,911
CaixaBank SA(1)	37,857	196,636
Distribuidora Internacional de Alimentacion SA(1)	10,344	69,553
Enagas SA(1)	3,424	108,379
Ferrovial SA†(1)	7,337	144,566
Gas Natural SDG SA(1)	5,581	140,400
Grifols SA(1)	2,495	99,320
Iberdrola SA(1)	84,384	567,750
Inditex SA(1)	18,243	522,716
International Consolidated Airlines Group SA†(1)	23,203	171,747
Mapfre SA(1)	15,451	52,032
Red Electrica Corp. SA(1)	1,812	159,070
Repsol SA(1)	16,937	314,827
Telefonica SA(1)	162,433	2,323,436
Zardoya Otis SA(1)	2,912	32,225
		14,166,981
Sweden — 2.3%
Alfa Laval AB(1)	5,262	99,551
Assa Abloy AB, Class B(1)	5,706	301,544
Atlas Copco AB, Class A(1)	11,230	312,611
Atlas Copco AB, Class B(1)	6,527	167,247
Boliden AB(1)	4,574	72,878
Electrolux AB, Series B(1)	3,947	115,810
Elekta AB, Series B(1)	87,650	894,568
Getinge AB, Class B(1)	3,608	81,951
Hennes & Mauritz AB, Class B(1)	15,787	654,873
Hexagon AB, Class B(1)	84,911	2,625,858
Husqvarna AB, Class B(1)	6,823	50,179
ICA Gruppen AB(1)	1,295	50,687
Industrivarden AB, Class C†(1)	2,741	47,607
Investment AB Kinnevik, Class B(1)	4,170	135,239

8

Investor AB, Class B(1)	7,619	276,107
Lundin Petroleum AB†(1)	4,029	57,611
Nordea Bank AB†(1)	130,121	1,502,833
Sandvik AB(1)	17,832	173,625
Securitas AB, Class B(1)	5,238	63,465
Skandinaviska Enskilda Banken AB, Class A(1)	25,405	321,361
Skanska AB, Class B(1)	6,355	135,862
SKF AB, Class B(1)	6,626	139,391
Svenska Cellulosa AB SCA, Class B(1)	10,019	216,371
Svenska Handelsbanken AB, Class A(1)	44,641	2,084,411
Swedbank AB, Class A(1)	72,681	1,808,517
Swedish Match AB(1)	3,471	108,264
Swedish Orphan Biovitrum AB†(1)	163,949	1,668,381
Tele2 AB, Class B(1)	5,337	64,611
Telefonaktiebolaget LM Ericsson, Class B(1)	50,505	611,663
TeliaSonera AB(1)	39,830	256,145
Volvo AB, Class B(1)	25,411	274,435
		15,373,656
Switzerland — 8.1%
ABB, Ltd.(1)	97,610	2,064,617
Actelion, Ltd.(1)	1,669	192,014
Adecco SA(1)	2,845	194,894
Aryzta AG(1)	1,459	112,106
Baloise Holding AG(1)	795	101,534
Barry Callebaut AG(1)	36	36,870
Chocoladefabriken Lindt & Sprungli AG(1)	2	114,793
Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)(1)	14	69,115
Cie Financiere Richemont SA(1)	87,252	7,728,549
Coca-Cola HBC AG CDI(1)	3,638	69,220
Credit Suisse Group AG(1)	64,618	1,619,897
EMS-Chemie Holding AG(1)	137	55,622
GAM Holding AG(1)	77,323	1,390,670
Geberit AG(1)	631	214,435
Givaudan SA(1)	156	278,937
Holcim, Ltd.(1)	3,830	271,969
Julius Baer Group, Ltd.(1)	3,742	170,766
Kuehne & Nagel International AG(1)	903	122,746
Lonza Group AG(1)	884	99,624
Nestle SA(1)	119,716	8,775,367
Novartis AG(1)	88,339	8,124,316
Panalpina Welttransport Holding AG(1)	38,896	5,222,089
Pargesa Holding SA (BR)(1)	517	39,826
Partners Group Holding AG(1)	290	84,102
Roche Holding AG(1)	38,960	10,559,736
Schindler Holding AG(SIX)(1)	341	48,909
Schindler Holding AG(AQXE)(1)	746	107,643
SGS SA(1)	90	183,505
Sika AG (BR)(1)	35	102,655
Sonova Holding AG(1)	5,006	733,845
Sulzer AG(1)	402	42,707
Swatch Group AG TRQX(1)	830	71,790
Swatch Group AG XEGT(1)	505	224,239
Swiss Life Holding AG†(1)	5,112	1,208,038
Swiss Prime Site AG(1)	960	70,341
Swiss Re AG(1)	5,936	496,685
Swisscom AG(1)	389	204,264
Syngenta AG(1)	1,553	498,669
Transocean, Ltd.(1)	7,080	129,754
UBS AG	62,241	1,029,838
Zurich Insurance Group AG(1)	2,499	782,544
		53,649,240
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.†(1)	1,677,000	7,400,149
Thailand — 0.3%
Bangkok Bank PCL NVDR(1)	365,300	2,144,321
Turkey — 0.2%
Turkiye Halk Bankasi AS†(1)	196,504	1,160,773
United Kingdom — 19.0%
3i Group PLC(1)	16,259	112,997
Aberdeen Asset Management PLC(1)	16,193	108,155
Admiral Group PLC(1)	3,371	69,034
Aggreko PLC(1)	4,261	99,275
Alent PLC(1)	614,806	3,067,409
Amec Foster Wheeler PLC(1)	6,259	81,918
Anglo American PLC(1)	23,166	428,616
Antofagasta PLC(1)	39,036	453,219
ARM Holdings PLC(1)	370,541	5,705,690
Ashtead Group PLC(1)	8,419	148,841
Associated British Foods PLC(1)	5,960	289,571
AstraZeneca PLC(1)	21,117	1,485,489
Aviva PLC(1)	48,895	366,378
Babcock International Group PLC(1)	4,199	68,700
BAE Systems PLC(1)	52,783	385,318
Barclays PLC(1)	273,031	1,026,461
Barclays PLC ADR	65,700	986,157
BG Group PLC(1)	57,043	759,284
BHP Billiton PLC(1)	106,932	2,287,255
BP PLC(1)	308,092	1,956,304
British American Tobacco PLC(1)	31,172	1,693,695
British Land Co. PLC(1)	16,628	199,754
BT Group PLC(1)	136,132	845,048
Bunzl PLC(1)	5,590	152,383
Burberry Group PLC(1)	7,425	188,139
Capita PLC(1)	10,589	177,463
Carnival PLC(1)	3,073	138,752
Centrica PLC(1)	84,150	362,178
Close Brothers Group PLC†(1)	15,594	359,630
Cobham PLC(1)	20,841	104,505
Compass Group PLC(1)	145,118	2,473,439
Countrywide PLC(1)	325,364	2,212,964
Croda International PLC(1)	2,439	100,496
Diageo PLC(1)	197,974	5,678,122
Direct Line Insurance Group PLC(1)	384,712	1,735,174
Dixons Carphone PLC†(1)	16,358	117,820
easyJet PLC†(1)	2,654	68,503
Fresnillo PLC(1)	4,075	48,357

9

G4S PLC(1)	24,500	105,437
GKN PLC(1)	295,827	1,569,118
GlaxoSmithKline PLC(1)	81,101	1,735,160
GlaxoSmithKline PLC ADR	70,700	3,021,718
Hammerson PLC(1)	13,117	122,598
Hargreaves Lansdown PLC(1)	3,967	61,852
HSBC Holdings PLC(1)	755,361	7,138,526
ICAP PLC(1)	9,217	64,290
IMI PLC(1)	4,540	88,876
Imperial Tobacco Group PLC(1)	16,005	700,909
Indivior PLC†	64,899	151,121
Informa PLC(1)	61,785	450,839
Inmarsat PLC(1)	7,122	88,259
InterContinental Hotels Group PLC(1)	3,950	158,285
Intertek Group PLC(1)	2,698	97,799
Intu Properties PLC(1)	15,240	78,809
Investec PLC(1)	9,237	77,164
ITV PLC(1)	64,058	213,401
J Sainsbury PLC(1)	22,834	86,809
Johnson Matthey PLC(1)	3,442	180,444
Kingfisher PLC(1)	320,404	1,688,404
Land Securities Group PLC(1)	13,278	237,595
Liberty Global PLC, Class A†	113,517	5,699,121
Liberty Global PLC, Class C†	3,630	175,365
Lloyds Banking Group PLC†(1)	2,286,249	2,699,754
London Stock Exchange Group PLC(1)	27,111	931,436
Marks & Spencer Group PLC(1)	184,460	1,361,914
Meggitt PLC(1)	13,473	107,694
Melrose Industries PLC(1)	19,435	79,969
Merlin Entertainments PLC(1)	8,477	52,334
National Grid PLC(1)	199,118	2,838,591
Next PLC(1)	2,554	269,385
Old Mutual PLC(1)	82,040	241,273
Pearson PLC(1)	13,708	252,162
Persimmon PLC(1)	84,072	2,056,564
Prudential PLC(1)	315,778	7,266,733
Reckitt Benckiser Group PLC(1)	64,899	5,235,493
Reed Elsevier PLC(1)	19,172	326,181
Rexam PLC(1)	12,822	90,142
Rio Tinto PLC(1)	21,281	980,470
Rolls-Royce Holdings PLC(1)	157,793	2,125,640
Rolls-Royce Holdings PLC, Class C(Entitlement Shares)†	2,636,460	4,109
Royal Bank of Scotland Group PLC†(1)	217,602	1,320,958
Royal Dutch Shell PLC ADR	60,400	4,201,424
Royal Dutch Shell PLC, Class A(TRQX)(1)	65,937	2,185,580
Royal Dutch Shell PLC, Class A(CHIX)(1)	69,745	2,332,779
Royal Dutch Shell PLC, Class B(1)	40,813	1,402,087
Royal Mail PLC(1)	11,430	76,111
RSA Insurance Group PLC†(1)	17,598	118,433
SABMiller PLC†(1)	121,135	6,269,015
Sage Group PLC(1)	18,142	130,829
Schroders PLC(1)	2,081	86,248
Segro PLC(1)	12,415	71,166
Severn Trent PLC(1)	4,214	130,654
Sky PLC(1)	111,855	1,556,823
Smith & Nephew PLC(1)	15,152	278,182
Smiths Group PLC(1)	6,597	111,655
Sports Direct International PLC†(1)	4,504	49,397
SSE PLC(1)	101,521	2,548,650
Standard Chartered PLC(1)	118,063	1,770,591
Standard Life PLC(1)	39,993	246,374
Tate & Lyle PLC(1)	7,816	73,419
Tesco PLC(1)	500,033	1,455,058
Travis Perkins PLC(1)	4,132	118,961
Tullow Oil PLC(1)	15,227	96,345
Unilever PLC(1)	114,236	4,640,353
United Utilities Group PLC(1)	11,276	159,791
Vodafone Group PLC(1)	1,327,022	4,546,990
Vodafone Group PLC ADR	62,800	2,145,876
Weir Group PLC(1)	3,625	103,755
Whitbread PLC(1)	3,075	226,926
William Hill PLC(1)	14,636	82,307
WM Morrison Supermarkets PLC(1)	35,145	100,022
		126,090,995
United States — 0.1%
Autoliv, Inc.†(1)	5,980	639,592
Total Common Stocks (cost $607,569,444)		621,337,059
PREFERRED SECURITIES — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG(1)	870	71,402
Fuchs Petrolub SE(1)	1,164	46,880
Henkel AG & Co. KGaA(1)	2,981	322,468
Porsche Automobil Holding SE(1)	2,562	208,165
Volkswagen AG(1)	43,380	9,689,872
Total Preferred Securities (cost $10,986,651)		10,338,787
EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI EAFE Index Fund	116,506	7,088,225
WisdomTree India Earnings Fund	157,015	3,462,181
Total Exchange-Traded Funds (cost $10,222,230)		10,550,406
RIGHTS — 0.0%
Australia — 0.0%
APA Group Expires 01/15/2015 (subscription price 6.60 AUD)†	4,275	2,966
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA Expires 01/14/2015†	479,849	45,871
Repsol SA Expires 01/08/2015†	16,937	9,366
		55,237
Total Rights (cost $56,714)		58,203
Total Long-Term Investment Securities (cost $628,835,039)		642,284,455

10

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
T. Rowe Price Reserve Investment Fund (cost $2,572,822)	2,572,822	2,572,822
REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount $11,953,000 collateralized by $12,820,000 of Federal Home Loan Mtg, Corp. Notes., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $12,192,628	$11,953,000	11,953,000
State Street Bank & Trust Joint Repurchase Agreement(5)	6,730,000	6,730,000
Total Repurchase Agreements (cost $18,683,000)		18,683,000
TOTAL INVESTMENTS (cost $650,090,861)(3)	99.9%	663,540,277
Other assets less liabilities	0.1	900,150
NET ASSETS	100.0%	$664,440,427

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $1,990,125 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)                                 Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $584,748,956 representing 88.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)                                 See Note 4 for cost of investments on a tax basis.

(4)                                 Illiquid security. At December 31, 2014 the aggregate value of these securities was $0 representing 0.0% of net assets.

(5)                                 See Note 2 for details of Joint Repurchase Agreements.

ADR — American Depository Receipt

AQXE — Aquis Exchange

BR — Bearer Shares

CDI — Chess Depository Receipt

CHIX — Chi-X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depository Receipt

ISE — Irish Stock Exchange

NVDR — Non-Voting Depository Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipt

SGMX — Sigma X

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2014	(Depreciation)
61	Long	MSCI E-Mini Index	March 2015	$5,336,851	$5,361,595	$24,744

11

Industry Allocation*
Banks-Commercial	8.7%
Medical-Drugs	7.6
Diversified Banking Institutions	5.6
Auto-Cars/Light Trucks	4.0
Insurance-Life/Health	3.6
Oil Companies-Integrated	3.1
Repurchase Agreements	2.8
Food-Misc./Diversified	2.4
Chemicals-Diversified	2.2
Telephone-Integrated	2.2
Insurance-Multi-line	2.1
Brewery	2.0
Auto/Truck Parts & Equipment-Original	1.9
Electronic Components-Semiconductors	1.7
Cosmetics & Toiletries	1.7
Exchange-Traded Funds	1.6
Transport-Services	1.5
Electric-Integrated	1.5
Real Estate Management/Services	1.4
Chemicals-Specialty	1.3
Cellular Telecom	1.3
Metal-Diversified	1.3
Retail-Jewelry	1.3
Real Estate Investment Trusts	1.2
Diversified Operations	1.2
Beverages-Wine/Spirits	1.2
Cable/Satellite TV	1.1
Semiconductor Components-Integrated Circuits	1.1
Oil Companies-Exploration & Production	1.1
Steel-Producers	1.0
Soap & Cleaning Preparation	0.9
Real Estate Operations & Development	0.8
Diversified Minerals	0.8
Pharmacy Services	0.8
Optical Supplies	0.8
E-Commerce/Products	0.7
Import/Export	0.7
Gas-Distribution	0.7
Diversified Manufacturing Operations	0.6
Advertising Agencies	0.6
Consumer Products-Misc.	0.6
Machinery-Electrical	0.6
Electronic Components-Misc.	0.6
Finance-Investment Banker/Broker	0.6
Transport-Rail	0.5
Food-Retail	0.5
Machinery-General Industrial	0.5
Retail-Major Department Stores	0.5
Insurance-Reinsurance	0.5
Internet Application Software	0.5
Electronic Measurement Instruments	0.5
Tobacco	0.5
Dialysis Centers	0.5
Steel-Specialty	0.5
Retail-Apparel/Shoe	0.5
Rubber-Tires	0.5
Insurance-Property/Casualty	0.4
Engineering/R&D Services	0.4
Aerospace/Defense	0.4
Semiconductor Equipment	0.4
Food-Catering	0.4
Registered Investment Companies	0.4
Building-Residential/Commercial	0.4
Audio/Video Products	0.4
Electric Products-Misc.	0.4
Wireless Equipment	0.4
Web Portals/ISP	0.3
Applications Software	0.3
Transport-Marine	0.3
Finance-Other Services	0.3
Satellite Telecom	0.3
Retail-Building Products	0.3
Medical-Biomedical/Gene	0.3
Telecom Services	0.3
Investment Management/Advisor Services	0.2
Building & Construction-Misc.	0.2
Distribution/Wholesale	0.2
Office Automation & Equipment	0.2
Retail-Misc./Diversified	0.2
Medical Products	0.2
Industrial Gases	0.2
Retail-Convenience Store	0.2
Machine Tools & Related Products	0.2
Building Products-Cement	0.2
Enterprise Software/Service	0.2
Recycling	0.2
Pipelines	0.2
Building & Construction Products-Misc.	0.2
Machinery-Construction & Mining	0.2
Medical-Generic Drugs	0.2
Finance-Leasing Companies	0.2
Casino Hotels	0.1
Medical Instruments	0.1
Human Resources	0.1
Apparel Manufacturers	0.1
Oil Refining & Marketing	0.1
Oil-Field Services	0.1
Internet Content-Information/News	0.1
Telecommunication Equipment	0.1
Instruments-Scientific	0.1
Aerospace/Defense-Equipment	0.1
Building-Heavy Construction	0.1
Agricultural Chemicals	0.1
Multimedia	0.1
Medical Labs & Testing Services	0.1
Textile-Apparel	0.1
Investment Companies	0.1
Power Converter/Supply Equipment	0.1
Gold Mining	0.1
Metal Processors & Fabrication	0.1
Industrial Automated/Robotic	0.1
Publishing-Periodicals	0.1
Machinery-Farming	0.1
E-Marketing/Info	0.1
Metal-Copper	0.1
Photo Equipment & Supplies	0.1
Special Purpose Entities	0.1
Diversified Operations/Commercial Services	0.1
Athletic Footwear	0.1
Auto-Heavy Duty Trucks	0.1
Electronics-Military	0.1
Transactional Software	0.1
Publishing-Books	0.1
Commercial Services-Finance	0.1
Building Products-Air & Heating	0.1
Resorts/Theme Parks	0.1
Containers-Paper/Plastic	0.1
99.9%

* Calculated as a percentage of net assets

12

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Australia	$—	$25,898,252	$0	$25,898,252
Canada	10,674,606	—	—	10,674,606
Cayman Islands	6,089,360	4,704,289	—	10,793,649
China	1,903,049	3,743,966	—	5,647,015
France	996,239	49,634,325	—	50,630,564
Germany	596,328	51,789,025	—	52,385,353
India	3,425,672	—	—	3,425,672
Mexico	1,109,000	—	—	1,109,000
Netherlands	2,983,468	18,046,134	—	21,029,602
Portugal	—	308,471	4,291	312,762
Singapore	1,730,148	8,022,505	—	9,752,653
Switzerland	1,029,838	52,619,402	—	53,649,240
United Kingdom	16,380,782	109,710,213	—	126,090,995
Other Countries	—	249,937,696	—	249,937,696
Preferred Securities	—	10,338,787	—	10,338,787
Exchange-Traded Funds	10,550,406	—	—	10,550,406
Rights:
Australia	—	2,966	—	2,966
Spain	55,237	—	—	55,237
Short-Term Investment Securities	2,572,822	—	—	2,572,822
Repurchase Agreements	—	18,683,000	—	18,683,000
Total Investments at Value	$60,096,955	$603,439,031	$4,291	$663,540,277

Other Financial Instruments:+
Open Futures Contracts	$24,744	$—	$—	$24,744

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount (14)	Value (Note 1)
ASSET BACKED SECURITIES — 11.3%
Diversified Financial Services — 11.3%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.44% due 11/25/2035(1)	$323,849	$294,535
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	219,000	219,199
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.05% due 10/25/2046(1)	85,801	62,318
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(2)	1,190,000	1,177,624
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(2)	1,315,000	1,306,584
Apidos CLO XVI FRS Series 2013-16A, Class A1 1.68% due 01/19/2025*(2)	795,000	790,151
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	124,000	124,406
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(2)	1,140,009	1,130,433
ARES XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 1.78% due 04/17/2026*(2)	1,215,000	1,208,317
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.73% due 10/25/2034	249,470	233,500
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 1.80% due 07/16/2026*(2)	540,000	537,678
Atlas Senior Loan Fund, Ltd. FRS Series 2014-6A, Class A 1.80% due 10/15/2026*(2)	1,105,000	1,098,038
Atrium CDO Corp. FRS Series 7AR, Class BR 1.98% due 11/16/2022*(2)	505,000	492,830
Atrium CDO Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(2)	1,520,000	1,476,224
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.08% due 04/17/2023*(2)	485,000	476,513
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	1,425,000	1,512,394
Avery Point CLO, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/25/2026*(2)	1,205,000	1,199,457
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	87,000	87,271
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 1.72% due 07/20/2025*(2)	295,000	293,201
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(3)	843,848	919,865
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.23% due 01/25/2037(1)	27,707	17,381
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.40% due 02/20/2047(1)	642,333	539,858
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,175,196
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.34% due 01/25/2037(1)	33,108	26,313
BCAP LLC Trust FRS Series 2007-AA2, Class 12A1 0.38% due 05/25/2047(1)	37,147	27,456
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.55% due 05/25/2036(1)	173,347	127,661
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.65% due 02/25/2036(1)	91,749	75,866
Bear Stearns Alt-A Trust FRS Series 2005-9, Class 11A1 0.69% due 11/25/2035(1)	148,720	122,385
Bear Stearns Commercial Mtg. Securities Trust Series 2005-PWR8, Class A4 4.67% due 06/11/2041(3)	30,354	30,494
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2005-T20, Class A4A 5.14% due 10/12/2042(3)	33,337	33,899
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	27,563	29,522
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(3)	282,519	297,991
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.37% due 02/25/2037(1)	293,878	218,754
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	349,729
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 1.72% due 07/27/2026*(2)	820,000	814,916
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	315,265
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.66% due 04/25/2037(1)	64,655	57,832
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.71% due 05/24/2026*(2)	1,495,000	1,481,844

CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(2)	1,285,000	1,275,105
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.33% due 08/14/2024*(2)	1,085,000	1,064,276
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	214,000	213,177
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	210,000	210,300
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	251,000	257,396
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	310,023
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	505,982
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)	602,000	620,654
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	647,385
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	658,731
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,204,932
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	960,586
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.15% due 12/10/2049(3)	319,844	350,361
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	1,190,000	1,259,927
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	245,833	244,274
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.05% due 12/10/2049(3)	908,649	976,568
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	44,760
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(3)	348,000	356,819
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,065,943
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	438,521
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	811,929
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,182,132
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	706,949
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(3)	900,000	967,295
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.02% due 07/10/2045(3)	130,000	140,220
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(3)	630,155	679,396
Commercial Mtg. Trust
Series 2014-CR16, Class A4
4.05% due 04/10/2047(3)	675,000	728,562
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(3)	700,000	768,854
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	925,079
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(3)	139,240	145,945
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	649,010
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.44% due 01/25/2036(1)	107,002	95,094
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.49% due 11/25/2035(1)	94,172	74,945
Countrywide Alternative Loan Trust FRS Series 2006-29T1, Class 2A16 0.62% due 10/25/2036(1)	535,370	392,591
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.97% due 12/25/2035(1)	221,078	182,237
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	319,195	270,737
Countrywide Alternative Loan Trust Series 2007-9T1, Class 2A1 6.00% due 05/25/2037(1)	125,624	102,127

Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	400,001	285,293
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.51% due 03/25/2035(1)	119,306	102,775
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.42% due 06/20/2035(1)	226,473	216,379
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 4.83% due 11/20/2035(1)	63,481	56,970
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	72,750	73,809
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	623,768
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	1,215,000	1,215,044
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(3)	380,000	383,453
CW Capital Cobalt, Ltd., Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	81,897	86,302
CWHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.54% due 09/25/2047(1)	409,848	365,125
CWHL Mtg. Pass Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	265,722	253,729
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.32% due 03/25/2037(1)	30,831	22,225
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	46,380	48,623
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(2)	1,260,000	1,244,628
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(2)	1,370,000	1,360,958
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 2.58% due 11/09/2025*(2)	1,050,000	1,043,700
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.03% due 03/19/2046(1)	367,494	280,978
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.33% due 11/25/2036	279,227	244,173
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA9, Class 3A1 2.23% due 11/25/2035(1)	376,678	311,117
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA7, Class 2A1 2.24% due 09/25/2035(1)	97,002	84,653
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	175,718
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	283,543	282,823
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.14% due 07/17/2026*(2)	290,000	285,012
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	410,000	408,807
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	189,687
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	242,000	241,569
GE Capital Commercial Mtg. Corp. VRS Series 2005-C4, Class A4 5.31% due 11/10/2045(3)	810,222	822,802
GM Financial Automobile Leasing Trust 2014-1 Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	190,204
GMAC Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 2.97% due 04/19/2036(1)	536,657	473,203
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 2.93% due 09/19/2035(1)	103,901	97,022
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(2)	1,220,000	1,218,780
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(3)	284,000	307,585

GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(3)	208,000	208,653
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,282,948
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	183,976
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,276,399
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,062,602
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	659,594
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.22% due 12/25/2046	64,526	43,204
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.25% due 02/25/2037	576,923	312,704
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.26% due 12/25/2036	18,864	9,401
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.41% due 11/25/2036	154,429	90,200
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.47% due 03/25/2036	34,000	23,772
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.49% due 04/25/2047	258,286	169,448
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036	138,148	79,267
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	267,189	160,605
GSAA Trust FRS Series 2007-3, Class 1A2 0.34% due 03/25/2047	104,163	53,814
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035	365,000	324,136
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.67% due 11/25/2035(1)	24,723	18,162
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(1)	25,549	23,698
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.63% due 01/25/2036(1)	266,819	247,441
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.35% due 01/19/2038(1)	17,587	14,900
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.40% due 12/19/2036(1)	403,693	286,758
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 0.52% due 01/19/2035(1)	63,919	44,588
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,306,646
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV2 0.33% due 04/25/2037	375,000	263,235
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.45% due 07/25/2035(1)	8,734	7,388
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.48% due 08/25/2035(1)	129,737	103,689
IndyMac Index Mtg. Loan Trust FRS
Series 2006-AR3, Class 1A1
2.56% due 12/25/2036(1)	485,975	423,743
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A1R 1.44% due 03/14/2022*(2)	660,000	656,304
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.09% due 03/14/2022*(2)	1,000,000	982,900
ING Investment Management Co. FRS Series 2014-1A, Class A1 1.73% due 04/18/2026*(2)	1,250,000	1,243,125
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.16% due 06/17/2031*	170,000	167,756
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	855,000	853,268
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,016,030
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,210,000	1,264,789
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,074,509
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(3)	55,431	58,324
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(3)	820,000	879,716

JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.78% due 05/25/2036(1)	50,949	45,179
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(3)	509,000	526,078
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	306,705
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	656,347
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,267,810
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	366,124
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(3)	204,374	218,643
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.84% due 06/15/2038(3)	575,031	604,017
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	763,659	805,817
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(3)	100,000	110,259
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.36% due 11/25/2046(1)	392,167	315,756
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.41% due 06/25/2047(1)	43,758	29,414
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.43% due 11/25/2035	83,831	59,752
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.02% due 09/25/2047(1)	367,912	293,500
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(2)	1,295,000	1,284,510
Luminent Mtg. Trust FRS Series 2006-2, Class A1A 0.37% due 02/25/2046(1)	357,995	269,733
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.43% due 11/25/2035(1)	362,907	326,449
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(2)	1,290,000	1,279,809
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.71% due 01/19/2025*(2)	750,000	743,850
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(2)	1,115,000	1,104,407
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(2)	895,000	869,135
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 1.73% due 04/15/2026*(2)	835,000	829,740
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.52% due 07/25/2035(1)	459,215	380,309
Merrill Lynch Mtg. Trust VRS(3) Series 2005-MCP1, Class A4 4.75% due 06/12/2043	25,555	25,696
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(3)	956,597	1,016,191
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(3)	625,000	675,920
ML-CFC Commercial Mtg. Trust VRS
Series 2007-7, Class A4
5.75% due 06/12/2050(3)	650,000	701,919
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE4, Class A3 0.32% due 06/25/2036	313,675	231,084
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.32% due 06/25/2036	51,742	47,005
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(3)	150,440	152,092
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(3)	389,000	400,833
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,148,625
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	781,255
Morgan Stanley Capital I Trust Series 2005-HQ6, Class A4A 4.99% due 08/13/2042(3)	434,656	435,698
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(3)	1,063,118	1,122,508

Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	1,255,000	1,351,281
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(3)	1,101,068	1,197,049
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A1 0.34% due 05/25/2036(1)	99,454	52,488
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A3 0.34% due 05/25/2036(1)	103,768	54,765
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 2.59% due 05/25/2036(1)	107,653	78,408
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.63% due 08/04/2025*(2)	1,085,000	1,074,801
Neuberger Berman CLO, Ltd. FRS Series 2014-16A, Class A1 1.72% due 04/15/2026*(2)	955,000	946,119
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.40% due 04/25/2037	375,000	245,469
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	229,638
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	316,112	316,449
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 1.70% due 07/20/2026*(2)	405,000	402,125
Octagon Investment Partners XVI, Ltd. Series 2013-A, Class 1A 1.35% due 07/17/2025*(2)	705,000	688,856
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.78% due 04/17/2026*(2)	1,265,000	1,260,319
RALI Series Trust FRS Series 2006-QO7, Class 1A1 0.91% due 09/25/2046(1)	293,165	196,274
Residential Accredit Loans, Inc. FRS Series 2007-QH9, Class A1 1.41% due 11/25/2037(1)	122,203	77,723
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.06% due 04/25/2037(1)	56,712	49,293
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	183,692	187,012
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	285,109
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	164,000	163,514
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.26% due 07/25/2036	231,795	112,877
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 1.70% due 07/17/2026*(2)	955,000	952,708
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.46% due 07/20/2037(1)	37,679	31,772
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 1.72% due 07/17/2026*(2)	985,000	978,499
Sierra Timeshare 2014-2 Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	130,257	130,828
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.35% due 07/25/2037	50,000	31,073
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	1,184,796	1,182,909
Springleaf Funding Trust
Series 2014-AA, Class A
2.41% due 12/15/2022*	755,000	754,375
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.47% due 09/25/2034(1)	45,803	40,623
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR8, Class A1A 0.45% due 02/25/2036(1)	34,505	27,651
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 1.73% due 07/14/2026*(2)	1,130,000	1,126,271
Symphony CLO, Ltd. FRS Series 2012-BR, Class 8AR 2.00% due 01/09/2023*(2)	1,200,000	1,201,320
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	119,483	120,942
Thacher Park CLO FRS Series 2014-A, Class 1A 1.70% due 10/20/2026*(2)	810,000	804,006
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	700,000	711,684
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	102,993
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,196,173

Voya CLO 2014-2, Ltd. FRS Series 2014-2A, Class A1 1.68% due 07/17/2026*(2)	250,000	248,575
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(3)	12,092	12,317
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(3)	100,000	106,241
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.49% due 10/25/2036(1)	331,114	307,879
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.61% due 10/25/2035(1)	325,000	312,886
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(1)	74,520	74,664
Westlake Automobile Receivables Trust 2014-2 Series 2014-B, Class 2A 1.58% due 04/15/2020*	1,250,000	1,249,757
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.08% due 02/15/2044*(3)(4)	987,656	29,429
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(3)	1,405,000	1,405,496
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(3)	351,000	360,379
WF-RBS Commercial Mtg. Trust Series 2014-A5, Class C24 3.61% due 11/15/2047(3)	145,000	151,051
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	539,649
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	1,140,000	1,223,969
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	519,660
Total Asset Backed Securities (cost $115,508,412)		116,083,845
U.S. CORPORATE BONDS & NOTES — 25.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	403,000	402,881
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	96,144
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	114,000	114,053
		613,078
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	40,000	41,200
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	51,000	44,243
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	167,000	171,188
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	121,000	129,225
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	207,295
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	509,268
Raytheon Co. Senior Notes 3.15% due 12/15/2024	285,000	285,855
		1,302,831
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	44,000	44,330
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	39,000	39,488
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	175,000	174,562
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,366,624
		1,625,004
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,275,000	1,375,591
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	83,000	84,453
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	32,828	32,828

United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	140,000	137,200
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	100,000	100,750
		355,231
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	34,000
Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	93,000	63,705
Auction Houses/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	615,000	581,175
Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. FRS Senior Notes 0.61% due 05/26/2016*	500,000	500,947
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	235,178
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	273,661
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	304,572
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	359,000	367,773
General Motors Co. Senior Notes 6.25% due 10/02/2043	285,000	340,461
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	355,969
Volkswagen Group of America Finance LLC Company Guar. Notes 1.60% due 11/20/2017*	785,000	782,128
		3,160,689
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	101,520
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	264,159
		365,679
Auto/Truck Parts & Equipment-Original — 0.2%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	99,910
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,000,000	2,210,000
		2,309,910
Banks-Commercial — 0.8%
Associated Banc-Corp Senior Notes 2.75% due 11/15/2019	102,000	101,924
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	269,430
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	603,553
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,487,915
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	354,463
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	530,000	559,150
Citizens Bank NA Senior Notes 2.45% due 12/04/2019	428,000	425,325
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	262,333
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	254,974
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	257,337
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	650,000	717,462
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	610,842
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	274,499
PNC Bank NA Senior Notes 1.13% due 01/27/2017	392,000	391,793
PNC Bank NA 2.40% due 10/18/2019	755,000	758,172

Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	394,465
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	13,000	13,724
		7,737,361
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,078,915
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	266,120
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	162,675
		1,507,710
Banks-Super Regional — 1.0%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	429,591
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	481,000	482,431
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	110,000	109,264
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	230,548
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	241,451
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	187,773
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	693,678
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	198,534
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(5)	190,000	186,848
PNC Funding Corp. Bank Guar. Notes 2.70% due 09/19/2016	500,000	513,479
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	411,770
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	704,375
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	338,000	337,726
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	2,000,000	1,999,476
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	650,000	654,067
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	395,263
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	930,000	950,513
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	580,000	608,757
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	350,000	361,151
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	111,231
		9,807,926
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	510,000	510,818
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	706,372
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	481,371
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	500,000	771,909
		2,470,470
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc. Senior Notes 2.75% due 11/15/2019	127,000	127,531
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	230,000	229,425
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	95,000

Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	109,000	113,632
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	205,000	205,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	106,000
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	140,000	135,800
Standard Pacific Corp. Company Guar. Notes 5.88% due 11/15/2024	35,000	35,000
		481,800
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,775
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	345,000	344,138
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	60,000	60,750
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	70,000	71,050
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	794,665
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	305,000	320,321
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	470,000	523,764
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	704,448
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	299,143
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	995,000	1,004,370
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	249,000	259,426
Cox Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	325,662
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	225,827
CSC Holdings LLC Senior Notes 8.63% due 02/15/2019	240,000	279,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	700,000	695,385
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	625,000	636,793
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	409,079
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.95% due 01/15/2025	218,000	219,715
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	163,575
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	152,000	176,482
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
6.38% due 03/01/2041	100,000	116,916
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	375,000	362,813
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024*	315,000	316,575
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	240,000	272,400
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	690,000	734,361
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	124,000	127,465
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	800,000	881,588
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	327,465

Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	268,280
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	419,000	539,458
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	344,063
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	144,000	198,555
		12,013,307
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*(19)	79,000	77,420
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*(19)	89,000	80,990
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*(19)	65,000	57,200
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	46,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	49,500
		311,610
Casino Services — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	39,000	39,488
Cellular Telecom — 0.2%
Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	520,000	561,600
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	77,000	77,000
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	375,000	348,750
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	40,000	40,640
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	135,000	138,375
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	400,000	410,500
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	350,000	361,375
		1,938,240
Chemicals-Diversified — 0.0%
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	150,000	142,125
Olin Corp. Senior Notes 5.50% due 08/15/2022	76,000	76,950
		219,075
Chemicals-Specialty — 0.1%
Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019	90,000	90,014
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	98,000	99,568
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	125,000	134,506
Chemtura Corp.
Company Guar. Notes
5.75% due 07/15/2021	80,000	78,000
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	145,395
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	136,000	141,780
		689,263
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	100,000	100,000
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	64,000	61,120
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	450,000	408,375
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	150,619
		720,114
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	200,000	195,000

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	39,000
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	91,320
		325,320
Computer Services — 0.1%
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	50,000	49,500
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	480,000	462,653
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	204,353
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	276,822
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	19,324
		1,012,652
Computers — 0.3%
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	523,435
Hewlett-Packard Co. Senior Notes 2.35% due 03/15/2015	200,000	200,623
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	615,000	615,786
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	616,066
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	206,892
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	241,150
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	213,000	239,572
		2,643,524
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	64,000	65,920
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	270,000	284,175
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	113,000	124,865
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	44,000	44,880
		519,840
Containers-Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	168,000	156,240
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	255,000	256,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	113,000	115,825
		528,340
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	109,000	99,735
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	411,780
		511,515
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	380,000	391,400
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	30,000	30,975
		422,375
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	142,000	146,970
Dialysis Centers — 0.0%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	270,000	287,887
Distribution/Wholesale — 0.0%
Ingram Micro, Inc. Senior Notes 4.95% due 12/15/2024	156,000	155,949
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	76,000	72,960
		228,909

Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,046,000	2,061,910
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	753,002
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	490,000	499,175
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	375,000	419,934
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	597,760
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	385,929
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	755,000	912,502
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	150,000	151,027
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	1,425,000	1,441,650
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	1,585,000	1,581,450
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	433,404
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	425,000	430,638
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	390,000	431,537
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	626,000	722,083
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	535,240
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	679,004
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	1,160,000	1,382,802
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	109,910
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	168,219
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	808,079
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	236,000	235,138
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	655,000	671,767
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,178,299
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	163,000	183,972
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	952,592
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	109,088
Goldman Sachs Group, Inc.
Senior Notes
6.25% due 02/01/2041	610,000	771,128
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	465,351
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,616,000	2,031,918
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	299,396
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,956,000	1,967,394
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	645,000	638,108
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	820,000	839,355
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	200,202
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,380
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	489,004
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	577,813
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	470,000	521,372
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	505,000	587,266

JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	399,425
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	418,167
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	694,000	819,443
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,033,722
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,313,443
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	115,624
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,573,000	1,567,243
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,700,984
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	425,386
Morgan Stanley 3.70% due 10/23/2024	510,000	516,946
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	410,328
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	1,007,000	1,019,525
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	586,000	589,501
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	220,495
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	225,645
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	260,504
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	166,630
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,395,318
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	148,268
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	23,000	28,210
		40,047,605
Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	281,486
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	310,000	313,205
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	409,700
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	570,000	642,464
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	291,207
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	280,421
General Electric Capital Corp.
Senior Notes
5.88% due 01/14/2038	980,000	1,240,054
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,100,000	1,279,490
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	195,649
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	225,000	307,323
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	274,294
		5,515,293
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	202,000	202,082
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	165,634
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	290,000	341,801
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	247,575
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	130,152
		1,087,244

E-Commerce/Products — 0.1%
Amazon.com, Inc. 4.95% due 12/05/2044	775,000	800,579
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	428,000	445,120
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	334,847
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	68,000	67,490
AES Corp. Senior Notes 5.50% due 03/15/2024	253,000	256,744
AES Corp. Senior Notes 8.00% due 06/01/2020	240,000	274,200
		598,434
Electric-Integrated — 1.8%
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	264,520
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	350,000	356,404
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	311,116
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	123,916
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	526,565
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	394,278
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	342,419
DPL, Inc. Senior Notes 7.25% due 10/15/2021	395,000	402,900
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	82,092
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	52,647
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	65,038
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	320,000	320,214
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	469,790
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,773,584
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	959,466
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	229,674
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,609,532
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	140,000	146,152
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	81,139
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	125,000	126,850
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	363,713
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	206,973
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	284,788
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	49,292
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	389,114
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	99,634
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	504,291
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	634,448
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	238,606
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	284,936

NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	315,241
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	91,114
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	798,466
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	433,005
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	175,662
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	270,717
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	516,907
PacifiCorp 1st Mtg. Bonds 4.10% due 02/01/2042	275,000	290,137
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	177,106
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	105,836
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	87,117
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	213,310
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	294,583
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	604,518
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	160,146
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	235,000	234,405
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,175
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	195,918
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	100,000	101,684
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	183,717
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	345,634
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	166,632
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	111,810
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,098,034
		18,865,965
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	75,178
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc.
Senior Notes
6.63% due 06/01/2021	100,000	99,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	379,444
		478,444
Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	65,000	61,100
Oracle Corp. Senior Notes 2.80% due 07/08/2021	425,000	430,286
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	479,844
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	282,616
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	207,712
		1,461,558
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	100,000	105,000
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	350,000	377,125
		482,125
Finance-Auto Loans — 0.4%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	14,000	13,832

Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	380,000	374,300
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	134,000	136,010
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	114,381
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	992,043
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	302,007
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	250,189
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,418,290
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	418,034
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	47,000	59,808
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	370,000	419,025
		4,497,919
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	126,000	124,110
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	42,000	42,840
SLM Corp. Senior Notes 7.25% due 01/25/2022	670,000	726,950
Synchrony Financial Senior Notes 4.25% due 08/15/2024	194,000	199,069
		1,092,969
Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	350,000	352,917
American Express Co. Senior Notes 7.00% due 03/19/2018	975,000	1,128,029
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	259,000	259,507
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	176,705
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	44,195
		1,961,353
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	247,798
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(6)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(6)	99,000	10
		247,821
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	721,000	766,062
Finance-Other Services — 0.1%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	43,000	42,140
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	363,773
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	193,655
		599,568
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	67,500
Food-Dairy Products — 0.0%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	50,000	51,500
Food-Meat Products — 0.0%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	57,000	56,145
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	84,000	86,520
		142,665
Food-Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	500,000	523,134

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	131,000	174,588
		697,722
Food-Retail — 0.0%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	97,000	99,425
Kroger Co. Senior Notes 5.15% due 08/01/2043	220,000	250,481
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	69,000	67,620
		417,526
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	38,708
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	665,000	668,620
Sysco Corp. Company Guar. Notes 4.50% due 10/02/2044	500,000	542,337
		1,249,665
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	225,000	230,625
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*(6)(7)(18)	1,581	320
Gas-Distribution — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	230,289
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	108,600
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	79,748
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,211,141
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	128,410
		1,758,188
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	55,000	55,275
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	225,000	223,252
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	280,000	281,400
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	28,000	29,820
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	425,000	452,625
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	54,725
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	326,000	333,335
		870,505
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	512,117
Insurance Brokers — 0.3%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	128,266
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	307,071
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,467,971
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	291,843
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	277,855
USI, Inc. Senior Notes 7.75% due 01/15/2021*	130,000	126,750
		2,599,756
Insurance-Life/Health — 0.3%
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	248,765
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	418,592

Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	353,926
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	210,286
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	249,967
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,056
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	59,982
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	125,821
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	186,000	186,475
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	450,545
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	380,385
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	180,000	216,387
		2,971,187
Insurance-Multi-line — 0.5%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	431,170
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	142,711
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/2041	275,000	343,474
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	466,389
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	403,000	402,329
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	337,882
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,208,325
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	295,000	467,415
		4,799,695
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	798,681
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	223,690
		1,022,371
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	344,542
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	345,138
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.25% due 12/01/2019	2,060,000	2,062,256
Machinery-Farming — 0.1%
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/2016	130,000	136,175
CNH Industrial Capital LLC Senior Notes 3.38% due 07/15/2019*	55,000	52,525
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	273,938
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	338,981
		801,619
Medical Instruments — 0.4%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	1,565,000	1,569,105
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	970,000	982,296
Medtronic, Inc. Senior Notes 3.50% due 03/15/2025*	152,000	155,491
Medtronic, Inc. Senior Notes 4.38% due 03/15/2035*	1,020,000	1,082,073
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	731,000	792,397
		4,581,362

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	350,428
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	279,761
		630,189
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	55,205
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	73,000	75,159
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	50,000	53,848
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	116,000	151,948
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	152,000	130,720
		466,880
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	1,170,000	1,189,236
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	422,605
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	253,609
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	609,426
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	400,000	410,560
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	540,148
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	716,723
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	295,000	315,296
		4,457,603
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	195,573
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	936,846
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	813,214
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	137,000	137,000
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	181,000	194,072
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	1,011,135
		3,287,840
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	319,000	339,797
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	550,000	538,964
		878,761
Medical-HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 05/15/2022	130,000	130,325
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	91,912
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,545,095
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	500,000	499,511
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	152,864
UnitedHealth Group, Inc. Senior Notes 2.30% due 12/15/2019	1,025,000	1,029,233
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	95,000	98,088
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,546
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	500,000	502,767
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	131,170
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	325,000	365,218

WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	337,453
		5,019,182
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	90,371
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	100,000	103,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	90,000	93,375
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	29,036
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	220,000	226,050
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	109,000	119,355
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	131,719
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	380,000	425,790
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	38,000	39,900
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	211,000	247,728
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	101,500
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	18,000	18,023
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	149,000	160,001
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	380,000	412,300
		2,198,648
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	1,025,000	1,022,107
McKesson Corp. Senior Notes 1.40% due 03/15/2018	765,000	755,546
		1,777,653
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	550,000	520,066
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	162,000	162,194
Freeport-McMoRan, Inc. Senior Notes 3.55% due 03/01/2022	430,000	406,398
Freeport-McMoRan, Inc. Company Guar. Notes 4.00% due 11/14/2021	820,000	812,457
		1,901,115
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,171,073
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	141,850
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	94,298
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	377,437
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	1,005,393
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	195,774
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	176,873
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	121,548
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	63,383
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	235,530
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	118,000	177,087
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	360,000	354,674

Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	75,817
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	625,000	653,272
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	275,000	301,006
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	883,024
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	389,529
		6,417,568
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	317,487
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	200,000	243,715
		561,202
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	641,635
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	113,157
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	655,706
		1,410,498
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	304,000	311,178
Xerox Corp. Senior Notes 6.75% due 02/01/2017	250,000	275,557
		586,735
Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	27,550
Oil Companies-Exploration & Production — 0.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	49,000	40,670
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	320,814
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	234,290
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	138,975
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	586,000	704,193
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	200,000	193,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	83,000	60,175
Berry Petroleum Co. LLC Senior Notes 6.75% due 11/01/2020	62,000	49,600
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020*	10,000	8,675
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	75,000	64,125
California Resources Corp.
Company Guar. Notes
6.00% due 11/15/2024*	5,000	4,225
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	51,000	33,405
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	260,000	271,700
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	370,016
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	531,458
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	310,000	294,500
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	204,622
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	47,000	43,945
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	97,750
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	120,000	90,000

Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	477,845
Hess Corp. Senior Notes 5.60% due 02/15/2041	530,000	568,333
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	186,359
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	417,159
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	135,000	118,800
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	64,000	52,160
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	50,000	42,250
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	63,200
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	130,000	131,950
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	112,000	110,695
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	95,000	93,901
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	174,000	131,805
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	75,000	60,000
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	68,000	50,660
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	15,000	13,425
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	75,000	69,750
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	45,000	41,180
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	113,000	94,920
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	110,000	69,300
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	65,000	61,100
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	18,000	9,315
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	33,000	21,780
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	120,000	111,600
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	165,000	158,813
		6,912,938
Oil Companies-Integrated — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	250,000	255,886
Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	86,735
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	200,000	198,500
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	185,000	187,313
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	215,446
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	113,411
		801,405
Oil-Field Services — 0.0%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	81,000	87,075
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	136,000	149,600
		236,675
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	86,775

Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	200,000	197,000
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	225,000	254,808
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	322,000	323,375
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	405,012
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	181,000	203,668
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	265,182
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	66,000	67,155
		1,802,975
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	520,000	534,530
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	234,128
		768,658
Pipelines — 1.0%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	101,000	102,515
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	42,000	41,580
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	25,000	25,438
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	206,196
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	230,272
El Paso Natural Gas Co. LLC Senior Notes 5.95% due 04/15/2017	370,000	397,771
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	88,000	79,463
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	407,000	460,227
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	49,950
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	251,594
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	257,303
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	187,172
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	324,892
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	304,340
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	57,684
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	122,000	122,465
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	235,139
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	802,311
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	93,000	83,700
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	641,498
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	180,000	178,569
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	920,000	920,429
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	225,000	234,080
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	120,000	117,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	120,000	124,800

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	1,225,000	1,216,485
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	104,016
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	250,000	254,062
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	282,408
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	32,000	29,920
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	323,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	150,000	148,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	59,147
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	230,000	229,425
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	195,823
Williams Partners LP Senior Notes 4.30% due 03/04/2024	600,000	598,897
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	167,801
		10,047,147
Printing-Commercial — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	64,000	64,000
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	75,000	70,875
		134,875
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	500,000	496,250
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	420,000	429,450
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	130,000	133,412
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	60,000	65,325
		1,124,437
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	89,000	90,780
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	60,000	58,050
		148,830
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	250,000	246,250
Real Estate Investment Trusts — 1.3%
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	90,577
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	478,375
American Tower Corp.
Senior Notes
3.45% due 09/15/2021	800,000	786,512
American Tower Corp. Senior Notes 5.00% due 02/15/2024	530,000	562,048
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	173,981
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	335,673
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	214,991
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	339,436
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	451,746
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,265

Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	251,812
Duke Realty LP Company Guar. Notes 8.25% due 08/15/2019	200,000	246,740
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	175,544
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	80,000	78,600
HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	73,998
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	645,475
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	62,471
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	599,205
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	324,713
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	815,000	866,667
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	150,000	158,848
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	300,000	333,355
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	825,000	808,294
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	160,597
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	310,988
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,212
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	118,105
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	174,000	181,071
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	202,686
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	194,656
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	818,891
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	522,492
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	188,473
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	372,623
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,902
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,050,927
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	108,850
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	158,132
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	315,795
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	665,674
		13,606,400
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	128,000	129,290
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	28,000	28,490
Regency Centers LP Company Guar. Notes 5.25% due 08/01/2015	305,000	312,549
		341,039
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(6)(7)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	112,358
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,916

ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	289,737
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	260,000	271,050
		683,061
Retail-Appliances — 0.0%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	101,000	75,750
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,180,654
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	450,935
		1,631,589
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	422,000	462,812
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	185,000	180,838
		643,650
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	24,773
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	613,819
		638,592
Retail-Discount — 0.3%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	168,000	173,261
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	650,000	709,505
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	500,000	601,429
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	740,643
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	368,314
		2,593,152
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	600,000	584,389
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	93,666	100,158
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	67,559	77,726
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	122,693	142,675
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	174,149	203,076
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	243,000	247,835
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044	250,000	263,593
		1,619,452
Retail-Mail Order — 0.0%
QVC, Inc. Senior Secured Notes 5.45% due 08/15/2034	174,000	169,784
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	50,000	52,375
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	250,000	265,625
		318,000
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	83,000	69,305
Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	94,000	99,640
McDonald’s Corp. Senior Notes 3.70% due 02/15/2042	130,000	124,085
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	99,000	98,753
		322,478
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	173,102
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	489,000	542,716

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	375,954
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	120,000	121,439
		1,213,211
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	176,000	190,052
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	76,000	76,532
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	83,929
		350,513
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	266,000	226,765
ADT Corp. Senior Notes 6.25% due 10/15/2021	635,000	652,462
		879,227
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	60,000	60,750
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	42,000	42,735
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	359,000	387,720
		430,455
Special Purpose Entities — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	240,339
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	282,640
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	570,612
		1,093,591
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	121,800
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	94,000	95,070
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	241,146
		336,216
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	59,000	53,690
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	490,000	490,779
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	148,000	150,775
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	90,000	92,250
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	40,000	40,600
United States Steel Corp.
Senior Notes
7.38% due 04/01/2020	180,000	189,000
		1,017,094
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	128,000	131,123
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	110,000	114,400
Telecom Services — 0.0%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	69,000	69,172
Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	410,000	417,772
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	872,754
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	88,187
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	41,000	41,000
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	151,000	168,365

Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	58,905
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	145,125
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	790,000	780,968
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	981,000	967,496
Verizon Communications, Inc. Senior Notes 3.45% due 03/15/2021	460,000	470,139
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	450,000	465,855
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	247,000	245,513
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,801
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	1,733,000	1,780,184
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	329,000	340,367
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	3,410,000	3,765,434
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	1,167,000	1,437,491
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	590,000	727,977
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,091,000	1,397,734
		14,194,067
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	124,000	127,720
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	655,895
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	39,843
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	87,000	110,473
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	70,137
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	141,236
Reynolds American, Inc. Company Guar. Notes 6.15% due 09/15/2043	190,000	220,337
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	204,365
		1,442,286
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	34,000	31,620
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/2019	500,000	552,714
CSX Corp. Senior Notes 6.22% due 04/30/2040	300,000	390,774
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	64,000	63,360
		1,006,848
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,027,709
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	210,766
		1,238,475
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	23,000	24,610
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	182,477
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	152,521
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	138,000	137,892

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000		15,570
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000		1,141,852
			1,630,312
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	349,000		347,255
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	33,000		33,310
			380,565
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	52,000		52,000
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	87,000		63,510
			115,510
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	30,000		31,200
Total U.S. Corporate Bonds & Notes (cost $255,504,016)			263,429,700
FOREIGN CORPORATE BONDS & NOTES — 5.8%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000		207,169
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000		111,603
			318,772
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000		83,200
Banks-Commercial — 1.2%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	215,000		214,741
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019	1,175,000		1,171,044
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	487,000		488,635
Bank of Ireland Notes 10.00% due 07/30/2016	EUR	330,000	430,657
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	247,000		244,715
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	2,240,000		2,463,803
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000		218,000
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018	1,240,000		1,256,905
BPCE SA Sub. Notes 4.50% due 03/15/2025*	248,000		242,328
BPCE SA Sub. Notes 5.15% due 07/21/2024*	780,000		803,767
Commerzbank AG Sub. Notes 8.13% due 09/19/2023*	200,000		229,970
Credit Suisse Senior Notes 1.38% due 05/26/2017	1,198,000		1,194,471
Credit Suisse Sub. Notes 5.40% due 01/14/2020	193,000		215,829
Credit Suisse AG FRS Bonds 5.75% due 09/18/2025	EUR	260,000	355,512
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	520,000		518,912
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	370,000		359,091
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000		602,612
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	115,000		115,963
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	389,000		385,719
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	390,000		376,365
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016	575,000		577,141
			12,466,180

Banks-Money Center — 0.2%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000		305,561
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	590,000		586,162
Mizuho Bank, Ltd. Company Guar. Notes 3.75% due 04/16/2024*	875,000		904,528
			1,796,251
Banks-Regional — 0.0%
Banco del Estado de Chile Senior Notes 3.88% due 02/08/2022	250,000		252,377
Banks-Special Purpose — 0.0%
Development Bank of Kazakhstan Senior Notes 4.13% due 12/10/2022	250,000		210,000
Export-Import Bank of India Senior Notes 4.00% due 01/14/2023	265,000		265,072
			475,072
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000		299,354
Building Products-Cement — 0.1%
Cemex SAB de CV Senior Sec. Notes 4.75% due 01/11/2022	EUR	210,000	248,711
Union Andina de Cementos SAA Senior Notes 5.88% due 10/30/2021*	515,000		522,467
			771,178
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000		765,284
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000		222,583
			987,867
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000		344,665
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000		343,724
			688,389
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	365,000		362,262
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000		226,656
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	125,000		131,829
Cruise Lines — 0.0%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	49,000		49,368
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	82,000		86,100
			135,468
Diversified Banking Institutions — 0.9%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	915,000		930,650
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	250,000		254,871
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	125,000		141,378
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000		251,027
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Bonds 7.88% due 02/24/2041	230,000		243,800
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,663,000		1,648,988
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	800,000		772,744
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000		226,080
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000		263,236
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,450,000		1,922,952
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000		1,017,191
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	137,000		148,589
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	420,000		457,130
UBS AG Senior Notes 1.38% due 08/14/2017	382,000		379,515
UBS AG Sub. Notes 5.13% due 05/15/2024	207,000		207,826

UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	572,378
UBS AG Sub. Notes 7.63% due 08/17/2022	250,000	294,339
		9,732,694
Diversified Financial Services — 0.0%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	246,000	250,107
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	76,257
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	218,732
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	453,000	377,123
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	154,676
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	200,000	199,020
		949,551
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	262,247
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	989,437
		1,251,684
E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Company Guar. Notes 4.50% due 11/28/2034*	350,000	359,805
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	99,020
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 4.13% due 01/15/2020*	446,000	448,498
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	975,000	979,875
		1,428,373
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	300,000	304,500
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,045
Food-Baking — 0.1%
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	1,200,000	1,207,200
Food-Meat Products — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023	500,000	473,750
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	125,000	125,533
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	65,000	60,992
		186,525
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	80,000	68,400
Independent Power Producers — 0.1%
Empresa Electrica Angamos SA Senior Sec. Notes 4.88% due 05/25/2029*	770,000	756,525
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	424,462
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	248,768
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	20,000	20,150
		693,380
Medical-Generic Drugs — 0.1%
Perrigo Co PLC Company Guar. Notes 1.30% due 11/08/2016	320,000	318,599
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	205,000	207,391

Perrigo Finance PLC Company Guar. Notes 3.90% due 12/15/2024	216,000		219,951
			745,941
Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000		232,595
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000		502,204
			734,799
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	58,000		46,999
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	365,000		336,694
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	74,000		68,285
			451,978
Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	500,000		491,384
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000		433,618
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	400,000		444,878
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000		483,206
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000		455,215
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000		272,661
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000		1,010,169
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000		132,872
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	130,000		125,287
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000		43,733
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000		68,437
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	167,000		151,135
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000		115,249
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043	275,000		258,500
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	250,000		235,982
			4,722,326
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000		24,728
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	1,350,000		1,353,818
BP Capital Markets PLC
Company Guar. Notes
2.25% due 11/01/2016	229,000		233,420
BP Capital Markets PLC Notes 2.52% due 01/15/2020	30,000		30,035
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	122,000		121,306
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	850,000		830,024
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000		505,614
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*	1,280,000		1,088,000
Petrobras Global Finance BV Senior Notes 5.38% due 10/01/2029	GBP	1,025,000	1,270,065
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	61,000		62,220
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	225,000		246,143
State Oil Co. of the Azerbaijan Republic Senior Notes 4.75% due 03/13/2023	775,000		747,925
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000		1,029,756

Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	300,000	296,446
		7,839,500
Petrochemicals — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000	195,615
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.50% due 06/10/2024	905,000	850,109
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	108,540
Satellite Telecom — 0.0%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	135,000	133,650
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	45,540
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	450,000	441,684
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	20,000	20,750
Sensata Technologies BV Company Guar. Notes 6.50% due 05/15/2019*	150,000	155,625
		176,375
Steel-Producers — 0.2%
ABJA Investment Co. Pte., Ltd. Company Guar. Notes 5.95% due 07/31/2024	965,000	963,070
ArcelorMittal Senior Notes 5.75% due 08/05/2020	530,000	549,875
ArcelorMittal Senior Notes 6.75% due 02/25/2022	31,000	33,092
ArcelorMittal Senior Notes 7.25% due 03/01/2041	50,000	50,500
		1,596,537
Telecom Services — 0.0%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	200,000	195,500
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	157,500
		353,000
Telephone-Integrated — 0.2%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	266,605
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	256,232
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	620,406
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	147,000	168,315
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	315,000	351,225
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	400,000	411,336
Telefonos de Mexico SAB de CV Senior Notes
5.50% due 11/15/2019	270,000	302,116
		2,376,235
Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	500,000	510,000
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	365,341
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	466,693
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	1,125,000	1,093,761
		1,925,795
Total Foreign Corporate Bonds & Notes (cost $59,994,478)		60,049,295

U.S. GOVERNMENT AGENCIES — 13.0%
Federal Home Loan Bank — 0.8%
0.38% due 06/24/2016	2,365,000	2,359,220
2.75% due 03/13/2015	5,680,000	5,708,701
		8,067,921
Federal Home Loan Mtg. Corp. — 3.8%
0.88% due 03/07/2018	8,000,000	7,903,624
1.25% due 10/02/2019	1,272,000	1,244,488
1.89% due 02/01/2037 FRS	76,619	80,626
2.00% due 08/25/2016	8,055,000	8,247,329
2.38% due 01/13/2022	1,097,000	1,108,292
2.50% due 01/01/2028	250,800	255,774
2.50% due 04/01/2028	829,489	845,448
3.00% due 08/01/2027	809,712	842,587
3.00% due 10/01/2042	465,574	471,875
3.00% due 11/01/2042	641,632	649,506
3.00% due 02/01/2043	1,349,329	1,366,305
3.00% due 04/01/2043	446,965	452,270
3.00% due 08/01/2043	1,871,086	1,893,301
3.50% due 11/01/2041	539,746	562,397
3.50% due 03/01/2042	222,891	232,114
3.50% due 08/01/2042	1,208,777	1,259,574
3.50% due 09/01/2043	181,458	189,369
3.75% due 03/27/2019	796,000	866,330
4.00% due 10/01/2043	1,157,015	1,234,813
4.00% due January 30 TBA	2,700,000	2,878,031
4.50% due 01/01/2039	28,753	31,148
4.50% due January 30 TBA	2,600,000	2,818,055
5.00% due January 30 TBA	2,000,000	2,206,953
5.50% due 01/01/2036	427,033	479,290
6.00% due 03/01/2040	33,695	38,184
6.25% due 07/15/2032	206,000	301,097
6.75% due 03/15/2031	100,000	150,343
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(1)	42,979	43,204
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2
1.82% due 04/25/2024 (1)	156,000	151,128
Series 2014-DN1, Class M2
2.37% due 02/25/2024 (1)	336,000	330,223
Federal Home Loan Mtg. Corp., Structured Pass Through Certs. VRS
Series K701, Class X1
0.27% due 11/25/2017 (3)(4)	2,331,876	16,197
Series K013, Class X1
0.66% due 01/25/2021 (3)(4)	2,344,973	69,275
Freddie Mac Multifamily Mtg. Trust VRS
Series 2014-K503, Class B
3.01% due 10/25/2047*(3)	730,000	729,877
Series 2012-K19, Class B
4.04% due 05/25/2045*(3)	20,037	20,760
		39,969,787
Federal National Mtg. Assoc. — 6.4%
zero coupon due 10/09/2019	1,747,000	1,570,673
0.88% due 10/26/2017	1,700,000	1,685,632
1.63% due 10/26/2015	750,000	758,535
2.10% due 05/01/2037 FRS	143,976	152,877
2.38% due 04/11/2016	1,245,000	1,275,689
2.38% due 11/01/2036 FRS	242,077	258,998
2.43% due 08/01/2035 FRS	295,107	317,104
2.50% due 04/01/2028	509,858	520,187
2.50% due January 15 TBA	2,800,000	2,850,750
2.99% due 10/01/2040 FRS	168,673	180,049
3.00% due 10/01/2027	819,293	853,427
3.00% due 11/01/2027	313,981	327,207
3.00% due 03/01/2042	463,538	469,881
3.00% due 12/01/2042	224,119	227,159
3.00% due 05/01/2043	592,975	600,747
3.00% due January 15 TBA	3,300,000	3,430,066
3.00% due January 30 TBA	5,780,000	5,846,831
3.50% due 08/01/2026	369,958	391,323
3.50% due 09/01/2026	443,765	470,528
3.50% due 08/01/2027	108,878	115,114
3.50% due 10/01/2028	131,951	140,214
3.50% due 03/01/2042	573,217	598,661
3.50% due 06/01/2042	383,094	399,998
3.50% due 07/01/2042	86,692	89,029
3.50% due 08/01/2042	734,727	760,795
3.50% due 08/01/2043	918,300	958,332
3.50% due January 15 TBA	1,300,000	1,373,328
3.50% due January 30 TBA	4,185,000	4,362,536
4.00% due 06/01/2039	257,711	278,347
4.00% due 10/01/2040	358,205	382,870
4.00% due 11/01/2040	497,073	531,272
4.00% due 03/01/2041	641,681	685,703
4.00% due 10/01/2041	832,996	890,068
4.00% due 11/01/2041	485,104	518,341
4.00% due 10/01/2043	149,150	159,370
4.00% due 11/01/2043	539,454	576,415
4.00% due 12/01/2043	468,269	505,059
4.00% due January 15 TBA	1,200,000	1,271,437
4.00% due January 30 TBA	5,036,000	5,374,691
4.50% due 10/01/2024	89,769	95,578
4.50% due 01/01/2039	28,199	30,656
4.50% due 06/01/2039	327,293	357,562
4.50% due 09/01/2039	253,759	275,792
4.50% due 05/01/2041	247,074	268,450
4.50% due 07/01/2041	163,119	177,347
4.50% due 03/01/2042	699,370	759,978
4.50% due January 30 TBA	8,271,000	8,977,912

5.00% due 03/15/2016	55,000	58,001
5.00% due 05/01/2040	520,985	578,071
5.00% due 06/01/2040	231,547	256,049
5.00% due 07/01/2040	1,056,501	1,167,326
5.00% due January 30 TBA	800,000	883,859
5.50% due 12/01/2029	88,713	99,317
5.50% due 08/01/2037	363,004	406,524
5.50% due 06/01/2038	227,109	255,059
5.50% due January 30 TBA	1,900,000	2,125,328
6.00% due 11/01/2037	384,895	437,061
6.00% due 11/01/2038	27,033	30,692
6.00% due 06/01/2040	220,259	249,894
6.50% due 10/01/2037	2,837	3,231
6.63% due 11/15/2030	871,000	1,293,308
7.25% due 05/15/2030	2,260,000	3,517,518
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
1.77% due 01/25/2024(1)	283,566	283,026
Series 2013-C01, Class M1
2.17% due 10/25/2023(1)	343,603	345,256
Series 2014-C03, Class 2M2
3.07% due 07/25/2024(1)	255,000	228,327
Series 2014-C03, Class 1M2
3.17% due 07/25/2024(1)	230,000	207,771
Series 2014-C04, Class 1M2
5.07% due 11/25/2024(1)	150,000	152,339
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	777,902	779,208
		66,459,683
Government National Mtg. Assoc. — 2.0%
3.00% due January 30 TBA	2,400,000	2,454,300
3.50% due January 30 TBA	3,300,000	3,463,969
4.00% due 03/15/2039	240,715	258,513
4.00% due 04/15/2039	22,771	24,451
4.00% due 05/15/2039	74,921	80,450
4.00% due 08/15/2039	25,179	27,037
4.00% due 10/15/2039	82,692	88,794
4.00% due 03/15/2040	84,710	91,019
4.00% due 09/15/2040	94,937	101,972
4.00% due 10/15/2040	55,368	59,493
4.00% due 12/15/2040	31,031	33,328
4.00% due 01/15/2041	36,703	39,451
4.00% due 02/15/2041	26,283	28,227
4.00% due 06/15/2041	237,794	255,935
4.00% due 07/15/2041	92,817	99,667
4.00% due 08/15/2041	789,694	849,140
4.00% due 09/15/2041	165,964	178,210
4.00% due 10/15/2041	277,769	298,267
4.00% due 11/15/2041	320,320	343,957
4.00% due 12/15/2041	348,446	374,160
4.00% due 01/15/2042	85,323	91,620
4.00% due 02/15/2042	27,338	29,380
4.00% due 03/15/2042	170,439	183,016
4.00% due 04/15/2042	12,115	13,009
4.00% due 03/20/2044	433,759	465,403
4.50% due 04/15/2018	25,587	26,692
4.50% due 05/15/2018	171,056	177,989
4.50% due 08/15/2018	10,807	11,273
4.50% due 09/15/2018	84,338	87,919
4.50% due 10/15/2018	321,619	336,057
4.50% due 09/15/2033	115,024	126,471
4.50% due 03/15/2039	194,171	212,285
4.50% due 05/15/2039	129,015	141,068
4.50% due 07/15/2039	73,100	79,970
4.50% due 10/15/2039	269,882	295,171
4.50% due 11/15/2039	8,733	9,575
4.50% due 01/15/2040	93,655	102,666
4.50% due 02/15/2040	118,800	129,883
4.50% due 03/15/2040	104,609	114,368
4.50% due 04/15/2040	5,380	5,894
4.50% due 05/15/2040	25,030	27,427
4.50% due 07/15/2040	69,751	77,104
4.50% due 09/15/2040	230,451	252,568
4.50% due 04/15/2041	66,380	72,676
4.50% due 05/15/2041	205,197	224,969
4.50% due 06/15/2041	43,217	47,563
4.50% due 07/15/2041	229,917	251,796
4.50% due 08/15/2041	184,019	201,458
5.00% due 06/15/2033	5,220	5,805
5.00% due 08/15/2033	33,269	36,930
5.00% due 09/15/2033	60,554	67,058
5.00% due 10/15/2033	35,897	39,891
5.00% due 11/15/2033	6,981	7,772
5.00% due 06/15/2034	143,917	159,404
5.00% due 05/15/2035	5,430	6,026
5.00% due 09/15/2035	5,273	5,836
5.00% due 11/15/2035	176,792	195,516
5.00% due 02/15/2036	76,222	83,974
5.00% due 02/20/2036	292,929	322,942
5.00% due 03/15/2036	27,875	30,710
5.00% due 05/15/2036	124,263	137,178
5.00% due 06/15/2036	45,993	50,721
5.00% due 08/15/2036	3,241	3,570
5.00% due 07/15/2038	256,122	282,176
5.00% due 08/15/2038	1,312,406	1,446,780
5.50% due 02/15/2032	5,175	5,804
5.50% due 03/15/2032	8,758	9,829
5.50% due 12/15/2032	7,861	8,827
5.50% due 01/15/2033	4,734	5,326
5.50% due 02/15/2033	28,094	31,612
5.50% due 03/15/2033	113,992	128,074
5.50% due 04/15/2033	338,166	380,590
5.50% due 05/15/2033	901	949
5.50% due 06/15/2033	525,679	591,278
5.50% due 07/15/2033	571,582	644,600
5.50% due 08/15/2033	87,326	98,517
5.50% due 09/15/2033	14,110	16,035
5.50% due 11/15/2033	74,340	83,118
5.50% due 12/15/2033	3,883	4,359
5.50% due 01/15/2034	164,226	185,394
5.50% due 02/15/2034	81,378	91,054
6.00% due 04/15/2028	185,476	214,254
6.00% due 01/15/2029	30,325	34,283
6.00% due 03/15/2029	25,460	28,801
6.00% due 11/15/2031	13,251	14,994
6.00% due 12/15/2031	28,061	32,075
6.00% due 04/15/2032	24,905	28,822
6.00% due 09/15/2032	18,982	21,699
6.00% due 10/15/2032	101,651	117,649
6.00% due 11/15/2032	34,290	39,675
6.00% due 01/15/2033	5,036	5,822
6.00% due 02/15/2033	55,788	64,541
6.00% due 03/15/2033	18,117	20,919
6.00% due 09/15/2033	22,252	25,171
6.00% due 01/15/2034	192,349	217,570
6.00% due 03/15/2034	17,639	19,938
6.00% due 05/15/2034	12,487	14,129
6.00% due 07/15/2034	18,753	21,197

6.00% due 08/15/2034	196,032	226,754
6.00% due 09/15/2034	17,981	20,558
6.00% due 11/15/2034	120,651	136,377
6.00% due 03/15/2035	57,544	65,466
6.00% due 08/15/2035	137,455	156,436
6.00% due 01/15/2036	53,751	61,548
6.00% due 02/15/2036	48,945	55,302
6.00% due 04/15/2036	132,269	151,512
6.00% due 05/15/2036	51,835	59,220
6.00% due 06/15/2036	157,841	180,443
6.00% due 07/15/2036	22,246	25,146
6.00% due 08/15/2036	128,761	147,363
6.00% due 09/15/2036	105,823	119,681
6.00% due 10/15/2036	241,616	276,130
6.00% due 11/15/2036	109,593	126,517
6.00% due 12/15/2036	21,915	25,249
6.50% due 09/15/2028	6,713	7,661
6.50% due 09/15/2031	12,528	14,314
6.50% due 10/15/2031	8,350	9,632
6.50% due 11/15/2031	2,669	3,045
6.50% due 12/15/2031	6,865	7,834
7.50% due 09/15/2030	22,641	23,402
		20,934,394
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	105,982
Total U.S. Government Agencies (cost $133,067,780)		135,537,767
U.S. GOVERNMENT TREASURIES — 37.0%
United States Treasury Bonds — 6.0%
2.75% due 08/15/2042	4,919,000	4,917,465
2.75% due 11/15/2042	1,812,000	1,810,159
2.88% due 05/15/2043	5,218,000	5,337,033
3.00% due 11/15/2044	2,061,000	2,165,983
3.13% due 11/15/2041	548,000	591,412
3.13% due 02/15/2042	547,000	588,837
3.13% due 02/15/2043	1,770,000	1,900,399
3.13% due 08/15/2044	1,745,000	1,878,601
3.38% due 05/15/2044	869,000	978,304
3.50% due 02/15/2039	1,328,000	1,525,229
3.63% due 08/15/2043	3,158,000	3,713,858
3.63% due 02/15/2044	3,686,000	4,337,674
3.75% due 08/15/2041	427,000	514,635
3.88% due 08/15/2040	1,577,000	1,925,172
4.25% due 05/15/2039	67,000	86,121
4.25% due 11/15/2040	1,100,000	1,423,984
4.38% due 02/15/2038	1,183,000	1,547,974
4.38% due 11/15/2039	1,271,000	1,666,599
4.38% due 05/15/2040	953,000	1,252,822
4.50% due 02/15/2036	1,334,000	1,779,327
4.50% due 05/15/2038	49,000	65,289
4.63% due 02/15/2040	1,187,000	1,613,578
4.75% due 02/15/2041	1,123,000	1,569,305
5.25% due 11/15/2028	252,000	337,857
5.38% due 02/15/2031	500,000	696,914
6.13% due 11/15/2027	544,000	773,840
6.25% due 08/15/2023	1,613,000	2,147,684
6.38% due 08/15/2027	1,217,000	1,758,089
6.75% due 08/15/2026	377,000	550,126
7.88% due 02/15/2021	1,267,000	1,711,737
8.13% due 08/15/2019	39,000	50,432
8.13% due 05/15/2021	13,000	17,885
8.75% due 05/15/2017	1,725,000	2,045,607
8.75% due 05/15/2020	1,035,000	1,410,510
8.75% due 08/15/2020	1,389,000	1,909,115
9.00% due 11/15/2018	3,770,000	4,858,882
9.13% due 05/15/2018	32,000	40,355
		61,498,793
United States Treasury Notes — 31.0%
0.07% due 01/31/2016 FRS	699,000	698,809
0.13% due 04/15/2018 TIPS(8)	461,222	459,492
0.13% due 04/15/2019 TIPS(8)	12,038,836	11,906,216
0.13% due 07/15/2024 TIPS(8)	13,945,418	13,430,093
0.25% due 05/31/2015	1,408,000	1,408,880
0.25% due 10/31/2015	143,000	142,989
0.38% due 04/15/2015	3,979,000	3,982,108
0.38% due 06/15/2015	10,587,000	10,599,408
0.38% due 01/31/2016	5,371,000	5,373,519
0.38% due 03/15/2016	1,813,000	1,813,141
0.50% due 07/31/2017	3,421,000	3,382,247
0.63% due 05/31/2017	4,793,000	4,765,665
0.63% due 08/31/2017	12,809,000	12,686,917
0.63% due 11/30/2017	3,955,000	3,904,329
0.63% due 04/30/2018	2,441,000	2,391,418
0.75% due 06/30/2017	10,430,000	10,390,887
0.75% due 12/31/2017	50,000	49,473
0.75% due 02/28/2018	1,088,000	1,073,040
0.88% due 11/30/2016	10,404,000	10,449,517
0.88% due 01/31/2017	10,928,000	10,959,593
0.88% due 02/28/2017	4,356,000	4,366,550
0.88% due 07/31/2019	4,664,000	4,519,341
1.00% due 08/31/2016	13,077,000	13,175,077
1.00% due 09/30/2016	10,153,000	10,227,564
1.00% due 10/31/2016	6,506,000	6,552,765
1.00% due 03/31/2017	6,968,000	6,997,398
1.13% due 12/31/2019	1,985,000	1,935,839
1.25% due 08/31/2015	1,641,000	1,652,666
1.25% due 09/30/2015	1,716,000	1,729,138
1.25% due 10/31/2015	7,703,000	7,764,986
1.25% due 11/30/2018	5,880,000	5,838,658
1.25% due 01/31/2019	13,253,000	13,125,652
1.25% due 02/29/2020	7,778,000	7,612,111
1.38% due 11/30/2015	1,100,000	1,111,000
1.38% due 07/31/2018	1,566,000	1,567,591
1.38% due 09/30/2018	7,787,000	7,779,696
1.38% due 05/31/2020	4,553,000	4,468,342
1.50% due 08/31/2018	4,423,000	4,444,425
1.63% due 08/15/2022	3,314,000	3,223,382

1.63% due 11/15/2022	8,502,000	8,247,603
1.75% due 07/31/2015	2,604,000	2,627,905
1.75% due 10/31/2020	3,843,000	3,825,887
1.75% due 05/15/2022	5,388,000	5,296,657
1.75% due 05/15/2023	17,978,000	17,504,675
1.88% due 08/31/2017	3,079,000	3,149,722
1.88% due 10/31/2017	984,000	1,007,140
2.00% due 01/31/2016	2,932,000	2,984,225
2.00% due 05/31/2021	3,075,000	3,090,375
2.00% due 11/15/2021	4,434,000	4,450,282
2.00% due 02/15/2022	1,160,000	1,162,900
2.00% due 02/15/2023	4,961,000	4,942,396
2.13% due 12/31/2015	409,000	416,445
2.13% due 08/15/2021	7,667,000	7,757,448
2.25% due 11/15/2024	219,000	220,472
2.38% due 05/31/2018	4,163,000	4,315,208
2.38% due 08/15/2024	1,442,000	1,468,700
2.50% due 04/30/2015	1,694,000	1,707,367
2.50% due 08/15/2023	4,156,000	4,289,445
2.50% due 05/15/2024	478,000	492,415
2.63% due 04/30/2016	4,372,000	4,499,745
2.63% due 08/15/2020	922,000	962,842
2.63% due 11/15/2020	2,646,000	2,761,969
2.75% due 12/31/2017	318,000	333,329
2.75% due 02/15/2019	1,649,000	1,734,799
3.13% due 05/15/2019	2,092,000	2,230,105
3.13% due 05/15/2021	7,000	7,512
3.38% due 11/15/2019	816,000	884,021
3.50% due 05/15/2020	699,000	762,566
3.63% due 08/15/2019	19,000	20,728
3.63% due 02/15/2020	3,814,000	4,181,692
3.63% due 02/15/2021	3,869,000	4,261,943
3.88% due 05/15/2018	21,000	22,831
4.00% due 08/15/2018	29,000	31,803
4.25% due 08/15/2015	831,000	851,807
4.25% due 11/15/2017	69,000	75,248
4.50% due 05/15/2017	30,000	32,576
		320,572,705
Total U.S. Government Treasuries (cost $373,212,879)		382,071,498
MUNICIPAL BONDS & NOTES — 0.5%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	457,987
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	184,149
Illinois State General Obligation Bonds 4.51% due 03/01/2015	650,000	654,524
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	173,290
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	187,843
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	37,221
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	277,445
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	201,672
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	209,307
Port Authority of New York & New Jersey
Revenue Bonds
Series 158
5.86% due 12/01/2024	150,000	184,808
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	1,675,000	832,307
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	785,000	390,059
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	290,000	144,066
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	578,696
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	422,125
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	119,123
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	615,303

Total Municipal Bonds & Notes (cost $5,108,073)		5,669,925
LOANS(15)(16)(17) — 1.9%
Advertising Sales — 0.1%
Advantage Sales & Marketing, Inc. FRS Delayed Draw 4.25% due 07/25/2021	530,123	523,331
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS Tranche D 3.75% due 06/02/2021	99,500	97,361
Airlines — 0.0%
American Airlines, Inc. FRS BTL-B 3.75% due 06/27/2019	383,113	378,324
Alternative Waste Technology — 0.0%
Darling Ingredients, Inc. FRS BTL-B 3.25% due 01/03/2021	253,088	251,189
Applications Software — 0.0%
Verint Systems, Inc. FRS BTL-B 3.50% due 09/06/2019	130,729	129,290
Athletic Equipment — 0.0%
Performance Sports Group, Ltd. FRS BTL-B 4.00% due 04/15/2021	73,435	72,242
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC FRS BTL-B 3.25% due 12/31/2018	223,313	221,010
Auto/Truck Parts & Equipment-Original — 0.0%
MPG Holdco I, Inc. FRS BTL-B 4.25% due 10/20/2021	99,259	98,515
Tower Automotive Holdings USA, LLC FRS BTL 4.00% due 04/23/2020	119,100	116,718
		215,233
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL-G 4.25% due 09/12/2021	115,000	115,431
Numericable US LLC FRS BTL-B1 4.50% due 05/21/2020	58,977	58,756
Numericable US LLC FRS BTL-B2 4.50% due 04/23/2020	51,023	50,832
Ziggo NV FRS BTL-B1 3.50% due 01/15/2022	129,425	125,607
Ziggo NV FRS BTL-B2 3.50% due 01/15/2022	83,404	80,944
Ziggo NV FRS BTL-B3 3.50% due 01/15/2022	137,171	133,124
		564,694
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6B 6.99% due 03/01/2017 (19)	100,616	88,290
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	246,851	240,372
		328,662
Casino Services — 0.0%
Aristocrat Leisure, Ltd. FRS BTL-B 4.75% due 10/20/2021	135,000	132,300
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	155,000	152,453
		284,753
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/11/2020	168,366	164,577
Chemicals-Specialty — 0.0%
Minerals Technologies, Inc. FRS BTL-B 4.00% due 05/07/2021	136,467	134,898
Coal — 0.1%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	246,843	203,768
Sandy Creek Energy Associates LP FRS BTL-B 5.00% due 11/08/2020	355,568	347,790
		551,558
Commercial Services — 0.1%
Acosta Holdco., Inc. FRS BTL 5.00% due 09/26/2021	130,000	129,545
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	188,100	181,517
Brickman Group, Ltd. LLC FRS 1st Lien 4.00% due 12/18/2020	198,002	192,310
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	446,603	437,782
		941,154
Commercial Services-Finance — 0.0%
Interactive Data Corp. FRS BTL 4.75% due 05/02/2021	99,500	98,629

TransUnion LLC FRS BTL 4.00% due 04/09/2021	138,593	136,341
		234,970
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL-B 2.25% due 04/29/2020	250,000	242,312
Containers-Metal/Glass — 0.0%
BWAY Holding Co. FRS BTL-B 5.50% due 08/14/2020	134,325	133,318
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	577,179	561,547
Coveris Holdings SA FRS BTL-B 5.25% due 05/08/2019	148,500	147,634
		709,181
Data Processing/Management — 0.0%
First Data Corp. FRS BTL 3.67% due 03/24/2018	250,000	244,453
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	139,300	136,717
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. FRS BTL-B 3.50% due 06/24/2021	109,450	108,062
Diversified Minerals — 0.1%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	179,100	174,026
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 3.75% due 06/30/2019	691,250	628,173
		802,199
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 05/05/2016(9)	155,198	155,780
Electronic Components-Semiconductors — 0.1%
Avago Technologies Cayman, Ltd. FRS BTL-B 3.75% due 05/06/2021	199,000	197,922
Freescale Semiconductor, Inc. FRS BTL-B4 4.25% due 03/01/2020	246,878	240,212
		438,134
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/11/2020	211,875	211,186
Filtration/Separation Products — 0.0%
Filtration Group, Inc. FRS 1st Lien 4.50% due 11/21/2020	113,850	113,281
Food-Misc./Diversified — 0.0%
Dole Food Co., Inc. FRS BTL-B 4.50% due 11/01/2018	208,550	205,813
Food-Retail — 0.0%
Burger King ULC FRS BTL-B 4.50% due 10/27/2021	100,000	99,714
Albertson’s Holdings LLC FRS BTL-B4 4.50% due 08/25/2021	180,000	179,832
		279,546
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 4.00% due 04/14/2021	126,359	124,464
Independent Power Producers — 0.1%
Calpine Corp FRS Delayed Draw
4.00% due 10/30/2020	128,700	126,609
EFS Cogen Holdings I LLC FRS BTL-B 3.75% due 12/17/2020	92,647	91,026
NRG Energy, Inc. FRS BTL 2.75% due 07/02/2018	246,859	241,575
		459,210
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 4.25% due 10/02/2020	347,375	336,606
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	320,927	310,497
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	125,000	123,985
		434,482
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B 4.00% due 07/02/2019	493,678	488,563
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL-B 4.25% due 07/30/2020	246,875	230,828

RBS Global, Inc. FRS BTL-B 4.00% due 08/20/2020	345,625	337,676
		568,504
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.50% due 09/22/2019	194,048	190,410
Medical-Biomedical/Gene — 0.0%
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	95,283	94,211
Medical-Drugs — 0.1%
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	176,107	173,245
Salix Pharmaceuticals, Ltd. FRS BTL-B 4.25% due 01/02/2020	232,750	229,550
		402,795
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-D 4.25% due 01/22/2021	103,950	103,604
Metal Processors & Fabrication — 0.1%
AFGlobal Corp. FRS BTL-B 5.00% due 12/19/2019	98,754	88,878
Crosby US Acquisition Corp. FRS 1st Lien 3.75% due 11/18/2020	539,550	507,177
		596,055
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/03/2021	179,550	174,292
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 3.75% due 07/18/2021	99,750	81,795
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	218,048	168,551
		250,346
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	87,500
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	100,000	71,500
		159,000
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	118,800	115,087
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL-B 3.25% due 12/02/2019	280,500	271,384
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/31/2021	400,000	389,500
Delta 2 Lux Sarl FRS 2nd Lien 7.75% due 07/31/2022	120,000	116,250
		505,750
Publishing-Newspapers — 0.1%
Tribune Media Co. FRS BTL-B 4.00% due 12/27/2020	622,427	611,534
Real Estate Investment Trusts — 0.0%
Crown Castle Operating Co. FRS BTL-B2 3.00% due 01/31/2021	193,050	189,285
Recreational Centers — 0.0%
24 Hour Fitness Worldwide, Inc. FRS
BTL-B
4.75% due 05/30/2021	149,250	143,653
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	180,228	127,061
		270,714
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL 4.00% due 04/10/2021	184,538	177,848
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	99,750	98,104
Retail-Bedding — 0.0%
Serta Simmons Holdings LLC FRS BTL-B 4.25% due 10/01/2019	196,877	193,893
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	623,700	611,486
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B2 3.75% due 06/30/2019	532,591	524,380
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV FRS BTL-D 3.25% due 01/11/2020	187,625	184,498

Special Purpose Entity — 0.1%
SAM Finance Lux Sarl FRS BTL-B 4.25% due 12/17/2020	584,100		580,449
Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	410,850		405,458
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 04/08/2021	120,833		115,698
Telephone-Integrated — 0.0%
Level 3 Financing, Inc. FRS BTL-B5 4.50% due 01/15/2020	200,000		198,500
Level 3 Financing, Inc. FRS BTL-B 3.00% due 01/31/2022	195,000		195,061
			393,561
Television — 0.0%
Ion Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020	143,913		142,474
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	246,855		240,930
			383,404
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL-B 4.50% due 08/09/2018	123,500		122,728
Workers Comp/Injury Services — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 02/11/2021	267,975		259,713
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000		117,187
			376,900
Total Loans (cost $19,957,544)			19,387,931
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Banks-Export/Import — 0.2%
Export-Import Bank of China Senior Notes 3.63% due 07/31/2024	1,500,000		1,514,637
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	159,000		159,844
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	194,000		196,203
Sovereign — 1.4%
Colombian TES Senior Notes 6.00% due 04/28/2028	COP	1,672,300,000	610,585
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	40,000,000	893,967
Federal Democratic Republic of Ethiopia Notes 6.63% due 12/11/2024*	245,000		238,875
Federal Republic of Nigeria Bonds 5.13% due 07/12/2018	725,000		717,750
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	130,000		138,125
Federative Republic of Brazil Letras Financeiras do Tesouro FRS Bills zero coupon due 09/01/2020	BRL	554,000	1,362,467
Government of Canada Senior Notes 0.88% due 02/14/2017	181,000		181,148
Government of Romania Senior Notes 4.38% due 08/22/2023	950,000		998,687
Government of Romania Senior Notes 6.75% due 02/07/2022	120,000		144,436
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	22,177,477	898,683
Government of Uruguay Senior Notes 4.38% due 12/15/2028	UYU	5,139,238	210,621
Lebanese Republic Senior Notes 6.60% due 11/27/2026	200,000		206,000
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019	475,000		472,625
Republic of Chile Senior Notes 3.13% due 03/27/2025	410,000		407,950
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043	600,000		493,500
Republic of Croatia Senior Bonds 6.00% due 01/26/2024	285,000		307,088
Republic of Hungary Senior Notes 5.38% due 03/25/2024	200,000		216,500

Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	8,400,000,000	703,674
Republic of Kazakhstan Senior Bonds 4.88% due 10/14/2044*	825,000		754,875
Republic of Kenya Notes 6.88% due 06/24/2024	500,000		523,750
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	180,000		217,103
Republic of Peru Senior Notes 8.75% due 11/21/2033	140,000		218,050
Republic of Portugal Notes 5.13% due 10/15/2024*	241,000		253,175
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	5,925,000	509,639
Republic of Turkey Senior Notes 7.38% due 02/05/2025		100,000	124,438
Republic of Venezuela Bonds 7.00% due 03/31/2038		900,000	368,100
Russian Federation Bonds 7.50% due 02/27/2019	RUB	28,350,000	359,333
United Mexican States Senior Notes 3.50% due 01/21/2021		310,000	316,510
United Mexican States Senior Notes 3.60% due 01/30/2025	210,000		209,265
United Mexican States Bonds 4.00% due 06/13/2019	MXN	12,326,337	911,720
United Mexican States Senior Notes 4.00% due 10/02/2023		476,000	493,850
United Mexican States Bonds 4.00% due 11/08/2046	MXN	10,573,939	818,165
United Mexican States Senior Notes 4.75% due 03/08/2044	128,000		133,440
			15,414,094
Total Foreign Government Obligations (cost $18,479,895)			17,284,778
EXCHANGE-TRADED FUNDS — 0.3%
iShares Barclays 1-3 Year Treasury Bond Fund	9,400		793,830
iShares Barclays 3-7 Year Treasury Bond Fund	6,200		758,322
iShares Barclays 7-10 Year Treasury Bond Fund	3,400		360,366
iShares Barclays 10-20 Year Treasury Bond Fund	2,000		270,340
iShares Barclays 20+ Year Treasury Bond Fund	3,600		453,312
Total Exchange-Traded Funds (cost $2,516,261)			2,636,170
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.†	1,980		4,059
Television — 0.0%
ION Media Networks, Inc.†(6)(7)	22		13,368
Total Common Stocks (cost $0)			17,427
PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	7,606		167,636
Telecom Services — 0.1%
Qwest Corp. 6.13%	14,710		354,511
Total Preferred Securities (cost $557,871)			522,147
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(10)	EUR	1,000,000	1,232,736
Banco Bilbao Vizcaya Argentaria SA FRS
9.00% due 05/09/2018(10)		600,000	642,000
Banco do Brasil SA VRS 6.25% due 04/15/2024(10)		555,000	405,150
Banco Santander SA VRS 6.25% due 03/12/2019(10)	EUR	1,400,000	1,651,718
Banco Santander SA VRS 6.25% due 09/11/2021(10)	EUR	100,000	117,103
KBC Groep NV FRS 5.63% due 03/19/2019(10)	EUR	170,000	201,080
Nordea Bank AB VRS 6.13% due 09/23/2024*(10)	212,000		209,721
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(10)	317,000		299,248
			4,758,756
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.24% due 06/01/2077	300,000		249,000
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(10)	208,000		201,240
Wells Fargo Capital X 5.95% due 12/01/2086	84,000		85,470
			286,710
Building Societies — 0.1%
Nationwide Building Society VRS 6.88% due 06/20/2019(10)	GBP	770,000	1,171,620
Diversified Banking Institutions — 0.8%
Barclays PLC FRS 8.00% due 12/15/2020(10)	EUR	310,000	390,401
Barclays PLC VRS 8.25% due 12/15/2018(10)	570,000		584,204

Citigroup, Inc. VRS Series N 5.80% due 11/15/2019(10)		302,000	302,000
Credit Agricole SA FRS 6.50% due 06/23/2021(10)	EUR	410,000	503,810
Credit Agricole SA VRS 6.63% due 09/23/2019*(10)		408,000	395,454
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(10)		667,000	641,487
Deutsche Bank AG VRS 7.50% due 04/30/2025(10)		400,000	384,000
HSBC Holdings PLC FRS 5.63% due 01/17/2020(10)		600,000	602,100
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(10)		164,000	160,464
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(10)		192,000	191,518
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(10)		343,000	369,171
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(10)	EUR	710,000	873,097
Lloyds Banking Group PLC FRS 7.00% due 06/27/2019(10)	GBP	250,000	386,728
Societe Generale SA VRS 6.00% due 01/27/2020*(10)		647,000	588,770
Societe Generale SA VRS 6.75% due 04/07/2021(10)	EUR	450,000	528,459
Societe Generale SA VRS 8.25% due 11/29/2018(10)		940,000	965,615
UniCredit SpA FRS 8.00% due 06/03/2024(10)		210,000	204,015
			8,071,293
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		123,000	128,340
Finance-Credit Card — 0.0%
American Express Co. FRS 5.20% due 11/15/2019(10)		212,000	215,306
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 01/30/2015†(6)(7)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		142,000	140,722
Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		230,000	238,050
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		167,000	170,724
Insurance-Multi-line — 0.1%
Farmers Exchange Capital III FRS 5.45% due 10/15/2054*		180,000	185,400
MetLife, Inc. 6.40% due 12/15/2066		189,000	210,735
			396,135
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		250,000	372,625
Sompo Japan Nipponkoa Insurance, Inc. FRS 5.33% due 03/28/2073*		450,000	472,500
			845,125
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		284,000	306,010
Total Preferred Securities/Capital Securities (cost $17,981,792)			16,977,797
OPTIONS - PURCHASED†(6)(11) — 0.0%
Call Options-Purchased	BRL	3,100,000	3,230
Call Options-Purchased	INR	60,000,000	826
Call Options-Purchased	MXN	13,642,551	0
Call Options-Purchased	RUB	47,000,000	4,923
Put Options-Purchased	PEN	1,540,000	7,277
Put Options-Purchased		6,575,000	865
Total Options - Purchased (cost $198,048)			17,121
Total Long-Term Investment Securities (cost $1,002,087,049)			1,019,685,401

SHORT-TERM INVESTMENT SECURITIES — 1.8%
U.S. Government Agencies — 1.8%
Federal Home Loan Bank Disc. Notes 0.10% due 03/06/2015 (cost $18,596,693)	18,600,000	18,599,014
REPURCHASE AGREEMENTS — 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount $18,936,000 collateralized by $20,310,000 of Federal Home Loan Mtg, Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $19,316,090	18,936,000	18,936,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount $1,688,000 collateralized by $1,230,000 of United States Treasury Bonds, bearing interest at 8.00% due 11/15/2021 and having an approximate value of $1,722,011	1,688,000	1,688,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	2,655,000	2,655,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	3,415,000	3,415,000
BNP Paribas SA Joint Repurchase Agreement(12)	3,405,000	3,405,000
Deutsche Bank AG Joint Repurchase Agreement(12)	2,100,000	2,100,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(12)	3,405,000	3,405,000
Total Repurchase Agreements (cost $35,604,000)		35,604,000
TOTAL INVESTMENTS (cost $1,056,287,742)(13)	103.9%	1,073,888,415
Liabilities in excess of other assets	(3.9)	(40,230,392)
NET ASSETS	100.0%	$1,033,658,023

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $124,389,300 representing 12.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†                                         Non-income producing security

(1)                                 Collateralized Mortgage Obligation

(2)                                 Collateralized Loan Obligation

(3)                                 Commercial Mortgage Backed Security

(4)                                 Interest Only

(5)                                 “Step-down” security where the rate decreases (“steps-down”) at a predetermined rate.  Rate shown reflects the decreased rate.

(6)                                 Illiquid security.  At December 31, 2014, the aggregate value of these securities was $30,841 representing 0.0% of net assets.

(7)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(8)                                 Principal amount of security is adjusted for inflation.

(9)                                 Company has filed for Chapter 11 bankruptcy protection.

(10)                          Perpetual maturity - maturity date reflects the next call date.

(11)                          Options — Purchased.

Options-Purchased
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	December 31, 2014	(Depreciation)
Call option to buy Brazilian Reals in exchange for U.S. dollars with Goldman Sachs International	September 2015	$2.41	BRL	3,100,000	$22,973	$3,230	$(19,743)
Call option to buy Indian Rupees in exchange for U.S. dollars with Goldman Sachs International	January 2015	62.55	INR	60,000,000	15,396	826	(14,570)
Call option to buy Mexican Pesos in exchange for U.S. dollars with Goldman Sachs International	January 2015	13.61	MXN	13,642,551	21,053	0	(21,053)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International	September 2015	36.97	RUB	47,000,000	17,000	4,923	(12,077)
Put option to sell Peruvian Nuevos Soles in exchange for U.S. dollars with Goldman Sachs International	March 2015	3.01	PEN	1,540,000	5,577	7,277	1,700
Put option to enter an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.50% versus the three month USD-Libor-BBA maturing on 05/01/2025	April 2015	3.50	$6,575,000		116,049	865	(115,184)

					$198,048	$17,121	$(180,927)

(12)                          See Note 2 for details of Joint Repurchase Agreements.

(13)                          See Note 4 for cost of investments on a tax basis.

(14)                          Denominated in United States dollars unless otherwise indicated.

(15)                          The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. Theses base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(16)                          Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. Asa result, the actual remaining maturity may be substantially less than the stated maturities.

(17)                          All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(18)                          Security in default of interest and principal at maturity.

(19)         Company has filed for Chapter 11 bankruptcy protection subsequent to December 31, 2014.

BBA	—	British Banking Association
BRL	—	Brazilian Real
BTL	—	Bank Term Loan
DIP	—	Debtors in Possession Financing
DOP	—	Dominican Peso
EUR	—	Euro Currency
GBP	—	Pound Sterling
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
LIBOR	—	London Interbank Offerred Rate
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement dates.
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2014 and unless otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2014	Unrealized Appreciation (Depreciation)
8	Short	EURO-Bund	March 2015	$1,481,801	$1,508,884	$(27,083)
8	Long	Long-Gilt	March 2015	1,450,323	1,490,397	40,074
53	Long	U.S. Treasury 2 YR Notes	March 2015	11,608,416	11,585,468	(22,948)
528	Long	U.S. Treasury 5 YR Notes	March 2015	62,777,694	62,794,875	17,181
608	Short	U.S. Treasury 10 YR Notes	March 2015	76,786,899	77,092,500	(305,601)
36	Long	U.S. Treasury Long Bonds	March 2015	5,225,757	5,204,250	(21,507)
69	Long	U.S. Treasury Ultra Long Bonds	March 2015	11,342,426	11,397,938	55,512
						$(264,372)

Centrally Cleared Credit Default Swaps on Credit Indicies-Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2014(2)	Notional Amount(3)	Value at December 31, 2014(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.000)%	06/20/2019	Goldman Sachs Corp.	3.2649%	$24,561,900	$(1,692,791)	$(1,725,143)	$32,352
Markit CDX North America High Yield Index	(5.000)	12/20/2019	Goldman Sachs Corp.	3.5568	9,530,000	(591,858)	(563,019)	(28,839)
Markit CDX North America Investment Grade Index	(1.000)	06/20/2019	Goldman Sachs Corp.	0.5825	13,425,000	(241,322)	(203,358)	(37,964)
						$(2,525,971)	$(2,491,520)	$(34,451)

Over the Counter Credit Default Swaps on Sovereign Issues-Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2014(2)	Notional Amount(3)	Value at December 31, 2014(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation 7.50% due 03/31/2030	(1.000)%	12/20/2019	Goldman Sachs Corp.	4.7790%	$1,050,000	$165,035	$226,579	$(61,544)

(1)   If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)   Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)   The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)   The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	COP	3,376,300,000	USD	1,433,782	01/15/2015	$13,387	$—
	GBP	465,000	USD	734,515	02/06/2015	9,948	—
	USD	673,063	MYR	2,350,000	02/13/2015	—	(4,250)
	USD	840,071	TRY	1,995,000	03/31/2015	—	(1,965)
						23,335	(6,215)
Barclays Bank PLC	MYR	5,040,000	USD	1,499,331	02/13/2015	64,939	—
	TRY	1,995,000	USD	855,060	03/31/2015	16,954	—
	ZAR	5,410,000	USD	469,345	01/15/2015	2,412	—
						84,305	—
BNP Paribas S.A.	USD	803,280	RON	2,900,000	03/16/2015	—	(21,749)
	USD	795,388	NGN	144,363,000	10/08/2015	—	(158,712)
						—	(180,461)
Citibank N.A.	EUR	395,000	USD	510,913	09/18/2015	31,517	—
	GBP	1,015,000	USD	1,589,866	01/16/2015	8,022	—
	NGN	71,000,000	USD	335,697	10/08/2015	22,570	—
	USD	468,387	ZAR	5,410,000	01/15/2015	—	(1,453)
	USD	473,647	RSD	47,000,000	09/18/2015	—	(33,583)
						62,109	(35,036)
HSBC Bank U.S.A.	RUB	6,689,000	USD	116,432	03/18/2015	5,630	—

JPMorgan Chase Bank N.A.	NGN	67,123,000	USD	335,615	01/15/2015	—	(23,270)
	RUB	13,000,000	USD	247,266	01/15/2015	32,920	—
	RUB	8,975,000	USD	156,538	03/18/2015	7,869	—
	EUR	5,327,000	USD	6,615,468	01/16/2015	168,775	—
	EUR	85,000	USD	106,360	02/19/2015	3,460	—
						213,024	(23,270)
Morgan Stanley and Co., Inc.	GBP	250,000	USD	393,501	02/06/2015	3,949	—

National Australia Bank, Ltd.	USD	4,955	EUR	4,000	03/18/2015	—	(112)

Royal Bank of Canada	USD	116,743	EUR	95,000	01/16/2015	—	(1,775)

UBS AG	BRL	3,810,000	USD	1,408,678	01/15/2015	—	(20,754)
	USD	739,969	BRL	2,010,000	01/15/2015	14,141	—
	USD	1,450,301	COP	3,376,300,000	01/15/2015	—	(29,906)
						14,141	(50,660)
Net Unrealized Appreciation(Depreciation)						$406,493	$(297,529)

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

MYR — Malaysian Ringgit

NGN — Nigerian Naira

RON — New Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$116,083,845	$—	$116,083,845
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	320	320
Recycling	—	—	3	3
Other Industries	—	263,429,377	—	263,429,377
Foreign Corporate Bonds & Notes	—	60,049,295	—	60,049,295
U.S. Government Agencies	—	135,537,767	—	135,537,767
U.S. Government Treasuries	—	382,071,498	—	382,071,498
Municipal Bonds & Notes	—	5,669,925	—	5,669,925
Loans	—	19,387,931	—	19,387,931
Foreign Government Obligations	—	17,284,778	—	17,284,778
Exchange-Traded Funds	2,636,170	—	—	2,636,170
Common Stocks:
Insurance-Reinsurance	4,059	—	—	4,059
Television	—	—	13,368	13,368
Preferred Securities	522,147	—	—	522,147
Preferred Securities/Capital Securities	—	16,977,797	—	16,977,797
Options-Purchased	16,256	865	—	17,121
Short-Term Investment Securities	18,599,014	—	—	18,599,014
Repurchase Agreements	—	35,604,000	—	35,604,000
Total Investments at Value	$21,777,646	$1,052,097,078	$13,691	$1,073,888,415

Other Financial Instruments:+
Open Futures Contracts	$112,767	$—	$—	$112,767
Centrally Cleared Credit Default Swaps on Credit Indices-Buy Protection	—	32,352	—	32,352
Open Forward Currency Contracts	—	406,493	—	406,493
Total Other Financial Instruments	$112,767	$438,845	$—	$551,612

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$377,139	$—	$—	$377,139
Centrally Cleared Credit Default Swaps on Credit Indices-Buy Protection	—	66,803	—	66,803
Over the Counter Credit Default Swaps on Sovereign Issues-Buy Protection	—	61,544	—	61,544
Open Forward Currency Contracts	—	297,529	—	297,529
Total Other Financial Instruments	$377,139	$425,876	$—	$803,015

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Real Return Portfolio

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount(6)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 35.0%
Sovereign — 35.0%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	8,524,061	10,773,745
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	10,032,884	13,537,640
Government of Australia Senior Bonds 1.00% due 11/21/2018	AUD	5,877,285	4,891,225
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	9,980,760	9,743,985
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,487,238	14,926,627
Government of France Bonds 0.25% due 07/25/2024	EUR	7,066,343	8,915,930
Government of France Bonds 1.10% due 07/25/2022	EUR	15,797,372	21,093,314
Government of France Bonds 1.30% due 07/25/2019	EUR	6,448,393	8,407,243
Government of France Bonds 2.10% due 07/25/2023	EUR	6,560,311	9,596,657
Government of France Bonds 2.25% due 07/25/2020	EUR	13,068,231	18,076,055
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,092,700	2,405,206
Government of Sweden Notes 0.25% due 06/01/2022	SEK	84,309,136	11,179,917
Kingdom of Denmark Bonds 0.10% due 11/15/2023	DKK	68,907,206	11,486,979
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019	GBP	7,840,084	13,100,594
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	7,653,744	13,116,440
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	3,924,149	6,606,640
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	9,429,126	18,273,312
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	7,434,390	13,798,108
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	11,921,466	24,719,524
Total Foreign Government Obligations (cost $246,204,722)			234,649,141
U.S. GOVERNMENT TREASURIES(1) — 48.3%
United States Treasury Notes — 48.3%
0.13% due 04/15/2016 TIPS	$32,972,044		$32,871,578
0.13% due 04/15/2018 TIPS	18,489,960		18,420,623
0.13% due 04/15/2019 TIPS	52,948,583		52,365,301
0.13% due 01/15/2022 TIPS	22,162,660		21,556,644
0.13% due 07/15/2022 TIPS	18,870,217		18,385,195
0.13% due 01/15/2023 TIPS	27,286,798		26,385,051
0.13% due 07/15/2024 TIPS	35,226,057		33,924,348
0.38% due 07/15/2023 TIPS	20,993,496		20,755,681
0.63% due 07/15/2021 TIPS	20,175,483		20,429,250
0.63% due 01/15/2024 TIPS	28,926,986		29,051,285
1.13% due 01/15/2021 TIPS	16,309,337		16,942,596
1.25% due 07/15/2020 TIPS	11,650,160		12,227,204
1.38% due 01/15/2020 TIPS	12,792,516		13,427,139
1.88% due 07/15/2019 TIPS	6,950,563		7,459,907
Total U.S. Government Treasuries (cost $332,077,680)			324,201,802
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)	765		5,539
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	196		4,500
Total Common Stocks (cost $6,924)			10,039
WARRANTS†(2)(3)(4) — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	117		71,093
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	116		70,486
Total Warrants (cost $0)			141,579
Total Long-Term Investment Securities (cost $578,289,326)			559,002,561
REPURCHASE AGREEMENTS — 14.7%
Bank of America Securities LLC Joint Repurchase Agreement(5)		$17,500,000	17,500,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	22,420,000		22,420,000
BNP Paribas SA Joint Repurchase Agreement(5)	22,405,000		22,405,000
Deutsche Bank AG Joint Repurchase Agreement(5)	13,830,000		13,830,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(5)	22,405,000		22,405,000

1

Total Repurchase Agreements (cost $98,560,000)		98,560,000
TOTAL INVESTMENTS (cost $676,849,326)(7)	98.0%	657,562,561
Other assets less liabilities	2.0	13,484,171
NET ASSETS	100.0%	$671,046,732

†                                         Non-income producing security

(1)                                 Principal amount of security is adjusted for inflation.

(2)                                 Illiquid security.  At December 31, 2014, the aggregate value of these securities was $147,118 representing 0.0% of net assets.

(3)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the Real Return Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Warrants
ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	03/01/2011	117	$—	$71,093	$607.63	0.01%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	11/11/2010	116	—	70,486	607.64	0.01
				$141,579		0.02%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	Denominated in United States dollars unless otherwise indicated.
(7)	See Note 4 for cost of investments on a tax basis.
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— Pound Sterling
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

2

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	37,981,000	USD	47,068,524	03/18/2015	$1,077,252	$—

Citibank N.A.	EUR	37,981,000	USD	47,072,436	03/18/2015	1,081,164	—
	GBP	965,000	USD	1,511,547	01/16/2015	8,450	—
	GBP	8,391,000	USD	13,154,436	03/18/2015	90,913	—
						1,180,527	—
Commonwealth Bank of Australia	AUD	455,000	USD	372,060	01/16/2015	465	—
	USD	362,503	CAD	420,000	01/16/2015	—	(590)
						465	(590)
Deutsche Bank AG	USD	385,577	EUR	310,000	01/16/2015	—	(10,403)

JPMorgan Chase Bank N.A	DKK	71,038,000	USD	11,820,146	03/18/2015	269,144	—
	SEK	3,280,000	USD	441,458	01/16/2015	22,292	—
	SEK	86,236,000	USD	11,390,428	03/18/2015	367,431	—
						658,867	—

Royal Bank of Canada	AUD	17,484,000	USD	14,426,923	03/18/2015	210,673	—
	CAD	17,791,000	USD	15,490,977	03/18/2015	181,466	—
	GBP	47,315,000	USD	73,880,953	03/18/2015	218,622	—
	USD	334,484	JPY	40,100,000	01/16/2015	88	—
						610,849	—
State Street Bank and Trust Co.	EUR	315,000	USD	392,636	01/16/2015	11,410	—
	GBP	915,000	USD	1,432,534	01/16/2015	7,317	—
	JPY	40,100,000	USD	338,890	01/16/2015	4,318	—
	USD	998,414	EUR	825,000	01/16/2015	32	—
						23,077	—
Westpac Banking Corp.	NZD	2,971,000	USD	2,272,548	03/18/2015	—	(27,127)

Net Unrealized Appreciation(Depreciation)						$3,551,037	$(38,120)

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$234,649,141	$—	$234,649,141
U.S. Government Treasuries	—	324,201,802	—	324,201,802
Common Stocks:
Food-Misc./Diversified	—	—	5,539	5,539
Printing - Commercial	4,500	—	—	4,500
Warrants	—	—	141,579	141,579
Repurchase Agreements	—	98,560,000	—	98,560,000
Total Investments at Value	$4,500	$657,410,943	$147,118	$657,562,561

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$3,551,037	$—	$3,551,037

LIABILITIES
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$38,120	$—	$38,120

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 94.2%
Asset-Backed Commercial Paper — 21.7%
Albion Capital LLC 0.20% due 02/23/2015*	$330,000	$329,903
Chariot Funding LLC 0.22% due 02/23/2015*	350,000	349,887
Collateralized Commercial Paper Co. LLC 0.27% due 02/05/2015	170,000	169,955
Collateralized Commercial Paper Co. LLC 0.27% due 03/24/2015	250,000	249,888
Collateralized Commercial Paper Co. LLC 0.30% due 03/02/2015	100,000	99,950
Collateralized Commercial Paper Co. LLC 0.30% due 05/18/2015	200,000	199,800
Collateralized Commercial Paper Co. LLC 0.30% due 05/21/2015	250,000	249,740
Collateralized Commercial Paper Co. LLC 0.30% due 05/29/2015	100,000	99,885
Fairway Finance LLC 0.22% due 04/16/2015*	400,000	399,744
Fairway Finance LLC 0.22% due 04/23/2015*	305,000	304,786
Fairway Finance LLC 0.22% due 05/05/2015*	300,000	299,754
Kells Funding LLC FRS 0.24% due 04/23/2015*	500,000	499,965
Liberty Street Funding LLC 0.18% due 01/02/2015*	250,000	249,999
Matchpoint Master Trust 0.05% due 01/02/2015*	1,010,000	1,009,999
Old Line Funding LLC 0.22% due 01/20/2015*	250,000	249,971
Old Line Funding LLC 0.22% due 04/13/2015*	305,000	304,823
Old Line Funding LLC FRS 0.24% due 06/08/2015*	650,000	649,941
Versailles Commercial Paper LLC 0.21% due 01/09/2015*	250,000	249,988
Victory Receivables Corp. 0.16% due 01/07/2015*	350,000	349,991
Total Asset-Backed Commercial Paper (cost $6,317,962)		6,317,969
Certificates of Deposit — 32.5%
Bank of Montreal Chicago 0.10% due 01/02/2015	371,000	371,000
Bank of Montreal Chicago 0.12% due 01/07/2015	600,000	600,000
Bank of Montreal Chicago FRS 0.22% due 05/08/2015	300,000	299,979
Bank of Nova Scotia Houston 0.21% due 01/14/2015	500,000	500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.23% due 02/17/2015	400,000	400,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.24% due 01/02/2015	300,000	300,000
Canadian Imperial Bank of Commerce NY FRS 0.22% due 01/15/2015	650,000	650,000
Canadian Imperial Bank of Commerce NY FRS 0.22% due 02/06/2015	300,000	300,000
Canadian Imperial Bank of Commerce NY FRS 0.22% due 02/10/2015	300,000	300,000
Citibank NA 0.24% due 01/08/2015	100,000	100,001
Credit Suisse NY 0.28% due 03/02/2015	300,000	300,000
Credit Suisse NY 0.28% due 03/20/2015	400,000	400,036
DG Bank NY 0.31% due 02/25/2015	100,000	100,008
DNB Bank ASA 0.23% due 04/10/2015	500,000	499,745
HSBC Bank USA NA 0.24% due 04/06/2015	350,000	350,010
HSBC Bank USA NA 0.24% due 04/27/2015	163,000	163,005
HSBC Bank USA NA 0.24% due 05/04/2015	138,000	137,990
HSBC Bank USA NA FRS 0.24% due 06/08/2015	325,000	324,971
Natixis NY 0.25% due 03/03/2015	150,000	150,000
Nordea Bank Finland PLC NY 0.21% due 05/05/2015	200,000	200,000
Nordea Bank Finland PLC NY 0.24% due 05/26/2015	350,000	350,042
Rabobank Nederland NY 0.22% due 01/06/2015	375,000	375,000
Skandinaviska Enskilda Banken NY 0.25% due 03/30/2015	240,000	240,047
Skandinaviska Enskilda Banken NY FRS 0.63% due 02/26/2015	100,000	100,041
State Street Bank & Trust Co. 0.21% due 02/09/2015	300,000	300,000
Sumitomo Mitsui Banking Corp. NY FRS 0.25% due 02/02/2015	250,000	250,000
Sumitomo Mitsui Banking Corp. NY FRS 0.28% due 05/12/2015	250,000	249,982
Toronto-Dominion Bank NY 0.23% due 05/11/2015	520,000	520,078
UBS AG Stamford CT 0.22% due 03/31/2015	150,000	150,008
Wells Fargo Bank NA 0.23% due 03/05/2015	190,000	190,027
Wells Fargo Bank NA 0.23% due 05/07/2015	300,000	300,012
Total Certificates of Deposit (cost $9,471,729)		9,471,982

1

Commercial Paper — 17.6%
ANZ New Zealand International, Ltd. FRS 0.23% due 06/04/2015*	400,000	399,968
BPCE SA 0.23% due 02/02/2015*	428,000	427,912
Caisse Centrale Desjardins 0.24% due 03/30/2015	300,000	299,845
Caisse Centrale Desjardins 0.24% due 03/30/2015	311,000	310,839
Dexia Credit Local SA NY 0.27% due 04/01/2015	300,000	299,862
General Electric Capital Corp. 0.22% due 05/15/2015	300,000	299,793
National Australia Bank, Ltd. 0.24% due 05/18/2015*	300,000	299,784
Natixis NY 0.23% due 02/02/2015	275,000	274,944
Nordea Bank AB 0.24% due 04/30/2015*	260,000	259,827
Prudential Funding LLC 0.10% due 01/02/2015	1,140,000	1,139,997
Toyota Credit Canada, Inc. 0.22% due 01/28/2015	300,000	299,950
Toyota Motor Credit Corp. FRS 0.21% due 03/02/2015	235,000	235,000
Toyota Motor Credit Corp. 0.25% due 05/29/2015	300,000	299,754
UBS Finance Delaware LLC 0.23% due 01/26/2015	270,000	269,957
Total Commercial Paper (cost $5,117,178)		5,117,432
Corporate Notes — 8.8%
Bank of Nova Scotia Senior Notes 1.85% due 01/12/2015	290,000	290,140
Bank of Nova Scotia Senior Notes 3.40% due 01/22/2015	225,000	225,397
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*†(1)(2)(3)(4)(5)	394,530	5,760
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*†(1)(2)(3)(4)(5)	592,098	8,645
Credit Suisse USA, Inc. Company Guar. Notes 4.88% due 01/15/2015	219,000	219,372
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	85,000	85,534
General Electric Capital Corp. Senior Notes 2.15% due 01/09/2015	490,000	490,203
IBM Corp. FRS Senior Notes 0.21% due 02/04/2015	320,000	320,008
Nordea Bank AB Senior Notes 2.25% due 03/20/2015*	237,000	237,938
Royal Bank of Canada Senior Notes 1.15% due 03/13/2015	296,000	296,441
UBS AG Stamford CT Senior Notes 3.88% due 01/15/2015	400,000	400,545
Total Corporate Notes (cost $2,591,037)		2,579,983
Municipal Bonds & Notes — 3.8%
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.13% due 07/01/2037(6)	435,000	435,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.05% due 11/01/2035(6)	185,000	185,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043(6)	115,000	115,000
State of Texas VRDN Series B General Obligation Bonds 0.12% due 06/01/2045(6)	100,000	100,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.03% due 08/15/2036(6)	280,000	280,000
Total Municipal Bonds & Notes (cost $1,115,000)		1,115,000
Time Deposits — 4.6%
Swedbank AB 0.05% due 01/02/2015 (cost $1,336,000)	1,336,000	1,336,000
U.S. Government Agencies — 3.6%
Federal Home Loan Bank Disc. Notes
0.08% due 01/16/2015	220,000	219,993
0.08% due 01/26/2015	125,000	124,993
0.08% due 01/30/2015	250,000	249,984

2

0.09% due 02/11/2015	293,000	292,969
0.10% due 02/06/2015	115,000	114,989
Federal National Mtg. Assoc. Disc. Notes 0.08% due 01/20/2015	35,000	34,998
Total U.S. Government Agencies (cost $1,037,926)		1,037,926
U.S. Government Treasuries — 1.6%
United States Treasury Notes 2.38% due 02/28/2015 (cost $466,735)	465,000	466,735
Total Short-Term Investment Securities — 94.2% (cost $27,453,567)		27,443,027
REPURCHASE AGREEMENTS — 5.5%
Agreement with Royal Bank of Canada, bearing interest at 0.08%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount of $1,604,007 collateralized by $1,552,624 of Government National Mtg. Assoc. Bonds, bearing interest at 3.50% due 12/20/2044 and having an approximate value of $1,636,088 (cost $1,604,000)	1,604,000	1,604,000
TOTAL INVESTMENTS (cost $29,057,567)(7)	99.7%	29,047,027
Other assets less liabilities	0.3	76,777
NET ASSETS	100.0%	$29,123,804

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $6,888,585 representing 23.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)                                 Illiquid security.  At December 31, 2014, the aggregate value of these securities was $14,405 representing 0.0% of net assets.

(3)                                 Security in default

(4)                                 On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of December 31, 2014, represents the Notes’ residual value that may be distributed to the Portfolio.

(5)                                 Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)                                 The security’s effective maturity date is less than one year.

(7)                                 See Note 4 for cost of investments on a tax basis.

LOC                      —  Letter of Credit

FRS                         —  Floating Rate Security

VRDN            —  Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	27.1%
Banks-Foreign	18.0
Asset Backed Commercial Paper/Fully Supported	10.6
Banks-Domestic	6.4
Brokerage/Investment	5.5
Asset Backed Commercial Paper/Auto	5.4
Insurance	3.9
Collateralized Commercial Paper/Repo Backed	3.7
U.S. Government Agencies	3.6
Municipal	3.4
Diversified	3.0
Automobile	2.9
Sovereigns/Supranational	1.6
Asset Backed Commercial Paper/Trade Receivables	1.2
Computer	1.1
Government-Related Entity	1.0
Asset Backed Commercial Paper/Diversified	0.9
Student Loan	0.4
Asset Backed/Structured Investment	0.0
99.7%

*  Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities:
Corporate Notes	$—	$2,565,578	$14,405	$2,579,983
Other Investment Types	—	24,863,044	—	24,863,044
Repurchase Agreements	—	1,604,000	—	1,604,000
Total Investments at Value	$—	$29,032,622	$14,405	$29,047,027

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

3

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST FOCUS GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.5%
Aerospace/Defense — 3.2%
General Dynamics Corp.	39,848	$5,483,882
Agricultural Chemicals — 3.7%
Monsanto Co.	52,555	6,278,746
Airlines — 3.8%
Delta Air Lines, Inc.	131,753	6,480,930
Apparel Manufacturers — 3.5%
Gildan Activewear, Inc.	105,801	5,983,047
Applications Software — 3.4%
salesforce.com, Inc.†	97,281	5,769,736
Cable/Satellite TV — 4.1%
Comcast Corp., Class A	120,305	6,978,893
Commercial Services-Finance — 3.3%
MasterCard, Inc., Class A	66,409	5,721,799
Computers — 4.2%
Apple, Inc.	65,093	7,184,965
E-Commerce/Products — 2.5%
Alibaba Group Holding, Ltd. ADR†	41,098	4,271,726
Electronic Components-Semiconductors — 2.7%
ARM Holdings PLC ADR	100,727	4,663,660
Finance-Credit Card — 4.6%
Visa, Inc., Class A	30,062	7,882,256
Finance-Other Services — 3.0%
Intercontinental Exchange, Inc.	23,924	5,246,294
Hotels/Motels — 3.4%
Starwood Hotels & Resorts Worldwide, Inc.	72,970	5,915,678
Internet Application Software — 2.0%
Tencent Holdings, Ltd.(1)	242,400	3,478,037
Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	94,611	7,381,550
Medical Information Systems — 1.5%
athenahealth, Inc.†	17,923	2,611,381
Medical-Biomedical/Gene — 9.1%
Amgen, Inc.	28,431	4,528,774
Biogen Idec, Inc.†	20,990	7,125,056
Gilead Sciences, Inc.†	41,812	3,941,199
		15,595,029
Medical-Drugs — 10.3%
Endo International PLC†	103,427	7,459,155
Roche Holding AG(1)	14,719	3,989,444
Zoetis, Inc.	145,355	6,254,626
		17,703,225
Medical-HMO — 2.5%
UnitedHealth Group, Inc.	42,497	4,296,022
Medical-Hospitals — 2.6%
HCA Holdings, Inc.†	61,757	4,532,346
Metal Processors & Fabrication — 4.4%
Precision Castparts Corp.	31,595	7,610,604
Real Estate Investment Trusts — 2.3%
Crown Castle International Corp.	49,864	3,924,297
Transport-Rail — 7.2%
Canadian Pacific Railway, Ltd.	64,398	12,408,851
Web Portals/ISP — 3.9%
Google, Inc., Class C†	12,837	6,757,397
Total Long-Term Investment Securities (cost $140,329,540)		164,160,351
REPURCHASE AGREEMENTS — 10.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount of $18,505,000 and collateralized by $19,850,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/03/2023 and having an approximate value of $18,878,601 (cost $18,505,000)	$18,505,000	18,505,000
TOTAL INVESTMENTS (cost $158,834,540)(2)	106.3%	182,665,351
Liabilities in excess of other assets	(6.3)	(10,859,593)
NET ASSETS	100.0%	$171,805,758

†                                         Non-income producing security

(1)                                 Security was valued using fair value procedures at December 31, 2014. The aggregate value of these securities was $7,467,481 representing 4.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs.

(2)                                 See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Application Software	$—	$3,478,037	$—	$3,478,037
Medical-Drugs	13,713,781	3,989,444	—	17,703,225
Other Industries	142,979,089	—	—	142,979,089
Repurchase Agreements	—	18,505,000	—	18,505,000
Total Investments at Value	$156,692,870	$25,972,481	$—	$182,665,351

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST FOCUS VALUE PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 92.1%
Advertising Agencies — 2.3%
Omnicom Group, Inc.	93,311	$7,228,803
Aerospace/Defense — 2.9%
Northrop Grumman Corp.	61,103	9,005,971
Aerospace/Defense-Equipment — 3.3%
United Technologies Corp.	89,800	10,327,000
Applications Software — 2.5%
Microsoft Corp.	164,854	7,657,468
Auto-Cars/Light Trucks — 2.2%
General Motors Co.	191,221	6,675,525
Banks-Fiduciary — 2.5%
Bank of New York Mellon Corp.	193,091	7,833,702
Banks-Super Regional — 9.2%
Capital One Financial Corp.	217,256	17,934,483
Wells Fargo & Co.	190,200	10,426,764
		28,361,247
Cable/Satellite TV — 3.9%
DISH Network Corp., Class A†	164,200	11,968,538
Computers-Memory Devices — 2.5%
EMC Corp.	260,132	7,736,326
Cruise Lines — 3.6%
Carnival Corp.	247,898	11,237,216
Diversified Banking Institutions — 6.7%
Goldman Sachs Group, Inc.	44,647	8,653,928
JPMorgan Chase & Co.	194,044	12,143,274
		20,797,202
Diversified Manufacturing Operations — 3.9%
Siemens AG ADR	108,559	12,158,608
Food-Misc./Diversified — 2.9%
ConAgra Foods, Inc.	246,026	8,925,823
Insurance-Multi-line — 8.3%
Loews Corp.	317,000	13,320,340
MetLife, Inc.	227,007	12,278,809
		25,599,149
Insurance-Reinsurance — 3.6%
PartnerRe, Ltd.	98,137	11,200,376
Investment Management/Advisor Services — 1.6%
T. Rowe Price Group, Inc.	56,900	4,885,434
Medical Instruments — 3.8%
Medtronic, Inc.	163,299	11,790,188
Medical-Drugs — 2.4%
Johnson & Johnson	69,700	7,288,529
Medical-HMO — 3.9%
UnitedHealth Group, Inc.	119,904	12,121,095
Networking Products — 3.1%
Cisco Systems, Inc.	350,086	9,737,642
Oil Companies-Integrated — 7.6%
BP PLC ADR	164,454	6,268,987
Exxon Mobil Corp.	111,000	10,261,950
Murphy Oil Corp.	138,337	6,988,785
		23,519,722
Oil-Field Services — 2.5%
Baker Hughes, Inc.	135,649	7,605,839
Retail-Consumer Electronics — 3.5%
Best Buy Co., Inc.	274,800	10,711,704
Retail-Regional Department Stores — 3.4%
Kohl’s Corp.	170,500	10,407,320
Total Long-Term Investment Securities (cost $237,331,360)		284,780,427
REPURCHASE AGREEMENTS — 7.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 01/02/2015 in the amount of $22,224,000 and collateralized by $23,840,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $22,673,342 (cost $22,224,000)	$22,224,000	22,224,000
TOTAL INVESTMENTS (cost $259,555,360)(1)	99.3%	307,004,427
Other assets less liabilities	0.7	2,280,509
NET ASSETS	100.0%	$309,284,936

†                               Non-income producing security

(1)                       See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$284,780,427	$—	$—	$284,780,427
Repurchase Agreements	—	22,224,000	—	22,224,000
Total Investment at Value	$284,780,427	$22,224,000	$—	$307,004,427

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 65.0%
Seasons Series Trust Focus Growth Portfolio, Class 3	143,163	$1,423,786
Seasons Series Trust Focus Value Portfolio, Class 3	113,429	2,021,150
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,413,584	18,401,146
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,422,890	24,328,409
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	308,135	4,962,297
Seasons Series Trust Mid Cap Value Portfolio, Class 3	569,163	11,300,267
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	186,895	3,459,318
Seasons Series Trust Small Cap Portfolio, Class 3	630,747	8,451,396
Total Domestic Equity Investment Companies (cost $54,722,681)		74,347,769
Domestic Fixed Income Investment Companies — 9.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $11,233,167)	947,091	11,049,118
International Equity Investment Companies — 25.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $25,230,794)	3,493,719	29,213,347
TOTAL INVESTMENTS (cost $91,186,642)(1)	100.3%	114,610,234
Liabilities in excess of other assets	(0.3)	(341,344)
NET ASSETS	100.0%	$114,268,890

#                               See Note 3

(1)                       See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$114,610,234	$—	$—	$114,610,234

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 51.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	612,453	$6,090,976
Seasons Series Trust Focus Value Portfolio, Class 3	518,656	9,241,728
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,711,702	74,351,315
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,489,971	110,964,785
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,151,085	18,537,402
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,169,669	43,077,018
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,499,012	21,708,240
Seasons Series Trust Small Cap Portfolio, Class 3	2,426,139	32,507,909
Total Domestic Equity Investment Companies (cost $218,690,939)		316,479,373
Domestic Fixed Income Investment Companies — 28.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	13,081,206	152,610,200
Seasons Series Trust Real Return Portfolio, Class 3†	2,346,066	22,959,464
Total Domestic Fixed Income Investment Companies (cost $177,296,821)		175,569,664
International Equity Investment Companies — 19.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $100,167,444)	14,314,576	119,693,859
TOTAL INVESTMENTS (cost $496,155,204)(1)	100.0%	611,742,896
Other assets less liabilities	0.0	17,695
NET ASSETS	100.0%	$611,760,591

#                                              See Note 3

†                                              Non-income producing security

(1)                                      See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$611,742,896	$—	$—	$611,742,896

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 43.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	282,546	$2,809,983
Seasons Series Trust Focus Value Portfolio, Class 3	265,961	4,739,062
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,277,063	42,658,730
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,816,093	65,247,124
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	431,965	6,956,481
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,107,893	21,996,319
Seasons Series Trust Small Cap Portfolio, Class 3	1,447,184	19,390,869
Total Domestic Equity Investment Companies (cost $110,540,772)		163,798,568
Domestic Fixed Income Investment Companies — 40.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,746,275	113,703,663
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,399,847	17,141,249
Seasons Series Trust Real Return Portfolio, Class 3†	2,264,247	22,158,757
Total Domestic Fixed Income Investment Companies (cost $154,796,388)		153,003,669
International Equity Investment Companies — 15.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $50,925,601)	6,976,036	58,331,358
TOTAL INVESTMENTS (cost $316,262,761)(1)	100.2%	375,133,595
Liabilities in excess of other assets	(0.2)	(629,390)
NET ASSETS	100.0%	$374,504,205

#                               See Note 3

†                               Non-income producing security

(1)                       See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$375,133,595	$—	$—	$375,133,595

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 38.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	226,726	$2,254,844
Seasons Series Trust Focus Value Portfolio, Class 3	211,931	3,776,313
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,582,872	33,622,195
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,984,060	51,021,119
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	190,416	3,066,510
Seasons Series Trust Mid Cap Value Portfolio, Class 3	686,212	13,624,183
Seasons Series Trust Small Cap Portfolio, Class 3	680,474	9,117,696
Total Domestic Equity Investment Companies (cost $80,540,989)		116,482,860
Domestic Fixed Income Investment Companies — 49.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,030,984	105,358,806
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,155,895	13,653,724
Seasons Series Trust Real Return Portfolio, Class 3†	3,064,329	29,988,656
Total Domestic Fixed Income Investment Companies (cost $150,330,644)		149,001,186
International Equity Investment Companies — 11.9%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $31,723,976)	4,279,753	35,785,913
TOTAL INVESTMENTS
(cost $262,595,609)(1)	100.0%	301,269,959
Liabilities in excess of other assets	0.0	(101,567)
NET ASSETS	100.0%	$301,168,392

#                               See Note 3

†                               Non-income producing security

(1)                       See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$301,269,959	$—	$—	$301,269,959

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2014 — (unaudited)

Note 1. Security Valuation

 In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security,  developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2014 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds,  debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolios if acquired within 60 days of maturity or, if already held by a Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1.  Option contracts traded on national securities exchanges  are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price if a last sale price is not available which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended December 31, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of  December 31, 2014, each of the preceding Portfolios, except International Equity Portfolio, have open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended December 31, 2014, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of December 31, 2014,  the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, to manage and/or gain exposure to certain sovereign currencies or to generate income. During the period ended December 31, 2014, the Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. As of December 31, 2014, each of the preceding Portfolios had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended December 31, 2014 are summarized as follows:

	Written Options
	Asset Allocation:
	Diversified Growth Portfolio
	Notional	Premiums
	Amounts	Received
Options outstanding as of March 31, 2014	$7,355	$5,884
Options written	176,304	72,672
Options terminated in closing purchase transactions	(68,573)	(27,456)
Options exercised	—	—
Options expired (written)	(107,728)	(47,421)
Options outstanding as of December 31, 2014	$7,358	$3,679

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios face the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty.  Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap contract is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any.  Generally, the basis of the contracts is the premium received or paid.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis.  Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended December 31, 2014, the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio and Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of December 31, 2014, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are generally bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are genrally bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of December 31, 2014 for which a Portfolio is the seller of protection, if any, are disclosed  on a schedule following the Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended December 31, 2014, the Asset Allocation: Diversified

Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of December 31, 2014, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default.  Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.  As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.  See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Portfolio of Investments.

The following tables represent the value of derivatives held as of December 31, 2014, by their primary underlying risk exposure.  For a detailed presentation of derivatives held as of December 31, 2014, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,910
Interest rate contracts
Futures contracts (variation margin)(2)(3)	4,563	3,063
Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(4)	—	4,857
Foreign Exchange Contracts
Unrealized appreciation (depreciation) on forward foreign currency contracts(5)	5,639	9,385
Call and put options purchased, at value(6)	510	—
	$10,712	$20,215

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures and interest rate futures contracts was $86,837 and $4,343,382, respectively.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(4,669) as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for credit default swap contracts was $22,061.

(5)         The average notional amount outstanding for foreign forward currency contracts was $323,050.

(6)         The average notional amount outstanding for purchased options contracts on currency contracts was $53,884.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$4,850
Interest rate contracts
Futures contracts (variation margin)(2)(3)	14,006	6,875
Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(4)	—	14,638
Foreign Exchange Contracts
Unrealized appreciation (depreciation) on forward foreign currency contracts(5)	37,775	34,028
Call and put options purchased, at value(6)	1,733	—
	$53,514	$60,391

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures and interest rate futures contracts was $168,736 and $11,768,670, respectively.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $88,859 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for credit default swap contracts was $68,798.

(5)         The average notional amount outstanding for foreign forward currency contracts was $1,725,858.

(6)         The average notional amount outstanding for purchased options contracts on currency contracts was $197,429.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$13,225	$1,594
Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(4)	2,398	17,832
Foreign Exchange Contracts(4)
Unrealized appreciation (depreciation) on forward foreign currency contracts(5)	43,980	37,570
Call and put options purchased, at value(6)	1,977	—
	$61,580	$56,996

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for interest rate futures contracts was $14,941,500.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $106,185 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for credit default swap contracts was $87,478.

(5)         The average notional amount outstanding for foreign forward currency contracts was $1,945,013.

(6)         The average notional amount outstanding for purchased options contracts on currency contracts was $214,841.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$17,850	$8,688
Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(4)	2,398	17,832
Foreign Exchange Contracts
Unrealized appreciation (depreciation) on forward foreign currency contracts(5)	46,133	40,956
Call and put options purchased, at value(6)	2,079	—
	$68,460	$67,476

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for interest rate futures contracts was $17,483,154.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $39,687 as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for credit default swap contracts was $87,478.

(5)         The average notional amount outstanding for foreign forward currency contracts was $2,198,894.

(6)         The average notional amount outstanding for purchased options contracts on currency contracts was $243,362.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Unrealized appreciation (depreciation) on swap contracts(2)	$154,528	$157,601
Futures contracts (variation margin)(2)(5)	133,532	84,862
Call and put options purchased, at value(6)	7,616	—
Call and put options written, at value(7)	—	1,729
Interest rate contracts
Futures contracts (variation margin)(3)(5)	23,281	9,937
Foreign exchange contracts
Unrealized appreciation (depreciation) on forward foreign currency contracts(4)	341,945	29,146

	$660,902	$283,275

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures and total return swap contracts were $10,688,057 and $15,437,037, respectively.

(3)         The average value outstanding for interest rate futures contracts was $27,513,995.

(4)         The average notional amount outstanding for forward foreign currency contracts was $15,139,506.

(5)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,017) as reported in the Portfolio of Investments.

(6)         The average notional amount outstanding for purchased options contracts was $19,992.

(7)         The average notional amount outstanding for written options contracts was $10,702.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$12,300

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $350,566.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $23,983 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$14,800

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $298,615

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $22,580 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$7,480

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $279,617.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $12,593 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$7,480

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $390,784.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $12,593 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$21,340

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $1,183,382.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $87,502 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$32,635

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for equity futures contracts was $2,546,416.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $24,744 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$124,379	$133,000
Call and put options purchased, at value(4)	865	—
Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	32,352	128,347
Foreign exchange contracts
Call and put options purchased, at value(6)	16,256	—
Unrealized appreciation (depreciation) on forward foreign currency contracts(7)	406,493	297,529

	$580,345	$558,876

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average value outstanding for interest rate futures contracts was $169,896,986.

(3)         The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(264,372) as reported in the Portfolio of Investments.

(4)         The average notional amount outstanding for purchased options contracts on interest rate swaps was $80,651.

(5)         The average notional amount outstanding for credit default swap contracts was $39,103,493.

(6)         The average notional amount outstanding for purchased options contracts on currency contracts was $1,939,664.

(7)         The average notional amount outstanding for forward foreign currency contracts was $9,765,312.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$3,551,037	$38,120

(1)         The Portfolio’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)         The average notional amount outstanding for forward foreign currency contracts was $254,834,013.

Note 2. Repurchase Agreements

As of December 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	1.02%	$555,000
Multi-Managed Moderate Growth	2.41	1,315,000
Multi-Managed Income/Equity	3.41	1,860,000
Multi-Managed Income	2.86	1,560,000
Large Cap Value	4.32	2,360,000
Mid Cap Growth	0.81	445,000
Diversified Fixed Income	4.86	2,655,000
Real Return	32.04	17,500,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated December 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $54,620,000, a repurchase price of $54,620,152, and a maturity date of January 2, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.75%	02/28/2018	$4,826,000	$4,765,530
U.S. Treasury Notes	3.13	05/15/2019	47,738,400	51,031,395

As of December 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with

Barclays Capital, Inc:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	1.03%	$725,000
Multi-Managed Moderate Growth	2.42	1,695,000
Multi-Managed Income/Equity	3.41	2,390,000
Multi-Managed Income	2.87	2,010,000
Large Cap Value	4.33	3,040,000
Mid Cap Growth	0.82	575,000
Diversified Fixed Income	4.87	3,415,000
Real Return	31.96	22,420,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated December 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $70,150,000, a repurchase price of $70,150,195, and a maturity date of January 2, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	01/31/2021	$69,753,000	$71,283,381

As of December 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	1.01%	$710,000
Multi-Managed Moderate Growth	2.41	1,685,000
Multi-Managed Income/Equity	3.41	2,385,000
Multi-Managed Income	2.86	2,000,000
Large Cap Value	4.32	3,025,000
Mid Cap Growth	0.81	570,000
Diversified Fixed Income	4.87	3,405,000
Real Return	32.02	22,405,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated December 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $69,965,000, a repurchase price of $69,965,194, and a maturity date of January 2, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.13%	05/15/2021	$66,418,700	$71,420,692

As of December 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	1.02%	$440,000
Multi-Managed Moderate Growth	2.41	1,040,000
Multi-Managed Income/Equity	3.41	1,470,000
Multi-Managed Income	2.86	1,235,000
Large Cap Value	4.32	1,865,000
Mid Cap Growth	0.81	350,000
Diversified Fixed Income	4.87	2,100,000
Real Return	32.04	13,830,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated December 31, 2014, bearing interest at a rate of 0.09% per annum, with a principal amount of $43,165,000, a repurchase price of $43,165,216, and a maturity date of January 2, 2015.  The repurchase agreement collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	07/31/2018	$43,792,000	$44,047,307

As of December 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland Group PLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	1.01%	$710,000
Multi-Managed Moderate Growth	2.41	1,685,000
Multi-Managed Income/Equity	3.41	2,385,000
Multi-Managed Income	2.86	2,000,000
Large Cap Value	4.32	3,025,000
Mid Cap Growth	0.81	570,000
Diversified Fixed Income	4.87	3,405,000
Real Return	32.02	22,405,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland Group PLC, dated December 31, 2014, bearing interest at a rate of 0.06% per annum, with a principal amount of $69,965,000, a repurchase price of $69,965,233, and a maturity date of January 2, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.63%	02/15/2021	$64,135,000	$71,426,508

As of December 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.59%	$1,350,000
Large Cap Value	0.74	1,699,000
Mid Cap Growth	0.22	506,000
Mid Cap Value	0.18	404,000
Small Cap	0.37	844,000
International Equity	2.93	6,730,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $229,997,000, a repurchase price of $229,997,000, and a maturity date of January 2, 2015.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	8.13%	08/15/2021	$16,890,000	$23,957,418
U.S. Treasury Bonds	8.00	11/15/2021	9,355,000	13,097,084
U.S. Treasury Notes	1.63	06/30/2019	120,420,000	120,627,002
U.S. Treasury Notes	2.13	08/15/2021	75,515,000	76,919,126

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended December 31, 2014, transactions in these securities were as follows:

Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014

AIG Common Stock	$17,402	$—	$2,097,469	$445,151	$148,100	$64,085	$199,126	$2,657,731

Mid Cap Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014

Allied World Assurance Co. Holdings AG	$161	$—	$19,090	$616	$21,567	$6,169	$(4,308)	$—

Mid Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014

Allied World Assurance Co. Holdings AG	$2,296	$—	$91,736	$725,656	$701,281	$7,131	$5,648	$128,890

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$275,278	$2,589,359	$367,325	$1,432,538	$332,032	$(432,392)	$1,423,786
Focus Value Portfolio, Class 3	6,489	—	2,137,535	20,069	310,416	156,592	17,370	2,021,150
Large Cap Growth Portfolio, Class 3	22,089	2,353,903	19,443,686	3,899,534	4,771,808	2,623,919	(2,794,185)	18,401,146
Large Cap Value Portfolio, Class 3	203,004	28,988	24,264,303	1,332,123	2,803,015	1,524,480	10,518	24,328,409
Mid Cap Growth Portfolio, Class 3	—	423,597	3,823,431	1,879,809	683,194	245,553	(303,302)	4,962,297
Mid Cap Value Portfolio, Class 3	62,098	973,479	13,015,118	1,170,400	2,832,082	978,875	(1,032,044)	11,300,267
Multi-Managed Growth Portfolio, Class 3	7,891	495,619	3,576,061	573,455	455,948	35,778	(270,028)	3,459,318
Small Cap Portfolio, Class 3	—	355,507	9,626,119	964,439	1,985,481	911,853	(1,065,534)	8,451,396
Diversified Fixed Income Portfolio, Class 3	170,177	—	12,411,849	1,192,486	2,739,056	(49,706)	233,545	11,049,118
International Equity Portfolio, Class 3	373,065	—	28,400,233	5,203,081	2,445,195	(309,305)	(1,635,467)	29,213,347
	$844,813	$4,906,371	$119,287,694	$16,602,721	$20,458,733	$6,450,071	$(7,271,519)	$114,610,234

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$1,179,349	$10,960,565	$1,190,369	$5,617,841	$1,230,156	$(1,672,273)	$6,090,976
Focus Value Portfolio, Class 3	29,842	—	10,013,038	31,468	1,607,900	821,614	(16,492)	9,241,728
Large Cap Growth Portfolio, Class 3	91,282	9,727,521	81,115,934	11,537,743	17,576,294	8,660,316	(9,386,384)	74,351,315
Large Cap Value Portfolio, Class 3	891,430	127,292	111,193,013	7,338,710	14,429,225	6,043,682	818,605	110,964,785
Mid Cap Growth Portfolio, Class 3	—	1,631,146	14,366,634	7,106,226	2,720,548	1,019,050	(1,233,960)	18,537,402
Mid Cap Value Portfolio, Class 3	245,155	3,843,168	52,838,915	4,112,846	13,718,444	4,634,501	(4,790,800)	43,077,018
Multi-Managed Moderate Growth Portfolio, Class 3	145,735	2,617,343	26,026,130	2,765,159	5,989,797	(23,631)	(1,069,621)	21,708,240
Small Cap Portfolio, Class 3	—	—	37,444,117	1,448,521	5,766,462	3,389,610	(4,007,877)	32,507,909
Diversified Fixed Income Portfolio, Class 3	2,239,452	—	174,460,016	3,998,155	28,428,547	924,811	1,655,765	152,610,200
Real Return Portfolio, Class 3	—	—	15,442,782	9,052,416	1,611,218	319,256	(243,772)	22,959,464
International Equity Portfolio, Class 3	1,533,151	—	118,883,971	16,919,937	8,169,023	1,640,476	(9,581,502)	119,693,859
	$5,176,047	$19,125,819	$652,745,115	$65,501,550	$105,635,299	$28,659,841	$(29,528,311)	$611,742,896

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$548,561	$5,679,795	$626,472	$3,327,402	$824,646	$(993,528)	$2,809,983
Focus Value Portfolio, Class 3	15,416	—	6,064,342	15,416	1,793,934	918,198	(464,960)	4,739,062
Large Cap Growth Portfolio, Class 3	52,473	5,591,763	46,110,798	6,977,066	10,022,484	5,581,398	(5,988,048)	42,658,730
Large Cap Value Portfolio, Class 3	538,791	76,937	66,144,104	1,863,500	6,882,164	2,293,865	1,827,819	65,247,124
Mid Cap Growth Portfolio, Class 3	—	594,343	4,825,072	3,047,518	825,617	296,052	(386,544)	6,956,481
Mid Cap Value Portfolio, Class 3	121,617	1,906,525	24,999,508	2,739,181	5,633,435	1,878,772	(1,987,707)	21,996,319
Small Cap Portfolio, Class 3	—	—	20,033,220	1,339,750	1,712,940	1,057,233	(1,326,394)	19,390,869
Diversified Fixed Income Portfolio, Class 3	1,670,393	—	126,559,756	5,645,724	20,359,764	497,321	1,360,626	113,703,663
Multi-Managed Income/Equity, Class 3	215,297	1,339,403	18,688,495	1,577,481	2,523,559	1,083	(602,251)	17,141,249
Real Return Portfolio, Class 3	—	—	17,846,785	7,163,131	2,973,993	85,911	36,923	22,158,757
International Equity Portfolio, Class 3	750,035	—	56,141,753	10,057,419	4,067,421	1,634,637	(5,435,030)	58,331,358
	$3,364,022	$10,057,532	$393,093,628	$41,052,658	$60,122,713	$15,069,116	$(13,959,094)	$375,133,595

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2014	Purchases†	Sales	Gain/Loss	Gain (Loss)	2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$446,438	$3,789,712	$521,003	$1,879,601	$458,125	$(634,395)	$2,254,844
Focus Value Portfolio, Class 3	12,504	—	4,847,472	47,773	1,484,018	524,134	(159,048)	3,776,313
Large Cap Growth Portfolio, Class 3	41,514	4,423,916	35,333,960	5,247,474	6,566,192	3,006,310	(3,399,357)	33,622,195
Large Cap Value Portfolio, Class 3	429,659	61,353	52,830,660	1,316,055	6,437,298	3,487,701	(175,999)	51,021,119
Mid Cap Growth Portfolio, Class 3	—	279,379	3,100,046	585,443	580,796	213,331	(251,514)	3,066,510
Mid Cap Value Portfolio, Class 3	78,535	1,231,152	14,415,276	2,942,517	3,595,188	1,187,016	(1,325,438)	13,624,183
Small Cap Portfolio, Class 3	—	—	8,905,436	1,130,935	809,298	262,338	(371,715)	9,117,696
Diversified Fixed Income Portfolio, Class 3	1,550,873	—	118,743,982	4,352,020	19,488,594	1,326,699	424,699	105,358,806
Multi-Managed Income Portfolio, Class 3	202,254	581,267	14,194,509	871,966	1,178,303	(95)	(234,353)	13,653,724
Real Return Portfolio, Class 3	—	—	24,413,258	8,252,043	2,839,496	79,609	83,242	29,988,656
International Equity Portfolio, Class 3	469,092	—	33,744,861	7,163,449	2,792,667	629,164	(2,958,894)	35,785,913
	$2,784,431	$7,023,505	$314,319,172	$32,430,678	$47,651,451	$11,174,332	$(9,002,772)	$301,269,959

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets. At December 31, 2014, each Managed Allocation Portfolio held less than 19% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 40% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

At December 31, 2014, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage

Multi-Managed Growth	Allocation Growth Portfolio	5%
Diversified Fixed Income	Allocation Moderate Growth Portfolio	15%
International Equity	Allocation Moderate Growth Portfolio	18%
Large Cap Growth	Allocation Moderate Growth Portfolio	17%
Large Cap Value	Allocation Moderate Growth Portfolio	12%
Mid Cap Growth	Allocation Moderate Growth Portfolio	9%
Mid Cap Value	Allocation Moderate Growth Portfolio	13%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	16%
Small Cap	Allocation Moderate Growth Portfolio	14%
Diversified Fixed Income	Allocation Moderate Portfolio	11%
International Equity	Allocation Moderate Portfolio	9%
Large Cap Growth	Allocation Moderate Portfolio	10%
Large Cap Value	Allocation Moderate Portfolio	7%
Mid Cap Value	Allocation Moderate Portfolio	7%
Multi-Managed Income/Equity	Allocation Moderate Portfolio	17%
Small Cap	Allocation Moderate Portfolio	8%
Diversified Fixed Income	Allocation Balanced Portfolio	10%
International Equity	Allocation Balanced Portfolio	5%
Large Cap Growth	Allocation Balanced Portfolio	8%
Large Cap Value	Allocation Balanced Portfolio	5%
Multi-Managed Income	Allocation Balanced Portfolio	17%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	49%
Focus Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	54%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	51%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	40%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	22%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	33%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	38%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	27%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	20%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	37%
Stock	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	72%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	32%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	15%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	21%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	33%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	20%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	25%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	16%

Note 4. Federal Income Taxes

As of December 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments
Multi-Managed Growth	$11,296,884	$(1,043,809)	$10,253,075	$63,895,689
Multi-Managed Moderate Growth	16,365,043	(2,067,469)	14,297,574	131,772,419
Multi-Managed Income/Equity	6,334,388	(1,031,540)	5,302,848	105,756,284
Multi-Managed Income	3,418,124	(876,072)	2,542,052	88,770,465
Asset Allocation: Diversified Growth	23,992,209	(4,785,214)	19,206,995	136,607,704
Stock	113,864,196	(7,279,465)	106,584,731	342,493,371
Large Cap Growth	94,756,473	(3,879,876)	90,876,597	344,365,258
Large Cap Value	152,398,394	(27,923,396)	124,474,998	812,330,042
Mid Cap Growth	49,219,500	(6,363,576)	42,855,924	164,001,232
Mid Cap Value	46,141,050	(5,672,118)	40,468,932	286,430,235
Small Cap	51,979,746	(10,010,803)	41,968,943	203,188,696
International Equity	48,928,075	(39,747,129)	9,180,946	654,359,331
Diversified Fixed Income	24,072,464	(7,595,807)	16,476,657	1,057,411,758
Real Return	229,991	(22,445,984)	(22,215,993)	679,778,554
Cash Management	741	(11,281)	(10,540)	29,057,567
Focus Growth	24,144,706	(939,756)	23,204,950	159,460,401
Focus Value	51,505,898	(4,122,727)	47,383,171	259,621,256
Allocation Growth	23,673,215	(11,098,313)	12,574,902	102,035,332
Allocation Moderate Growth	118,193,646	(28,374,464)	89,819,182	521,923,714
Allocation Moderate	60,663,553	(22,094,307)	38,569,246	336,564,349
Allocation Balanced	40,003,808	(9,661,336)	30,342,472	270,927,487

ADDITIONAL INFORMATION

Additional information is available in the Seasons Series Trust Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 27, 2015